Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended August 31, 2024

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 94.37%

CONVERTIBLE BONDS 87.00%

Aerospace/Defense 0.53%
Rheinmetall AG	2.25%	2/7/2030	EUR	1,500,000	$3,025,589

Airlines 1.30%
Southwest Airlines Co.	1.25%	5/1/2025		$7,400,000	7,418,172

Auto Manufacturers 1.24%
Rivian Automotive, Inc.†	3.625%	10/15/2030		7,950,000	7,106,306

Biotechnology 2.24%
Insmed, Inc.	0.75%	6/1/2028		2,482,000	5,959,681
Sarepta Therapeutics, Inc.	1.25%	9/15/2027		5,750,000	6,842,178
Total					12,801,859

Commercial Services 4.63%
Euronet Worldwide, Inc.	0.75%	3/15/2049		9,035,000	8,831,712
Shift4 Payments, Inc.	0.50%	8/1/2027		9,400,000	9,419,178
Stride, Inc.	1.125%	9/1/2027		5,025,000	8,220,900
Total					26,471,790

Computers 6.29%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon	11/15/2024		4,498,000	8,210,131
Lumentum Holdings, Inc.	0.50%	12/15/2026		12,670,000	12,112,520
Seagate HDD Cayman (Cayman Islands)†(a)	3.50%	6/1/2028		7,924,000	10,614,198
Western Digital Corp.†	3.00%	11/15/2028		3,491,000	5,028,786
Total					35,965,635

Diversified Financial Services 1.29%
Coinbase Global, Inc.	0.50%	6/1/2026		7,435,000	7,373,661

Electric 5.01%
Duke Energy Corp.	4.125%	4/15/2026		7,065,000	7,460,640
NRG Energy, Inc.	2.75%	6/1/2048		2,690,000	5,608,650
PPL Capital Funding, Inc.	2.875%	3/15/2028		6,410,000	6,655,183
Southern Co.†	4.50%	6/15/2027		8,315,000	8,967,727
Total					28,692,200

Electronics 4.46%
Advanced Energy Industries, Inc.†	2.50%	9/15/2028		4,643,000	4,891,749
Enovix Corp.†	3.00%	5/1/2028		3,000,000	2,728,497
Itron, Inc.	Zero Coupon	3/15/2026		10,400,000	10,748,400

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electronics (continued)
OSI Systems, Inc.†	2.25%	8/1/2029	$7,000,000	$7,178,500
Total				25,547,146

Energy-Alternate Sources 2.11%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	9,810,000	8,695,031
Sunrun, Inc.†	4.00%	3/1/2030	2,300,000	3,392,500
Total				12,087,531

Engineering & Construction 1.48%
Granite Construction, Inc.†	3.25%	6/15/2030	7,250,000	8,500,625

Entertainment 0.63%
DraftKings Holdings, Inc.	Zero Coupon	3/15/2028	4,320,000	3,620,160

Environmental Control 1.17%
Tetra Tech, Inc.	2.25%	8/15/2028	5,085,000	6,717,285

Health Care-Products 7.25%
Glaukos Corp.	2.75%	6/15/2027	2,424,000	5,853,960
Lantheus Holdings, Inc.	2.625%	12/15/2027	4,175,000	6,338,694
Natera, Inc.	2.25%	5/1/2027	2,400,000	7,408,800
NuVasive, Inc.	0.375%	3/15/2025	16,055,000	15,636,767
TransMedics Group, Inc.	1.50%	6/1/2028	3,200,000	6,231,360
Total				41,469,581

Home Builders 1.45%
Meritage Homes Corp.†	1.75%	5/15/2028	7,500,000	8,295,000

Internet 18.66%
Booking Holdings, Inc.	0.75%	5/1/2025	1,280,000	2,658,102
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	1,440,000	3,621,600
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	18,300,000	17,110,500
Okta, Inc.	0.125%	9/1/2025	12,130,000	11,541,695
Palo Alto Networks, Inc.	0.375%	6/1/2025	1,972,000	7,175,368
Q2 Holdings, Inc.	0.75%	6/1/2026	4,900,000	5,211,640
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	18,828,000	17,943,084
Spotify USA, Inc.	Zero Coupon	3/15/2026	6,495,000	6,348,862
Uber Technologies, Inc.	Zero Coupon	12/15/2025	16,106,000	17,555,540
Wayfair, Inc.	1.00%	8/15/2026	4,275,000	3,864,814
Wayfair, Inc.	3.25%	9/15/2027	4,050,000	4,247,640
Wix.com Ltd. (Israel)(a)	Zero Coupon	8/15/2025	10,000,000	9,480,000
Total				106,758,845

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Iron-Steel 1.16%
ATI, Inc.	3.50%	6/15/2025		$1,605,000	$6,623,835

Leisure Time 1.47%
Carnival Corp.	5.75%	12/1/2027		1,210,000	1,812,429
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025		1,980,000	6,587,213
Total					8,399,642

Machinery: Construction & Mining 0.57%
Siemens Energy Finance BV	5.625%	9/14/2025	EUR	1,700,000	3,237,583

Media 0.75%
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027		$3,875,000	4,279,498

Miscellaneous Manufacturing 0.94%
Axon Enterprise, Inc.	0.50%	12/15/2027		3,250,000	5,385,569

REITS 4.37%
COPT Defense Properties LP†	5.25%	9/15/2028		8,262,000	9,381,501
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		4,303,000	4,566,774
Welltower OP LLC†	3.125%	7/15/2029		10,000,000	11,050,000
Total					24,998,275

Retail 1.10%
Freshpet, Inc.	3.00%	4/1/2028		3,030,000	6,290,280

Semiconductors 2.71%
Microchip Technology, Inc.†	0.75%	6/1/2030		4,525,000	4,471,831
Nova Ltd. (Israel)(a)	Zero Coupon	10/15/2025		875,000	2,623,688
ON Semiconductor Corp.	0.50%	3/1/2029		8,166,000	8,442,419
Total					15,537,938

Software 14.19%
Akamai Technologies, Inc.	0.375%	9/1/2027		4,350,000	4,538,346
Bill Holdings, Inc.	Zero Coupon	4/1/2027		24,670,000	21,660,260
Datadog, Inc.	0.125%	6/15/2025		1,704,000	2,250,984
Five9, Inc.	0.50%	6/1/2025		7,894,000	7,550,611
Guidewire Software, Inc.	1.25%	3/15/2025		5,575,000	7,389,663
MicroStrategy, Inc.†	0.625%	3/15/2030		5,015,000	5,645,636
RingCentral, Inc.	Zero Coupon	3/15/2026		22,900,000	20,953,500
Tyler Technologies, Inc.	0.25%	3/15/2026		4,425,000	5,536,410
Vertex, Inc.†	0.75%	5/1/2029		4,500,000	5,647,500
Total					81,172,910
Total Convertible Bonds (cost $450,868,968)					497,776,915

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2024

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 7.37%

Commercial Banks 3.92%
Bank of America Corp.	7.25%	17,954	$22,438,909

Electric: Utilities 3.25%
NextEra Energy, Inc.(b)	6.926%	403,285	18,613,619

Machinery 0.20%
Chart Industries, Inc.	6.75%	22,296	1,127,955
Total Convertible Preferred Stocks (cost $41,388,387)			42,180,483
Total Long-Term Investments (cost $492,257,355)			539,957,398

		Principal Amount‡

OPTIONS PURCHASED 0.28% (cost $1,679,275)			1,623,260

SHORT-TERM INVESTMENTS 7.21%

REPURCHASE AGREEMENTS 5.13%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $31,500,300 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $29,923,701; proceeds: $29,345,943 (cost $29,336,816)		$29,336,816	29,336,816

Time Deposits 0.21%
CitiBank N.A.(c) (cost $1,189,015)		1,189,015	1,189,015

		Shares

Money Market Funds 1.87%
Fidelity Government Portfolio(c) (cost $10,701,139)		10,701,139	10,701,139
Total Short-Term Investments (cost $41,226,970)			41,226,970
Total Investments in Securities 101.86% (cost $535,163,600)			582,807,628
Other Assets and Liabilities – Net(d) (1.86)%			(10,633,015)
Net Assets 100.00%			$572,174,613

EUR	Euro.
REITS	Real Estate Investment Trusts.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $124,577,630, which represents 21.77% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2024

(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and options purchased:

Options Purchased at August 31, 2024:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
GDS Holdings Ltd. Call	Morgan Stanley	350,000	3/21/2025	$ 20.00	$350,000	$904,712
Globus Medical, Inc. Call	Goldman Sachs	37,500	12/20/2024	72.50	37,500	210,381
Globus Medical, Inc. Call	Goldman Sachs	37,500	12/20/2024	72.50	37,500	210,381
Wix.com Ltd. Call	Goldman Sachs	63,000	12/20/2024	200.00	63,000	297,786
Total OTC Options Purchased						$1,623,260

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/20/2024	5,681,000	$6,280,345	$6,301,761	$(21,416)

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$497,776,915	$–	$497,776,915
Convertible Preferred Stocks	–	42,180,483	–	42,180,483
Options Purchased	–	1,623,260	–	1,623,260
Short-Term Investments
Repurchase Agreements	–	29,336,816	–	29,336,816
Time Deposits	–	1,189,015	–	1,189,015
Money Market Funds	10,701,139	–	–	10,701,139
Total	$10,701,139	$572,106,489	$–	$582,807,628
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(21,416)	–	(21,416)
Total	$–	$(21,416)	$–	$(21,416)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 118.01%

ASSET-BACKED SECURITIES 17.75%

Automobiles 5.86%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$19,705,000	$19,907,459
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	9,845,000	9,949,798
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	14,790,000	14,919,367
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	7,250,000	7,372,802
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,307,036
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	10,960,000	11,089,409
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,924,000	18,206,190
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	9,945,000	10,160,884
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,293,915
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,125,999
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	6,486,018	6,466,158
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,510,000	6,504,670
Ford Credit Auto Lease Trust Series 2024-B Class A4	4.99%	1/15/2028	11,500,000	11,639,423
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	15,365,000	15,246,998
GLS Auto Receivables Issuer Trust Series 2023-1A Class A2†	5.98%	8/17/2026	189,617	189,642
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,580,000	3,599,439
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	9,700,000	9,771,631
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%	3/15/2027	8,473,000	8,364,241
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	5,049,000	5,086,688
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	7,437,969	7,414,554

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	$13,900,000	$13,856,399
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	12,735,000	12,793,209
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	9,905,000	10,286,745
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%		6/15/2026	3,980,000	3,975,064
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	8,310,000	8,303,208
Total					248,830,928

Credit Card 2.57%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	6,835,000	7,145,837
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.113% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	7,818,000	7,811,044
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	38,640,000	38,161,996
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	29,855,000	29,546,717
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,301,609
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	11,265,000	11,340,445
Total					109,307,648

Other 9.14%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.853% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	4,983,739	4,957,134
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,415,000	9,446,919
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	7,825,000	7,971,676
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,780,727
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,913,444
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.801% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	5,840,878	5,818,176

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	$2,748,109	$2,748,482
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	9,795,000	9,914,050
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.182% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036	4,090,000	4,133,864
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%)	#	4/15/2037	12,450,000	12,470,766
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†	6.212% (3 mo. USD Term SOFR + 1.35%)	#	10/25/2037	11,510,000	11,510,000
Barings CLO Ltd. Series 2020-4A Class B†	7.094% (3 mo. USD Term SOFR + 1.81%)	#	1/20/2032	4,560,000	4,567,514
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.862% (3 mo. USD Term SOFR + 1.53%)	#	7/20/2037	16,490,000	16,514,847
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.585% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	6,370,000	6,407,010
Bristol Park CLO Ltd. Series 2016-1A Class CR†	7.513% (3 mo. USD Term SOFR + 2.21%)	#	4/15/2029	6,460,000	6,465,998
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.854% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	3,333,039	3,322,659
CIFC Funding Ltd. Series 2024-1A Class A†	6.80% (3 mo. USD Term SOFR + 1.50%)	#	4/18/2037	12,750,000	12,763,413
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	4,016,226	4,020,212
DLLMT LLC Series 2024-1A Class A4†	4.98%		4/20/2032	16,000,000	16,085,850
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2035	6,130,000	6,138,872
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.813% (3 mo. USD Term SOFR + 1.51%)	#	1/15/2034	4,198,000	4,201,929
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	6.812% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2037	11,750,000	11,766,956

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.636% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033	$6,310,000	$6,327,874
Elmwood CLO 31 Ltd. Series 2024-7A Class A1†	6.548% (3 mo. USD Term SOFR + 1.35%)	#	7/17/2037	7,340,000	7,340,000
Generate CLO 11 Ltd. Series 2023-11A Class B†	8.033% (3 mo. USD Term SOFR + 2.75%)	#	4/20/2035	2,625,000	2,629,220
Generate CLO 16 Ltd. Series 2024-16A Class A1†	6.861% (3 mo. USD Term SOFR + 1.54%)	#	7/20/2037	9,850,000	9,858,206
Generate CLO 4 Ltd. Series 4A Class ARR†	6.712% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2037	7,740,000	7,757,350
HPEFS Equipment Trust Series 2023-2A Class A2†	6.04%		1/21/2031	9,208,232	9,241,010
HPEFS Equipment Trust Series 2024-2A Class A3†	5.36%		10/20/2031	8,085,000	8,195,425
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028	15,420,000	15,744,040
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	5,076,282
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,902,866
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,870,367
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.903% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	5,800,141	5,796,566
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.435% (3 mo. USD Term SOFR + 2.15%)	#	10/25/2033	9,250,000	9,272,007
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,234,360
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	523,382	523,100
Marlette Funding Trust Series 2022-3 Class B†	5.95%		11/15/2032	4,639,510	4,642,127
MF1 LLC Series 2022-FL9 Class A†	7.486% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	4,258,631	4,257,375
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	444,059	444,228
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	7.613% (3 mo. USD Term SOFR + 2.30%)	#	4/20/2037	7,350,000	7,381,193
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	123,750	123,641

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	$8,000,000	$8,071,854
Palmer Square CLO Ltd. Series 2023-IA Class A1†	6.694% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2037	9,980,000	9,967,416
Post CLO Ltd. Series 2023-1A Class B1†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	4/20/2036	3,085,000	3,099,699
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	4,974,887	4,964,989
Rad CLO 23 Ltd. Series 2024-23A Class B1†	7.335% (3 mo. USD Term SOFR + 2.05%)	#	4/20/2037	4,750,000	4,764,265
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.924% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	4,650,000	4,657,252
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.613% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	5,835,242	5,842,536
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	6,070,000	6,078,163
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,570,000	4,442,825
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	26,965,000	27,645,877
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,839,276	1,575,768
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.232% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	9,520,000	9,534,278
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	5,900,000	5,909,618
Voya CLO Ltd. Series 2018-1A Class A2†	6.841% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	4,090,000	4,093,121
Total					388,185,396

Rec Vehicle Loan 0.18%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	950,723	949,085
Octane Receivables Trust Series 2023-3A Class A2†	6.44%		3/20/2029	6,811,824	6,883,274
Total					7,832,359
Total Asset-Backed Securities (cost $749,369,739)					754,156,331

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 34.78%

Aerospace/Defense 0.47%
Boeing Co.†	6.388%		5/1/2031	$8,952,000	$9,434,537
L3Harris Technologies, Inc.	5.40%		7/31/2033	5,956,000	6,143,122
RTX Corp.	6.40%		3/15/2054	3,840,000	4,411,005
Total					19,988,664

Agriculture 1.34%
BAT Capital Corp.	5.834%		2/20/2031	3,658,000	3,840,824
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	19,293,753
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	12,069,000	12,326,146
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,588,480
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,148,187
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	5,719,000	5,728,585
Total					56,925,975

Auto Manufacturers 1.48%
American Honda Finance Corp.	4.90%		1/10/2034	9,366,000	9,454,643
BMW U.S. Capital LLC†	4.85%		8/13/2031	4,585,000	4,599,761
Cummins, Inc.	5.45%		2/20/2054	7,716,000	7,928,487
Ford Motor Credit Co. LLC	2.70%		8/10/2026	3,583,000	3,423,252
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,977,000	8,078,119
General Motors Financial Co., Inc.	5.95%		4/4/2034	7,598,000	7,868,565
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	18,117,285
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,343,553
Total					62,813,665

Banks 10.33%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	7,800,000	6,682,371
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,902,000	4,681,447
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	13,888,748
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	18,490,795
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	4,099,000	4,131,175
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	4,377,000	4,415,772
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,600,493

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	$4,175,000	$4,046,461
BNP Paribas SA (France)†(a)	5.738% (SOFR + 1.88%)	#	2/20/2035	7,356,000	7,656,273
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	16,090,000	15,833,380
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	9,838,000	9,555,204
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	9,659,000	9,931,028
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	20,231,000	20,006,470
Danske Bank AS (Denmark)†(a)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026	14,803,000	15,005,095
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	7,559,000	7,587,147
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	20,118,000	17,822,187
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	24,978,000	24,550,477
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	4,710,000	4,573,543
Macquarie Bank Ltd. (Australia)†(a)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036	4,333,000	3,745,380
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029	7,544,000	7,539,036
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026	8,785,000	8,803,190
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	10,000,000	8,465,781
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	3,306,000	3,276,999
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	15,091,773
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	5,246,000	5,205,832
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	10,333,000	10,559,173
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	18,443,000	19,175,619
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	8,429,000	8,657,636
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	3,804,000	3,971,403

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027	$6,626,000	$6,946,723
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	5,742,000	5,949,282
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,364,459
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	6,200,000	6,097,843
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	1,622,000	1,593,595
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	7,833,000	8,151,452
UBS Group AG (Switzerland)†(a)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027	6,618,000	6,296,198
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	7,833,505
UBS Group AG (Switzerland)†(a)	6.301% (1 yr. CMT + 2.00%)	#	9/22/2034	10,900,000	11,766,934
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,820,394
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	14,127,000	14,786,774
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	4,084,000	4,028,666
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	4,559,000	4,469,494
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	6,137,776
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	14,708,000	14,631,525
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	8,807,000	7,927,557
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,419,542
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,544,617
Total					438,716,224

Beverages 0.20%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	8,194,000	8,529,042

Biotechnology 0.03%
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,105,224

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Chemicals 0.23%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	$10,121,000	$9,718,169

Commercial Services 0.14%
GXO Logistics, Inc.	6.50%		5/6/2034	5,875,000	6,108,297

Cosmetics/Personal Care 0.14%
Unilever Capital Corp.	4.625%		8/12/2034	6,152,000	6,166,401

Distribution/Wholesale 0.15%
Mitsubishi Corp. (Japan)†(a)	5.125%		7/17/2034	6,007,000	6,192,767

Diversified Financial Services 2.17%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(a)	6.50%		7/15/2025	10,349,000	10,450,861
Air Lease Corp.	5.20%		7/15/2031	5,518,000	5,561,606
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,707,562
American Express Co.	5.284% (SOFR + 1.42%)	#	7/26/2035	10,088,000	10,313,095
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,441,887
Aviation Capital Group LLC†	5.375%		7/15/2029	5,830,000	5,898,100
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	19,630,000	18,778,467
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,359,844
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,825,380
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,329,931
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	648,000	548,134
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,833,533
Total					92,048,400

Electric 4.46%
AEP Transmission Co. LLC	5.15%		4/1/2034	5,798,000	5,904,542
AES Corp.†	3.95%		7/15/2030	2,423,000	2,289,423
Alfa Desarrollo SpA (Chile)†(a)	4.55%		9/27/2051	7,538,405	5,887,655
American Electric Power Co., Inc.	5.699%		8/15/2025	10,422,000	10,491,328
American Transmission Systems, Inc.†	2.65%		1/15/2032	10,360,000	8,972,220
Comision Federal de Electricidad (Mexico)†(a)	3.348%		2/9/2031	6,915,000	5,949,486
DTE Energy Co.	4.22%	(b)	11/1/2024	8,956,000	8,936,200
Duke Energy Indiana LLC	5.25%		3/1/2034	8,216,000	8,504,747
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	5,488,000	5,572,890
Entergy Corp.	0.90%		9/15/2025	8,007,000	7,706,731

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Entergy Louisiana LLC	5.15%	9/15/2034	$10,000,000	$10,094,552
Entergy Louisiana LLC	5.70%	3/15/2054	5,824,000	6,016,510
Evergy Missouri West, Inc.†	5.65%	6/1/2034	9,080,000	9,438,490
Indianapolis Power & Light Co.†	5.70%	4/1/2054	5,907,000	6,118,562
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,502,855
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	9,022,047
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,719,813
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	6,952,445	6,792,061
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,206,069
National Grid PLC (United Kingdom)(a)	5.809%	6/12/2033	8,589,000	9,002,909
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,443,390
Oglethorpe Power Corp.†	5.80%	6/1/2054	9,800,000	10,008,873
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,587,513
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,114,262
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,266,000	6,661,895
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,710,781
Total				189,655,804

Entertainment 0.11%
Warnermedia Holdings, Inc.	3.788%	3/15/2025	4,629,000	4,587,592

Environmental Control 0.33%
Veralto Corp.†	5.50%	9/18/2026	13,858,000	14,044,959

Gas 1.04%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	17,787,000	15,050,809
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	16,315,130
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,688,725
Total				44,054,664

Health Care-Products 0.74%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	10,942,000	11,301,352
Revvity, Inc.	0.85%	9/15/2024	4,974,000	4,965,016
Solventum Corp.†	5.45%	3/13/2031	7,783,000	7,927,187
Solventum Corp.†	5.60%	3/23/2034	7,036,000	7,176,394
Total				31,369,949

Health Care-Services 0.97%
Centene Corp.	2.45%	7/15/2028	21,189,000	19,403,820
Centene Corp.	3.375%	2/15/2030	11,143,000	10,213,177
UnitedHealth Group, Inc.	4.80%	1/15/2030	6,272,000	6,404,353

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
UnitedHealth Group, Inc.	5.375%	4/15/2054	$4,950,000	$5,008,054
Total				41,029,404

Insurance 2.08%
AIA Group Ltd. (Hong Kong)†(a)	5.375%	4/5/2034	8,126,000	8,262,107
Aon North America, Inc.	5.30%	3/1/2031	9,091,000	9,393,277
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,866,021
Assurant, Inc.	2.65%	1/15/2032	4,922,000	4,188,212
Athene Global Funding†	5.62%	5/8/2026	12,979,000	13,148,817
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	7,044,010
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,939,502
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,640,989
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,611,520
Metropolitan Life Global Funding I†	4.05%	8/25/2025	536,000	533,006
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,277,771
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,284,794
Total				88,190,026

Internet 0.16%
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	6,940,000	6,623,143

Iron-Steel 0.19%
Vale Overseas Ltd. (Brazil)(a)	6.40%	6/28/2054	7,817,000	7,988,005

Machinery-Diversified 0.25%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	10,838,064

Media 0.25%
Discovery Communications LLC	3.95%	3/20/2028	5,073,000	4,803,337
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,617,248
Total				10,420,585

Mining 0.77%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	6,526,000	6,284,191
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	5,870,000	6,271,044
Freeport Indonesia PT (Indonesia)(a)	5.315%	4/14/2032	5,800,000	5,819,204
Glencore Funding LLC†	5.634%	4/4/2034	14,213,000	14,483,340
Total				32,857,779

Oil & Gas 2.22%
Apache Corp.	4.75%	4/15/2043	13,200,000	10,794,913
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,811,193

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.†	5.75%	1/15/2031	$14,000,000	$14,204,496
Coterra Energy, Inc.	5.60%	3/15/2034	11,013,000	11,279,955
Eni SpA (Italy)†(a)	5.50%	5/15/2034	4,415,000	4,551,489
Eni SpA (Italy)†(a)	5.70%	10/1/2040	6,000,000	5,916,760
EQT Corp.	5.75%	2/1/2034	5,707,000	5,831,989
EQT Corp.	7.00%	2/1/2030	16,000,000	17,441,744
Occidental Petroleum Corp.	6.45%	9/15/2036	4,500,000	4,879,766
Ovintiv, Inc.	6.50%	2/1/2038	7,431,000	7,914,983
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(a)	6.24%	7/3/2036	5,560,000	5,823,500
Total				94,450,788

Pharmaceuticals 0.39%
Bayer U.S. Finance LLC†	6.25%	1/21/2029	10,000,000	10,484,583
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,071,037
Total				16,555,620

Pipelines 0.88%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,351,408
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	4,068,219
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,540,148
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%	9/30/2040	9,847,000	7,866,370
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	4,040,000	4,040,000
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,158,606
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	589,000	589,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	3,675,000	3,778,911
Total				37,393,025

REITS 1.36%
American Tower Corp.	2.95%	1/15/2025	1,480,000	1,466,789
American Tower Corp.	3.80%	8/15/2029	19,645,000	18,863,861
Crown Castle, Inc.	3.30%	7/1/2030	23,168,000	21,382,439
VICI Properties LP	6.125%	4/1/2054	2,911,000	2,971,068
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	13,675,000	13,314,561
Total				57,998,718

Retail 0.25%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.617%	2/12/2054	3,932,000	3,990,711

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail (continued)
Bayer Corp.†	6.65%	2/15/2028	$3,085,000	$3,243,790
Home Depot, Inc.	5.30%	6/25/2054	3,436,000	3,510,053
Total				10,744,554

Semiconductors 0.30%
Broadcom, Inc.†	4.15%	4/15/2032	3,716,000	3,546,429
Micron Technology, Inc.	5.30%	1/15/2031	4,166,000	4,272,761
SK Hynix, Inc. (South Korea)†(a)	5.50%	1/16/2029	5,007,000	5,129,571
Total				12,948,761

Software 0.57%
Atlassian Corp. (Australia)(a)	5.50%	5/15/2034	4,939,000	5,061,652
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,983,851
Oracle Corp.	5.375%	7/15/2040	627,000	620,362
Oracle Corp.	6.125%	7/8/2039	3,000,000	3,239,115
Oracle Corp.	6.90%	11/9/2052	7,400,000	8,625,896
ServiceNow, Inc.	1.40%	9/1/2030	3,124,000	2,655,891
Total				24,186,767

Telecommunications 0.78%
AT&T, Inc.	3.50%	9/15/2053	12,503,000	8,901,958
Sprint Capital Corp.	8.75%	3/15/2032	15,000,000	18,521,565
T-Mobile USA, Inc.	3.875%	4/15/2030	5,820,000	5,600,876
Total				33,024,399
Total Corporate Bonds (cost $1,454,254,828)				1,477,275,434

FLOATING RATE LOANS(c) 1.68%

Containers & Packaging 0.31%
Berry Global, Inc. 2023 Term Loan AA	7.316% (3 mo. USD Term SOFR + 1.75%)	7/1/2029	13,233,333	13,296,456

Diversified Financial Services 0.31%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.312% (1 mo. USD Term SOFR + 2.00%)	6/22/2028	13,233,500	13,299,006

Entertainment 0.28%
Flutter Financing BV Term Loan B (Netherlands)(a)	7.585% (3 mo. USD Term SOFR + 2.25%)	11/29/2030	11,902,120	11,931,876

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.30%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	7.026% (1 mo. USD Term SOFR + 1.75%)		11/8/2030	$12,596,033	$12,633,254

Media 0.48%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)		2/1/2027	10,773,108	10,778,009
Charter Communications Operating LLC 2023 Term Loan B4	7.332% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	9,670,082	9,631,402
Total					20,409,411
Total Floating Rate Loans (cost $71,538,226)					71,570,003

FOREIGN GOVERNMENT OBLIGATIONS 3.17%

Bermuda 0.05%
Bermuda Government International Bonds	5.00%		7/15/2032	2,238,000	2,230,838

Canada 0.84%
Ontario Teachers’ Finance Trust†(a)	4.625%		4/10/2029	34,678,000	35,466,302

Japan 2.07%
Japan Bank for International Cooperation(a)	2.875%		4/14/2025	38,708,000	38,267,089
Japan Finance Organization for Municipalities†(a)	5.00%		4/23/2029	47,976,000	49,746,363
Total					88,013,452

Mexico 0.14%
Mexico Government International Bonds(a)	4.875%		5/19/2033	6,089,000	5,778,708

Peru 0.07%
Peru Government International Bonds(a)	5.375%		2/8/2035	3,080,000	3,128,910
Total Foreign Government Obligations (cost $131,900,512)					134,618,210

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.14%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	13,878,000	12,362,229
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(d)	8/25/2032	8,934,000	8,256,268
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	10,858,392

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-150 Class A2	3.71%	#(d)	9/25/2032	$17,800,000	$17,106,288
Total Government Sponsored Enterprises
Collateralized Mortgage Obligations (cost $47,108,750)					48,583,177

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.24%
Federal Home Loan Mortgage Corp.(e)	2.00%		3/1/2051 - 2/1/2052	32,786,889	27,129,785
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 5/1/2052	20,692,413	17,725,818
Federal Home Loan Mortgage Corp.	3.00%		10/1/2050 - 1/1/2052	21,223,667	19,126,599
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,495,200	2,356,902
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	7,274,781	7,185,284
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	15,390,326	15,474,286
Federal National Mortgage Association	2.00%		11/1/2050 - 11/1/2051	31,103,485	25,714,865
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	92,284,781	80,299,524
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	17,671,072	16,001,392
Federal National Mortgage Association(e)	3.50%		7/1/2045 - 4/1/2052	42,522,819	39,632,564
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	11,682,470	11,214,478
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	19,102,969	19,115,273
Government National Mortgage Association(f)	2.00%		TBA	30,862,000	26,007,949
Government National Mortgage Association(f)	2.50%		TBA	37,590,000	32,893,849
Government National Mortgage Association(f)	3.00%		TBA	54,491,000	49,389,950
Government National Mortgage Association(f)	3.50%		TBA	51,049,000	47,562,647
Government National Mortgage Association(f)	4.00%		TBA	29,404,000	28,127,770
Government National Mortgage Association(f)	4.50%		TBA	28,837,000	28,262,513
Government National Mortgage Association(f)	5.00%		TBA	18,341,000	18,299,088
Government National Mortgage Association(f)	5.50%		TBA	53,591,000	53,940,321
Government National Mortgage Association(f)	6.00%		TBA	55,100,000	55,901,457
Government National Mortgage Association(f)	6.50%		TBA	6,823,000	6,964,332
Uniform Mortgage-Backed Security(f)	2.00%		TBA	51,114,000	41,892,654
Uniform Mortgage-Backed Security(f)	2.50%		TBA	46,400,000	39,612,836

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(f)	3.00%		TBA	$5,191,000	$4,610,564
Uniform Mortgage-Backed Security(f)	3.50%		TBA	6,243,000	5,748,224
Uniform Mortgage-Backed Security(f)	4.00%		TBA	21,149,000	20,083,345
Uniform Mortgage-Backed Security(f)	4.50%		TBA	10,341,000	10,060,739
Uniform Mortgage-Backed Security(f)	5.00%		TBA	61,989,000	61,842,857
Uniform Mortgage-Backed Security(f)	5.50%		TBA	130,813,000	132,498,872
Uniform Mortgage-Backed Security(f)	6.00%		TBA	76,395,000	78,027,508
Uniform Mortgage-Backed Security(f)	6.50%		TBA	57,677,000	59,365,362
Uniform Mortgage-Backed Security(f)	7.00%		TBA	31,449,000	32,660,278
Total Government Sponsored Enterprises Pass-Throughs (cost $1,114,844,407)					1,114,729,885

MUNICIPAL BONDS 0.09%

Natural Gas 0.09%
Texas Natural Gas Securitization Finance Corp. (cost $3,510,576)	5.102%		4/1/2035	3,510,575	3,608,115

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.53%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(d)	12/25/2059	97,399	93,228
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	3,000,000	3,103,837
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.762% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	614,000	101,734
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(d)	9/15/2056	7,950,000	8,623,338
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(d)	5/15/2056	4,800,000	5,074,561
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,779,068
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(d)	3/25/2060	2,985,388	2,823,095
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.14% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	3,581,485	3,539,229
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	4,794,913	4,787,013
BX Trust Series 2024-VLT4 Class A†	6.828% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	6,185,000	6,187,199
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(d)	8/25/2064	4,154,926	3,729,496

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A†	3.25%	#(d)	9/25/2064	$3,618,613	$3,244,776
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(d)	4/25/2050	5,103,223	4,252,329
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.572%	#(d)	7/10/2028	9,950,000	10,380,035
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(d)	11/27/2051	7,529,157	6,539,682
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(d)	7/10/2048	4,547,000	4,442,650
CONE Trust Series 2024-DFW1 Class A†	6.979% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	3,000,000	3,005,349
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(d)	8/25/2066	3,335,829	2,901,616
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(d)	5/25/2065	288,224	282,241
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.206% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	5,920,881	5,848,122
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.299% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	6,635,302	6,606,755
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.849% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	5,000,000	5,253,013
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.199% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	12,585,764	12,745,991
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.699% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	7,127,390	7,177,919
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.599% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	15,134,889	15,190,995
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.898% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	3,900,000	4,177,927

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.049% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	$3,000,000	$3,129,969
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.298% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	1,844,352	1,854,565
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.849% (30 day USD SOFR Average + 1.50%)	#	10/25/2043	5,439,654	5,462,018
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.999% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	2,900,000	2,911,378
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.899% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	8,635,118	8,868,351
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.649% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	9,606,950	9,880,028
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(d)	11/25/2051	3,930,610	3,400,515
GCAT Trust Series 2020-NQM2 Class A1†	2.555%	(b)	4/25/2065	701,095	661,552
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(d)	8/10/2029	9,150,000	9,196,625
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(d)	1/25/2051	2,313,639	1,985,177
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(d)	7/25/2051	7,895,970	6,565,552
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(d)	1/25/2052	4,176,775	3,473,016
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(d)	1/25/2053	18,380,740	15,878,913
HLTN Commercial Mortgage Trust Series 2024-DPLO Class A†	6.978% (1 mo. USD Term SOFR + 1.64%)	#	6/15/2041	7,160,000	7,130,809
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(d)	6/25/2052	15,436,582	13,393,279

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(d)	5/25/2052	$8,043,033	$6,963,541
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(d)	7/25/2052	6,860,581	5,952,120
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(d)	8/25/2052	8,299,129	7,185,265
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(d)	10/25/2052	4,761,326	4,113,256
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	8,224,000	8,086,429
KIND Commercial Mortgage Trust Series 2024-1 Class A†	7.24% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,240,000	3,242,643
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(d)	1/26/2060	120,599	112,558
PFP Ltd. Series 2023-10 Class A†	7.707% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	9,159,317	9,193,503
Rate Mortgage Trust Series 2024-J1 Class A1†	6.00%	#(d)	7/25/2054	12,059,125	12,120,928
Rate Mortgage Trust Series 2024-J2 Class A2†	5.50%	#(d)	7/25/2054	7,300,000	7,244,739
RCKT Mortgage Trust Series 2024-INV1 Class A1†	6.50%	#(d)	6/25/2054	5,366,385	5,460,092
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(d)	1/26/2060	42,806	41,787
Sequoia Mortgage Trust Series 2024-7 Class A2†	6.00%	#(d)	8/25/2054	3,825,036	3,839,858
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(d)	2/25/2050	32,486	30,972
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(d)	4/25/2065	931,063	897,168
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(b)	1/25/2060	197,087	191,882
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(d)	4/25/2065	546,627	511,457
Vista Point Securitization Trust Series 2024-CES1 Class A1†	6.676%	(b)	5/25/2054	4,088,046	4,148,262
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(d)	9/15/2057	5,548,000	5,439,780
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	8,100,000	8,475,919
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(g)	0.592%	#(d)	10/15/2057	10,391,138	195
Total Non-Agency Commercial Mortgage-Backed Securities (cost $315,747,631)					319,935,299

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 25.63%
U.S. Treasury Bonds	1.875%	11/15/2051	$40,524,000	$24,875,563
U.S. Treasury Bonds	2.375%	2/15/2042	77,018,000	58,864,617
U.S. Treasury Bonds	3.875%	2/15/2043	91,362,000	86,490,550
U.S. Treasury Bonds	4.25%	2/15/2054	93,010,800	93,395,922
U.S. Treasury Bonds	4.375%	8/15/2043	31,677,400	31,999,124
U.S. Treasury Bonds	4.50%	2/15/2044	188,702,000	193,478,519
U.S. Treasury Bonds	4.625%	5/15/2054	58,473,000	62,511,292
U.S. Treasury Notes	4.25%	6/30/2029	195,284,000	199,647,377
U.S. Treasury Notes	4.50%	3/31/2026	120,032,300	120,791,879
U.S. Treasury Notes	4.625%	6/30/2026	158,231,000	159,977,104
U.S. Treasury Notes	4.875%	4/30/2026	55,810,000	56,540,326
Total U.S. Treasury Obligations (cost $1,071,725,587)				1,088,572,273
Total Long-Term Investments (cost $4,960,000,256)				5,013,048,727

SHORT-TERM INVESTMENTS 1.65%

REPURCHASE AGREEMENTS 1.65%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $34,408,200 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $32,686,033; proceeds: $32,054,993 (cost $32,045,023)			32,045,023	32,045,023
Repurchase Agreement dated 8/30/2024, 5.310% due 9/3/2024 with JPMorgan Securities LLC collateralized by $38,432,400 of U.S. Treasury Note at 3.625% due 3/31/2030; value: $38,775,510; proceeds: $38,022,420 (cost $38,000,000)			38,000,000	38,000,000
Total Repurchase Agreements (cost $70,045,023)				70,045,023
Total Investments in Securities 119.66% (cost $5,030,045,279)				5,083,093,750
Other Assets and Liabilities - Net(h) (19.66)%				(835,042,962)
Net Assets 100.00%				$4,248,050,788

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $1,435,445,975, which represents 33.79% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2024

(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond - Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	Securities purchased on a when-issued basis.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2024	366	Short	$(41,857,292)	$(41,563,875)	$293,417
U.S. 10-Year Ultra Treasury Note	December 2024	454	Short	(53,588,259)	(53,316,625)	271,634
Total Unrealized Appreciation on Futures Contracts						$565,051

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2024	2,538	Long	$527,121,551	$526,753,971	$(367,580)
U.S. Ultra Treasury Bond	December 2024	419	Long	56,120,876	55,281,813	(839,063)
Total Unrealized Depreciation on Futures Contracts						$(1,206,643)

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$754,156,331	$–	$754,156,331
Corporate Bonds	–	1,477,275,434	–	1,477,275,434
Floating Rate Loans	–	71,570,003	–	71,570,003
Foreign Government Obligations	–	134,618,210	–	134,618,210
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	48,583,177	–	48,583,177
Government Sponsored Enterprises Pass-Throughs	–	1,114,729,885	–	1,114,729,885
Municipal Bonds	–	3,608,115	–	3,608,115
Non-Agency Commercial Mortgage-Backed Securities	–	319,935,299	–	319,935,299
U.S. Treasury Obligations	–	1,088,572,273	–	1,088,572,273
Short-Term Investments
Repurchase Agreements	–	70,045,023	–	70,045,023
Total	$–	$5,083,093,750	$–	$5,083,093,750
Other Financial Instruments
Futures Contracts
Assets	$565,051	$–	$–	$565,051
Liabilities	(1,206,643)	–	–	(1,206,643)
Total	$(641,592)	$–	$–	$(641,592)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 116.26%

ASSET-BACKED SECURITIES 14.35%

Automobiles 4.85%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%	5/17/2032	$2,935,511	$2,981,863
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	3,230,000	3,142,656
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,752,045
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	9,220,000	9,300,646
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,576,144
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	3,338,174	3,297,961
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	8,840,000	8,979,174
CPS Auto Receivables Trust Series 2020-B Class E†	7.38%	6/15/2027	909,950	911,681
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	6,267,758	6,307,358
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	630,596	630,161
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	3,500,000	3,946,589
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	800,000	791,519
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	5,307,767	5,291,515
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,847,666
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	1,000,000	1,003,829
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,829,641
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	3,675,000	3,646,776
GLS Auto Receivables Issuer Trust Series 2024-3A Class C†	5.21%	2/18/2031	8,100,000	8,126,393
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,117,444

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%		6/17/2030	$4,935,000	$4,981,700
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%		10/15/2029	7,150,000	7,232,112
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	3,475,000	3,493,869
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	3,450,000	3,475,477
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%		9/14/2027	637,983	631,585
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	1,487,000	1,458,734
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	2,588,000	2,607,318
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	1,500,000	1,490,425
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%		3/17/2031	4,165,000	4,288,188
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	5,150,000	5,348,484
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	5,000,000	5,030,407
Vstrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,895,000	2,980,283
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,315,000	4,348,718
Total					129,848,361

Credit Card 0.81%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	3,330,000	3,481,439
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.113% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	7,694,000	7,687,155
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	3,695,000	3,748,863
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	465,283
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,301,925
Total					21,684,665

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other 8.39%
720 East CLO Ltd. Series 2023-IA Class D†	11.151% (3 mo. USD Term SOFR + 5.85%)	#	4/15/2036	$4,750,000	$4,876,275
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.853% (1 mo. USD Term SOFR + 1.51%)	#	1/15/2037	2,161,584	2,150,045
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	4,370,000	4,384,815
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,140,000	4,217,603
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,670,839
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	1,340,000	1,353,212
AGL CLO 24 Ltd. Series 2023-24A Class D†	10.785% (3 mo. USD Term SOFR + 5.50%)	#	7/25/2036	2,000,000	2,070,595
AGL CLO 32 Ltd. Series 2024-32A Class A1†	6.645% (3 mo. USD Term SOFR + 1.38%)	#	7/21/2037	4,960,000	4,956,924
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	7.336% (3 mo. USD Term SOFR + 2.05%)	#	4/17/2035	4,500,000	4,506,512
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	1,000,000	989,918
Annisa CLO Ltd. Series 2016-2A Class BRR†	6.782% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2031	3,340,000	3,340,821
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	520,739	476,312
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.804% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	6,390,000	6,357,310
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.187% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	3,845,547	3,840,753
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	2,040,444	2,027,735
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	2,950,000	2,843,643
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	1,355,789	1,355,974

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bain Capital CLO Ltd. Series 2024-1A Class D1†	9.175% (3 mo. USD Term SOFR + 3.85%)	#	4/16/2037	$1,000,000	$1,014,345
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	3,670,000	3,776,559
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	7.265% (3 mo. USD Term SOFR + 1.98%)	#	4/25/2036	2,950,000	2,961,190
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.735% (3 mo. USD Term SOFR + 2.45%)	#	1/25/2036	3,000,000	3,010,292
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†	6.212% (3 mo. USD Term SOFR + 1.35%)	#	10/25/2037	6,550,000	6,550,000
Barings CLO Ltd. Series 2024-1A Class D†	9.269% (3 mo. USD Term SOFR + 4.00%)	#	1/20/2037	2,250,000	2,300,869
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.862% (3 mo. USD Term SOFR + 1.53%)	#	7/20/2037	8,870,000	8,883,365
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	7.585% (3 mo. USD Term SOFR + 2.30%)	#	1/25/2036	2,880,000	2,896,733
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.724% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	558,605	559,165
Bojangles Issuer LLC Series 2020-1A Class A2†	3.832%		10/20/2050	1,915,875	1,848,731
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.854% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	1,810,916	1,805,277
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.575% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	1,131,524	1,132,613
Carlyle U.S. CLO Ltd. Series 2022-6A Class DR†	10.035% (3 mo. USD Term SOFR + 4.75%)	#	10/25/2036	700,000	718,143
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.282% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	2,860,000	2,888,739
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	1,723,485	1,736,734

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049		$2,181,225	$2,119,177
Dryden 113 CLO Ltd. Series 2022-113A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2035		3,030,000	3,034,385
Dryden 115 CLO Ltd. Series 2024-115A Class B†	7.301% (3 mo. USD Term SOFR + 2.00%)	#	4/18/2037		4,000,000	4,005,664
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.636% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033		2,930,000	2,938,300
Elmwood CLO 31 Ltd. Series 2024-7A Class A1†	6.548% (3 mo. USD Term SOFR + 1.35%)	#	7/17/2037		4,750,000	4,750,000
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	781,000	563,971
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.863% (3 mo. USD Term SOFR + 1.56%)	#	7/15/2031		$1,531,674	1,533,876
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		2,680,000	2,701,050
Generate CLO 15 Ltd. Series 2024-15A Class B†	7.348% (3 mo. USD Term SOFR + 2.05%)	#	7/20/2037		6,130,000	6,151,394
Generate CLO 4 Ltd. Series 4A Class ARR†	6.712% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2037		4,380,000	4,389,818
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	1/20/2034		3,460,000	3,472,788
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030		9,000,000	9,187,015
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,864,180
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032		1,500,000	1,498,820
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.903% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		3,328,603	3,326,552
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%)	#	4/25/2037		2,960,000	2,992,503

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Magnetite XXXIX Ltd. Series 2023-39A Class B†	7.435% (3 mo. USD Term SOFR + 2.15%)	#	10/25/2033	$4,560,000	$4,570,849
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	3,490,000	3,497,636
MF1 LLC Series 2022-FL9 Class A†	7.486% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,753,485	2,752,673
MF1 LLC Series 2024-FL14 Class A†	7.079% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	3,820,000	3,806,393
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	7.233% (3 mo. USD Term SOFR + 1.95%)	#	4/23/2037	3,680,000	3,685,527
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	2,355	2,353
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	261,524
Palmer Square CLO Ltd. Series 2023-IA Class A1†	6.694% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2037	5,380,000	5,373,216
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	1,232,859	1,230,406
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.282% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	4,280,000	4,323,008
Rad CLO 24 Ltd. Series 2024-24A Class B†	2.053% (3 mo. USD Term SOFR + 2.00%)	#	7/20/2037	3,680,000	3,689,044
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.924% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	5,490,000	5,498,562
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	7.613% (1 mo. USD Term SOFR + 2.34%)	#	5/25/2038	2,669,823	2,673,160
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	7.335% (3 mo. USD Term SOFR + 2.05%)	#	4/25/2037	2,170,000	2,175,015
Romark CLO Ltd. Series 2017-1A Class A2R†	7.195% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	830,000	830,518
RR Ltd. Series 2022-24A Class A2R†	7.701% (3 mo. USD Term SOFR + 2.40%)	#	1/15/2036	3,410,000	3,420,214

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	$2,252,000	$2,201,276
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,373,001
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,433,887	4,316,819
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.814% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	2,000,000	2,002,022
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%)	#	4/22/2036	1,400,000	1,428,954
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	599,671	513,757
TRTX Issuer Ltd. Series 2019-FL3 Class C†	7.553% (1 mo. USD Term SOFR + 2.21%)	#	10/15/2034	161,047	157,616
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	2,860,000	2,864,662
Voya CLO Ltd. Series 2018-1A Class A2†	6.841% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	1,990,000	1,991,519
Wellington Management CLO 3 Ltd. Series 2024-3A Class A1†	6.587% (3 mo. USD Term SOFR + 1.36%)	#	7/18/2037	8,020,000	7,999,131
Total					224,670,389

Rec Vehicle Loan 0.16%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	443,999	443,234
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	3,828,000	3,858,384
Total					4,301,618

Student Loan 0.14%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	7.149% (30 day USD SOFR Average + 1.80%)	#	6/25/2047	3,672,044	3,676,749
Total Asset-Backed Securities (cost $381,617,759)					384,181,782

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 50.38%

Aerospace/Defense 0.57%
Boeing Co.	5.15%	5/1/2030	$4,566,000	$4,555,989
Boeing Co.†	6.528%	5/1/2034	2,951,000	3,127,379
Boeing Co.†	6.858%	5/1/2054	2,220,000	2,392,516
Bombardier, Inc. (Canada)†(a)	7.25%	7/1/2031	1,959,000	2,058,791
HEICO Corp.	5.35%	8/1/2033	2,117,000	2,178,368
Triumph Group, Inc.†	9.00%	3/15/2028	1,027,000	1,085,870
Total				15,398,913

Agriculture 0.80%
BAT Capital Corp.	5.834%	2/20/2031	2,820,000	2,960,942
BAT Capital Corp.	6.343%	8/2/2030	7,000,000	7,529,059
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%	2/1/2030	6,613,000	6,753,898
Viterra Finance BV (Netherlands)†(a)	3.20%	4/21/2031	1,208,000	1,083,994
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	3,013,000	3,018,050
Total				21,345,943

Airlines 0.39%
American Airlines, Inc.†	7.25%	2/15/2028	3,314,000	3,337,708
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	11.00%	4/15/2029	1,814,175	1,848,082
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	3,537,000	3,498,077
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(b)	7.875%	5/1/2027	1,956,000	1,837,678
Total				10,521,545

Apparel 0.25%
Tapestry, Inc.	7.00%	11/27/2026	6,500,000	6,706,304

Auto Manufacturers 1.54%
Ford Motor Co.	9.625%	4/22/2030	2,858,000	3,394,090
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,950,000	1,863,059
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,886,232
Ford Motor Credit Co. LLC	5.125%	6/16/2025	5,000,000	4,987,729
Ford Motor Credit Co. LLC	6.125%	3/8/2034	6,237,000	6,316,062
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,458,133
Ford Otomotiv Sanayi AS (Turkey)†(a)	7.125%	4/25/2029	2,094,000	2,157,658
General Motors Financial Co., Inc.	5.60%	6/18/2031	4,232,000	4,332,854
Hyundai Capital America†	5.40%	1/8/2031	2,417,000	2,483,316

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	$1,791,000	$1,891,491
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	5,475,000	5,465,729
Total					41,236,353

Auto Parts & Equipment 0.18%
Dornoch Debt Merger Sub, Inc.†	6.625%		10/15/2029	2,592,000	2,192,814
Tenneco, Inc.†	8.00%		11/17/2028	2,784,000	2,605,492
Total					4,798,306

Banks 9.10%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	3,200,000	2,741,486
AIB Group PLC (Ireland)†(a)	5.871% (SOFR + 1.91%)	#	3/28/2035	2,369,000	2,452,959
Akbank TAS (Turkey)†(a)	7.498%		1/20/2030	2,142,000	2,181,134
Bancolombia SA (Colombia)(a)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034	2,500,000	2,624,858
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	7,537,000	6,901,608
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	497,000	491,643
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,683,000	10,405,603
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,514,000	5,402,047
Bank of Montreal (Canada)(a)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084	3,753,000	3,937,918
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%)	#	7/26/2030	1,601,000	1,613,567
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%)	#	4/26/2034	1,595,000	1,609,129
BankUnited, Inc.	5.125%		6/11/2030	1,300,000	1,264,806
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	10,000,000	10,333,607
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039	3,475,000	3,658,532
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	5,000,000	4,885,461
BNP Paribas SA (France)†(a)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	1,500,000	1,453,818

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	5.738% (SOFR + 1.88%)	#	2/20/2035		$3,432,000	$3,572,095
BNP Paribas SA (France)†(a)	8.00% (5 yr. CMT + 3.73%)	#	–	(c)	2,807,000	2,959,527
BPCE SA (France)†(a)	5.936% (SOFR + 1.85%)	#	5/30/2035		2,580,000	2,665,676
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	4,083,811
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,169,204
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		5,733,000	6,054,900
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		3,013,000	3,258,144
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		5,657,000	5,594,217
Danske Bank AS (Denmark)†(a)	4.375%		6/12/2028		5,000,000	4,948,612
Danske Bank AS (Denmark)†(a)	6.259% (1 yr. CMT + 1.18%)	#	9/22/2026		7,308,000	7,407,771
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028		1,475,000	1,516,715
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025		2,652,000	2,644,979
Freedom Mortgage Corp.†	12.25%		10/1/2030		3,117,000	3,461,516
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		2,450,000	2,086,987
Intesa Sanpaolo SpA (Italy)†(a)	6.625%		6/20/2033		5,678,000	6,093,748
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		4,043,000	4,334,664
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034		2,336,000	2,268,322
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030		2,196,000	2,031,172
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%)	#	6/23/2032		980,000	842,803
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029		2,143,000	2,141,590
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		6,000,000	5,079,469
Morgan Stanley	4.00%		7/23/2025		3,795,000	3,770,552
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028		1,303,000	1,291,570

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		$12,802,000	$12,725,079
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		2,359,000	2,340,937
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		2,693,000	2,751,945
NatWest Group PLC (United Kingdom)(a)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		4,299,000	3,786,028
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029		6,000,000	6,238,341
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		2,604,000	2,674,633
NatWest Group PLC (United Kingdom)(a)	8.125% (5 yr. CMT + 3.75%)	#	–	(c)	1,720,000	1,826,422
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		3,302,000	3,383,086
Royal Bank of Canada (Canada)(a)	6.00%		11/1/2027		1,391,000	1,458,329
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	6.60% (5 yr. CMT + 2.28%)	#	–	(c)	1,076,000	1,117,194
Toronto-Dominion Bank (Canada)(a)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		6,304,000	6,462,155
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		2,583,000	2,676,244
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		2,778,000	2,904,064
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		7,177,000	7,058,745
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027		8,000,000	7,503,357
UBS Group AG (Switzerland)†(a)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		4,312,000	3,676,183
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027		6,945,000	7,018,395
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028		5,490,000	5,746,400
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026		2,014,000	1,986,712
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026		2,358,000	2,311,706
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		5,300,000	5,000,801

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	$4,718,000	$4,246,873
Wells Fargo & Co.	5.389% (SOFR + 2.02%)	#	4/24/2034	3,081,000	3,158,937
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,329,329
Total					243,618,115

Beverages 0.54%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	8,069,264
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(a)	5.25%		4/27/2029	4,223,000	4,070,112
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	2,182,000	2,271,219
Total					14,410,595

Biotechnology 0.01%
Baxalta, Inc.	4.00%		6/23/2025	311,000	308,550

Building Materials 0.70%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028	2,425,000	2,582,952
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030	2,081,000	2,133,616
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.75%		7/15/2031	2,145,000	2,212,102
Sisecam U.K. PLC (United Kingdom)†(a)	8.625%		5/2/2032	2,080,000	2,153,585
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,064,000	3,060,938
St. Mary’s Cement, Inc. (Canada)†(a)	5.75%		4/2/2034	3,182,000	3,227,172
Standard Industries, Inc.†	4.375%		7/15/2030	3,504,000	3,279,638
Total					18,650,003

Chemicals 0.69%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	6,104,000	6,126,977
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	4,782,000	4,591,669
NOVA Chemicals Corp. (Canada)†(a)	9.00%		2/15/2030	1,945,000	2,091,620
Rain Carbon, Inc.†	12.25%		9/1/2029	3,252,000	3,484,442
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	57,000	56,449
WR Grace Holdings LLC†	5.625%		8/15/2029	2,217,000	2,057,736
Total					18,408,893

Coal 0.18%
Indika Energy Tbk. PT (Indonesia)†(a)	8.75%		5/7/2029	2,330,000	2,372,656
SunCoke Energy, Inc.†	4.875%		6/30/2029	2,650,000	2,410,780
Total					4,783,436

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services 0.98%
Adani Ports & Special Economic Zone Ltd. (India)(a)	4.00%		7/30/2027	$2,900,000	$2,770,807
Allied Universal Holdco LLC†	7.875%		2/15/2031	2,595,000	2,636,880
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(b)	6.00%		6/1/2029	2,939,000	2,618,431
Block, Inc.†	6.50%		5/15/2032	2,387,000	2,478,334
Champions Financing, Inc.†	8.75%		2/15/2029	3,887,000	3,989,837
ERAC USA Finance LLC†	5.00%		2/15/2029	3,704,000	3,798,836
GXO Logistics, Inc.	6.50%		5/6/2034	4,478,000	4,655,822
JSW Infrastructure Ltd. (India)(a)	4.95%		1/21/2029	3,313,000	3,187,006
Total					26,135,953

Computers 0.46%
Amentum Escrow Corp.†	7.25%		8/1/2032	1,532,000	1,603,128
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	5,113,000	4,919,774
McAfee Corp.†	7.375%		2/15/2030	3,730,000	3,581,257
NCR Atleos Corp.†	9.50%		4/1/2029	2,145,000	2,364,957
Total					12,469,116

Distribution/Wholesale 0.18%
Gates Corp.†	6.875%		7/1/2029	1,212,000	1,244,717
Mitsubishi Corp. (Japan)†(a)	5.125%		7/17/2034	3,436,000	3,542,259
Total					4,786,976

Diversified Financial Services 3.01%
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	7,000,000	6,957,823
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	2,283,000	2,368,405
Aircastle Ltd.†	2.85%		1/26/2028	5,300,000	4,911,745
Aircastle Ltd.†	6.50%		7/18/2028	5,500,000	5,722,265
Aretec Group, Inc.†	10.00%		8/15/2030	2,601,000	2,811,078
Aviation Capital Group LLC†	5.50%		12/15/2024	4,000,000	3,993,520
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,776,547
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	3,500,000	3,348,173
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	11,371,000	11,199,567
Blue Owl Finance LLC†	6.25%		4/18/2034	1,287,000	1,334,326
Capital One Financial Corp.	5.70% (SOFR + 1.91%)	#	2/1/2030	2,350,000	2,419,283
Coinbase Global, Inc.†	3.625%		10/1/2031	3,325,000	2,742,615
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	4,668,000	4,869,588
LPL Holdings, Inc.†	4.00%		3/15/2029	7,000,000	6,669,840

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Navient Corp.	5.50%		3/15/2029	$5,416,000	$5,148,266
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,686,283
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	303,000	256,303
Nuveen LLC†	5.85%		4/15/2034	2,890,000	3,027,278
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,258,745
Total					80,501,650

Electric 3.80%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	3,782,000	3,898,721
American Transmission Systems, Inc.†	2.65%		1/15/2032	6,934,000	6,005,152
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,118,310
Ausgrid Finance Pty. Ltd. (Australia)†(a)	4.35%		8/1/2028	3,780,000	3,729,795
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,778,999
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	1,406,000	1,465,406
Duke Energy Indiana LLC	5.40%		4/1/2053	1,820,000	1,816,906
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029	3,011,000	3,057,575
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,499,684
Entergy Corp.	7.125% (5 yr. CMT + 2.67%)	#	12/1/2054	5,005,000	5,108,954
Entergy Louisiana LLC	5.70%		3/15/2054	2,836,000	2,929,743
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025	1,600,000	1,601,328
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,285,469
IPALCO Enterprises, Inc.	5.75%		4/1/2034	2,607,000	2,688,035
Lightning Power LLC†	7.25%		8/15/2032	4,961,000	5,130,032
Minejesa Capital BV (Netherlands)†(a)	4.625%		8/10/2030	2,362,181	2,307,688
National Grid PLC (United Kingdom)(a)	5.809%		6/12/2033	3,995,000	4,187,521
NRG Energy, Inc.†	3.375%		2/15/2029	5,370,000	4,932,347
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,310,876
Oglethorpe Power Corp.	5.95%		11/1/2039	2,419,000	2,514,690
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	3,905,000	4,151,723
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,211,765
Public Service Electric & Gas Co.	4.85%		8/1/2034	4,544,000	4,584,898
Talen Energy Supply LLC†	8.625%		6/1/2030	2,524,000	2,735,352
Vistra Operations Co. LLC†	5.125%		5/13/2025	1,430,000	1,425,203
Vistra Operations Co. LLC†	7.75%		10/15/2031	2,965,000	3,156,999
Total					101,633,171

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Energy-Alternate Sources 0.22%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(a)	5.625%	11/8/2028	$3,470,000	$3,255,814
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	2,758,210	2,658,229
Total				5,914,043

Engineering & Construction 0.58%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	7.00%	6/30/2034	1,271,000	1,319,457
Arcosa, Inc.†	6.875%	8/15/2032	1,249,000	1,302,781
Fluor Corp.	4.25%	9/15/2028	1,015,000	985,361
IRB Infrastructure Developers Ltd. (India)†(a)	7.11%	3/11/2032	3,150,000	3,238,987
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	6,000,000	6,190,102
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	2,521,000	2,456,685
Total				15,493,373

Entertainment 0.30%
Caesars Entertainment, Inc.†(b)	4.625%	10/15/2029	1,525,000	1,443,464
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	1,733,000	1,660,333
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,000,000	4,955,274
Total				8,059,071

Environmental Control 0.18%
Enviri Corp.†	5.75%	7/31/2027	2,707,000	2,644,179
Veralto Corp.†	5.45%	9/18/2033	2,159,000	2,232,564
Total				4,876,743

Forest Products & Paper 0.07%
Mercer International, Inc. (Canada)(a)	5.125%	2/1/2029	2,260,000	1,849,750

Gas 0.79%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,818,761
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,570,252
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,963,305
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,316,762
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,392,615
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	2,024,260
Spire Missouri, Inc.	5.15%	8/15/2034	2,030,000	2,067,676
Total				21,153,631

Hand/Machine Tools 0.28%
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,596,051

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.50%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	$4,744,000	$4,899,800
Solventum Corp.†	5.45%	3/13/2031	4,965,000	5,056,981
Solventum Corp.†	5.60%	3/23/2034	3,339,000	3,405,625
Total				13,362,406

Health Care-Services 2.00%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,270,138
Centene Corp.	3.375%	2/15/2030	5,650,000	5,178,538
Centene Corp.	4.25%	12/15/2027	3,500,000	3,424,698
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027	2,515,000	2,436,210
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	2,895,000	2,494,232
DaVita, Inc.†	4.625%	6/1/2030	2,697,000	2,544,766
DaVita, Inc.†	6.875%	9/1/2032	2,457,000	2,515,226
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	5,329,000	4,493,353
HCA, Inc.	5.45%	9/15/2034	1,688,000	1,710,395
HCA, Inc.	5.60%	4/1/2034	8,955,000	9,206,673
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,290,426
LifePoint Health, Inc.†	9.875%	8/15/2030	2,403,000	2,638,328
LifePoint Health, Inc.†	10.00%	6/1/2032	2,399,000	2,606,689
Molina Healthcare, Inc.†	3.875%	11/15/2030	2,137,000	1,966,611
UnitedHealth Group, Inc.	4.80%	1/15/2030	3,728,000	3,806,669
Total				53,582,952

Holding Companies-Diversified 0.08%
Stena International SA (Luxembourg)†(a)	7.25%	1/15/2031	1,985,000	2,045,453

Home Builders 0.12%
Landsea Homes Corp.†	8.875%	4/1/2029	3,073,000	3,192,933

Housewares 0.08%
Newell Brands, Inc.	6.375%	9/15/2027	2,221,000	2,238,475

Insurance 2.64%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	1,507,000	1,501,643
Ardonagh Group Finance Ltd. (United Kingdom)†(a)	8.875%	2/15/2032	2,524,000	2,616,401
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,601,253
Assurant, Inc.	3.70%	2/22/2030	2,837,000	2,669,032
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,966,979

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Brighthouse Financial Global Funding†	5.65%		6/10/2029	$4,147,000	$4,252,079
Brown & Brown, Inc.	5.65%		6/11/2034	3,688,000	3,803,002
CNO Global Funding†	5.875%		6/4/2027	6,163,000	6,317,235
F&G Global Funding†	5.15%		7/7/2025	3,435,000	3,423,224
GA Global Funding Trust†	3.85%		4/11/2025	4,577,000	4,537,961
Global Atlantic Fin Co.†	4.40%		10/15/2029	6,551,000	6,260,086
Global Atlantic Fin Co.†	7.95%		6/15/2033	3,411,000	3,852,163
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054	2,001,000	2,051,915
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	7.25%		2/15/2031	3,186,000	3,281,319
HUB International Ltd.†	7.375%		1/31/2032	1,293,000	1,341,309
Jackson National Life Global Funding†	5.50%		1/9/2026	5,281,000	5,315,989
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030	2,038,000	2,169,117
New York Life Global Funding†	4.55%		1/28/2033	2,760,000	2,719,189
Principal Life Global Funding II†	5.10%		1/25/2029	4,373,000	4,463,398
Protective Life Corp.	8.45%		10/15/2039	393,000	503,071
Total					70,646,365

Internet 0.38%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	3,009,000	3,132,194
Prosus NV (Netherlands)†(a)	3.257%		1/19/2027	3,870,000	3,693,309
Rakuten Group, Inc. (Japan)†(a)	9.75%		4/15/2029	3,013,000	3,249,897
Total					10,075,400

Iron-Steel 0.20%
ATI, Inc.	7.25%		8/15/2030	2,008,000	2,139,532
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	3,100,000	3,117,068
Total					5,256,600

Leisure Time 0.49%
Carnival Corp.†	6.00%		5/1/2029	4,872,000	4,897,096
NCL Corp. Ltd.†	5.875%		2/15/2027	2,386,000	2,393,223
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	2,920,000	2,993,038
Royal Caribbean Cruises Ltd.†	6.25%		3/15/2032	1,176,000	1,215,211
Royal Caribbean Cruises Ltd.†	7.25%		1/15/2030	1,436,000	1,519,114
Total					13,017,682

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging 0.11%
MGM China Holdings Ltd. (Macau)†(a)	7.125%	6/26/2031	$2,991,000	$3,064,384

Machinery-Diversified 0.32%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	1,977,000	2,061,744
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	6,722,000	6,659,366
Total				8,721,110

Media 0.94%
AMC Networks, Inc.	4.25%	2/15/2029	3,083,000	2,189,509
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	3,900,000	3,558,531
CSC Holdings LLC†	11.75%	1/31/2029	1,650,000	1,457,993
Discovery Communications LLC	3.95%	3/20/2028	2,968,000	2,810,231
FactSet Research Systems, Inc.	3.45%	3/1/2032	3,397,000	3,055,042
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	1/22/2030	2,333,000	2,155,885
Gray Television, Inc.†(b)	5.375%	11/15/2031	3,522,000	2,020,402
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,419,000	1,466,545
Nexstar Media, Inc.†	4.75%	11/1/2028	1,665,000	1,557,468
Univision Communications, Inc.†	8.50%	7/31/2031	2,601,000	2,597,655
VZ Secured Financing BV (Netherlands)†(a)	5.00%	1/15/2032	2,450,000	2,221,492
Total				25,090,753

Mining 1.03%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	3,573,000	3,440,609
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	3,042,000	3,249,832
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031	3,388,000	3,111,391
Glencore Funding LLC†	5.634%	4/4/2034	5,994,000	6,108,010
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,207,962
Hecla Mining Co.	7.25%	2/15/2028	2,021,000	2,057,372
Kinross Gold Corp. (Canada)(a)	6.25%	7/15/2033	1,025,000	1,097,296
Novelis Corp.†	3.875%	8/15/2031	3,514,000	3,154,292
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%	10/6/2028	2,038,000	2,111,682
Total				27,538,446

Miscellaneous Manufacturing 0.13%
LSB Industries, Inc.†	6.25%	10/15/2028	3,510,000	3,442,682

Oil & Gas 6.08%
Antero Resources Corp.†	5.375%	3/1/2030	2,334,000	2,307,180
Apache Corp.	4.25%	1/15/2030	7,934,000	7,580,360
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030	3,866,000	4,123,255

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Berry Petroleum Co. LLC†	7.00%	2/15/2026	$2,477,000	$2,454,703
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	3,328,597	3,496,060
California Resources Corp.†	8.25%	6/15/2029	3,096,000	3,195,930
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,855,000	4,010,148
Civitas Resources, Inc.†	8.375%	7/1/2028	2,073,000	2,188,081
Comstock Resources, Inc.†	6.75%	3/1/2029	4,496,000	4,426,087
Continental Resources, Inc.†	5.75%	1/15/2031	16,587,000	16,829,284
Cosan Luxembourg SA (Luxembourg)†(a)	7.25%	6/27/2031	3,076,000	3,195,620
Coterra Energy, Inc.	4.375%	3/15/2029	3,000,000	2,939,310
Coterra Energy, Inc.	5.60%	3/15/2034	4,567,000	4,677,704
Crescent Energy Finance LLC†	7.375%	1/15/2033	4,942,000	5,073,042
Devon Energy Corp.	5.20%	9/15/2034	4,318,000	4,269,453
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	3,749,000	3,958,155
Ecopetrol SA (Colombia)(a)	8.375%	1/19/2036	2,689,000	2,724,584
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,057,000	3,249,744
EQT Corp.	5.75%	2/1/2034	2,567,000	2,623,220
EQT Corp.	7.00%	2/1/2030	6,650,000	7,249,225
HF Sinclair Corp.†	5.00%	2/1/2028	5,000,000	4,933,556
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	2,542,000	2,622,111
Medco Maple Tree Pte. Ltd. (Singapore)†(a)	8.96%	4/27/2029	3,470,000	3,667,488
Nabors Industries, Inc.†	8.875%	8/15/2031	2,313,000	2,319,449
Occidental Petroleum Corp.	5.55%	10/1/2034	2,222,000	2,259,227
Occidental Petroleum Corp.	6.45%	9/15/2036	2,730,000	2,960,392
Occidental Petroleum Corp.	6.625%	9/1/2030	3,168,000	3,414,851
Ovintiv, Inc.	6.50%	2/1/2038	4,676,000	4,980,549
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	6,000,000	5,967,469
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	1,860,000	2,017,523
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	1,635,000	1,620,212
Permian Resources Operating LLC†	6.25%	2/1/2033	1,460,000	1,498,002
Petroleos Mexicanos (Mexico)(a)	6.70%	2/16/2032	4,377,000	3,774,197
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	1,795,000	1,824,346
SM Energy Co.†	6.75%	8/1/2029	4,812,000	4,891,042
Talos Production, Inc.†	9.00%	2/1/2029	3,702,000	3,935,952
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	5,128,000	4,981,229
Transocean, Inc.†	8.50%	5/15/2031	2,942,000	2,987,683
Valaris Ltd.†	8.375%	4/30/2030	2,771,000	2,893,198
Vermilion Energy, Inc. (Canada)†(a)	6.875%	5/1/2030	4,100,000	4,136,072
Vital Energy, Inc.	9.75%	10/15/2030	4,118,000	4,522,713
Total				162,778,406

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services 0.15%
NOV, Inc.	3.60%		12/1/2029	$4,300,000	$4,080,721

Packaging & Containers 0.17%
LABL, Inc.†	9.50%		11/1/2028	2,060,000	2,107,924
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	2,500,000	2,541,890
Total					4,649,814

Pharmaceuticals 0.76%
180 Medical, Inc.†	3.875%		10/15/2029	866,000	815,942
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	4,694,000	4,641,138
Bayer U.S. Finance LLC†	6.25%		1/21/2029	4,800,000	5,032,600
Bayer U.S. Finance LLC†	6.375%		11/21/2030	5,069,000	5,391,395
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031	2,791,000	2,616,308
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026	2,030,000	1,945,512
Total					20,442,895

Pipelines 2.06%
6297782 LLC†	5.026%		10/1/2029	4,467,000	4,458,567
Cheniere Energy Partners LP	3.25%		1/31/2032	5,307,000	4,712,184
Cheniere Energy, Inc.†	5.65%		4/15/2034	4,427,000	4,558,347
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	5,000,000	4,973,373
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	2,355,000	2,374,992
Enbridge, Inc. (Canada)(a)	6.20%		11/15/2030	1,573,000	1,700,426
Enbridge, Inc. (Canada)(a)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	4,415,000	4,849,922
EQM Midstream Partners LP†	7.50%		6/1/2030	2,061,000	2,250,696
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)(a)	2.16%		3/31/2034	3,444,200	3,036,930
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	1,838,000	1,911,331
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,129,000	1,129,000
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	2,125,000	2,188,860
NGPL PipeCo LLC†	3.25%		7/15/2031	5,100,000	4,473,506
NGPL PipeCo LLC†	4.875%		8/15/2027	3,500,000	3,494,490
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	765,000	765,472
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	3,025,000	3,021,764
Venture Global LNG, Inc.†	8.375%		6/1/2031	4,908,000	5,214,347
Total					55,114,207

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 2.36%
American Tower Corp.	2.95%	1/15/2025	$5,000,000	$4,955,370
American Tower Corp.	3.80%	8/15/2029	3,078,000	2,955,610
American Tower Corp.	5.55%	7/15/2033	3,000,000	3,111,477
Brandywine Operating Partnership LP	8.875%	4/12/2029	2,023,000	2,200,310
Crown Castle, Inc.	2.10%	4/1/2031	3,000,000	2,518,482
Crown Castle, Inc.	3.30%	7/1/2030	8,500,000	7,844,904
EPR Properties	4.95%	4/15/2028	1,994,000	1,971,039
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	5,500,000	5,620,555
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	6,781,000	7,113,506
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,475,000	3,309,535
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	2,300,000	2,393,024
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,711,414
Trust Fibra Uno (Mexico)†(a)	7.375%	2/13/2034	2,900,000	2,974,887
VICI Properties LP	6.125%	4/1/2054	1,429,000	1,458,487
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	6,500,000	6,308,493
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	5,831,000	5,677,309
Total				63,124,402

Retail 0.72%
Alimentation Couche-Tard, Inc. (Canada)†(a)	5.267%	2/12/2034	3,559,000	3,606,641
Asbury Automotive Group, Inc.†	5.00%	2/15/2032	2,175,000	2,050,161
Bayer Corp.†	6.65%	2/15/2028	1,527,000	1,605,597
LBM Acquisition LLC†	6.25%	1/15/2029	1,764,000	1,596,329
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	4,959,000	4,866,396
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	1,944,000	1,917,570
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029	1,116,000	1,205,926
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	2,505,000	2,511,562
Total				19,360,182

Semiconductors 0.79%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,302,889
Broadcom, Inc.	5.15%	11/15/2031	6,190,000	6,325,329
Micron Technology, Inc.	5.30%	1/15/2031	1,888,000	1,936,383
Qorvo, Inc.	4.375%	10/15/2029	8,615,000	8,304,119
SK Hynix, Inc. (South Korea)†(a)	5.50%	1/16/2029	2,273,000	2,328,643
Total				21,197,363

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software 1.03%
Atlassian Corp. (Australia)(a)	5.50%	5/15/2034	$2,636,000	$2,701,461
Cloud Software Group, Inc.†	6.50%	3/31/2029	2,493,000	2,459,192
Cloud Software Group, Inc.†	9.00%	9/30/2029	2,596,000	2,614,982
Elastic NV†	4.125%	7/15/2029	5,361,000	4,999,018
MSCI, Inc.†	3.625%	11/1/2031	5,500,000	4,995,601
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,125,309
RingCentral, Inc.†	8.50%	8/15/2030	1,850,000	1,978,172
ROBLOX Corp.†	3.875%	5/1/2030	1,484,000	1,368,222
Workday, Inc.	3.80%	4/1/2032	3,500,000	3,285,126
Total				27,527,083

Telecommunications 1.19%
Altice France SA (France)†(a)	8.125%	2/1/2027	1,525,000	1,228,259
AT&T, Inc.	4.30%	2/15/2030	6,709,000	6,642,585
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,676,000	1,629,030
Frontier Communications Holdings LLC	5.875%	11/1/2029	3,516,000	3,238,322
Sprint Capital Corp.	6.875%	11/15/2028	4,500,000	4,877,503
Sprint Capital Corp.	8.75%	3/15/2032	4,500,000	5,556,469
T-Mobile USA, Inc.	3.875%	4/15/2030	7,088,000	6,821,136
Viasat, Inc.†(b)	7.50%	5/30/2031	2,295,000	1,758,254
Total				31,751,558

Transportation 0.17%
Rand Parent LLC†	8.50%	2/15/2030	3,123,000	3,125,923
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	1,472,000	1,525,459
Total				4,651,382

Trucking & Leasing 0.08%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	2,306,000	2,293,210
Total Corporate Bonds (cost $1,315,644,515)				1,348,903,348

FLOATING RATE LOANS(d) 0.68%

Diversified Financial Services 0.07%
CPI Holdco B LLC Term Loan	7.247% (1 mo. USD Term SOFR + 2.00%)	5/19/2031	1,846,000	1,846,489

Engineering & Construction 0.10%
AECOM 2024 Term Loan B	7.122% (1 mo. USD Term SOFR + 1.88%)	4/18/2031	2,701,000	2,731,953

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.20%
Flutter Financing BV Term Loan B (Netherlands)(a)	7.585% (3 mo. USD Term SOFR + 2.25%)	11/29/2030	$5,274,246	$5,287,432

Lodging 0.11%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	7.026% (1 mo. USD Term SOFR + 1.75%)	11/8/2030	3,000,000	3,008,865

Media 0.20%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% - 7.09% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	2,043,021	2,043,951
Charter Communications Operating LLC 2023 Term Loan B4	7.332% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	3,280,692	3,267,569
Total				5,311,520
Total Floating Rate Loans (cost $18,122,257)				18,186,259

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.78%

Brazil 0.09%
Brazil Government International Bonds	6.125%	3/15/2034	2,364,000	2,394,027

Colombia 0.12%
Colombia Government International Bonds	7.50%	2/2/2034	3,124,000	3,231,153

Egypt 0.07%
Egypt Government International Bonds†	7.30%	9/30/2033	2,420,000	1,988,828

Nigeria 0.08%
Nigeria Government International Bonds	6.125%	9/28/2028	2,400,000	2,166,540

Peru 0.19%
Peru Government International Bonds	5.375%	2/8/2035	4,983,000	5,062,130

Romania 0.15%
Romania Government International Bonds†	5.875%	1/30/2029	3,800,000	3,878,907

Senegal 0.08%
Senegal Government International Bonds†	6.25%	5/23/2033	2,460,000	2,141,356
Total Foreign Government Obligations (cost $20,434,731)				20,862,941

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.32%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	$6,725,000	$5,990,488
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(e)	8/25/2032	2,769,000	2,558,944
Government National Mortgage Association Class AS			2.65%	3,155	2,833
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,304,041)					8,552,265

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.07%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	7,928,283	6,793,138
Federal Home Loan Mortgage Corp.	3.00%		10/1/2050 - 1/1/2052	9,993,611	9,006,175
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	760,456	718,308
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	1,961,849	1,937,713
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,333,048	4,356,988
Federal National Mortgage Association	2.50%		1/1/2051 - 5/1/2052	11,447,254	9,934,754
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2052	1,914,240	1,730,805
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	15,054,514	14,024,494
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	3,026,947	2,905,253
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	5,906,055	5,906,380
Government National Mortgage Association(f)	2.00%		TBA	23,670,000	19,947,124
Government National Mortgage Association(f)	2.50%		TBA	11,221,000	9,819,151
Government National Mortgage Association(f)	3.00%		TBA	30,495,000	27,640,280
Government National Mortgage Association(f)	3.50%		TBA	21,120,000	19,677,626
Government National Mortgage Association(f)	4.50%		TBA	4,386,000	4,298,623
Government National Mortgage Association(f)	5.00%		TBA	9,389,000	9,367,545
Government National Mortgage Association(f)	5.50%		TBA	35,253,000	35,482,789
Government National Mortgage Association(f)	6.00%		TBA	37,589,000	38,135,751
Government National Mortgage Association(f)	6.50%		TBA	20,580,000	21,006,296
Uniform Mortgage-Backed Security(f)	2.00%		TBA	21,484,000	17,608,126
Uniform Mortgage-Backed Security(f)	2.50%		TBA	40,896,000	34,913,934
Uniform Mortgage-Backed Security(f)	3.00%		TBA	7,437,000	6,605,426

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(f)	3.50%		TBA	$15,392,000	$14,178,442
Uniform Mortgage-Backed Security(f)	4.00%		TBA	26,436,000	25,103,943
Uniform Mortgage-Backed Security(f)	5.00%		TBA	30,121,000	29,911,252
Uniform Mortgage-Backed Security(f)	5.50%		TBA	153,202,000	154,852,350
Uniform Mortgage-Backed Security(f)	6.00%		TBA	40,011,000	40,852,906
Uniform Mortgage-Backed Security(f)	6.50%		TBA	14,796,000	15,229,119
Uniform Mortgage-Backed Security(f)	7.00%		TBA	8,816,000	9,155,554
Total Government Sponsored Enterprises Pass-Throughs (cost $589,500,628)					591,100,245

MUNICIPAL BONDS 0.06%

Natural Gas 0.06%
Texas Natural Gas Securitization Finance Corp. (cost $1,638,398)	5.102%		4/1/2035	1,638,398	1,683,920

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.83%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(e)	12/25/2059	15,489	14,826
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	1,600,000	1,655,380
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.762% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	87,000	14,415
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.062% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	350,000	14,149
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	7,600,000	8,034,722
BFLD Mortgage Trust Series 2024-VICT Class A†	7.227% (1 mo. USD Term SOFR + 1.89%)	#	7/15/2041	3,070,000	3,072,414
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,720,196
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(e)	3/25/2060	725,217	685,793
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.302% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	3,285,560	3,256,138
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.14% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,111,725	2,086,809
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.779% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	7,868,821	7,870,482

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	$2,339,917	$2,336,062
BX Trust Series 2024-VLT4 Class A†	6.828% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	4,890,000	4,891,739
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	121,565	26,805
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1B†	3.25%	#(e)	8/25/2064	3,196,849	2,834,716
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1B†	3.25%	#(e)	9/25/2064	2,195,953	1,940,822
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	90,335
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	2,291,483	1,990,338
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	6,309,000	6,164,213
CONE Trust Series 2024-DFW1 Class B†	7.628% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	2,240,000	2,245,425
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(e)	8/25/2066	2,157,169	1,876,378
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1B†	8.598% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	2,450,000	2,595,057
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.299% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	507,181	504,999
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.849% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	5,185,000	5,299,433
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.749% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	1,800,000	1,845,064
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.449% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	1,251,050	1,260,608

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.849% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	$2,639,000	$2,772,540
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.199% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	7,013,441	7,102,728
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.649% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	3,342,093	3,422,808
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.849% (30 day USD SOFR Average + 5.50%)	#	5/25/2043	3,000,000	3,342,830
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class M1†	6.699% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	2,530,814	2,537,108
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.549% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	2,226,050	2,229,045
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.249% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	4,100,000	4,386,961
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.648% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	4,571,330	4,670,463
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.898% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	1,900,000	2,035,400
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.849% (30 day USD SOFR Average + 1.50%)	#	10/25/2043	3,350,512	3,364,286
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M2†	7.849% (30 day USD SOFR Average + 2.50%)	#	10/25/2043	1,415,000	1,450,689

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M2†	7.149% (30 day USD SOFR Average + 1.80%)	#	2/25/2044	$1,725,000	$1,737,041
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.298% (30 day USD SOFR Average + 1.95%)	#	3/25/2044	3,550,000	3,581,793
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.999% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	1,600,000	1,606,278
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.563% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	1,023,751	1,068,703
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	8.099% (30 day USD SOFR Average + 2.75%)	#	5/25/2042	1,610,528	1,656,876
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.899% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	5,373,987	5,519,137
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.748% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	3,713,635	3,826,343
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.649% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	4,290,407	4,412,362
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	6/1/2051	4,671,817	3,887,446
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.428% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	2,500,000	2,505,661
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	1,915,504	1,592,754
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	5,757,822	4,974,117
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(e)	6/10/2027	100,000	2,099

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(e)	12/25/2051	$3,590,292	$2,987,503
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	5,717,253	4,960,474
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(e)	8/25/2051	5,587,093	4,651,590
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	1,749,180	1,514,415
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(e)	7/25/2052	1,736,320	1,506,401
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	3,789,556	3,280,943
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(e)	10/25/2052	2,580,199	2,229,005
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	2,150,166	1,857,504
KIND Commercial Mortgage Trust Series 2024-1 Class A†	7.24% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,670,000	2,672,178
MCR Mortgage Trust Series 2024-TWA Class A†	5.924%		6/12/2039	600,000	610,672
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(e)	11/25/2060	2,550,000	1,874,736	(g)
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.737% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	2,500,000	2,482,222
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	8.099% (30 day USD SOFR Average + 2.75%)	#	7/25/2054	4,359,278	4,391,138
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.864%	#(e)	11/25/2059	3,850,000	2,910,061
PFP Ltd. Series 2023-10 Class A†	7.707% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	4,639,654	4,656,971
Rate Mortgage Trust Series 2024-J1 Class A1†	6.00%	#(e)	7/25/2054	6,684,201	6,718,457
RCKT Mortgage Trust Series 2024-INV1 Class A1†	6.50%	#(e)	6/25/2054	1,951,413	1,985,488
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.998% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	3,740,971	3,744,047
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	7,331	7,156

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust Series 2024-7 Class A2†	6.00%	#(e)	8/25/2054	$2,331,498	$2,340,532
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(h)	0.456%	#(e)	2/15/2041	1,217,000	16,632
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.337% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	1,755,000	1,736,724
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	5,320	5,072
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(e)	6/25/2054	3,119,695	3,180,224
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(i)	1/25/2060	30,069	29,274
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(e)	11/25/2066	1,028,930	924,392
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(e)	4/25/2065	82,408	77,106
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	7.041% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	4,210,000	4,206,985
Total Non-Agency Commercial Mortgage-Backed Securities (cost $207,160,675)					209,570,688

U.S. TREASURY OBLIGATIONS 19.79%
U.S. Treasury Bonds	2.375%		2/15/2042	41,650,000	31,832,965
U.S. Treasury Bonds	3.875%		2/15/2043	21,796,000	20,633,831
U.S. Treasury Bonds	4.25%		2/15/2054	42,168,000	42,342,602
U.S. Treasury Bonds	4.375%		8/15/2043	17,130,600	17,304,583
U.S. Treasury Bonds	4.50%		2/15/2044	145,642,000	149,328,563
U.S. Treasury Bonds	4.625%		5/15/2054	46,663,000	49,885,663
U.S. Treasury Notes	4.25%		6/30/2029	73,476,000	75,117,729
U.S. Treasury Notes	4.625%		6/30/2026	83,168,000	84,085,772
U.S. Treasury Notes	4.875%		4/30/2026	58,634,000	59,401,281
Total U.S. Treasury Obligations (cost $522,072,840)					529,932,989
Total Long-Term Investments (cost $3,064,495,844)					3,112,974,437

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 3.40%

U.S. TREASURY OBLIGATIONS 1.47%
U.S. Treasury Bills (Cost $39,226,759)	Zero Coupon	6/12/2025	$40,789,000	$39,412,135

REPURCHASE AGREEMENTS 1.75%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $27,198,900 of U.S. Treasury Note at 3.750% due 4/15/2026; value: $27,453,290; proceeds: $26,923,174 (cost $26,914,800)			26,914,800	26,914,800
Repurchase Agreement dated 8/30/2024, 5.310% due 9/3/2024 with JPMorgan Securities LLC collateralized by $23,916,300 of U.S. Treasury Bond at 1.375% due 11/15/2031; value: $20,408,163; proceeds: $20,011,800 (cost $20,000,000)			20,000,000	20,000,000
Total Repurchase Agreements (cost $46,914,800)				46,914,800

Time Deposits 0.02%
CitiBank N.A.(j) (cost $474,188)			474,188	474,188

			Shares

Money Market Funds 0.16%
Fidelity Government Portfolio(j) (cost $4,267,692)			4,267,692	4,267,692
Total Short-Term Investments (cost $90,883,439)				91,068,815
Total Investments in Securities 119.66% (cost $3,155,379,283)				3,204,043,252
Other Assets and Liabilities - Net(k) (19.66)%				(526,483,378)
Net Assets 100.00%				$2,677,559,874

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $1,276,711,973, which represents 47.68% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security is perpetual in nature and has no stated maturity.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2024

(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Step Bond – Security with a predetermined schedule of interest rate changes.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	671,000	$490,042	$499,081	$(9,039)

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2024	213	Long	$25,169,711	$25,014,188	$(155,523)
U.S. 2-Year Treasury Note	December 2024	1,593	Long	330,952,158	330,622,173	(329,985)
U.S. Ultra Treasury Bond	December 2024	636	Long	85,186,119	83,912,250	(1,273,869)
Total Unrealized Depreciation on Futures Contracts						$(1,759,377)

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$384,181,782	$–	$384,181,782
Corporate Bonds	–	1,348,903,348	–	1,348,903,348
Floating Rate Loans	–	18,186,259	–	18,186,259
Foreign Government Obligations	–	20,862,941	–	20,862,941
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,552,265	–	8,552,265
Government Sponsored Enterprises Pass-Throughs	–	591,100,245	–	591,100,245
Municipal Bonds	–	1,683,920	–	1,683,920
Non-Agency Commercial Mortgage-Backed Securities	–	207,695,952	1,874,736	209,570,688
U.S. Treasury Obligations	–	529,932,989	–	529,932,989
Short-Term Investments
U.S. Treasury Obligations	–	39,412,135	–	39,412,135
Repurchase Agreements	–	46,914,800	–	46,914,800
Time Deposits	–	474,188	–	474,188
Money Market Funds	4,267,692	–	–	4,267,692
Total	$4,267,692	$3,197,900,824	$1,874,736	$3,204,043,252
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(9,039)	–	(9,039)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,759,377)	–	–	(1,759,377)
Total	$(1,759,377)	$(9,039)	$–	$(1,768,416)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.36%

ASSET-BACKED SECURITIES 3.21%

Other 3.21%
AGL CLO 29 Ltd. Series 2024-29A Class D†	9.032% (3 mo. USD Term SOFR + 3.75%)	#	4/21/2037	$5,000,000	$5,056,278
AGL CLO 32 Ltd. Series 2024-32A Class E†	11.015% (3 mo. USD Term SOFR + 5.75%)	#	7/21/2037	5,000,000	4,997,157
Apidos CLO XIIX Ltd. Series 2024-49A Class E†(a)	9.40% (3 mo. USD Term SOFR + 5.40%)	#	10/24/2037	6,000,000	5,980,800
Bain Capital CLO Ltd. Series 2024-1A Class E†	12.125% (3 mo. USD Term SOFR + 6.80%)	#	4/16/2037	750,000	766,154
Bain Capital Credit CLO Ltd. Series 2023-3 Class E†	13.833% (3 mo. USD Term SOFR + 8.55%)	#	7/24/2036	3,000,000	3,140,882
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.87% (3 mo. USD Term SOFR + 6.00%)	#	10/23/2037	7,250,000	7,286,250	(b)
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	8.823% (3 mo. USD Term SOFR + 3.50%)	#	4/15/2037	7,400,000	7,504,644
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†	11.251% (3 mo. USD Term SOFR + 5.95%)	#	7/15/2037	4,700,000	4,698,759
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	8.982% (3 mo. USD Term SOFR + 3.70%)	#	4/20/2034	8,500,000	8,571,778
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	9.194% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2037	9,250,000	9,381,857
CIFC Funding Ltd. Series 2013-1A Class CR†	9.098% (3 mo. USD Term SOFR + 3.81%)	#	7/16/2030	6,750,000	6,784,689
Dryden 115 CLO Ltd. Series 2024-115A Class D†	9.101% (3 mo. USD Term SOFR + 3.80%)	#	4/18/2037	8,850,000	8,969,919
Elmwood CLO 28 Ltd.Series 2024-4A Class D†	8.636% (3 mo. USD Term SOFR + 3.30%)	#	4/17/2037	5,750,000	5,807,534
Generate CLO 15 Ltd. Series 2024-15A Class D†	9.048% (3 mo. USD Term SOFR + 3.75%)	#	7/20/2037	9,520,000	9,587,634

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (contiuned)
Generate CLO 16 Ltd. Series 2024-16A Class D1†	8.571% (3 mo. USD Term SOFR + 3.25%)	#	7/20/2037	$8,500,000	$8,541,969
Invesco U.S. CLO Ltd. Series 2023-2A Class D†	10.232% (3 mo. USD Term SOFR + 4.95%)	#	4/21/2036	2,500,000	2,539,376
KKR CLO 45a Ltd. Series 2024-45A Class D†	9.203% (3 mo. USD Term SOFR + 3.90%)	#	4/15/2035	12,000,000	11,996,129
Lodi Park CLO Ltd. Series 2024-1A Class E†	10.939% (3 mo. USD Term SOFR + 5.65%)	#	7/21/2037	8,800,000	8,795,592
OCP CLO Ltd. Series 2019-17A Class ER2†	11.546% (3 mo. USD Term SOFR + 6.25%)	#	7/20/2037	4,850,000	4,848,656
OCP CLO Ltd. Series 2023-30A Class D†	9.783% (3 mo. USD Term SOFR + 4.50%)	#	1/24/2037	1,250,000	1,274,387
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	4,080,000	4,143,616
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	9.285% (3 mo. USD Term SOFR + 4.00%)	#	4/25/2037	11,850,000	12,062,133
RR 30 Ltd. Series 2024-30A Class D†	10.981% (3 mo. USD Term SOFR + 5.75%)	#	7/15/2036	8,000,000	8,037,352
Sixth Street CLO XXVI Ltd. Series 2024-26A Class E†(a)	1.00% (3 mo. USD Term SOFR + 5.65%)	#	10/18/2037	7,250,000	6,533,990	(b)
Wellington Management CLO 3 Ltd. Series 2024-3A Class E†	10.977% (3 mo. USD Term SOFR + 5.75%)	#	7/18/2037	1,850,000	1,819,386
Total Asset-Backed Securities (cost $158,872,750)					159,126,921

				Shares

COMMON STOCKS 0.32%

Electric-Generation 0.00%
Frontera Generation Holdings LLC*				209,679	248,994

Machinery 0.02%
TNT Crane & Rigging, Inc.*				528,781	859,269

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Shares	Fair Value
Miscellaneous Financials 0.24%
Utex Industries*			297,535	$11,752,632

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*			60,887	2,831,246
Total Common Stocks (cost $23,045,405)				15,692,141

			Principal Amount‡

CONVERTIBLE BONDS 0.12%

Leisure Time 0.12%
Sabre GLBL, Inc. (cost $6,027,550)	4.00%	4/15/2025	$6,252,000	6,101,952

CORPORATE BONDS 7.80%

Airlines 0.16%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)	9.50%	6/1/2028	8,154,000	7,633,574

Banks 0.10%
Freedom Mortgage Corp.†	6.625%	1/15/2027	4,761,000	4,707,558

Building Materials 0.15%
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031	6,812,000	7,319,589

Chemicals 0.66%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	8,321,000	8,084,826
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026	6,142,500	5,059,884
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029	10,297,000	9,908,925
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026	9,917,000	9,781,437
Total				32,835,072

Commercial Services 0.36%
Alta Equipment Group, Inc.†	9.00%	6/1/2029	7,917,000	7,199,448
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	10,400,000	10,363,671
Total				17,563,119

Computers 0.11%
Ahead DB Holdings LLC	6.625%	5/1/2028	5,721,000	5,506,948

Diversified Financial Services 0.66%
Freedom Mortgage Holdings LLC†	9.125%	5/15/2031	4,768,000	4,808,230
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	9,907,000	9,891,746

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services (contiuned)
Navient Corp.	9.375%		7/25/2030		$6,951,000	$7,550,413
PRA Group, Inc.†	5.00%		10/1/2029		11,546,000	10,424,136
Total						32,674,525

Electronics 0.02%
EquipmentShare.com, Inc.†	8.625%		5/15/2032		660,000	690,987

Energy-Alternate Sources 0.17%
Sunnova Energy Corp.†(d)	5.875%		9/1/2026		9,064,000	8,523,345

Food 0.08%
Sigma Holdco BV (Netherlands)†(c)	7.875%		5/15/2026		4,047,000	3,996,555

Hand/Machine Tools 0.39%
IMA Industria Macchine Automatiche SpA†	7.435% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	2,771,000	3,096,434
IMA Industria Macchine Automatiche SpA	7.435% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	7,160,000	8,000,889
Werner FinCo LP/Werner FinCo, Inc.†	11.50%		6/15/2028		$7,555,000	8,331,775
Total						19,429,098

Health Care-Services 0.26%
LifePoint Health, Inc.†	10.00%		6/1/2032		7,242,000	7,868,962
LifePoint Health, Inc.†	11.00%		10/15/2030		4,608,000	5,198,957
Total						13,067,919

Internet 0.64%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		12,545,000	12,592,044
EquipmentShare.com, Inc.†	9.00%		5/15/2028		6,934,000	7,217,892
Millennium Escrow Corp.†	6.625%		8/1/2026		6,100,000	3,657,093
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029		7,471,000	8,058,407
Total						31,525,436

Leisure Time 0.11%
Deuce Finco PLC	5.50%		6/15/2027	GBP	4,294,000	5,477,220

Machinery-Diversified 0.30%
Mangrove Luxco III SARL†	8.674% (3 mo. EURIBOR + 5.00%)	#	7/15/2029	EUR	6,361,000	7,053,861
Nova Alexandre III SAS†	8.935% (3 mo. EURIBOR + 5.25%)	#	7/15/2029	EUR	7,039,000	7,888,314
Total						14,942,175

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate-Hardware 0.10%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	$5,129,000	$4,964,200

Mining 0.09%
Arsenal AIC Parent LLC†	11.50%	10/1/2031	4,048,000	4,583,344
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–
Total				4,583,344

Miscellaneous Manufacturing 0.16%
LSB Industries, Inc.†	6.25%	10/15/2028	8,262,000	8,103,545

Oil & Gas 0.85%
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	5,404,000	5,763,598
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,085,000	5,039,226
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,523,000	3,635,803
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,253,000	7,500,531
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	5,150,000	5,312,302
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	4,219,000	4,257,941
Nabors Industries, Inc.†	8.875%	8/15/2031	5,199,000	5,213,495
Seadrill Finance Ltd.†	8.375%	8/1/2030	5,228,000	5,522,906
Total				42,245,802

Pharmaceuticals 0.26%
Curaleaf Holdings, Inc.	8.00%	12/15/2026	8,022,000	7,540,680
Trulieve Cannabis Corp.	8.00%	10/6/2026	5,500,000	5,377,295
Total				12,917,975

Pipelines 0.22%
Northriver Midstream Finance LP (Canada)†(c)	6.75%	7/15/2032	10,577,000	10,927,502

REITS 0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	8,259,000	8,022,850

Retail 0.61%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028	8,638,000	9,120,164
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.75%	1/15/2032	9,552,000	9,153,559
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	11,756,000	7,116,463
Park River Holdings, Inc.†	5.625%	2/1/2029	5,811,000	4,818,600
Total				30,208,786

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software 0.37%
Dye & Durham Ltd. (Canada)†(c)	8.625%	4/15/2029		$9,500,000	$9,962,185
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029		7,966,000	8,300,803
Total					18,262,988

Telecommunications 0.49%
Altice France SA	2.125%	2/15/2025	EUR	2,590,000	2,719,836
Altice France SA	2.50%	1/15/2025	EUR	6,675,000	7,007,601
Frontier Communications Holdings LLC†	6.00%	1/15/2030		$7,990,000	7,378,095
Lumen Technologies, Inc.†	4.00%	2/15/2027		9,422,000	7,355,379
Total					24,460,911

Transportation 0.32%
Carriage Purchaser, Inc.†(d)	7.875%	10/15/2029		6,974,000	6,418,291
Seaspan Corp. (Hong Kong)†(c)	5.50%	8/1/2029		9,592,000	9,143,925
Total					15,562,216
Total Corporate Bonds (cost $386,539,364)					386,153,239

				Shares

EXCHANGE-TRADED FUNDS 1.58%

Exchange- Traded Funds 1.05%
Invesco Senior Loan ETF(d)				2,463,997	51,916,417

Miscellaneous Financials 0.53%
SPDR Blackstone Senior Loan ETF				624,065	26,117,120
Total Exchange-Traded Funds (cost $78,246,742)					78,033,537

				Principal Amount‡

FLOATING RATE LOANS(e) 81.74%

Advertising 0.22%
Summer BC Holdco B SARL 2024 USD Term Loan B	10.595% (3 mo. USD Term SOFR + 5.00%)	2/5/2029		$10,825,838	10,907,032
Aerospace 0.28%
Cobham Ultra SeniorCo SARL USD Term Loan B	9.245% (6 mo. USD Term SOFR + 3.75%)	8/3/2029		49,750	49,046
Peraton Corp. 2nd Lien Term Loan B1	12.971% (3 mo. USD Term SOFR + 7.75%)	2/1/2029		14,171,523	13,834,949
Total					13,883,995

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 1.24%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2025	$12,262,761	$11,649,622
Barnes Group, Inc. 2024 Term Loan	7.747% (1 mo. USD Term SOFR + 2.50%)		9/3/2030	9,783,960	9,830,825
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (United Kingdom)(c)(f)	–	(g)	4/23/2030	418,727	416,634
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(c)	11.835% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	4,176,805	4,166,363
Kaman Corp. 2024 Term Loan	8.835% (3 mo. USD Term SOFR + 3.50%)		4/21/2031	14,169,263	14,237,134
TransDigm, Inc. 2023 Term Loan J	7.843% (3 mo. USD Term SOFR + 2.50%)		2/28/2031	10,178,490	10,201,442
TransDigm, Inc. 2024 Term Loan K	8.085% (3 mo. USD Term SOFR + 2.75%)		3/22/2030	10,864,841	10,921,067
Total					61,423,087

Airlines 0.93%
American Airlines, Inc. 2021 Term Loan	10.294% (3 mo. USD Term SOFR + 4.75%)		4/20/2028	25,671,167	26,595,458
JetBlue Airways Corp. 2024 Term Loan B	–	(g)	8/13/2029	9,468,000	9,249,052
United Airlines, Inc. 2024 Term Loan B	8.033% (3 mo. USD Term SOFR + 2.75%)		2/22/2031	10,206,377	10,254,194
Total					46,098,704

Apparel 0.65%
ABG Intermediate Holdings 2 LLC 2024 Add on Delayed Draw Term Loan(f)	–	(g)	12/21/2028	10,914,000	10,975,391
ABG Intermediate Holdings 2 LLC 2024 Term Loan B	7.997% (1 mo. USD Term SOFR + 2.75%)		12/21/2028	11,806,343	11,855,517
Varsity Brands, Inc. 2024 Term Loan B	–	(g)	8/26/2031	9,511,000	9,482,752
Total					32,313,660

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment 0.70%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	9.361% (1 mo. USD Term SOFR + 4.00%)		4/6/2028		$4,498,047	$4,517,029
Clarios Global LP 2024 USD Term Loan B (Canada)(c)	7.747% (1 mo. USD Term SOFR + 2.50%)		5/6/2030		9,665,188	9,706,458
RealTruck Group, Inc. 2023 Incremental Term Loan	10.361% (1 mo. USD Term SOFR + 5.00%)		1/31/2028		3,920,175	3,900,574
Tenneco, Inc. 2022 Term Loan B	–	(g)	11/17/2028		16,935,000	16,321,106
Total						34,445,167

Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		3/3/2028		49,998	46,429

Banks 0.46%
AqGen Island Holdings, Inc. Term Loan	8.861% (1 mo. USD Term SOFR + 3.50%)		8/2/2028		13,160,799	13,215,613
Chrysaor Bidco SARL USD Delayed Draw Term Loan (Luxembourg)(c)	–	(g)	5/14/2031		649,165	652,209
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(c)	–	(g)	7/14/2031		8,777,835	8,819,004
Total						22,686,826

Beverages 0.73%
Pegasus BidCo BV 2024 EUR Term Loan B	–	(g)	7/12/2029	EUR	5,328,000	5,900,643
Pegasus BidCo BV 2024 USD Term Loan (Netherlands)(c)	8.868% (3 mo. USD Term SOFR + 3.75%)		7/12/2029		$10,519,871	10,559,321
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	9.335% (3 mo. USD Term SOFR + 4.00%)		3/31/2028		8,819,992	8,863,166
Triton Water Holdings, Inc. Term Loan	8.846% (3 mo. USD Term SOFR + 3.25%)		3/31/2028		10,615,925	10,627,974
Total						35,951,104

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building & Construction 0.41%
Legence Holdings LLC 2021 Term Loan	8.847% (1 mo. USD Term SOFR + 3.50%)		12/16/2027		$11,575,860	$11,640,974
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.096% (3 mo. USD Term SOFR + 6.50%)		5/14/2029		9,981,000	8,783,280
Total						20,424,254

Building Materials 1.94%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%)		5/17/2028		17,756,481	13,478,323
Clay Holdco BV 2023 EUR Term Loan B2	8.386% (3 mo. EURIBOR + 4.75%)		12/31/2029	EUR	9,443,000	9,906,617
Cornerstone Building Brands, Inc. 2024 Term Loan B	9.837% (1 mo. USD Term SOFR + 4.50%)		5/2/2031		$23,127,797	22,867,609
CP Atlas Buyer, Inc. 2021 Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		11/23/2027		15,404,366	14,884,469
Emrld Borrower LP 2024 Term Loan B	7.557% (3 mo. USD Term SOFR + 2.50%)		8/4/2031		5,137,000	5,142,984
Emrld Borrower LP Term Loan B	7.649% (3 mo. USD Term SOFR + 2.50%)		5/31/2030		8,079,232	8,087,635
Hobbs & Associates LLC Delayed Draw Term Loan(f)	–	(g)	7/23/2031		849,455	851,578
Hobbs & Associates LLC Term Loan B	8.497% (1 mo. USD Term SOFR + 3.25%)		7/23/2031		8,494,545	8,515,782
Quikrete Holdings, Inc. 2024 Term Loan B	7.747% (1 mo. USD Term SOFR + 2.50%)		4/14/2031		7,289,519	7,313,137
Smyrna Ready Mix Concrete LLC 2023 Term Loan	8.778% (1 mo. USD Term SOFR + 3.50%)		4/2/2029		5,126,908	5,171,768
Total						96,219,902

Chemicals 2.03%
Hexion Holdings Corp. 2022 USD Term Loan	9.771% (3 mo. USD Term SOFR + 4.50%)		3/15/2029		49,159	49,031
Ineos Finance PLC 2024 EUR 1st Lien Term Loan B	7.092% (1 mo. EURIBOR + 3.50%)		6/23/2031	EUR	21,058,000	23,254,582

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (contiuned)
INEOS U.S. Finance LLC 2024 USD Term Loan B	8.997% (1 mo. USD Term SOFR + 3.75%)	2/7/2031		$4,487,823	$4,499,043
Lonza Group AG EUR Term Loan B	7.647% (3 mo. EURIBOR + 3.93%)	7/3/2028	EUR	9,454,000	10,099,211
LSF11 A5 Holdco LLC 2024 Term Loan B	8.861% (1 mo. USD Term SOFR + 3.50%)	10/15/2028		$6,769,344	6,773,575
Nouryon Finance BV 2024 Incremental Term Loan B (Netherlands)(c)	8.821% (3 mo. USD Term SOFR + 3.50%)	4/3/2028		2,769,783	2,790,556
Nouryon Finance BV 2024 USD Term Loan B (Netherlands)(c)	8.628% (3 mo. USD Term SOFR + 3.50%)	4/3/2028		19,890,367	20,002,251
Olympus Water U.S. Holding Corp. 2024 USD Term Loan B	8.847% (3 mo. USD Term SOFR + 3.50%)	6/20/2031		10,167,085	10,211,566
Plaskolite LLC 2021 Term Loan	9.361% (1 mo. USD Term SOFR + 4.00%)	12/15/2025		14,537,961	14,250,836
PMHC II, Inc. 2022 Term Loan B	9.704% (3 mo. USD Term SOFR + 4.25%)	4/23/2029		8,768,048	8,631,837
Total					100,562,488

Commercial Services 6.57%
Albion Financing 3 SARL 2024 USD Term Loan B (Luxembourg)(c)	9.826% (3 mo. USD Term SOFR + 4.25%)	8/17/2029		9,820,000	9,901,801
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)	5/12/2028		13,976,818	13,910,428
Amentum Government Services Holdings LLC Term Loan B	9.361% (1 mo. USD Term SOFR + 4.00%)	1/29/2027		5,626,489	5,642,328
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	0.25% (1 mo. USD Term SOFR + 3.50%)	3/3/2025		15,322,825	15,306,430
AVSC Holding Corp. 2020 Term Loan B2 PIK 1.00%	10.847% (1 mo. USD Term SOFR + 5.50%)	10/15/2026		3,515,386	3,529,816
BCP V Modular Services Holdings IV Ltd. 2024 EUR Term Loan B	7.897% (3 mo. EURIBOR + 4.18%)	12/15/2028	EUR	7,170,000	7,833,224
Boluda Towage SL 2024 EUR Term Loan B	7.255% (3 mo. EURIBOR + 3.75%)	6/1/2030	EUR	10,743,000	11,943,475

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (contiuned)
Boost Newco Borrower LLC 2024 USD Term Loan B	7.748% (3 mo. USD Term SOFR + 2.50%)		1/31/2031		$18,480,000	$18,554,197
Brock Holdings III, Inc. 2024 Term Loan B	11.335% (3 mo. USD Term SOFR + 6.00%)		5/2/2030		6,995,000	7,056,206
CHG Healthcare Services, Inc. 2021 Term Loan	8.611% (1 mo. USD Term SOFR + 3.25%)		9/29/2028		9,148,222	9,189,389
CHG Healthcare Services, Inc. 2024 Term Loan B2	8.861% (1 mo. USD Term SOFR + 3.50%)		9/29/2028		7,460,000	7,495,323
CoreLogic, Inc. Term Loan	8.861% (1 mo. USD Term SOFR + 3.50%)		6/2/2028		49,491	49,023
Crash Champions LLC 2024 Term Loan B	9.852% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		14,487,000	14,191,248
Ensemble RCM LLC 2024 Term Loan B	8.252% (3 mo. USD Term SOFR + 3.00%)		8/1/2029		19,040,000	19,118,635
Garda World Security Corp. 2024 Term Loan B (Canada)(c)	8.832% (1 mo. USD Term SOFR + 3.50%)		2/1/2029		12,329,530	12,361,895
Grant Thornton Advisors LLC Term Loan B	8.497% (1 mo. USD Term SOFR + 3.25%)		6/2/2031		16,720,235	16,796,062
IFCO Management GmbH 2024 EUR Term Loan B	7.652% (6 mo. EURIBOR + 4.00%)		11/29/2029	EUR	7,424,457	8,265,920
KUEHG Corp. 2024 Term Loan B	9.835% (3 mo. USD Term SOFR + 4.50%)		6/12/2030		$5,225,982	5,257,913
Mavis Tire Express Services Corp. 2024 Term Loan	8.747% (1 mo. USD Term SOFR + 3.50%)		5/4/2028		13,261,391	13,293,152
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(c)	–	(g)	7/18/2031		28,604,000	28,550,367
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(c)	8.835% (3 mo. USD Term SOFR + 3.50%)		3/26/2031		16,546,802	16,621,759
Spin Holdco, Inc. 2021 Term Loan	9.60% (3 mo. USD Term SOFR + 4.00%)		3/4/2028		22,120,032	18,918,157
Spring Education Group, Inc. Term Loan	9.335% (3 mo. USD Term SOFR + 4.00%)		10/4/2030		15,564,127	15,714,943

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (contiuned)
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B	7.308% (1 mo. EURIBOR + 3.75%)		7/15/2029	EUR	11,056,055	$12,288,457
TTF Holdings LLC 2024 Term Loan	8.997% (1 mo. USD Term SOFR + 3.75%)		7/18/2031		$14,200,000	14,235,500
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B	8.497% (1 mo. USD Term SOFR + 3.25%)		1/30/2031		9,812,333	9,837,894
XPLOR T1 LLC USD Term Loan B	9.597% (3 mo. USD Term SOFR + 4.25%)		6/24/2031		9,446,000	9,481,423
Total						325,344,965

Computers 2.18%
Ahead DB Holdings LLC 2024 Term Loan B3	8.798% (1 mo. USD Term SOFR + 3.50%)		2/1/2031		9,741,786	9,773,446
Amentum Government Services Holdings LLC 2024 Term Loan B	–	(g)	7/30/2031		26,255,000	26,238,591
Fortress Intermediate 3, Inc. Term Loan B	9.002% (1 mo. USD Term SOFR + 3.75%)		6/27/2031		16,584,000	16,625,460
McAfee LLC 2024 USD Term Loan B	8.592% (1 mo. USD Term SOFR + 3.25%)		3/1/2029		31,852,101	31,807,190
Vision Solutions, Inc. 2021 2nd Lien Term Loan	12.764% (3 mo. USD Term SOFR + 7.25%)		4/23/2029		9,788,000	9,107,979
Vision Solutions, Inc. 2021 Incremental Term Loan	9.514% (3 mo. USD Term SOFR + 4.00%)		4/24/2028		14,931,946	14,662,499
Total						108,215,165

Consumer Non-Durables 0.18%
Anastasia Parent LLC 2018 Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%)		8/11/2025		12,570,901	9,098,189

Containers & Packaging 2.20%
Berlin Packaging LLC 2021 Term Loan B5	9.194% - 9.32% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/13/2028		49,618	49,649
Berlin Packaging LLC 2024 Term Loan B	9.085% - 9.09% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		6/9/2031		20,376,000	20,395,153

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging (contiuned)
Charter NEX U.S., Inc. 2024 Term Loan B	8.497% (1 mo. USD Term SOFR + 3.25%)	12/1/2027		$31,558,122	$31,671,573
Kouti BV 2021 EUR Term Loan	6.93% (3 mo. EURIBOR + 3.43%)	8/31/2028	EUR	11,716,000	12,973,529
Pretium Packaging LLC Second Out Term Loan A1 PIK 1.40%	1.403% (3 mo. USD Term SOFR + 4.60%)	10/2/2028		$19,138,880	15,942,687
Proampac PG Borrower LLC 2024 Term Loan	9.118% - 9.30% (3 mo. USD Term SOFR + 4.00%)	9/15/2028		12,430,231	12,487,224
SupplyOne, Inc. 2024 Term Loan B	9.497% (1 mo. USD Term SOFR + 4.25%)	4/21/2031		15,527,085	15,683,676
Total					109,203,491

Distribution/Wholesale 1.10%
Barentz International BV 2024 USD Term Loan B2 (Netherlands)(c)	9.435% (3 mo. USD Term SOFR + 4.00%)	3/1/2031		7,999,589	8,066,265
BCPE Empire Holdings, Inc. 2024 Term Loan	9.247% (1 mo. USD Term SOFR + 4.00%)	12/11/2028		14,846,349	14,878,863
Parts Europe SA EUR Term Loan B	7.188% (3 mo. EURIBOR + 3.50%)	2/3/2031	EUR	11,425,920	12,676,500
Resideo Funding, Inc. 2024 M&A Term Loan B	7.301% (3 mo. USD Term SOFR + 2.00%)	6/13/2031		$8,274,000	8,294,685
Windsor Holdings III LLC 2024 USD Term Loan B	9.312% (1 mo. USD Term SOFR + 4.00%)	8/1/2030		10,285,018	10,354,134
Total					54,270,447

Diversified Capital Goods 0.48%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B	7.005% (3 mo. EURIBOR + 3.50%)	3/16/2029	EUR	13,369,227	14,790,460
Tank Holding Corp. 2022 Term Loan	11.097% (1 mo. USD Term SOFR + 5.75%)	3/31/2028		$9,095,940	8,992,474
Total					23,782,934

Diversified Financial Services 2.68%
Advisor Group, Inc. 2024 Term Loan	9.247% (1 mo. USD Term SOFR + 4.00%)	8/17/2028		16,601,115	16,485,073
Aretec Group, Inc. 2024 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)	8/9/2030		16,817,362	16,508,091

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Containers & Packaging (contiuned)
Assetmark Financial Holdings, Inc. 2024 Term Loan	–	(g)	6/3/2031	$12,494,000	$12,440,651
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	8.089% (3 mo. USD Term SOFR + 2.75%)		10/22/2027	12,757,322	12,811,796
DRW Holdings LLC 2024 Term Loan B	8.588% (6 mo. USD Term SOFR + 3.50%)		6/17/2031	16,858,699	16,911,382
Edelman Financial Center LLC 2024 2nd Lien Term Loan	10.497% (1 mo. USD Term SOFR + 5.25%)		10/6/2028	10,715,000	10,704,285
Jane Street Group LLC 2024 Term Loan B	7.861% (1 mo. USD Term SOFR + 2.50%)		1/26/2028	31,078,443	31,140,600
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.347% (1 mo. USD Term SOFR + 3.00%)		12/19/2030	15,831,949	15,883,086
Total					132,884,964

Diversified Manufacturing Operations 0.58%
First Eagle Investment Management LLC 2024 Term Loan B2	8.335% (3 mo. USD Term SOFR + 3.00%)		3/5/2029	28,907,190	28,683,159

Electric 0.07%
Helix Gen Funding LLC 2023 Term Loan	–	(g)	12/31/2027	3,239,503	3,246,030

Electric: Generation 0.47%
Astoria Energy LLC 2020 Term Loan B	8.861% (1 mo. USD Term SOFR + 3.50%)		12/10/2027	7,445,033	7,493,575
EFS Cogen Holdings I LLC 2020 Term Loan B	9.096% (3 mo. USD Term SOFR + 3.50%)		10/1/2027	9,666,751	9,724,944
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.096% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	2,863,989	2,337,731
Frontera Generation Holdings LLC 2021 Term Loan	18.596% (3 mo. USD Term SOFR + 13.00%)		7/28/2026	2,950,702	3,869,108
Total					23,425,358

Electric: Integrated 0.23%
Compass Power Generation LLC 2022 Term Loan B2	9.611% (1 mo. USD Term SOFR + 4.25%)		4/14/2029	11,423,323	11,531,845

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electronics 0.28%
II-VI, Inc. 2024 Term Loan B	7.747% (1 mo. USD Term SOFR + 2.50%)		7/2/2029		13,941,403	14,011,110

Engineering & Construction 0.58%
Arcosa, Inc. Term Loan B	–	(g)	8/13/2031		11,007,000	11,062,035
Azuria Water Solutions, Inc. 2024 Term Loan B	8.997% (1 mo. USD Term SOFR + 3.75%)		5/17/2028		49,526	49,743
Service Logic Acquisition, Inc. Term Loan	9.514% - 9.51% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)		10/29/2027		14,636,375	14,672,965
USIC Holdings, Inc. 2021 Term Loan	–	(g)	5/12/2028		3,323,456	3,053,426
Total						28,838,169

Entertainment 2.37%
AMC Entertainment Holdings, Inc. 2024 Term Loan	–	(g)	1/4/2029		7,617,000	7,607,479
Bally’s Corp. 2021 Term Loan B	8.794% (3 mo. USD Term SOFR + 3.25%)		10/2/2028		7,232,000	6,943,371
Caesars Entertainment, Inc. 2024 Term Loan B1	7.997% (1 mo. USD Term SOFR + 2.75%)		2/6/2031		19,419,330	19,462,441
Caesars Entertainment, Inc. Term Loan B	7.997% (1 mo. USD Term SOFR + 2.75%)		2/6/2030		15,755,327	15,795,976
Cinemark USA, Inc. 2023 Term Loan B	8.497% - 8.58% (1 mo. USD Term SOFR + 3.25%) (3 mo. USD Term SOFR + 3.25%)		5/24/2030		9,916,302	9,972,082
ECL Entertainment LLC 2024 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)		8/31/2030		8,889,886	8,943,581
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	6.922% (6 mo. EURIBOR + 3.25%)		6/30/2028	EUR	12,234,000	13,589,389
GVC Holdings (Gibraltar) Ltd. 2024 USD Term Loan B3 (Gibraltar)(c)	8.014% (6 mo. USD Term SOFR + 2.75%)		10/31/2029		$8,500,000	8,527,455
Motion Finco SARL 2023 EUR Term Loan B	7.472% (3 mo. EURIBOR + 3.75%)		11/12/2029	EUR	4,523,601	4,949,184

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (contiuned)
Ontario Gaming GTA LP Term Loan B (Canada)(c)	9.585% (3 mo. USD Term SOFR + 4.25%)		8/1/2030		$16,755,385	$16,788,309
Scientific Games Holdings LP 2024 USD Term Loan B	8.318% (3 mo. USD Term SOFR + 3.00%)		4/4/2029		5,093,460	5,079,478
Total						117,658,745

Environmental Control 0.23%
Heritage-Crystal Clean, Inc. Term Loan B	9.842% (1 mo. USD Term SOFR + 4.50%)		10/17/2030		11,143,005	11,212,704

Financial 1.40%
Armor Holding II LLC 2021 Term Loan B	10.014% (6 mo. USD Term SOFR + 4.50%)		12/11/2028		10,820,158	10,941,884
Asurion LLC 2021 Second Lien Term Loan B4	10.611% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		23,581,468	21,871,812
Asurion LLC 2022 Term Loan B10	9.347% (1 mo. USD Term SOFR + 4.00%)		8/19/2028		11,106,120	11,019,825
Hudson River Trading LLC 2021 Term Loan	8.361% (1 mo. USD Term SOFR + 3.00%)		3/20/2028		25,561,217	25,571,825
Total						69,405,346

Food 1.30%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan	–	(g)	10/1/2025		9,466,000	9,087,407
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.802% (3 mo. EURIBOR + 4.00%)		5/14/2031	EUR	9,138,461	10,003,365
CHG PPC Parent LLC 2021 Term Loan	8.361% (1 mo. USD Term SOFR + 3.00%)		12/8/2028		$13,423,000	13,448,235
Chobani LLC 2023 Incremental Term Loan	9.087% (1 mo. USD Term SOFR + 3.75%)		10/25/2027		7,305,258	7,344,524
Market Bidco Ltd. EUR Term Loan B1	8.292% (3 mo. EURIBOR + 4.75%)		11/4/2027	EUR	13,530,000	14,969,371

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food (contiuned)
Upfield BV 2024 USD Term Loan B10 (Netherlands)(c)	9.765% (6 mo. USD Term SOFR + 4.25%)	1/3/2028	$9,407,063	$9,404,524
Total				64,257,426

Gaming/Leisure 1.24%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(c)	10.575% (3 mo. USD Term SOFR + 5.25%)	7/1/2028	14,856,370	14,599,503
AVSC Holding Corp. 2018 2nd Lien Term Loan	12.611% (1 mo. USD Term SOFR + 7.25%)	9/1/2025	3,538,783	3,510,774
Fertitta Entertainment LLC 2022 Term Loan B	9.087% (1 mo. USD Term SOFR + 3.75%)	1/27/2029	20,198,659	20,193,408
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	7.747% (1 mo. USD Term SOFR + 2.50%)	8/2/2028	12,205	12,214
PENN Entertainment, Inc. 2022 Term Loan B	8.097% (1 mo. USD Term SOFR + 2.75%)	5/3/2029	7,814,607	7,853,680
Sabre GLBL, Inc. 2021 Term Loan B1	8.861% (1 mo. USD Term SOFR + 3.50%)	12/17/2027	853,340	791,827
Sabre GLBL, Inc. 2021 Term Loan B2	8.861% (1 mo. USD Term SOFR + 3.50%)	12/17/2027	1,232,670	1,143,813
United FP Holdings LLC 2019 1st Lien Term Loan	9.514% (3 mo. USD Term SOFR + 4.00%)	12/30/2026	14,598,390	13,397,672
Total				61,502,891

Health Care Products 1.10%
Curia Global, Inc. 2021 Term Loan	9.097% - 9.10% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)	8/30/2026	14,398,779	13,336,869
Medline Borrower LP 2024 Term Loan B	7.997% (1 mo. USD Term SOFR + 2.75%)	10/23/2028	19,011,167	19,079,893
Medline Borrower LP 2024 USD Add-on Term Loan B	7.497% (1 mo. USD Term SOFR + 2.25%)	10/23/2028	9,333,000	9,352,832

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products (continued)
Resonetics LLC 2024 Term Loan	9.092% (1 mo. USD Term SOFR + 3.75%)		6/18/2031	$12,883,000	$12,934,532
Total					54,704,126

Health Care Services 4.42%
ADMI Corp. 2023 Term Loan B5	10.997% (1 mo. USD Term SOFR + 5.75%)		12/23/2027	23,448,914	23,663,823
Concentra Health Services, Inc. Term Loan B	7.497% (1 mo. USD Term SOFR + 2.25%)		7/28/2031	6,344,000	6,375,720
Da Vinci Purchaser Corp. 2024 Term Loan	8.747% (1 mo. USD Term SOFR + 3.50%)		1/8/2027	9,325,994	9,357,096
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	–	(g)	3/30/2029	8,455,807	8,276,122
eResearchTechnology, Inc. 2024 Term Loan	9.247% (1 mo. USD Term SOFR + 4.00%)		2/4/2027	20,779,122	20,920,524
Global Medical Response, Inc. 2024 PIK Term Loan	10.844% (3 mo. USD Term SOFR + 5.50%)		10/31/2028	13,332,000	13,280,939
Heartland Dental LLC 2024 Term Loan	9.747% (1 mo. USD Term SOFR + 4.50%)		4/28/2028	22,926,234	22,740,073
LifePoint Health, Inc. 2024 Incremental Term Loan B	9.342% (1 mo. USD Term SOFR + 4.00%)		5/17/2031	9,068,000	9,109,123
LifePoint Health, Inc. 2024 Term Loan B	10.054% (3 mo. USD Term SOFR + 4.75%)		11/16/2028	49,875	50,121
MDVIP, Inc. 2024 Term Loan	8.587% (1 mo. USD Term SOFR + 3.25%)		10/16/2028	9,947,379	9,951,855
National Mentor Holdings, Inc. 2021 Term Loan	9.097% - 9.18% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/2/2028	10,764,956	10,408,367
National Mentor Holdings, Inc. 2021 Term Loan C	9.185% (3 mo. USD Term SOFR + 3.75%)		3/2/2028	471,828	456,199
Pacific Dental Services LLC 2024 Term Loan B	8.592% (1 mo. USD Term SOFR + 3.25%)		3/15/2031	14,935,685	15,010,363
Parexel International Corp. 2024 Term Loan B	8.247% (1 mo. USD Term SOFR + 3.00%)		11/15/2028	8,951,719	8,997,418

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Radnet Management, Inc. 2024 Term Loan B	7.779% (3 mo. USD Term SOFR + 2.50%)		4/18/2031	$7,908,914	$7,935,290
Select Medical Corp. 2023 Term Loan B1	8.247% (1 mo. USD Term SOFR + 3.00%)		3/6/2027	2,238,905	2,252,898
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%)		9/27/2030	17,216,967	17,147,497
Summit Behavioral Healthcare LLC 2024 Term Loan B	9.307% (3 mo. USD Term SOFR + 4.25%)		11/24/2028	10,376,446	10,065,153
Surgery Center Holdings, Inc. 2024 Term Loan B	8.062% (1 mo. USD Term SOFR + 2.75%)		12/19/2030	9,933,064	9,965,545
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(h)	–	(g)	10/1/2025	20,116,794	13,023,813
Total					218,987,939

Healthcare 2.43%
Athenahealth Group, Inc. 2022 Term Loan B	8.502% (1 mo. USD Term SOFR + 3.25%)		2/15/2029	16,418,652	16,342,470
Bella Holding Co. LLC 2021 Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		5/10/2028	13,704,268	13,744,970
CCRR Parent, Inc. Term Loan B	9.611% (1 mo. USD Term SOFR + 4.25%)		3/6/2028	14,604,366	12,997,886
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.502% (3 mo. USD Term SOFR + 4.25%)		3/30/2029	6,948,630	6,714,113
Electron BidCo, Inc. 2021 Term Loan	8.361% (1 mo. USD Term SOFR + 3.00%)		11/1/2028	9,843,902	9,881,506
Gainwell Acquisition Corp. Term Loan B	9.435% (3 mo. USD Term SOFR + 4.00%)		10/1/2027	19,710,298	17,985,647
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(c)	9.685% (3 mo. USD Term SOFR + 4.25%)		8/19/2028	19,402,969	19,318,080
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.861% (1 mo. USD Term SOFR + 4.61%)		12/16/2028	34,353	34,160
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.602% (3 mo. USD Term SOFR + 3.25%)		11/1/2028	3,974,000	3,010,305

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Healthcare (continued)
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	12.352% (3 mo. USD Term SOFR + 7.00%)		11/1/2029	$8,000,000	$5,460,000
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	12.685% (3 mo. USD Term SOFR + 7.25%)		3/2/2029	5,832,027	5,350,885
Physician Partners LLC Term Loan	–	(g)	12/26/2028	14,050,801	9,540,494
Total					120,380,516

Housing 0.47%
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan	12.346% (3 mo. USD Term SOFR + 6.75%)		12/21/2029	5,479,639	5,548,134
Oscar AcquisitionCo LLC Term Loan B	–	(g)	4/29/2029	8,054,000	8,001,166
Solis IV BV USD Term Loan B1 (Netherlands)(c)	8.571% (3 mo. USD Term SOFR + 3.50%)		2/26/2029	9,652,781	9,622,616
Total					23,171,916

Information Technology 1.77%
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	12.314% (6 mo. USD Term SOFR + 7.00%)		8/15/2030	12,785,507	11,602,848
ConnectWise LLC 2021 Term Loan B	9.096% (3 mo. USD Term SOFR + 3.50%)		9/29/2028	17,084,364	17,129,808
Constant Contact, Inc. Term Loan	9.566% (3 mo. USD Term SOFR + 4.00%)		2/10/2028	15,043,989	14,560,701
Ensono LP 2021 Term Loan	9.361% (1 mo. USD Term SOFR + 4.00%)		5/26/2028	10,995,075	10,960,715
RealPage, Inc. 1st Lien Term Loan	8.361% (1 mo. USD Term SOFR + 3.00%)		4/24/2028	12,378,000	11,895,753
Storable, Inc. Term Loan B	8.747% (1 mo. USD Term SOFR + 3.50%)		4/17/2028	9,262,796	9,301,422
Surf Holdings LLC USD Term Loan	8.926% (1 mo. USD Term SOFR + 3.50%)		3/5/2027	12,084,264	12,159,791
Total					87,611,038

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance 4.00%
Acrisure LLC 2024 Term Loan B6	8.594% (3 mo. USD Term SOFR + 3.25%)		11/6/2030	22,698,369	22,592,935
Alliant Holdings Intermediate LLC 2023 Term Loan B6	8.812% (1 mo. USD Term SOFR + 3.50%)		11/6/2030	7,642,309	7,674,483
Amynta Agency Borrower, Inc. 2024 Term Loan B	8.997% - 9.00% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		2/28/2028	12,402,731	12,432,621
Ardonagh Midco 3 PLC 2024 USD Term Loan B (Netherlands)(c)	–	(g)	2/17/2031	12,925,000	13,013,859
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.747% (1 mo. USD Term SOFR + 3.50%)		2/14/2031	23,919,851	23,990,175
Asurion LLC 2023 Term Loan B11	9.597% (1 mo. USD Term SOFR + 4.25%)		8/19/2028	21,532,827	21,438,621
Howden Group Holdings Ltd. 2024 USD Term Loan B (United Kingdom)(c)	8.747% (1 mo. USD Term SOFR + 3.50%)		2/15/2031	16,840,593	16,880,758
HUB International Ltd. 2024 1st Lien Term Loan B	8.225% (3 mo. USD Term SOFR + 3.00%)		6/20/2030	9,683,586	9,700,533
Jones DesLauriers Insurance Management, Inc. 2024 1st Lien Term Loan B (Canada)(c)	8.353% (3 mo. USD Term SOFR + 3.25%)		3/15/2030	6,549,486	6,563,829
OneDigital Borrower LLC 2024 2nd Lien Term Loan	10.497% (1 mo. USD Term SOFR + 5.25%)		7/2/2031	12,305,000	12,238,307
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	8.252% (3 mo. USD Term SOFR + 3.00%)		7/31/2031	28,793,324	28,865,307
Truist Insurance Holdings LLC 1st Lien Term Loan	8.585% (3 mo. USD Term SOFR + 3.25%)		5/6/2031	22,890,000	22,949,629
Total					198,341,057

Internet 2.06%
Arches Buyer, Inc. 2021 Term Loan B	8.597% (1 mo. USD Term SOFR + 3.25%)		12/6/2027	12,677,372	12,269,350
Endure Digital, Inc. Term Loan	8.965% (1 mo. USD Term SOFR + 3.50%)		2/10/2028	14,302,972	12,830,552

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
ION Trading Technologies SARL 2021 EUR Term Loan B	7.972% (3 mo. EURIBOR + 4.25%)	4/3/2028	EUR	17,836,031	$18,921,887
Magnite, Inc. 2024 Term Loan B	9.747% (1 mo. USD Term SOFR + 4.50%)	2/6/2031		$9,502,185	9,570,506
MH Sub I LLC 2021 2nd Lien Term Loan	11.502% (3 mo. USD Term SOFR + 6.25%)	2/23/2029		7,307,101	7,207,396
MH Sub I LLC 2023 Term Loan	9.497% (1 mo. USD Term SOFR + 4.25%)	5/3/2028		21,958,497	21,929,841
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(c)	9.601% (3 mo. USD Term SOFR + 4.00%)	10/18/2028		9,607,653	9,661,696
Uber Technologies, Inc. 2023 Term Loan B	8.089% (3 mo. USD Term SOFR + 2.75%)	3/3/2030		9,635,218	9,687,779
Total					102,079,007

Internet Companies 0.25%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.597% (1 mo. USD Term SOFR + 6.25%)	11/5/2029		12,325,361	12,295,657

Investment Management Companies 0.38%
Aragorn Parent Corp. Term Loan	9.562% (1 mo. USD Term SOFR + 4.25%)	12/15/2028		7,906,270	7,953,233
NEXUS Buyer LLC 2024 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)	7/31/2031		10,868,280	10,794,702
Total					18,747,935

Leisure Time 0.85%
Bulldog Purchaser, Inc. 2024 Term Loan B	9.589% (3 mo. USD Term SOFR + 4.25%)	6/27/2031		8,984,000	9,033,412
Fitness International LLC 2024 Term Loan B	10.497% - 10.51% (1 mo. USD Term SOFR + 5.25%) (3 mo. USD Term SOFR + 5.25%)	2/5/2029		12,717,296	12,701,400
GBT US III LLC Term Loan B	8.279% (3 mo. USD Term SOFR + 3.00%)	7/25/2031		10,026,000	10,044,799
Life Time Fitness, Inc. 2023 1st Lien Term Loan B	9.514% (3 mo. USD Term SOFR + 4.00%)	1/15/2026		4,222,288	4,246,038

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
Recess Holdings, Inc. 2024 Term Loan B	9.752% (3 mo. USD Term SOFR + 4.50%)		2/20/2030	$6,239,000	$6,265,297
Total					42,290,946

Lodging 0.26%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	9.111% (1 mo. USD Term SOFR + 3.75%)		2/2/2026	49,480	48,424
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B	7.497% (1 mo. USD Term SOFR + 2.25%)		1/17/2031	12,900,054	12,874,769
Total					12,923,193

Machinery: Diversified 1.85%
Arcline FM Holdings LLC 2024 Term Loan	9.567% (6 mo. USD Term SOFR + 4.50%)		6/23/2028	18,465,877	18,564,854
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.347% (1 mo. USD Term SOFR + 4.00%)		3/25/2031	16,611,412	16,556,013
CPM Holdings, Inc. 2023 Term Loan	9.842% (1 mo. USD Term SOFR + 4.50%)		9/28/2028	9,806,127	9,472,081
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.096% (3 mo. USD Term SOFR + 6.50%)		5/21/2029	1,175,215	1,171,543
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.596% (3 mo. USD Term SOFR + 6.00%)		5/21/2029	8,681,999	8,657,602
Pro Mach Group, Inc. 2024 1st Lien Term Loan B	–	(g)	8/31/2028	5,720,000	5,759,840
Project Castle, Inc. Term Loan B	10.832% - 10.83% (3 mo. USD Term SOFR + 5.50%)		6/1/2029	49,496	44,955
SPX Flow, Inc. 2024 Term Loan B	8.747% (1 mo. USD Term SOFR + 3.50%)		4/5/2029	11,986,905	12,053,732
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(c)	10.326% (6 mo. USD Term SOFR + 5.00%)		2/15/2029	19,497,848	19,409,815
Total					91,690,435

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Manufacturing 1.29%
CMG Media Corp. 2021 Term Loan	8.935% (3 mo. USD Term SOFR + 3.50%)		12/17/2026		$15,146,808	$13,167,044
DirecTV Financing LLC Term Loan	10.361% (1 mo. USD Term SOFR + 5.00%)		8/2/2027		10,879,759	10,958,257
Engineered Machinery Holdings, Inc. 2021 USD Incremental Term Loan	9.346% (3 mo. USD Term SOFR + 3.75%)		5/19/2028		5,193,565	5,216,703
Numericable Group SA USD Term Loan B11 (France)(c)	8.264% (3 mo. USD LIBOR + 2.75%)		7/31/2025		2,980,678	2,653,340
Pro Mach Group, Inc. 2021 Term Loan B	8.747% (1 mo. USD Term SOFR + 3.50%)		8/31/2028		9,434,049	9,499,757
Virgin Media Bristol LLC USD Term Loan N	7.951% (1 mo. USD Term SOFR + 2.50%)		1/31/2028		23,210,077	22,471,880
Total						63,966,981

Media 1.50%
Cengage Learning, Inc. 2024 Term Loan B	9.538% (6 mo. USD Term SOFR + 4.25%)		3/22/2031		11,817,382	11,872,038
Gray Television, Inc. 2021 Term Loan D	8.457% (1 mo. USD Term SOFR + 3.00%)		12/1/2028		8,607,984	7,858,573
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B	–	(g)	8/1/2031		7,779,003	7,817,897
Sinclair Television Group, Inc. Term Loan B2B	8.014% (3 mo. USD Term SOFR + 2.50%)		9/30/2026		18,948,532	17,925,311
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%)		3/31/2031		11,943,000	11,479,373
Ziggo BV 2019 EUR Term Loan H	6.635% (1 mo. EURIBOR + 3.00%)		1/31/2029	EUR	15,753,000	17,162,873
Total						74,116,065

Metal Fabricate/Hardware 0.17%
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(f)	11.347% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		$2,601,434	2,575,420
Tank Holding Corp. 2023 Incremental Term Loan	11.347% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		6,012,728	5,952,601
Total						8,528,021

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining & Metals 0.20%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B	8.56% (3 mo. USD Term SOFR + 3.25%)	8/18/2030		$10,094,906	$10,131,197

Miscellaneous Manufacture 0.25%
Touchdown Acquirer, Inc. 2024 Term Loan B	8.56% (1 mo. USD Term SOFR + 3.25%)	2/21/2031		12,164,487	12,183,525

Office Furniture & Business Equipment 0.20%
Xerox Holdings Corp. 2023 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)	11/17/2029		9,807,400	9,764,493

Oil & Gas 0.34%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	10.085% (3 mo. USD Term SOFR + 4.75%)	6/27/2029		17,074,000	17,005,704

Oil & Gas Services 0.24%
Star Holding LLC 2024 1st Lien Term Loan B	9.747% (1 mo. USD Term SOFR + 4.50%)	7/31/2031		11,808,000	11,654,909

Personal & Household Products 0.60%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.843% (1 mo. USD Term SOFR + 3.50%)	7/31/2028		29,487,551	29,555,814

Pharmaceuticals 1.64%
Blackstone Mortgage Trust, Inc. 2019 Term Loan B	7.617% (1 mo. USD Term SOFR + 2.25%)	4/23/2026		10,513,000	10,355,305
Ceva Sante Animale 2024 EUR Term Loan B	7.222% (3 mo. EURIBOR + 3.50%)	11/8/2030	EUR	5,679,889	6,302,187
Ceva Sante Animale 2024 USD Term Loan B (France)(c)	8.354% (3 mo. USD Term SOFR + 3.25%)	11/1/2030		$4,279,275	4,293,996
IVC Acquisition Ltd. 2024 USD Term Loan B (United Kingdom)(c)	10.085% (3 mo. USD Term SOFR + 4.75%)	12/12/2028		14,925,094	14,940,690
Jazz Financing Lux SARL 2024 1st Lien Term Loan B (Luxembourg)(c)	7.497% (1 mo. USD Term SOFR + 2.25%)	5/5/2028		20,203,224	20,243,227

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Southern Veterinary Partners LLC 2024 Term Loan	8.997% (1 mo. USD Term SOFR + 3.75%)		10/5/2027	$10,926,869	$10,996,528
Vizient, Inc. 2024 Term Loan B	7.247% (1 mo. USD Term SOFR + 2.00%)		8/1/2031	14,075,000	14,132,215
Total					81,264,148

Pipelines 2.50%
BIP PipeCo Holdings LLC Term Loan B	7.818% (3 mo. USD Term SOFR + 2.50%)		12/6/2030	8,618,387	8,633,470
Brazos Delaware II LLC 2024 Term Loan B	8.255% (6 mo. USD Term SOFR + 3.50%)		2/11/2030	9,784,679	9,861,733
CPPIB Capital, Inc. Term Loan B	–	(g)	8/7/2031	10,463,000	10,508,776
Epic Crude Services LP Term Loan B	10.361% (1 mo. USD Term SOFR + 5.00%)		3/2/2026	15,641,187	15,709,618
EPIC Y-Grade Services LP 2024 Term Loan B	11.068% (3 mo. USD Term SOFR + 5.75%)		6/29/2029	15,104,000	15,135,492
Medallion Midland Acquisition LLC 2023 Term Loan	8.844% (3 mo. USD Term SOFR + 3.50%)		10/18/2028	9,918,378	9,954,034
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	8.441% (1 mo. USD Term SOFR + 3.00%)		10/5/2028	24,840,468	24,952,995
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.603% (3 mo. USD Term SOFR + 4.50%)		5/10/2029	12,177,000	12,215,053
WhiteWater DBR HoldCo LLC Term Loan B	8.085% (3 mo. USD Term SOFR + 2.75%)		3/3/2031	16,737,000	16,831,145
Total					123,802,316

Real Estate 0.56%
CoreLogic, Inc. 2nd Lien Term Loan	11.861% (1 mo. USD Term SOFR + 6.50%)		6/4/2029	10,433,579	10,187,972
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	8.997% (1 mo. USD Term SOFR + 3.75%)		1/31/2030	11,845,313	11,904,539
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan B	8.247% (1 mo. USD Term SOFR + 3.00%)		1/31/2030	5,663,898	5,663,899
Total					27,756,410

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 3.11%
BCPE Grill Parent 2023 Term Loan B	10.002% (3 mo. USD Term SOFR + 4.75%)		9/30/2030		$9,717,924	$9,339,848
Evergreen Acqco 1 LP 2021 USD Term Loan	9.085% (3 mo. USD Term SOFR + 3.75%)		4/26/2028		2,995,170	3,002,658
Flynn Restaurant Group LP 2021 Term Loan B	9.611% (1 mo. USD Term SOFR + 4.25%)		12/1/2028		17,775,348	17,833,117
Foundation Building Materials Holding Co. LLC 2021 Term Loan	–	(g)	1/31/2028		4,768,000	4,652,376
Great Outdoors Group LLC 2021 Term Loan B2	9.111% (1 mo. USD Term SOFR + 3.75%)		3/6/2028		49,617	49,710
LBM Acquisition LLC 2024 Incremental Term Loan B	9.14% (1 mo. USD Term SOFR + 3.75%)		6/6/2031		21,864,432	21,297,924
Park River Holdings, Inc. Term Loan	8.843% (3 mo. USD Term SOFR + 3.25%)		12/28/2027		10,491,800	10,253,112
Peer Holding III BV 2019 EUR Term Loan B	6.972% (3 mo. EURIBOR + 3.25%)		1/16/2027	EUR	4,750,000	5,276,194
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(c)	8.585% (3 mo. USD Term SOFR + 3.25%)		10/28/2030		$10,262,280	10,313,643
Peer Holding III BV 2024 USD Term Loan B5 (Netherlands)(c)	8.332% (3 mo. USD Term SOFR + 3.00%)		7/1/2031		9,779,000	9,823,837
PetSmart, Inc. 2021 Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		2/11/2028		18,193,823	18,106,675
QSRP Finco BV EUR Term Loan B	8.955% (3 mo. EURIBOR + 5.25%)		6/19/2031	EUR	7,245,000	8,027,402
RVR Dealership Holdings LLC Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		2/8/2028		49,492	44,614
Staples, Inc. 2024 Term Loan B	11.084% (3 mo. USD Term SOFR + 5.75%)		9/4/2029		16,080,000	14,699,773
White Cap Buyer LLC 2024 Term Loan B	8.502% (1 mo. USD Term SOFR + 3.25%)		10/19/2029		21,288,000	21,189,862
Total						153,910,745

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.25%
MKS Instruments, Inc. 2024 USD Term Loan B	7.559% (1 mo. USD Term SOFR + 2.25%)	8/17/2029	$12,533,014	$12,584,713

Service 1.25%
Amentum Government Services Holdings LLC 2022 Term Loan	9.278% (1 mo. USD Term SOFR + 4.00%)	2/15/2029	19,126,719	19,156,652
Brown Group Holding LLC 2022 Incremental Term Loan B2	7.997% - 8.00% (1 mo. USD Term SOFR + 2.75%) (3 mo. USD Term SOFR + 2.75%)	7/1/2031	7,753,845	7,763,537
DTI Holdco, Inc. 2022 Term Loan	9.997% (1 mo. USD Term SOFR + 4.75%)	4/26/2029	17,016,511	17,105,168
Red Planet Borrower LLC Term Loan B	8.847% (1 mo. USD Term SOFR + 3.50%)	10/2/2028	18,063,356	17,431,138
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	10.347% (1 mo. USD Term SOFR + 5.00%)	6/30/2028	325,924	308,650
Total				61,765,145

Shipbuilding 0.25%
LSF11 Trinity Bidco, Inc. 2024 Term Loan B	8.812% (1 mo. USD Term SOFR + 3.50%)	6/14/2030	12,222,191	12,206,913

Software 9.13%
Applied Systems, Inc. 2024 1st Lien Term Loan	8.286% (3 mo. USD Term SOFR + 3.00%)	2/24/2031	15,091,660	15,178,437
AppLovin Corp. 2024 Term Loan (2028)	7.747% (1 mo. USD Term SOFR + 2.50%)	10/25/2028	14,963,308	15,005,355
AppLovin Corp. 2024 Term Loan (2030)	7.747% (1 mo. USD Term SOFR + 2.50%)	8/16/2030	8,529,233	8,553,243
Apttus Corp. 2024 Term Loan B	8.557% (3 mo. USD Term SOFR + 3.50%)	5/8/2028	15,911,991	16,051,221
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	–	7/30/2032	7,706,000	7,616,071

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Banff Merger Sub, Inc. 2024 Term Loan B	9.005% (3 mo. USD Term SOFR + 3.75%)		7/30/2031		$23,332,549	$23,308,283
Central Parent, Inc. 2024 Term Loan B	8.585% (3 mo. USD Term SOFR + 3.25%)		7/6/2029		22,971,209	22,807,539
Cloud Software Group, Inc. 2024 Term Loan	9.835% (3 mo. USD Term SOFR + 4.50%)		3/21/2031		7,440,000	7,483,003
Cloud Software Group, Inc. 2024 USD Term Loan B	9.335% (3 mo. USD Term SOFR + 4.00%)		3/30/2029		31,763,579	31,794,072
Cloudera, Inc. 2021 Term Loan	9.097% (1 mo. USD Term SOFR + 3.75%)		10/8/2028		14,085,553	13,812,646
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031		4,687,500	4,687,500
Cotiviti Corp. 2024 Term Loan	8.592% (1 mo. USD Term SOFR + 3.25%)		5/1/2031		7,369,035	7,382,852
Cvent, Inc. 2024 Term Loan B	8.585% (3 mo. USD Term SOFR + 3.25%)		6/17/2030		5,508,652	5,543,963
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(c)	–	(g)	7/2/2032		12,222,000	12,043,742
Darktrace PLC Term Loan (United Kingdom)(c)	–	(g)	7/2/2031		13,200,000	13,103,772
DCert Buyer, Inc. 2019 Term Loan B	–	(g)	10/16/2026		15,153,000	14,889,035
Epicor Software Corp. 2024 Delayed Draw Term Loan(f)	–	(g)	5/30/2031		502,884	505,471
Epicor Software Corp. 2024 Term Loan	8.497% (1 mo. USD Term SOFR + 3.25%)		5/23/2031		4,286,116	4,308,168
Helios Software Holdings, Inc. 2021 EUR Term Loan B	7.472% (3 mo. EURIBOR + 3.75%)		3/11/2028	EUR	4,510,000	4,930,689
Ivanti Software, Inc. 2021 Term Loan B	9.833% (3 mo. USD Term SOFR + 4.25%)		12/1/2027		$49,746	43,175
Mitchell International, Inc. 2024 1st Lien Term Loan	8.497% (1 mo. USD Term SOFR + 3.25%)		6/17/2031		9,335,000	9,265,874
Mitchell International, Inc. 2024 2nd Lien Term Loan	10.497% (1 mo. USD Term SOFR + 5.25%)		6/17/2032		10,666,000	10,548,247
Modena Buyer LLC Term Loan	9.832% (3 mo. USD Term SOFR + 4.50%)		7/1/2031		25,294,000	24,340,163

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Mosel Bidco SE USD Term Loan B (Germany)(c)	9.835% (3 mo. USD Term SOFR + 4.50%)	9/16/2030		$8,014,727	$8,084,856
Physician Partners LLC 2023 Incremental Term Loan B	10.779% (3 mo. USD Term SOFR + 5.50%)	12/23/2028		1,881,545	1,420,567
Polaris Newco LLC EUR Term Loan B	7.722% (3 mo. EURIBOR + 4.00%)	6/2/2028	EUR	23,517,654	25,379,127
Press Ganey Holdings, Inc. 2024 Term Loan B	8.747% (1 mo. USD Term SOFR + 3.50%)	4/30/2031		$11,424,000	11,409,720
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	10.533% (3 mo. USD Term SOFR + 5.25%)	7/16/2032		5,347,000	5,403,839
Project Boost Purchaser LLC 2024 Term Loan	8.786% (3 mo. USD Term SOFR + 3.50%)	7/16/2031		12,596,824	12,646,456
Quartz Acquireco LLC 2024 Term Loan B	8.085% (3 mo. USD Term SOFR + 2.75%)	6/28/2030		12,568,190	12,605,518
RealPage, Inc. 2nd Lien Term Loan	11.861% (1 mo. USD Term SOFR + 6.50%)	4/23/2029		4,760,000	4,539,850
Renaissance Holding Corp. 2024 Term Loan	9.497% (1 mo. USD Term SOFR + 4.25%)	4/5/2030		19,628,394	19,655,088
Rocket Software, Inc. 2023 USD Term Loan B	9.997% (1 mo. USD Term SOFR + 4.75%)	11/28/2028		22,751,676	22,782,505
Sophia LP 2024 Term Loan B	8.847% (1 mo. USD Term SOFR + 3.50%)	10/9/2029		17,877,336	17,947,236
UKG, Inc. 2024 Term Loan B	8.555% (3 mo. USD Term SOFR + 3.25%)	2/10/2031		21,330,602	21,404,406
Waystar Technologies, Inc. 2024 USD Term Loan B	7.997% (1 mo. USD Term SOFR + 2.75%)	10/22/2029		8,308,799	8,350,384
Zelis Payments Buyer, Inc. Term Loan B	7.997% (1 mo. USD Term SOFR + 2.75%)	9/28/2029		7,440,294	7,459,676
Total					452,291,749

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software/Services 0.52%
Peraton Corp. Term Loan B	9.097% (1 mo. USD Term SOFR + 3.75%)		2/1/2028		$26,054,814	$25,555,473

Telecommunications 1.90%
Altice France SA EUR Term Loan B12	6.685% (3 mo. EURIBOR + 3.00%)		2/2/2026	EUR	4,500,157	4,188,332
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.596% (1 mo. USD Term SOFR + 5.25%)		11/29/2030		$5,873,000	5,933,198
Delta TopCo, Inc. 2024 Term Loan	8.846% (3 mo. USD Term SOFR + 3.50%)		11/30/2029		14,225,348	14,274,923
Lorca Holdco Ltd. 2024 EUR Term Loan	7.195% (6 mo. EURIBOR + 3.50%)		3/25/2031	EUR	16,750,000	18,566,736
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(c)	8.835% (3 mo. USD Term SOFR + 3.50%)		3/25/2031		$7,572,907	7,608,424
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.742% (1 mo. USD Term SOFR + 2.35%)		4/15/2029		23,079,207	18,718,160
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.742% (1 mo. USD Term SOFR + 2.35%)		4/15/2030		8,639,288	6,829,703
Michaels Cos., Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%)		4/15/2028		14,888,633	12,250,591
RealTruck Group, Inc. 2021 Term Loan B	8.861% (1 mo. USD Term SOFR + 3.50%)		1/31/2028		5,791,283	5,728,332
Total						94,098,399

Transportation 0.42%
AIT Worldwide Logistics, Inc. 2021 Term Loan	9.968% (3 mo. USD Term SOFR + 4.75%)		4/6/2028		49,491	49,610
LaserShip, Inc. 2021 Term Loan	10.096% (3 mo. USD Term SOFR + 4.50%)		5/7/2028		49,491	34,706
PODS LLC 2021 Term Loan B	–	(g)	3/31/2028		7,851,102	7,316,245
Rand Parent LLC 2023 Term Loan B	9.071% (3 mo. USD Term SOFR + 3.75%)		3/17/2030		13,254,000	13,273,947
Total						20,674,508

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 1.85%
Hamilton Projects Acquiror LLC 2024 Term Loan B	8.997% (1 mo. USD Term SOFR + 3.75%)		5/22/2031	$19,977,000	$20,167,781
Lightning Power LLC Term Loan B	8.376% (3 mo. USD Term SOFR + 3.25%)		8/18/2031	9,035,000	9,077,374
Lightstone Holdco LLC 2022 Extended Term Loan B	–	(g)	1/29/2027	17,183,573	17,242,685
Lightstone Holdco LLC 2022 Extended Term Loan C	–	(g)	1/29/2027	918,427	921,586
Nautilus Power LLC 2023 Term Loan B	–	(g)	11/16/2026	9,490,000	9,448,481
South Field LLC Term Loan B	–	(g)	8/15/2031	19,197,905	19,245,899
South Field LLC Term Loan C	–	(g)	8/15/2031	1,907,095	1,911,863
Talen Energy Supply LLC 2023 Term Loan B	8.596% (3 mo. USD Term SOFR + 3.50%)		5/17/2030	9,453,241	9,520,879
Talen Energy Supply LLC 2023 Term Loan C	8.596% (3 mo. USD Term SOFR + 3.50%)		5/17/2030	4,255,711	4,286,161
Total					91,822,709
Total Floating Rate Loans (cost $4,061,105,100)					4,049,399,288

	Dividend Rate			Shares

PREFERRED STOCKS 0.58%

Transportation Infrastructure 0.58%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	28,908,945

	Exercise Price		Expiration Date

WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$ 4.00		12/31/2099	12,651	1,012

Miscellaneous Financials 0.00%
Utex Industries*	114.76		12/3/2025	57,340	5,161

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	147,340	338,882
Total Warrants (cost $652,304)					345,055
Total Long-Term Investments (cost $4,725,608,040)					4,723,761,078

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Investments	Exercise Price	Expiration Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 6.84%

REPURCHASE AGREEMENTS 6.47%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $65,206,200 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $61,942,506; proceeds: $60,746,743 (cost $60,727,850)			$60,727,850	$60,727,850
Repurchase Agreement dated 8/30/2024, 5.310% due 9/3/2024 with JPMorgan Securities LLC collateralized by $167,888,800 of U.S. Treasury Note at 3.625% due 3/31/2030; value: $169,387,755; proceeds: $166,097,940 (cost $166,000,000)			166,000,000	166,000,000
Repurchase Agreement dated 8/30/2024, 5.160% due 9/3/2024 with JPMorgan Securities LLC collateralized by $105,618,000 of U.S. Treasury Note at 1.125% due 8/31/2028; value: $95,918,367; proceeds: $94,053,893 (cost $94,000,000)			94,000,000	94,000,000
Total Repurchase Agreements (cost $320,727,850)				320,727,850

TIME DEPOSITS 0.04%
CitiBank N.A.(i) (cost $1,817,382)			1,817,382	1,817,382

			Shares

MONEY MARKET FUNDS 0.33%
Fidelity Government Portfolio(i) (cost $16,356,434)			16,356,434	16,356,434
Total Short-Term Investments (cost $338,901,666)				338,901,666
Total Investments in Securities 102.20% (cost $5,064,509,706)				5,062,662,744
Less Unfunded Loan Commitments (0.30%) (cost $14,602,227)				(14,675,419)
Net Investments in Securities 101.90% (cost $5,049,907,479)				5,047,987,325
Other Assets and Liabilities - Net(j) (1.90)%				(94,213,694)
Net Assets 100.00%				$4,953,773,631

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $491,135,078, which represents 9.91% of net assets.

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(f)	Security partially/fully unfunded.
(g)	Interest Rate to be determined.
(h)	Defaulted (non-income producing security).
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.317%	12-Month USD SOFR Index	4/30/2030	$5,404,000	$–	$27,903	$27,903
Bank of America(2)	2.498%	12-Month USD SOFR Index	10/15/2029	6,503,000	$–	$280,373	280,373
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	$–	$403,326	403,326
Bank of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	$–	$591,815	591,815
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	$–	$1,332,627	1,332,627
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	$–	$1,004,655	1,004,655
Bank of America(2)	1.152%	12-Month USD SOFR Index	10/15/2028	10,098,000	$–	$886,649	886,649
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$4,527,348	$4,527,348

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.523%	12-Month USD SOFR Index	2/15/2026	$6,972,000	$–	$(53,926)	$(53,926)
Bank of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	5,995,000	–	(93,877)	(93,877)
Bank of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(148,993)	(148,993)
Bank of America(2)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	–	(66,778)	(66,778)
Bank of America(2)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	–	(72,553)	(72,553)
Bank of America(2)	4.205%	12-Month USD SOFR Index	6/15/2028	8,321,000	–	(215,790)	(215,790)
Bank of America(2)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	–	(282,233)	(282,233)
Bank of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(159,160)	(159,160)
Bank of America(2)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	–	(192,349)	(192,349)
Bank of America(2)	4.021%	12-Month USD SOFR Index	10/1/2031	9,525,000	–	(359,400)	(359,400)
Bank of America(2)	4.016%	12-Month USD SOFR Index	11/15/2031	6,812,000	–	(258,544)	(258,544)
Bank of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(367,162)	(367,162)
Bank of America(2)	4.013%	12-Month USD SOFR Index	5/15/2028	5,401,000	–	(99,871)	(99,871)
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(122,905)	(122,905)
Bank of America	4.000%	12-Month USD SOFR Index	7/15/2032	10,577,000	–	(415,575)	(415,575)
Bank of America(2)	3.814%	12-Month USD SOFR Index	8/1/2030	5,048,000	–	(107,346)	(107,346)
Bank of America(2)	3.805%	12-Month USD SOFR Index	11/1/2026	9,176,000	–	(20,196)	(20,196)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$(3,036,658)	$(3,036,658)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2024

Total Return Swap Contracts at August 31, 2024:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
J.P. Morgan	IBOXX	12-Month USD SOFR Index	272,375	Long	9/20/2024	$57,000,000	$112	$1,051,938	$1,052,050
Morgan Stanley	IBOXX	12-Month USD SOFR Index	364,945	Long	9/20/2024	73,500,000	(20)	4,281,741	4,281,721
Morgan Stanley	IBOXX	12-Month USD SOFR Index	219,288	Long	9/20/2024	46,000,000	90	737,265	737,355
Total						$176,500,000	$182	$6,070,944	$6,071,126

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leverage Loan Index.

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	12/6/2024	4,130,000	$5,447,986	$5,426,655	$21,331

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	11/20/2024	298,858,000	$330,387,519	$331,514,139	$(1,126,620)

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$145,306,681	$13,820,240	$159,126,921
Common Stocks	–	15,692,141	–	15,692,141
Convertible Bonds	–	6,101,952	–	6,101,952
Corporate Bonds	–	386,153,239	–	386,153,239
Exchange-Traded Funds	78,033,537	–	–	78,033,537
Floating Rate Loans	–	4,049,399,288	–	4,049,399,288
Less Unfunded Loan Commitments	–	(14,675,419)	–	(14,675,419)
Preferred Stocks	–	28,908,945	–	28,908,945
Warrants	–	345,055	–	345,055
Short-Term Investments
Repurchase Agreements	–	320,727,850	–	320,727,850
Time Deposits	–	1,817,382	–	1,817,382
Money Market Funds	16,356,434	–	–	16,356,434
Total	$94,389,971	$4,939,777,114	$13,820,240	$5,047,987,325

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$4,527,348	$–	$4,527,348
Liabilities	–	(3,036,658)	–	(3,036,658)
Total Return Swap Contracts
Assets	–	6,071,126	–	6,071,126
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	21,331	–	21,331
Liabilities	–	(1,126,620)	–	(1,126,620)
Total	$–	$6,456,527	$–	$6,456,527

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.77%

COMMON STOCKS 1.25%

Automobile Components 0.05%
Chassix Holdings, Inc.*	465,820	$1,746,825

Automobiles 0.12%
Ferrari NV (Italy)(a)	8,702	4,323,067

Consumer Staples Distribution & Retail 0.13%
Sprouts Farmers Market, Inc.*	45,868	4,772,565

Electric-Generation 0.00%
Frontera Generation Holdings LLC*	87,622	104,051

Electronic Equipment, Instruments & Components 0.10%
Badger Meter, Inc.	17,853	3,694,500

Food Products 0.07%
Vital Farms, Inc.*	85,626	2,692,938

Health Care Equipment & Supplies 0.11%
UFP Technologies, Inc.*	11,336	3,868,183

Health Care Providers & Services 0.11%
RadNet, Inc.*	58,143	3,854,299

Machinery 0.11%
Mueller Water Products, Inc. Class A	180,809	3,881,969
TNT Crane & Rigging, Inc.*	14,844	24,122
Total		3,906,091

Metals & Mining 0.18%
Harmony Gold Mining Co. Ltd. ADR	335,062	3,240,050
New Gold, Inc.*(b)	1,380,000	3,481,616
Total		6,721,666

Miscellaneous Financials 0.05%
Utex Industries*	49,219	1,944,150

Personal Care Products 0.07%
Britax Group Ltd.*	2,481	–
Gibson Brands Private Equity*	33,017	2,600,089
Total		2,600,089

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments			Shares		Fair Value
Retail REITS 0.11%
Tanger, Inc.				125,435	$3,818,241

Specialty Retail 0.02%
Chinos Intermediate Holdings A, Inc.*				47,809	567,732
Claire’s Holdings LLC*				7,482	112,224
Total					679,956

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*				14,214	660,951
Total Common Stocks (cost $50,398,347)					45,387,572

	Interest Rate	Maturity Date		Principal Amount‡

CONVERTIBLE BONDS 0.26%

Health Care-Products 0.11%
Glaukos Corp.	2.75%	6/15/2027		$1,624,000	3,921,960

Real Estate 0.05%
Sunac China Holdings Ltd. (China)†(a)	Zero Coupon	9/30/2028		10,981,286	1,592,287
Sunac China Holdings Ltd. (China)†(a)	1.00%	9/30/2032		1,734,381	78,047
Total					1,670,334

Software 0.10%
Guidewire Software, Inc.	1.25%	3/15/2025		2,854,000	3,782,977
Total Convertible Bonds (cost $17,011,493)					9,375,271

CORPORATE BONDS 88.30%

Advertising 0.49%
Clear Channel Outdoor Holdings, Inc.†	7.875%	4/1/2030		3,745,000	3,916,042
Clear Channel Outdoor Holdings, Inc.†(c)	9.00%	9/15/2028		2,255,000	2,399,079
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031		7,032,000	7,484,952
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	3,566,366	3,880,663
Total					17,680,736

Aerospace/Defense 0.87%
Boeing Co.†	6.388%	5/1/2031		$2,307,000	2,431,354
Bombardier, Inc. (Canada)†(a)(c)	7.00%	6/1/2032		7,710,000	8,035,678
Bombardier, Inc. (Canada)†(a)	7.25%	7/1/2031		5,561,000	5,844,277
Bombardier, Inc. (Canada)†(a)	8.75%	11/15/2030		3,770,000	4,115,916
TransDigm, Inc.	4.625%	1/15/2029		6,519,000	6,276,721

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Aerospace/Defense (continued)
TransDigm, Inc.†	6.625%	3/1/2032		$1,244,000	$1,295,278
Triumph Group, Inc.†	9.00%	3/15/2028		3,312,000	3,501,851
Total					31,501,075

Agriculture 0.17%
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		6,567,000	6,060,274

Airlines 1.86%
American Airlines, Inc.†	7.25%	2/15/2028		16,274,000	16,390,424
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		6,707,146	6,580,848
Azul Secured Finance LLP†	11.93%	8/28/2028		3,661,000	3,393,672
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	11.00%	4/15/2029		8,928,538	9,095,412
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		7,517,000	7,434,279
United Airlines, Inc.†	4.625%	4/15/2029		13,401,000	12,765,535
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(c)	6.375%	2/1/2030		6,601,000	5,419,202
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(c)	7.875%	5/1/2027		7,007,000	6,583,133
Total					67,662,505

Auto Manufacturers 0.71%
Allison Transmission, Inc.†	3.75%	1/30/2031		8,164,000	7,426,967
Aston Martin Capital Holdings Ltd. (United Kingdom)†(a)	10.00%	3/31/2029		5,709,000	5,829,868
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	1,411,000	1,867,427
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		$6,572,000	6,940,748
NM Holdings Co. LLC(d)	Zero Coupon	7/1/2005		–	–	(e)
Wabash National Corp.†	4.50%	10/15/2028		4,012,000	3,698,430
Total					25,763,440

Auto Parts & Equipment 1.01%
Adient Global Holdings Ltd. (Ireland)†(a)(c)	8.25%	4/15/2031		3,466,000	3,687,242
Dornoch Debt Merger Sub, Inc.†(c)	6.625%	10/15/2029		4,773,000	4,037,925
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%	5/31/2032		5,255,000	5,442,845
Mahle GmbH†	6.50%	5/2/2031	EUR	3,144,000	3,537,065
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		$6,085,000	5,259,272
Tenneco, Inc.†	8.00%	11/17/2028		3,846,000	3,599,397
ZF North America Capital, Inc.†	6.875%	4/14/2028		3,562,000	3,683,072
ZF North America Capital, Inc.†	7.125%	4/14/2030		7,089,000	7,435,688
Total					36,682,506

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Banks 1.71%
Freedom Mortgage Corp.†	12.00%		10/1/2028			$7,714,000	$8,405,190
Intesa Sanpaolo SpA (Italy)†(a)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032			8,776,000	7,687,671
Lloyds Banking Group PLC	8.50% (5 yr. U.K. Government Bond + 5.14%)	#	–	(f)	GBP	4,500,000	6,172,097
NatWest Group PLC	4.50% (5 yr. U.K. Government Bond + 3.99%)	#	–	(f)	GBP	5,250,000	6,226,886
Popular, Inc.(c)	7.25%		3/13/2028			$5,616,000	5,887,797
Societe Generale SA (France)†(a)	9.375% (5 yr. CMT + 5.39%)	#	–	(f)		4,792,000	4,994,160
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031			4,891,000	4,556,052
Texas Capital Bank NA	5.25%		1/31/2026			6,402,000	6,199,995
UBS Group AG (Switzerland)†(a)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%)	#	–	(f)		3,120,000	3,291,797
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.75%)	#	–	(f)		1,330,000	1,469,751
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.76%)	#	–	(f)		1,302,000	1,506,801
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031			6,229,000	5,648,457
Total							62,046,654

Building Materials 2.87%
ACProducts Holdings, Inc.†(c)	6.375%		5/15/2029			8,117,000	4,147,192
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			4,664,000	4,967,790
Boise Cascade Co.†	4.875%		7/1/2030			5,346,000	5,120,425
Builders FirstSource, Inc.†	4.25%		2/1/2032			4,579,000	4,187,389
Builders FirstSource, Inc.†	6.375%		6/15/2032			8,658,000	8,924,519
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029			4,340,000	3,624,223
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028			5,854,000	5,045,911
Eco Material Technologies, Inc.†	7.875%		1/31/2027			2,252,000	2,283,289
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.625%		12/15/2030			15,657,000	16,052,872
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.75%		7/15/2031			3,723,000	3,839,466
Griffon Corp.	5.75%		3/1/2028			3,805,000	3,733,936
Knife River Corp.†	7.75%		5/1/2031			3,518,000	3,736,559
Masterbrand, Inc.†	7.00%		7/15/2032			3,624,000	3,735,641
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030			9,079,000	8,630,577
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(c)	9.50%		4/15/2030			3,702,000	3,479,503
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028			6,985,000	6,978,019
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031			6,405,000	6,882,262

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Standard Industries, Inc.†	3.375%	1/15/2031		$6,669,000	$5,838,840
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%	1/15/2031		2,882,000	3,047,332
Total					104,255,745

Chemicals 3.43%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		14,870,000	7,710,467
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(a)	7.25%	2/15/2031		3,556,000	3,770,324
Cerdia Finanz GmbH (Germany)†(a)	10.50%	2/15/2027		7,323,000	7,607,843
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		6,712,000	6,521,494
Herens Holdco SARL (Luxembourg)†(a)	4.75%	5/15/2028		1,898,000	1,660,101
Herens Midco SARL	5.25%	5/15/2029	EUR	8,274,000	7,020,301
INEOS Finance PLC (United Kingdom)†(a)	7.50%	4/15/2029		$5,583,000	5,785,272
Ingevity Corp.†	3.875%	11/1/2028		4,214,000	3,913,654
LSF11 A5 HoldCo LLC†	6.625%	10/15/2029		6,533,000	6,286,783
Methanex Corp. (Canada)(a)	5.25%	12/15/2029		4,500,000	4,425,651
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,721,000	5,556,521
NOVA Chemicals Corp. (Canada)†(a)	9.00%	2/15/2030		10,847,000	11,664,679
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		4,663,000	4,823,967
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		5,641,000	6,015,777
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		10,704,000	11,469,085
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	231,738
SK Invictus Intermediate II SARL (Luxembourg)†(a)	5.00%	10/30/2029		5,714,000	5,397,130
Synthomer PLC	7.375%	5/2/2029	EUR	1,053,000	1,231,745
Synthomer PLC†	7.375%	5/2/2029	EUR	2,298,000	2,688,081
Tronox, Inc.†	4.625%	3/15/2029		$4,413,000	4,025,951
Valvoline, Inc.†	3.625%	6/15/2031		6,479,000	5,789,243
Vibrantz Technologies, Inc.†	9.00%	2/15/2030		5,680,000	5,186,850
WR Grace Holdings LLC†	5.625%	8/15/2029		6,118,000	5,678,496
Total					124,461,153

Coal 0.84%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,845,746
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026		7,717,000	8,027,941
SunCoke Energy, Inc.†	4.875%	6/30/2029		15,488,000	14,089,870
Warrior Met Coal, Inc.†	7.875%	12/1/2028		4,283,000	4,430,571
Total					30,394,128

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services 2.87%
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		$3,537,000	$3,619,348
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(c)	6.00%	6/1/2029		4,951,000	4,410,974
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(a)	4.625%	6/1/2028		13,371,000	12,395,412
Alta Equipment Group, Inc.†	9.00%	6/1/2029		3,712,000	3,375,566
Amber Finco PLC†	6.625%	7/15/2029	EUR	2,173,000	2,492,404
APi Group DE, Inc.†	4.75%	10/15/2029		$4,179,000	4,000,152
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,716,000	3,568,407
Block, Inc.†	6.50%	5/15/2032		$6,460,000	6,707,179
Brink’s Co.†	6.75%	6/15/2032		7,528,000	7,836,829
Champions Financing, Inc.†	8.75%	2/15/2029		3,461,000	3,552,566
CoreCivic, Inc.	8.25%	4/15/2029		4,191,000	4,424,510
CPI CG, Inc.†	10.00%	7/15/2029		3,795,000	3,997,596
GEO Group, Inc.	10.25%	4/15/2031		4,322,000	4,570,265
Hertz Corp.†	Zero Coupon	1/15/2028		6,517,000	684,285
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(a)	9.50%	7/10/2036		6,767,917	6,278,868
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	8.25%	11/15/2028		5,941,000	6,140,172
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(a)	5.90%	11/24/2031		8,532,000	7,938,088
Sotheby’s†	7.375%	10/15/2027		8,430,000	8,092,351
TriNet Group, Inc.†	7.125%	8/15/2031		3,864,000	4,010,457
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		3,724,000	3,710,991
Williams Scotsman, Inc.†	6.625%	6/15/2029		2,359,000	2,437,781
Total					104,244,201

Computers 0.86%
Amentum Escrow Corp.†	7.25%	8/1/2032		2,353,000	2,462,246
McAfee Corp.†	7.375%	2/15/2030		10,274,000	9,864,300
NCR Atleos Corp.†	9.50%	4/1/2029		3,596,000	3,964,748
NCR Voyix Corp.†	5.125%	4/15/2029		4,032,000	3,957,093
Seagate HDD Cayman (Cayman Islands)(a)	8.25%	12/15/2029		3,319,000	3,601,062
Seagate HDD Cayman (Cayman Islands)(a)	8.50%	7/15/2031		3,487,000	3,794,920
Virtusa Corp.†	7.125%	12/15/2028		3,876,000	3,651,179
Total					31,295,548

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Distribution/Wholesale 0.62%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027	$4,109,000	$4,033,391
Gates Corp.†	6.875%		7/1/2029	3,067,000	3,149,792
Resideo Funding, Inc.†	4.00%		9/1/2029	8,156,000	7,564,241
Resideo Funding, Inc.†	6.50%		7/15/2032	4,055,000	4,133,314
Windsor Holdings III LLC†	8.50%		6/15/2030	3,453,000	3,703,056
Total					22,583,794

Diversified Financial Services 5.37%
AG Issuer LLC†	6.25%		3/1/2028	3,650,000	3,567,956
Aretec Group, Inc.†	10.00%		8/15/2030	5,753,000	6,217,658
Armor Holdco, Inc.†(c)	8.50%		11/15/2029	5,612,000	5,401,709
ASG Finance DAC (Ireland)†(a)	9.75%		5/15/2029	3,649,000	3,675,464
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	4,554,000	4,917,254
Coinbase Global, Inc.†	3.375%		10/1/2028	11,050,000	9,708,346
Coinbase Global, Inc.†	3.625%		10/1/2031	2,145,000	1,769,296
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	3,641,000	3,671,721
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	3,644,000	3,736,306
GGAM Finance Ltd. (Ireland)†(a)	6.875%		4/15/2029	3,428,000	3,546,078
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	5,310,000	5,539,312
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028	3,671,000	3,926,373
ILFC E-Capital Trust I†	7.159% (3 mo. USD Term SOFR + 1.81%)	#	12/21/2065	3,413,000	2,723,302
ILFC E-Capital Trust II†	7.409% (3 mo. USD Term SOFR + 2.06%)	#	12/21/2065	3,031,000	2,501,515
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	4,712,000	4,501,035
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	11,309,000	11,886,381
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	6,416,000	6,406,121
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	4,475,000	4,514,484
Nationstar Mortgage Holdings, Inc.†	7.125%		2/1/2032	12,210,000	12,659,438
Navient Corp.	4.875%		3/15/2028	3,415,000	3,253,337
Navient Corp.	5.50%		3/15/2029	2,615,000	2,485,730
Navient Corp.	9.375%		7/25/2030	6,094,000	6,619,510
Navient Corp.	11.50%		3/15/2031	8,395,000	9,431,329
OneMain Finance Corp.	7.125%		11/15/2031	4,666,000	4,715,887
OneMain Finance Corp.	7.50%		5/15/2031	11,293,000	11,665,138
OneMain Finance Corp.	9.00%		1/15/2029	8,255,000	8,781,875
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	10,275,000	9,916,883
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,759,000	3,822,035
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	4,261,000	4,525,958
PRA Group, Inc.†	5.00%		10/1/2029	4,287,000	3,870,455

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Diversified Financial Services (continued)
PRA Group, Inc.†	8.875%		1/31/2030			$5,295,000	$5,479,506
StoneX Group, Inc.†	7.875%		3/1/2031			6,088,000	6,406,725
Synchrony Financial	7.25%		2/2/2033			8,737,000	9,015,598
VFH Parent LLC/Valor Co.-Issuer, Inc.†	7.50%		6/15/2031			4,269,000	4,436,187
Total							195,295,902

Electric 2.45%
Calpine Corp.†	5.00%		2/1/2031			8,485,000	8,141,204
DPL, Inc.	4.35%		4/15/2029			5,430,000	5,081,449
Elwood Energy LLC	8.159%		7/5/2026			1,277,012	1,200,392
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			6,522,000	6,159,903
Lightning Power LLC†	7.25%		8/15/2032			7,311,000	7,560,102
NRG Energy, Inc.†	5.25%		6/15/2029			3,170,000	3,135,948
NRG Energy, Inc.†	7.00%		3/15/2033			3,116,000	3,430,464
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(f)		7,747,000	8,629,809
Sorik Marapi Geothermal Power PT (Indonesia)†(a)	7.75%		8/5/2031			4,482,000	4,476,397
Talen Energy Supply LLC†	8.625%		6/1/2030			7,479,000	8,105,269
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)		6,374,000	6,448,136
Vistra Operations Co. LLC†	4.375%		5/1/2029			3,961,000	3,794,742
Vistra Operations Co. LLC†	7.75%		10/15/2031			21,370,000	22,753,814
Total							88,917,629

Electrical Components & Equipment 0.15%
EnerSys†	6.625%		1/15/2032			5,339,000	5,612,170

Electronics 0.43%
Atkore, Inc.†	4.25%		6/1/2031			2,436,000	2,213,062
Coherent Corp.†	5.00%		12/15/2029			5,850,000	5,661,976
EquipmentShare.com, Inc.†	8.625%		5/15/2032			3,751,000	3,927,110
Imola Merger Corp.†	4.75%		5/15/2029			4,070,000	3,921,162
Total							15,723,310

Engineering & Construction 0.90%
Arcosa, Inc.†	4.375%		4/15/2029			4,377,000	4,153,979
Arcosa, Inc.†	6.875%		8/15/2032			1,835,000	1,914,014
Assemblin Caverion Group AB†	6.25%		7/1/2030		EUR	1,643,000	1,860,096
Brand Industrial Services, Inc.†	10.375%		8/1/2030			$3,838,000	4,186,575
Dycom Industries, Inc.†	4.50%		4/15/2029			3,904,000	3,756,629
Gatwick Airport Finance PLC	4.375%		4/7/2026		GBP	5,000,000	6,407,706

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$4,002,000	$3,661,675
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		7,035,000	6,855,524
Total					32,796,198

Entertainment 3.08%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	5,887,587
Boyne USA, Inc.†	4.75%	5/15/2029		$4,092,000	3,930,509
Caesars Entertainment, Inc.†	7.00%	2/15/2030		4,935,000	5,114,279
Churchill Downs, Inc.†	4.75%	1/15/2028		4,296,000	4,192,487
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,874,029
Cinemark USA, Inc.†(c)	5.25%	7/15/2028		4,232,000	4,160,892
Cinemark USA, Inc.†	7.00%	8/1/2032		6,034,000	6,267,130
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	8,075,752
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029		4,083,000	4,220,303
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	11,140,247	12,308,655
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$6,969,000	6,676,778
Loarre Investments SARL†	6.50%	5/15/2029	EUR	11,107,000	12,610,266
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$9,547,000	9,120,950
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		3,771,000	3,659,358
Penn Entertainment, Inc.†(c)	4.125%	7/1/2029		4,164,000	3,732,372
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,657,791
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		3,889,000	3,765,295
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,647,532
Total					111,901,965

Environmental Control 0.40%
Enviri Corp.†	5.75%	7/31/2027		3,698,000	3,612,181
GFL Environmental, Inc. (Canada)†(a)	6.75%	1/15/2031		6,939,000	7,257,000
Madison IAQ LLC†	5.875%	6/30/2029		3,782,000	3,607,401
Total					14,476,582

Food 1.61%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,455,000	11,580,208
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	2,993,000	3,827,539
Bellis Finco PLC	4.00%	2/16/2027	GBP	3,484,000	4,159,123
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		$1,428,000	1,498,135

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	2,359,000	$3,337,461
Iceland Bondco PLC	10.875%		12/15/2027	GBP	2,901,000	4,104,271
Ingles Markets, Inc.†	4.00%		6/15/2031		$3,523,000	3,175,389
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		4,019,000	3,743,536
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	4,813,000	5,929,804
Post Holdings, Inc.†	4.625%		4/15/2030		$4,130,000	3,927,895
Sigma Holdco BV (Netherlands)†(a)	7.875%		5/15/2026		2,151,000	2,124,188
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%		3/1/2029		3,882,000	3,653,645
Tonon Luxembourg SA (Luxembourg)†(a)(g)	6.50%		10/31/2024		1,863,197	38,997	(h)
U.S. Foods, Inc.†	4.625%		6/1/2030		4,186,000	4,009,404
United Natural Foods, Inc.†(c)	6.75%		10/15/2028		3,773,000	3,547,745
Total						58,657,340

Forest Products & Paper 0.36%
Ahlstrom Holding 3 OYJ (Finland)†(a)	4.875%		2/4/2028		5,404,000	5,096,425
Mercer International, Inc. (Canada)(a)	5.125%		2/1/2029		7,183,000	5,879,096
Mercer International, Inc. (Canada)†(a)	12.875%		10/1/2028		2,145,000	2,234,476
Total						13,209,997

Hand/Machine Tools 0.10%
IMA Industria Macchine Automatiche SpA†	7.435% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	1,665,000	1,860,542
IMA Industria Macchine Automatiche SpA	7.435% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	1,737,000	1,940,998
Total						3,801,540

Health Care-Products 0.45%
Bausch & Lomb Corp. (Canada)†(a)	8.375%		10/1/2028		$8,607,000	9,049,961
Medline Borrower LP†	3.875%		4/1/2029		7,805,000	7,378,638
Total						16,428,599

Health Care-Services 3.23%
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		6,566,000	5,607,334
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		14,947,000	13,412,758
CHS/Community Health Systems, Inc.†	6.125%		4/1/2030		18,996,000	15,059,362
CHS/Community Health Systems, Inc.†	6.875%		4/1/2028		3,513,000	2,775,706
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		6,270,000	5,402,016

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
Concentra Escrow Issuer Corp.†	6.875%	7/15/2032		$1,883,000	$1,972,145
DaVita, Inc.†	4.625%	6/1/2030		15,291,000	14,427,889
DaVita, Inc.†	6.875%	9/1/2032		4,665,000	4,775,552
Global Medical Response, Inc.†	6.50%	10/1/2025		4,943,000	4,828,767
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		6,611,000	7,088,956
LifePoint Health, Inc.†	5.375%	1/15/2029		9,858,000	9,211,793
LifePoint Health, Inc.†	9.875%	8/15/2030		4,702,000	5,162,471
LifePoint Health, Inc.†	10.00%	6/1/2032		8,055,000	8,752,346
LifePoint Health, Inc.†	11.00%	10/15/2030		4,989,000	5,628,819
Molina Healthcare, Inc.†	3.875%	11/15/2030		4,298,000	3,955,308
Tenet Healthcare Corp.	6.125%	6/15/2030		3,600,000	3,659,191
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		5,508,000	5,641,613
Total					117,362,026

Holding Companies-Diversified 0.43%
Benteler International AG (Austria)†(a)(c)	10.50%	5/15/2028		7,100,000	7,567,876
Stena International SA (Luxembourg)†(a)	7.25%	1/15/2031		4,163,000	4,289,784
Stena International SA (Luxembourg)†(a)	7.625%	2/15/2031		3,544,000	3,664,312
Total					15,521,972

Home Builders 1.43%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		4,085,000	3,848,199
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,506,002
Forestar Group, Inc.†	3.85%	5/15/2026		4,249,000	4,148,917
Landsea Homes Corp.†	8.875%	4/1/2029		6,317,000	6,563,540
LGI Homes, Inc.†	8.75%	12/15/2028		8,644,000	9,215,152
M/I Homes, Inc.	4.95%	2/1/2028		6,254,000	6,149,518
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	5,951,000	7,538,094
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,108,000	4,031,821
STL Holding Co. LLC†	8.75%	2/15/2029		5,782,000	6,135,280
Total					52,136,523

Housewares 0.31%
Newell Brands, Inc.	5.70%	4/1/2026		4,075,000	4,064,902
Newell Brands, Inc.	6.625%	9/15/2029		3,665,000	3,666,239
Newell Brands, Inc.	6.875%	4/1/2036		3,804,000	3,620,805
Total					11,351,946

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Insurance 1.20%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		$3,536,000	$3,604,998
Ardonagh Finco Ltd. (United Kingdom)†(a)	7.75%	2/15/2031		3,370,000	3,481,432
Ardonagh Group Finance Ltd. (United Kingdom)†(a)	8.875%	2/15/2032		6,809,000	7,058,271
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance†	7.125%	5/15/2031		3,562,000	3,730,024
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	7.25%	2/15/2031		4,329,000	4,458,515
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(a)	8.125%	2/15/2032		6,038,000	6,174,350
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,663,963
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%	3/15/2030		3,391,000	3,609,163
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	10.50%	12/15/2030		3,667,000	3,988,750
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,760,987
Total					43,530,453

Internet 1.11%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%	8/1/2029		4,855,000	4,873,206
Cablevision Lightpath LLC†	5.625%	9/15/2028		5,032,000	4,569,515
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,884,090
ION Trading Technologies SARL (Luxembourg)†(a)	5.75%	5/15/2028		5,785,000	5,471,774
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%	5/30/2029		3,362,000	3,572,441
Ocado Group PLC†	10.50%	8/8/2029	GBP	2,591,000	3,359,586
Rakuten Group, Inc. (Japan)†(a)	9.75%	4/15/2029		$6,927,000	7,471,635
Total					40,202,247

Iron-Steel 1.45%
Algoma Steel, Inc. (Canada)†(a)	9.125%	4/15/2029		5,244,000	5,312,382
ATI, Inc.	5.125%	10/1/2031		10,694,000	10,295,630
ATI, Inc.	7.25%	8/15/2030		4,771,000	5,083,520
Carpenter Technology Corp.	7.625%	3/15/2030		5,219,000	5,421,127
Cleveland-Cliffs, Inc.†	7.00%	3/15/2032		7,066,000	7,104,903
Commercial Metals Co.	4.125%	1/15/2030		3,953,000	3,722,721
Mineral Resources Ltd. (Australia)†(a)	8.00%	11/1/2027		5,126,000	5,212,353
Mineral Resources Ltd. (Australia)†(a)	8.50%	5/1/2030		2,679,000	2,788,209
U.S. Steel Corp.	6.65%	6/1/2037		7,559,000	7,875,699
Total					52,816,544

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time 1.60%
Carnival Corp.†	6.00%		5/1/2029		$13,679,000	$13,749,461
NCL Corp. Ltd.†	5.875%		2/15/2027		3,781,000	3,792,445
NCL Corp. Ltd.†	8.125%		1/15/2029		4,941,000	5,288,555
Royal Caribbean Cruises Ltd.†	4.25%		7/1/2026		3,736,000	3,677,339
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033		5,395,000	5,529,946
Royal Caribbean Cruises Ltd.†	6.25%		3/15/2032		3,839,000	3,967,004
Royal Caribbean Cruises Ltd.†	7.25%		1/15/2030		3,459,000	3,659,203
Sabre GLBL, Inc.†	8.625%		6/1/2027		2,664,000	2,562,815
Sabre GLBL, Inc.†	11.25%		12/15/2027		1,139,000	1,154,386
TUI Cruises GmbH†	6.25%		4/15/2029	EUR	1,174,000	1,332,535
Viking Cruises Ltd.†	9.125%		7/15/2031		$8,760,000	9,616,964
VOC Escrow Ltd.†	5.00%		2/15/2028		4,053,000	3,979,243
Total						58,309,896

Lodging 1.36%
Choice Hotels International, Inc.(c)	3.70%		12/1/2029		6,008,000	5,596,128
Full House Resorts, Inc.†	8.25%		2/15/2028		4,113,000	4,083,864
Genting New York LLC/GENNY Capital, Inc.†	3.30%		2/15/2026		13,864,000	13,431,410
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%		1/15/2032		3,569,000	3,614,655
MGM China Holdings Ltd. (Macau)†(a)	7.125%		6/26/2031		3,609,000	3,697,547
ONE Hotels GmbH†	7.75%		4/2/2031	EUR	2,820,000	3,277,921
Sani/Ikos Financial Holdings 1 SARL†	7.25%		7/31/2030	EUR	1,618,000	1,807,406
Sani/Ikos Financial Holdings 1 SARL	7.25%		7/31/2030	EUR	1,722,000	1,923,581
Station Casinos LLC†	4.625%		12/1/2031		$4,010,000	3,725,098
Studio City Finance Ltd. (Hong Kong)(a)(c)	5.00%		1/15/2029		4,529,000	4,049,443
Wyndham Hotels & Resorts, Inc.†	4.375%		8/15/2028		4,408,000	4,222,575
Total						49,429,628

Machinery: Construction & Mining 0.34%
BWX Technologies, Inc.†	4.125%		4/15/2029		4,179,000	4,017,078
Terex Corp.†	5.00%		5/15/2029		4,313,000	4,191,177
Vertiv Group Corp.†	4.125%		11/15/2028		4,258,000	4,090,171
Total						12,298,426

Machinery-Diversified 1.12%
ATS Corp. (Canada)†(a)	4.125%		12/15/2028		3,972,000	3,720,775
Esab Corp.†	6.25%		4/15/2029		3,490,000	3,589,615
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		6,525,000	5,243,737
Mangrove Luxco III SARL†	8.674% (3 mo. EURIBOR + 5.00%)	#	7/15/2029	EUR	3,099,000	3,436,553

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery-Diversified (continued)
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		$3,321,000	$3,463,355
Mueller Water Products, Inc.†	4.00%		6/15/2029		4,445,000	4,217,316
Nova Alexandre III SAS	8.914% (3 mo. EURIBOR + 5.25%)	#	7/15/2029	EUR	3,355,000	3,759,809
SPX FLOW, Inc.†	8.75%		4/1/2030		$3,470,000	3,626,303
TK Elevator Midco GmbH	4.375%		7/15/2027	EUR	3,757,000	4,097,333
TK Elevator U.S. Newco, Inc.†	5.25%		7/15/2027		$5,672,000	5,588,111
Total						40,742,907

Media 5.26%
AMC Networks, Inc.(c)	4.25%		2/15/2029		7,642,000	5,427,254
Belo Corp.	7.25%		9/15/2027		6,082,000	6,206,109
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%		8/15/2030		27,084,000	24,179,154
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		17,615,000	16,072,698
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		13,497,000	13,016,254
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		4,105,000	4,058,082
CSC Holdings LLC†	6.50%		2/1/2029		7,271,000	5,495,284
CSC Holdings LLC†	11.25%		5/15/2028		11,015,000	9,799,583
CSC Holdings LLC†	11.75%		1/31/2029		7,786,000	6,879,959
DISH Network Corp.†	11.75%		11/15/2027		10,311,000	10,492,835
Gray Television, Inc.†	5.375%		11/15/2031		5,653,000	3,242,855
Gray Television, Inc.†(c)	7.00%		5/15/2027		8,868,000	8,561,397
Gray Television, Inc.†	10.50%		7/15/2029		3,412,000	3,505,107
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		7,597,000	7,453,482
McGraw-Hill Education, Inc.†	7.375%		9/1/2031		2,160,000	2,232,373
Nexstar Media, Inc.†	4.75%		11/1/2028		4,073,000	3,809,951
Sunrise FinCo I BV (Netherlands)†(a)	4.875%		7/15/2031		7,429,000	6,920,485
TEGNA, Inc.	5.00%		9/15/2029		4,788,000	4,450,792
Univision Communications, Inc.†	7.375%		6/30/2030		10,807,000	10,380,448
Univision Communications, Inc.†	8.50%		7/31/2031		3,728,000	3,723,205
Virgin Media Finance PLC (United Kingdom)†(a)	5.00%		7/15/2030		12,178,000	10,567,306
Virgin Media Secured Finance PLC (United Kingdom)†(a)	5.50%		5/15/2029		13,800,000	13,091,632
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		12,577,000	11,403,963
Total						190,970,208

Metal Fabricate-Hardware 0.43%
Park-Ohio Industries, Inc.	6.625%		4/15/2027		7,536,000	7,293,860
Roller Bearing Co. of America, Inc.†	4.375%		10/15/2029		4,410,000	4,200,014
Vallourec SACA (France)†(a)	7.50%		4/15/2032		4,033,000	4,251,859
Total						15,745,733

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining 2.58%
Alcoa Nederland Holding BV (Netherlands)†(a)	7.125%	3/15/2031		$3,587,000	$3,774,966
Arsenal AIC Parent LLC†	8.00%	10/1/2030		8,334,000	8,970,676
Coeur Mining, Inc.†	5.125%	2/15/2029		9,138,000	8,699,326
Compass Minerals International, Inc.†(c)	6.75%	12/1/2027		3,725,000	3,633,590
Constellium SE (France)†(a)	5.625%	6/15/2028		5,725,000	5,685,572
Eldorado Gold Corp. (Canada)†(a)	6.25%	9/1/2029		7,142,000	7,058,568
ERO Copper Corp. (Canada)†(a)	6.50%	2/15/2030		3,720,000	3,643,104
First Quantum Minerals Ltd. (Canada)†(a)	8.625%	6/1/2031		7,370,000	7,376,322
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	4.375%	4/1/2031		4,232,000	3,886,484
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	5.875%	4/15/2030		4,227,000	4,224,270
FMG Resources August 2006 Pty. Ltd. (Australia)†(a)	6.125%	4/15/2032		10,155,000	10,152,909
Hecla Mining Co.	7.25%	2/15/2028		9,437,000	9,606,838
Hudbay Minerals, Inc. (Canada)†(a)	6.125%	4/1/2029		4,376,000	4,420,863
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044		51,005	–	(e)
Novelis Corp.†	3.875%	8/15/2031		6,008,000	5,392,995
Taseko Mines Ltd. (Canada)†(a)	8.25%	5/1/2030		6,906,000	7,184,636
Total					93,711,119

Miscellaneous Manufacturing 0.58%
Amsted Industries, Inc.†	4.625%	5/15/2030		4,005,000	3,784,708
CTEC II GmbH	5.25%	2/15/2030	EUR	5,958,000	6,159,531
FXI Holdings, Inc.†	12.25%	11/15/2026		$2,242,000	2,238,211
FXI Holdings, Inc.†	12.25%	11/15/2026		2,843,000	2,817,764
LSB Industries, Inc.†	6.25%	10/15/2028		6,075,000	5,958,489
Total					20,958,703

Office/Business Equipment 0.19%
Pitney Bowes, Inc.†	7.25%	3/15/2029		1,318,000	1,283,895
Xerox Holdings Corp.†	8.875%	11/30/2029		2,673,000	2,510,486
Zebra Technologies Corp.†	6.50%	6/1/2032		2,998,000	3,100,388
Total					6,894,769

Oil & Gas 10.30%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		6,571,000	6,574,395
Baytex Energy Corp. (Canada)†(a)	7.375%	3/15/2032		5,512,000	5,713,133
Baytex Energy Corp. (Canada)†(a)	8.50%	4/30/2030		4,618,000	4,925,296
Berry Petroleum Co. LLC†	7.00%	2/15/2026		7,267,000	7,201,584

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	$5,022,281	$5,274,953
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	5,789,971	6,197,397
California Resources Corp.†	8.25%	6/15/2029	7,912,000	8,167,376
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,982,000	7,262,998
Civitas Resources, Inc.†	8.625%	11/1/2030	5,790,000	6,298,090
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,755,435
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,959,688
CNX Resources Corp.†	7.375%	1/15/2031	6,649,000	6,952,906
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	9,015,407
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,546,391
Crescent Energy Finance LLC†	7.375%	1/15/2033	4,884,000	5,013,504
Crescent Energy Finance LLC†	7.625%	4/1/2032	5,680,000	5,861,868
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	7,148,000	7,546,784
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	8,744,000	9,042,415
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,660,000	3,890,763
Global Marine, Inc.	7.00%	6/1/2028	3,828,000	3,621,830
Gulfport Energy Corp.†	8.00%	5/17/2026	10,539,004	10,712,813
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	10,519,000	10,425,081
Kosmos Energy Ltd.†(c)	7.50%	3/1/2028	4,129,000	4,026,735
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	3,944,000	4,068,295
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	4,097,193
Matador Resources Co.†	6.875%	4/15/2028	2,623,000	2,692,803
MC Brazil Downstream Trading SARL (Luxembourg)†(a)	7.25%	6/30/2031	8,135,798	7,331,449
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	10,393,000	10,326,301
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	3,641,000	3,674,606
Nabors Industries Ltd.†	7.50%	1/15/2028	4,106,000	4,049,429
Nabors Industries, Inc.†	8.875%	8/15/2031	3,653,000	3,663,185
Noble Finance II LLC†	8.00%	4/15/2030	8,635,000	8,960,564
Pan American Energy LLC (Argentina)†(a)	8.50%	4/30/2032	3,758,000	3,957,775
Parkland Corp. (Canada)†(a)	6.625%	8/15/2032	7,267,000	7,348,422
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	3,900,000	3,864,727
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,612,000	4,799,630
Permian Resources Operating LLC†	6.25%	2/1/2033	2,697,000	2,767,200
Permian Resources Operating LLC†	9.875%	7/15/2031	7,842,000	8,806,880
Petroleos Mexicanos (Mexico)(a)(c)	10.00%	2/7/2033	5,296,000	5,443,864
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	7,038,000	7,153,064
Range Resources Corp.†	4.75%	2/15/2030	4,117,000	3,954,148
Saturn Oil & Gas, Inc. (Canada)†(a)	9.625%	6/15/2029	8,674,000	9,026,069

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas (continued)
Seadrill Finance Ltd.†	8.375%	8/1/2030		$4,284,000	$4,525,656
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)(c)	9.625%	4/15/2029		8,429,000	7,945,124
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028		3,367,000	3,549,299
SM Energy Co.†	6.75%	8/1/2029		4,376,000	4,447,880
SM Energy Co.†	7.00%	8/1/2032		4,814,000	4,935,173
Southwestern Energy Co.	5.375%	2/1/2029		8,282,000	8,181,741
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028		4,066,000	4,244,806
Talos Production, Inc.†	9.00%	2/1/2029		3,818,000	4,059,282
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029		10,097,000	9,808,009
Transocean Aquila Ltd.†	8.00%	9/30/2028		4,056,000	4,182,758
Transocean, Inc.	6.80%	3/15/2038		11,291,000	9,581,860
Transocean, Inc.(c)	7.50%	4/15/2031		10,110,000	9,694,150
Transocean, Inc.†	8.25%	5/15/2029		3,730,000	3,782,389
Valaris Ltd.†	8.375%	4/30/2030		7,489,000	7,819,257
Vermilion Energy, Inc. (Canada)†(a)(c)	6.875%	5/1/2030		5,899,000	5,950,899
Vital Energy, Inc.†	7.75%	7/31/2029		8,055,000	8,158,346
Vital Energy, Inc.†	7.875%	4/15/2032		6,073,000	6,222,120
Vital Energy, Inc.	9.75%	10/15/2030		2,344,000	2,574,366
YPF SA (Argentina)†(a)	9.50%	1/17/2031		4,248,000	4,464,644
Total					374,100,205

Oil & Gas Services 1.23%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032		7,684,000	7,784,643
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029		8,146,000	8,784,027
Kodiak Gas Services LLC†	7.25%	2/15/2029		3,853,000	3,993,735
Nine Energy Service, Inc.	13.00%	2/1/2028		4,207,000	3,232,084
Oceaneering International, Inc.	6.00%	2/1/2028		8,903,000	9,026,102
Star Holding LLC†	8.75%	8/1/2031		4,596,000	4,508,216
Tidewater, Inc.†	10.375%	7/3/2028		3,800,000	4,104,000
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029		3,087,000	3,173,476
Total					44,606,283

Packaging & Containers 1.24%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026		853,000	736,771
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.875%	11/15/2029		5,436,000	4,977,596
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		5,077,000	5,069,722
Fiber Bidco SpA	6.125%	6/15/2031	EUR	1,036,000	1,142,331

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Packaging & Containers (continued)
Fiber Bidco SpA†	6.125%		6/15/2031	EUR	2,498,000	$2,754,386
Iris Holding, Inc.†	10.00%		12/15/2028		$3,387,000	2,896,365
LABL, Inc.†	9.50%		11/1/2028		4,377,000	4,478,826
LABL, Inc.†	10.50%		7/15/2027		2,966,000	2,932,506
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027		7,539,000	7,665,323
Sealed Air Corp.†	6.50%		7/15/2032		5,203,000	5,327,783
Sealed Air Corp.†	6.875%		7/15/2033		3,005,000	3,219,070
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		3,343,000	3,671,450
Total						44,872,129

Pharmaceuticals 1.64%
180 Medical, Inc.†	3.875%		10/15/2029		4,080,000	3,844,161
AdaptHealth LLC†	5.125%		3/1/2030		5,634,000	5,155,581
BellRing Brands, Inc.†	7.00%		3/15/2030		6,975,000	7,250,310
Curaleaf Holdings, Inc.	8.00%		12/15/2026		7,734,000	7,269,960
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031		4,429,000	4,151,783
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	7.875%		5/15/2034		10,247,000	10,809,858
Owens & Minor, Inc.†(c)	6.625%		4/1/2030		5,794,000	5,612,373
Perrigo Finance Unlimited Co. (Ireland)(a)	4.90%		6/15/2030		4,095,000	3,961,190
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)(c)	3.15%		10/1/2026		4,122,000	3,950,444
Trulieve Cannabis Corp.	8.00%		10/6/2026		7,748,000	7,575,142
Total						59,580,802

Pipelines 4.21%
AI Candelaria Spain SA (Spain)†(a)	7.50%		12/15/2028		3,853,258	3,806,696
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		5,460,000	5,398,050
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029		4,799,000	4,994,732
Buckeye Partners LP	4.125%		12/1/2027		7,654,000	7,347,816
Buckeye Partners LP†	6.875%		7/1/2029		4,208,000	4,307,288
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	8,469,270
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		4,891,000	4,797,977
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		6,708,000	6,764,944
DT Midstream, Inc.†	4.125%		6/15/2029		5,660,000	5,381,753
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054		3,257,000	3,467,331
EnLink Midstream LLC†	6.50%		9/1/2030		3,951,000	4,226,507
EQM Midstream Partners LP†	4.75%		1/15/2031		4,000,000	3,845,985

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	6.375%		4/1/2029	$3,664,000	$3,769,714
EQM Midstream Partners LP†	7.50%		6/1/2030	8,082,000	8,825,875
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,397,000	4,572,427
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030	5,706,000	6,060,919
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032	7,185,000	7,475,569
Harvest Midstream I LP†	7.50%		5/15/2032	5,859,000	6,163,404
Hess Midstream Operations LP†	5.125%		6/15/2028	3,624,000	3,584,852
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	5,943,000	6,121,599
Northriver Midstream Finance LP (Canada)†(a)	6.75%		7/15/2032	4,692,000	4,847,484
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(a)	7.625% (5 yr. CMT + 3.95%)	#	3/1/2055	3,634,000	3,712,585
Transportadora de Gas del Sur SA (Argentina)†(a)(c)	8.50%		7/24/2031	2,285,000	2,327,890
Venture Global LNG, Inc.†	8.125%		6/1/2028	8,011,000	8,395,464
Venture Global LNG, Inc.†	8.375%		6/1/2031	8,211,000	8,723,514
Venture Global LNG, Inc.†	9.50%		2/1/2029	13,967,000	15,748,686
Total					153,138,331

Real Estate 0.46%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	6,464,000	7,005,728
Hunt Cos., Inc.†	5.25%		4/15/2029	5,845,000	5,529,151
Newmark Group, Inc.	7.50%		1/12/2029	2,162,000	2,301,675
Shimao Group Holdings Ltd. (Hong Kong)(a)(g)	3.45%		1/11/2031	1,074,000	61,755
Shimao Group Holdings Ltd. (Hong Kong)(a)(g)	5.20%		1/16/2027	23,117,000	1,347,259
Sunac China Holdings Ltd. (China)†(a)	6.00%		9/30/2026	446,605	53,927
Sunac China Holdings Ltd. (China)†(a)	6.25%		9/30/2027	447,147	48,931
Sunac China Holdings Ltd. (China)†(a)	6.50%		9/30/2027	895,378	89,538
Sunac China Holdings Ltd. (China)†(a)	6.75%		9/30/2028	1,344,692	127,531
Sunac China Holdings Ltd. (China)†(a)	7.00%		9/30/2029	1,346,319	116,659
Sunac China Holdings Ltd. (China)†(a)	7.25%		9/30/2030	633,182	52,136
Total					16,734,290

REITS 1.17%
Brandywine Operating Partnership LP	8.875%		4/12/2029	5,200,000	5,655,764
Iron Mountain, Inc.†	5.625%		7/15/2032	13,753,000	13,559,829
Iron Mountain, Inc.†	7.00%		2/15/2029	2,533,000	2,632,679
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031	3,866,000	4,022,362

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029		$3,839,000	$3,665,441
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		5,022,000	5,152,301
Piedmont Operating Partnership LP	6.875%	7/15/2029		3,702,000	3,848,337
Vornado Realty LP	3.40%	6/1/2031		4,514,000	3,836,264
Total					42,372,977

Retail 4.37%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	6.125%	6/15/2029		4,397,000	4,493,844
Advance Auto Parts, Inc.(c)	3.50%	3/15/2032		5,841,000	5,062,593
Arko Corp.†(c)	5.125%	11/15/2029		6,628,000	5,893,153
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		4,041,000	3,809,057
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,021,000	3,755,575
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		4,047,000	3,723,732
Carvana Co.†	12.00%	12/1/2028		8,267,653	8,587,972
Carvana Co.†	13.00%	6/1/2030		8,182,335	8,742,244
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	597,000	796,658
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,105,231
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,638,646
Dutch Lion BV†(g)	11.25%	6/15/2020	EUR	9,152,880	0	(e)(i)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	4,077,386
Gap, Inc.†	3.875%	10/1/2031		4,213,000	3,643,324
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.375%	1/15/2029		5,360,000	5,288,478
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.75%	1/15/2032		2,716,000	2,602,708
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	5,035,279
Group 1 Automotive, Inc.†	6.375%	1/15/2030		3,763,000	3,837,556
GYP Holdings III Corp.†	4.625%	5/1/2029		4,499,000	4,203,785
LBM Acquisition LLC†	6.25%	1/15/2029		4,421,000	4,000,776
LCM Investments Holdings II LLC†	4.875%	5/1/2029		4,003,000	3,816,430
LCM Investments Holdings II LLC†	8.25%	8/1/2031		3,658,000	3,898,832
Macy’s Retail Holdings LLC†(c)	5.875%	4/1/2029		8,560,000	8,400,151
Nordstrom, Inc.	4.375%	4/1/2030		5,843,000	5,387,373
Park River Holdings, Inc.†	5.625%	2/1/2029		2,615,000	2,168,411
Park River Holdings, Inc.†	6.75%	8/1/2029		2,676,000	2,264,541
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		10,633,000	10,182,658

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		$4,845,000	$4,779,130
Punch Finance PLC†	6.125%		6/30/2026	GBP	3,251,000	4,239,062
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$3,366,000	3,637,229
Sonic Automotive, Inc.†	4.875%		11/15/2031		4,040,000	3,702,575
Staples, Inc.†	10.75%		9/1/2029		9,349,000	8,817,555
Staples, Inc.†	12.75%		1/15/2030		4,012,733	3,105,112
Victoria’s Secret & Co.†(c)	4.625%		7/15/2029		4,743,000	4,137,777
Walgreens Boots Alliance, Inc.(c)	3.20%		4/15/2030		5,662,000	4,562,762
Walgreens Boots Alliance, Inc.	8.125%		8/15/2029		1,509,000	1,512,953
Total						158,910,548

Savings & Loans 0.08%
New York Community Bancorp, Inc.	8.269% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		3,087,000	2,731,096
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%		6/15/2011		10,000,000	0	(e)(i)
Total						2,731,096

Semiconductors 0.32%
Entegris, Inc.†(c)	3.625%		5/1/2029		4,512,000	4,157,615
ON Semiconductor Corp.†	3.875%		9/1/2028		3,792,000	3,606,138
Synaptics, Inc.†	4.00%		6/15/2029		4,147,000	3,885,014
Total						11,648,767

Software 2.16%
Capstone Borrower, Inc.†	8.00%		6/15/2030		3,503,000	3,692,285
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		3,637,000	3,758,061
Cloud Software Group, Inc.†	6.50%		3/31/2029		12,063,000	11,899,412
Cloud Software Group, Inc.†	8.25%		6/30/2032		6,142,000	6,434,715
Cloud Software Group, Inc.†	9.00%		9/30/2029		17,576,000	17,704,516
Elastic NV†	4.125%		7/15/2029		6,382,000	5,951,079
Fair Isaac Corp.†	4.00%		6/15/2028		3,692,000	3,529,096
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		2,824,000	2,942,690
IPD 3 BV†	7.086% (3 mo. EURIBOR + 3.38%)	#	6/15/2031	EUR	1,987,000	2,197,316
IPD 3 BV	7.086% (3 mo. EURIBOR + 3.38%)	#	6/15/2031	EUR	736,000	813,903
RingCentral, Inc.†	8.50%		8/15/2030		$4,080,000	4,362,671
ROBLOX Corp.†	3.875%		5/1/2030		4,991,000	4,601,615

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Rocket Software, Inc.†	6.50%	2/15/2029		$5,175,000	$4,729,037
Twilio, Inc.	3.625%	3/15/2029		6,492,000	6,002,827
Total					78,619,223

Telecommunications 3.28%
Altice France SA	2.125%	2/15/2025	EUR	1,980,000	2,079,257
Altice France SA	2.50%	1/15/2025	EUR	1,648,000	1,730,116
Altice France SA (France)†(a)	5.125%	7/15/2029		$17,979,000	12,565,926
Altice France SA (France)†(a)	8.125%	2/1/2027		9,168,000	7,384,052
CommScope LLC†	4.75%	9/1/2029		6,859,000	5,538,643
Frontier Communications Holdings LLC†	5.875%	10/15/2027		7,228,000	7,208,127
Frontier Communications Holdings LLC†(c)	6.00%	1/15/2030		24,916,000	23,007,838
Frontier Communications Holdings LLC†	8.75%	5/15/2030		4,225,000	4,454,675
Hughes Satellite Systems Corp.	5.25%	8/1/2026		3,757,000	3,144,812
Hughes Satellite Systems Corp.	6.625%	8/1/2026		7,626,000	4,120,201
Iliad Holding SASU (France)†(a)	7.00%	10/15/2028		4,284,000	4,351,666
Iliad Holding SASU (France)†(a)	8.50%	4/15/2031		3,644,000	3,865,435
Level 3 Financing, Inc.†	4.50%	4/1/2030		6,642,565	4,902,422
Level 3 Financing, Inc.†(c)	4.875%	6/15/2029		1,359,356	1,063,764
Lumen Technologies, Inc.†	4.00%	2/15/2027		4,898,000	3,823,673
Lumen Technologies, Inc.†	4.125%	4/15/2029		3,164,556	2,484,177
Lumen Technologies, Inc.†	4.125%	4/15/2030		3,121,417	2,344,732
PLT VII Finance SARL†	6.00%	6/15/2031	EUR	5,618,000	6,328,719
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%	2/11/2025		$7,915,000	7,074,682
Viasat, Inc.†(c)	7.50%	5/30/2031		8,112,000	6,214,797
Vmed O2 U.K. Financing I PLC (United Kingdom)†(a)	4.75%	7/15/2031		2,567,000	2,255,178
Zegona Finance PLC (United Kingdom)†(a)	8.625%	7/15/2029		2,992,000	3,113,737
Total					119,056,629

Transportation 1.04%
Carriage Purchaser, Inc.†(c)	7.875%	10/15/2029		7,605,000	6,999,011
GN Bondco LLC†(c)	9.50%	10/15/2031		5,722,000	5,829,330
Rand Parent LLC†(c)	8.50%	2/15/2030		10,773,000	10,783,084
Seaspan Corp. (Hong Kong)†(a)	5.50%	8/1/2029		7,915,000	7,545,263
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032		3,041,000	3,151,440
XPO, Inc.†	7.125%	2/1/2032		3,435,000	3,596,060
Total					37,904,188

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.57%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	$3,751,000	$3,730,194
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031	8,812,000	9,242,713
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030	7,148,000	7,677,767
Total					20,650,674
Total Corporate Bonds (cost $3,143,401,755)					3,208,362,233

FLOATING RATE LOANS(j) 6.78%

Aerospace/Defense 0.24%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025	9,240,180	8,778,171

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	3,898,952	3,824,892

Building & Construction 0.12%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.096% (3 mo. USD Term SOFR + 6.50%)		5/14/2029	4,759,905	4,188,716

Chemicals 0.24%
Lonza Group AG USD Term Loan B (Luxembourg)(a)	9.36% (3 mo. USD Term SOFR + 3.93%)		7/3/2028	3,862,219	3,721,808
Plaskolite LLC 2021 Term Loan	9.361% (1 mo. USD Term SOFR + 4.00%)		12/15/2025	5,084,722	4,984,299
Total					8,706,107

Commercial Services 0.16%
Albion Financing 3 SARL 2024 USD Term Loan B (Luxembourg)(a)	9.826% (3 mo. USD Term SOFR + 4.25%)		8/17/2029	888,000	895,397
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(a)	–	(k)	7/18/2031	4,943,000	4,933,732
Total					5,829,129

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%)		8/11/2025	4,533,000	3,280,759

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Containers & Packaging 0.11%
Iris Holding, Inc. Term Loan	10.102% (3 mo. USD Term SOFR + 4.75%)	6/28/2028	$4,305,180	$4,073,239

Diversified Capital Goods 0.31%
Grinding Media, Inc. 2021 Term Loan B	9.569%(3 mo. USD Term SOFR + 4.00%)	10/12/2028	5,935,368	5,935,367
Tank Holding Corp. 2022 Term Loan	11.097% (1 mo. USD Term SOFR + 5.75%)	3/31/2028	5,250,644	5,190,918
Total				11,126,285

Diversified Financial Services 0.24%
Advisor Group, Inc. 2024 Term Loan	9.247% (1 mo. USD Term SOFR + 4.00%)	8/17/2028	4,004,167	3,976,178
Aretec Group, Inc. 2024 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)	8/9/2030	4,725,000	4,638,107
Total				8,614,285

Electric: Generation 0.07%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.096% (3 mo. USD Term SOFR + 1.50%)	7/28/2028	1,196,824	976,908
Frontera Generation Holdings LLC 2021 Term Loan	18.596% (3 mo. USD Term SOFR + 13.00%)	7/28/2026	1,233,060	1,616,850
Total				2,593,758

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.611% (1 mo. USD Term SOFR + 4.25%)	4/14/2029	6,218,558	6,277,634

Engineering & Construction 0.06%
Service Logic Acquisition, Inc. Term Loan	9.361% - 9.51% (1 mo. USD Term SOFR + 4.00%) (3 mo. USD Term SOFR + 4.00%)	10/29/2027	2,242,169	2,247,774

Environmental Control 0.10%
Heritage-Crystal Clean, Inc. Term Loan B	9.842% (1 mo. USD Term SOFR + 4.50%)	10/17/2030	3,677,520	3,700,523

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Financial 0.10%
Asurion LLC 2021 Second Lien Term Loan B4	10.611% (1 mo. USD Term SOFR + 5.25%)		1/20/2029	$4,090,000	$3,793,475

Food 0.11%
Chobani LLC 2023 Incremental Term Loan	9.087% (1 mo. USD Term SOFR + 3.75%)		10/25/2027	3,817,815	3,838,336

Health Care Products 0.04%
Resonetics LLC 2024 Term Loan	9.092% (1 mo. USD Term SOFR + 3.75%)		6/18/2031	1,479,000	1,484,916

Health Care Services 0.57%
ADMI Corp. 2021 Term Loan B2	8.736% (1 mo. USD Term SOFR + 3.38%)		12/23/2027	4,128,661	4,033,082
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	–	(k)	3/30/2029	6,046,845	5,918,349
National Mentor Holdings, Inc. 2021 Term Loan	9.097% - 9.18% (1 mo. USD Term SOFR + 3.75%) (3 mo. USD Term SOFR + 3.75%)		3/2/2028	4,454,764	4,307,200
National Mentor Holdings, Inc. 2021 Term Loan C	9.185% (3 mo. USD Term SOFR + 3.75%)		3/2/2028	128,400	124,147
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%)		9/27/2030	3,833,392	3,817,925
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(g)	–	(k)	10/1/2025	3,959,585	2,563,475
Total					20,764,178

Healthcare 0.31%
CCRR Parent, Inc. Term Loan B	9.611% (1 mo. USD Term SOFR + 4.25%)		3/6/2028	4,156,551	3,699,331
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	9.502% (3 mo. USD Term SOFR + 4.25%)		3/30/2029	4,007,553	3,872,298
Gainwell Acquisition Corp. Term Loan B	9.435% (3 mo. USD Term SOFR + 4.00%)		10/1/2027	1,168,000	1,065,800
Physician Partners LLC Term Loan	–	(k)	12/26/2028	4,057,247	2,754,871
Total					11,392,300

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 0.05%
OneDigital Borrower LLC 2024 Term Loan	8.497% (1 mo. USD Term SOFR + 3.25%)	7/2/2031	$1,839,000	$1,834,403

Integrated Energy 0.22%
CPV Fairview LLC Term Loan B	8.747% (1 mo. USD Term SOFR + 3.50%)	8/14/2031	3,649,000	3,679,415
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.596% (3 mo. USD Term SOFR + 5.00%)	8/30/2028	4,599,973	4,392,974
Total				8,072,389

Investment Management Companies 0.10%
NEXUS Buyer LLC 2024 Term Loan B	9.247% (1 mo. USD Term SOFR + 4.00%)	7/31/2031	3,810,426	3,784,629

Leisure Time 0.32%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(a)	8.392% (1 mo. USD Term SOFR + 3.00%)	7/22/2030	11,529,070	11,514,659

Machinery: Diversified 0.28%
Arcline FM Holdings LLC 2024 Term Loan	9.567% (6 mo. USD Term SOFR + 4.50%)	6/23/2028	4,798,168	4,823,887
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.347% (1 mo. USD Term SOFR + 4.00%)	3/25/2031	1,672,172	1,666,595
CPM Holdings, Inc. 2023 Term Loan	9.842% (1 mo. USD Term SOFR + 4.50%)	9/28/2028	3,876,520	3,744,466
Total				10,234,948

Media 0.09%
Sinclair Television Group, Inc. 2021 Term Loan B3	8.514% (3 mo. USD Term SOFR + 3.00%)	4/1/2028	4,342,675	3,117,216
Sinclair Television Group, Inc. 2022 Term Loan B4	9.102% (1 mo. USD Term SOFR + 3.75%)	4/21/2029	234,742	162,705
Total				3,279,921

Miscellaneous Manufacture 0.16%
Touchdown Acquirer, Inc. 2024 Term Loan B	8.56% (1 mo. USD Term SOFR + 3.25%)	2/21/2031	5,799,974	5,809,051

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.37%
Parkway Generation LLC Term Loan B	10.264% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	$6,735,741	$6,786,259
Parkway Generation LLC Term Loan C	10.264% (3 mo. USD Term SOFR + 4.75%)		2/18/2029	918,123	925,009
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	10.085% (3 mo. USD Term SOFR + 4.75%)		6/27/2029	5,575,000	5,552,700
Total					13,263,968

Oil & Gas Services 0.06%
BANGL LLC Term Loan B	9.825% (3 mo. USD Term SOFR + 4.50%)		2/1/2029	2,305,205	2,328,257

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	616,310	77,347	(e)

Pipelines 0.26%
EPIC Y-Grade Services LP 2024 Term Loan B	11.068% (3 mo. USD Term SOFR + 5.75%)		6/29/2029	6,512,000	6,525,577
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.603% (3 mo. USD Term SOFR + 4.50%)		5/10/2029	3,069,000	3,078,591
Total					9,604,168

Retail 0.18%
BCPE Grill Parent 2023 Term Loan B	10.002% (3 mo. USD Term SOFR + 4.75%)		9/30/2030	2,563,423	2,463,693
Park River Holdings, Inc. Term Loan	8.843% (3 mo. USD Term SOFR + 3.25%)		12/28/2027	4,007,277	3,916,112
Total					6,379,805

Service 0.18%
Red Planet Borrower LLC Term Loan B	8.847% (1 mo. USD Term SOFR + 3.50%)		10/2/2028	6,630,733	6,398,657

Software 0.63%
Applied Systems, Inc. 2024 2nd Lien Term Loan	10.585% (3 mo. USD Term SOFR + 5.25%)		2/23/2032	1,397,282	1,451,427

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	10.866% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	$5,764,000	$5,696,734
Mitchell International, Inc. 2024 2nd Lien Term Loan	10.497% (1 mo. USD Term SOFR + 5.25%)		6/17/2032	4,123,000	4,077,482
Modena Buyer LLC Term Loan	9.832% (3 mo. USD Term SOFR + 4.50%)		7/1/2031	5,394,000	5,190,592
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	10.533% (3 mo. USD Term SOFR + 5.25%)		7/16/2032	1,248,000	1,261,266
Project Boost Purchaser LLC 2024 Term Loan	8.786% (3 mo. USD Term SOFR + 3.50%)		7/16/2031	1,049,986	1,054,122
Rocket Software, Inc. 2023 USD Term Loan B	9.997% (1 mo. USD Term SOFR + 4.75%)		11/28/2028	4,222,364	4,228,086
Total					22,959,709

Telecommunications 0.40%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.596% (1 mo. USD Term SOFR + 5.25%)		11/29/2030	1,498,000	1,513,355
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.742% (1 mo. USD Term SOFR + 2.35%)		4/15/2029	8,972,276	7,276,874
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.742% (1 mo. USD Term SOFR + 2.35%)		4/15/2030	7,215,921	5,704,474
Total					14,494,703

Utilities 0.33%
Hamilton Projects Acquiror LLC 2024 Term Loan B	8.997% (1 mo. USD Term SOFR + 3.75%)		5/22/2031	3,279,089	3,310,404
Lightstone Holdco LLC 2022 Extended Term Loan B	11.002% (3 mo. USD Term SOFR + 5.75%)		1/29/2027	3,772,183	3,785,160
Lightstone Holdco LLC 2022 Extended Term Loan C	11.002% (3 mo. USD Term SOFR + 5.75%)		1/29/2027	254,858	255,734
South Field LLC Term Loan B	–	(k)	8/15/2031	4,494,000	4,505,235
Total					11,856,533
Total Floating Rate Loans (cost $248,926,134)					246,407,624

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.00%
Merrill Lynch Mortgage Trust Series(d) (cost $0)	Zero Coupon	5/12/2039	$–	$–	(e)

	Dividend Rate		Shares

PREFERRED STOCKS 0.18%

Transportation Infrastructure 0.18%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon		102,014	6,630,910

	Exercise Price	Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	12/31/2099	26,319	2,105

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	56,246	129,366
Total Warrants (cost $302,137)				131,471
Total Long-Term Investments (cost $3,462,590,216)				3,516,295,081

			Principal Amount‡

SHORT-TERM INVESTMENTS 4.80%

REPURCHASE AGREEMENTS 1.22%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $19,667,800 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $18,683,419; proceeds: $18,322,689 (cost $18,316,990)			$18,316,990	18,316,990
Repurchase Agreement dated 8/30/2024, 5.310% due 9/3/2024 with JPMorgan Securities LLC collateralized by $26,295,900 of U.S. Treasury Note at 3.625% due 3/31/2030; value: $26,530,612; proceeds: $26,015,340 (cost $26,000,000)			26,000,000	26,000,000
Total Repurchase Agreements (cost $44,316,990)				44,316,990

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Investments	Principal Amount‡	Fair Value
Time Deposits 0.36%
CitiBank N.A.(l) (cost $13,026,819)	$13,026,819	$13,026,819

	Shares

Money Market Funds 3.22%
Fidelity Government Portfolio(l) (cost $117,241,368)	117,241,368	117,241,368
Total Short-Term Investments (cost $174,585,177)		174,585,177
Total Investments in Securities 101.57% (cost $3,637,175,393)		3,690,880,258
Other Assets and Liabilities – Net(m) (1.57)%		(57,146,132)
Net Assets 100.00%		$3,633,734,126

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $2,732,535,488, which represents 75.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security has been deemed worthless.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Amount is less than $1.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(k)	Interest Rate to be determined.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	State Street Bank and Trust	11/22/2024	795,000	$585,322	$591,311	$5,989
British pound	Sell	State Street Bank and Trust	12/6/2024	51,889,000	68,448,077	68,180,077	268,000
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$273,989

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	11/20/2024	847,000	$941,609	$939,551	$(2,058)
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	4,487,000	3,276,929	3,337,372	(60,443)
Euro	Sell	State Street Bank and Trust	11/20/2024	89,673,000	99,133,502	99,471,547	(338,045)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(400,546)

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2024	1,023	Short	$(112,245,487)	$(111,914,602)	$330,885
U.S. Ultra Treasury Bond	December 2024	88	Short	(11,805,306)	(11,610,500)	194,806
Total Unrealized Appreciation on Futures Contracts						$525,691

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2024	1,682	Long	$192,424,867	$191,012,125	$(1,412,742)
U.S. 2-Year Treasury Note	December 2024	2,607	Long	541,603,851	541,074,706	(529,145)
U.S. Treasury Bond	December 2024	92	Long	11,432,048	11,327,500	(104,548)
Total Unrealized Depreciation on Futures Contracts						$(2,046,435)

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks
Automobile Components	$–	$1,746,825	$–		$1,746,825
Electric-Generation	–	104,051	–		104,051
Machinery	3,881,969	24,122	–		3,906,091
Miscellaneous Financials	–	1,944,150	–		1,944,150
Personal Care Products	–	2,600,089	–		2,600,089
Specialty Retail	–	679,956	–		679,956
Transportation Infrastructure	–	660,951	–		660,951
Remaining Industries	33,745,459	–	–		33,745,459
Convertible Bonds	–	9,375,271	–		9,375,271
Corporate Bonds
Food	–	58,618,343	38,997		58,657,340
Mining	–	93,711,119	–	(3)	93,711,119
Retail	–	158,910,548	–	(4)	158,910,548
Savings & Loans	–	2,731,096	–	(4)	2,731,096
Remaining Industries	–	2,894,352,130	–		2,894,352,130
Floating Rate Loans
Personal & Household Products	–	–	77,347		77,347
Remaining Industries	–	246,330,277	–		246,330,277
Non-Agency Commercial Mortgage-Backed Securities	–	–	–	(3)	– (3)
Preferred Stocks	–	6,630,910	–		6,630,910
Warrants	–	131,471	–		131,471

Short-Term Investments
Repurchase Agreements	–	44,316,990	–		44,316,990
Time Deposits	–	13,026,819	–		13,026,819
Money Market Funds	117,241,368	–	–		117,241,368
Total	$154,868,796	$3,535,895,118	$116,344		$3,690,880,258

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$273,989	$–		$273,989
Liabilities	–	(400,546)	–		(400,546)
Futures Contracts
Assets	525,691	–	–		525,691
Liabilities	(2,046,435)	–	–		(2,046,435)
Total	$(1,520,744)	$(126,557)	$–		$(1,647,301)

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2024

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.
(4)	Amount is less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 106.12%

ASSET-BACKED SECURITIES 7.68%

Automobiles 0.89%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$11,745,484
CarMax Auto Owner Trust Series 2024-2 Class D	6.42%		10/15/2030	7,750,000	8,003,169
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026	2,718,864	2,713,775
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	8.004% (30 day USD SOFR Average + 2.65%)	#	11/15/2027	11,080,000	11,108,230
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	8,452,000	8,515,089
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	3,080,212
Total					45,165,959

Credit Card 0.16%
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	8,010,000	8,126,763

Other 6.41%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	9,135,000	9,306,232
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,952,643
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,211,353
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	7,135,000	6,877,760
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.382% (3 mo. USD Term SOFR + 2.10%)	#	7/20/2033	7,430,000	7,441,551
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.263% (3 mo. USD Term SOFR + 1.96%)	#	10/15/2034	11,830,000	11,839,882
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	7.294% (3 mo. USD Term SOFR + 2.00%)	#	4/19/2037	7,000,000	7,015,162
Carlyle U.S. CLO Ltd. Series 2018-2A Class A2R†	7.101% (3 mo. USD Term SOFR + 1.80%)	#	10/15/2031	14,560,000	14,567,739

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Carlyle U.S. CLO Ltd. Series 2019-2A Class A2R†	7.213% (3 mo. USD Term SOFR + 1.91%)	#	7/15/2032		$6,375,000	$6,385,626
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037		8,200,000	8,211,761
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.896% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031		12,500,000	12,510,137	(a)
Driven Brands Funding LLC Series 2020-1A Class A2†	7.393%		10/20/2052		5,796,750	5,876,451
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054		2,900,000	2,997,437
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.118% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035		5,250,000	5,306,182
Dryden 38 Senior Loan Fund Series 2015-38A Class BRR†	7.101% (3 mo. USD Term SOFR + 1.80%)	#	7/15/2030		12,650,000	12,656,723
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	11,148,780
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.564% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$522,853	523,412
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037		6,590,000	6,641,762
Generate CLO 15 Ltd. Series 2024-15A Class B†	7.348% (3 mo. USD Term SOFR + 2.05%)	#	7/20/2037		13,600,000	13,647,465
Gracie Point International Funding Series 2023-1A Class A†	7.319% (90 day USD SOFR Average + 1.95%)	#	9/1/2026		4,471,061	4,502,529
GreenSky Home Improvement Trust Series 2024-1 Class A3†	5.55%		6/25/2059		5,925,000	6,047,324
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.442% (3 mo. USD Term SOFR + 2.16%)	#	10/20/2031		8,170,000	8,179,855
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039		3,401,959	3,521,196
KKR CLO 15 Ltd. Series 15 Class BR2†	6.768% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032		9,620,000	9,628,333

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.799% (3 mo. USD Term SOFR + 1.70%)	#	7/27/2034	$12,470,000	$12,469,843
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	7.273% (3 mo. USD Term SOFR + 1.95%)	#	4/25/2037	2,400,000	2,402,985
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.082% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	4,540,000	4,542,453
Madison Park Funding XLII Ltd. Series 13A Class B†	7.045% (3 mo. USD Term SOFR + 1.76%)	#	11/21/2030	2,450,000	2,452,271
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	7.044% (3 mo. USD Term SOFR + 1.76%)	#	7/21/2030	10,000,000	10,005,474
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	7.079% (3 mo. USD Term SOFR + 1.80%)	#	10/18/2030	6,570,000	6,573,529
Milford Park CLO Ltd. Series 2022-1A Class B†	7.382% (3 mo. USD Term SOFR + 2.10%)	#	7/20/2035	3,300,000	3,303,965
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	381,705	381,878
OCP CLO Ltd. Series 2024-31A Class B1†	7.293% (3 mo. USD Term SOFR + 2.00%)	#	4/20/2037	14,400,000	14,419,799
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.543% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	3,809,827	3,815,582
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	7.242% (3 mo. USD Term SOFR + 1.95%)	#	4/20/2037	6,560,000	6,568,369
OHA Credit Partners XII Ltd. Series 2022-12A Class B1R2†	7.233% (3 mo. USD Term SOFR + 1.95%)	#	4/23/2037	8,000,000	8,012,015
Rad CLO 20 Ltd. Series 2023-20A Class C†	8.282% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	10,470,000	10,575,209
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.351% (3 mo. USD Term SOFR + 3.05%)	#	7/15/2036	10,030,000	10,132,929
Romark CLO Ltd. Series 2017-1A Class A2R†	7.195% (3 mo. USD Term SOFR + 1.91%)	#	10/23/2030	13,610,000	13,618,499

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 12 Ltd. Series 2020-12A Class A2R3†	6.901% (3 mo. USD Term SOFR + 1.60%)	#	1/15/2036	$7,250,000	$7,260,095
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,918,143	9,656,272
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	1,705,419	1,737,316
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	3,275,032	3,314,251
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	2,192,545	2,251,802
TICP CLO VII Ltd. Series 2017-7A Class BR2†	7.201% (3 mo. USD Term SOFR + 1.90%)	#	4/15/2033	3,750,000	3,754,131
Voya CLO Ltd. Series 2018-4A Class A1AR†	6.603% (3 mo. USD Term SOFR + 1.30%)	#	1/15/2032	3,232,574	3,237,238
Total					326,483,200

Rec Vehicle Loan 0.22%
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	11,120,571
Total Asset-Backed Securities (cost $391,558,903)					390,896,493

CORPORATE BONDS 78.48%

Aerospace/Defense 1.41%
Boeing Co.	5.15%		5/1/2030	19,984,000	19,940,185
Boeing Co.	5.805%		5/1/2050	10,000,000	9,446,245
Boeing Co.†	6.298%		5/1/2029	4,478,000	4,678,574
Boeing Co.†	6.528%		5/1/2034	6,447,000	6,832,332
Boeing Co.†	6.858%		5/1/2054	9,000,000	9,699,388
HEICO Corp.	5.35%		8/1/2033	4,800,000	4,939,143
RTX Corp.	6.40%		3/15/2054	4,216,000	4,842,916
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	11,203,930
Total					71,582,713

Agriculture 2.84%
BAT Capital Corp.	5.834%		2/20/2031	4,000,000	4,199,917
BAT Capital Corp.	6.343%		8/2/2030	7,610,000	8,185,163
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	46,768,495
Imperial Brands Finance PLC (United Kingdom)†(b)	5.50%		2/1/2030	14,220,000	14,522,976
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%		7/27/2027	16,816,000	17,408,054
JT International Financial Services BV (Netherlands)†(b)	6.875%		10/24/2032	16,000,000	18,143,414

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Agriculture (continued)
Vector Group Ltd.†	5.75%		2/1/2029		$7,000,000	$7,102,397
Vector Group Ltd.†	10.50%		11/1/2026		200,000	203,271
Viterra Finance BV (Netherlands)†(b)	2.00%		4/21/2026		5,000,000	4,768,838
Viterra Finance BV (Netherlands)†(b)	3.20%		4/21/2031		19,555,000	17,547,597
Viterra Finance BV (Netherlands)†(b)	4.90%		4/21/2027		5,846,000	5,855,798
Total						144,705,920

Apparel 0.27%
Tapestry, Inc.	7.00%		11/27/2026		13,199,000	13,617,924

Auto Manufacturers 1.96%
Ford Motor Co.	9.625%		4/22/2030		13,202,000	15,678,367
Ford Motor Credit Co. LLC	3.375%		11/13/2025		20,000,000	19,544,926
Ford Motor Credit Co. LLC	6.125%		3/8/2034		27,000,000	27,342,260
General Motors Financial Co., Inc.	5.60%		6/18/2031		5,391,000	5,519,475
General Motors Financial Co., Inc.	5.75%		2/8/2031		7,000,000	7,236,178
General Motors Financial Co., Inc.	5.95%		4/4/2034		8,677,000	8,985,989
Hyundai Capital America†	5.40%		1/8/2031		5,956,000	6,119,417
Hyundai Capital America†	6.50%		1/16/2029		8,634,000	9,198,100
Total						99,624,712

Auto Parts & Equipment 0.14%
ZF North America Capital, Inc.†	6.75%		4/23/2030		7,000,000	7,201,243

Banks 13.25%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		8,600,000	7,367,742
AIB Group PLC (Ireland)†(b)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,276,000	5,462,986
AIB Group PLC (Ireland)†(b)	6.608% (SOFR + 2.33%)	#	9/13/2029		8,000,000	8,490,603
Banco Santander SA (Spain)(b)	8.00% (5 yr. CMT + 3.91%)	#	–	(c)	4,400,000	4,544,738
Bancolombia SA (Colombia)(b)	4.625% (5 yr. CMT + 2.94%)	#	12/18/2029		3,906,000	3,868,225
Bancolombia SA (Colombia)(b)	8.625% (5 yr. CMT + 4.32%)	#	12/24/2034		11,540,000	12,116,342
Bank of America Corp.	2.299% (SOFR + 1.22%)	#	7/21/2032		8,040,000	6,846,533
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		16,101,000	14,148,558
Bank of Montreal (Canada)(b)	7.70% (5 yr. CMT + 3.45%)	#	5/26/2084		12,775,000	13,404,450

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Bank of Nova Scotia (Canada)(b)	8.00% (5 yr. CMT + 4.02%)	#	1/27/2084		$10,000,000	$10,630,320
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	9,719,545
Barclays PLC (United Kingdom)(b)	6.224% (SOFR + 2.98%)	#	5/9/2034		10,000,000	10,629,468
Barclays PLC (United Kingdom)(b)	9.625% (5 yr. USD SOFR ICE Swap Rate + 5.78%)	#	–	(c)	10,000,000	11,033,210
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039		13,900,000	14,634,129
BNP Paribas SA (France)†(b)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033		6,844,000	6,633,288
BNP Paribas SA (France)†(b)(d)	5.738% (SOFR + 1.88%)	#	2/20/2035		8,050,000	8,378,602
BNP Paribas SA (France)†(b)	7.75% (5 yr. CMT + 4.90%)	#	–	(c)	12,282,000	12,790,966
BNP Paribas SA (France)†(b)	8.00% (5 yr. CMT + 3.73%)	#	–	(c)	4,062,000	4,282,721
BPCE SA (France)†(b)	3.116% (SOFR + 1.73%)	#	10/19/2032		7,584,000	6,444,257
BPCE SA (France)†(b)	6.508% (1 yr. CMT + 2.79%)	#	1/18/2035		8,000,000	8,319,622
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,755,000	16,252,737
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		10,673,000	10,973,586
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,454,000	14,209,423
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025		2,947,000	2,945,336
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032		8,267,000	8,440,933
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030		2,615,000	2,688,988
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		6,604,000	7,141,315
Danske Bank AS (Denmark)†(b)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025		7,000,000	6,953,413
Danske Bank AS (Denmark)(b)	7.00% (7 yr. CMT + 4.13%)	#	–	(c)	10,000,000	10,036,700
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap Rate + 1.73%)	#	8/9/2028		7,750,000	7,969,182
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		18,105,000	15,422,405

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		$4,014,000	$3,516,216
Intesa Sanpaolo SpA (Italy)†(b)	6.625%		6/20/2033		14,275,000	15,320,227
Intesa Sanpaolo SpA (Italy)†(b)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	7,992,905
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033		12,685,000	11,237,422
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%)	#	7/25/2033		33,000,000	33,199,658
KeyBank NA	5.00%		1/26/2033		7,000,000	6,825,561
KeyCorp	2.25%		4/6/2027		5,150,000	4,838,921
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		8,042,000	8,622,154
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034		3,715,000	3,607,370
Macquarie Bank Ltd. (Australia)†(b)	3.052% (5 yr. CMT + 1.70%)	#	3/3/2036		9,790,000	8,462,328
Macquarie Group Ltd. (Australia)†(b)	2.691% (SOFR + 1.44%)	#	6/23/2032		3,724,000	3,202,651
Manufacturers & Traders Trust Co.	4.65%		1/27/2026		6,166,000	6,129,996
Mitsubishi UFJ Financial Group, Inc. (Japan)(b)	5.426% (1 yr. CMT + 1.00%)	#	4/17/2035		10,000,000	10,331,179
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		7,889,000	6,678,655
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		5,000,000	4,961,716
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		5,492,000	5,612,211
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034		9,940,000	10,216,860
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		12,996,000	14,233,379
NatWest Group PLC (United Kingdom)(b)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035		18,081,000	15,923,509
NatWest Group PLC (United Kingdom)(b)	5.778% (1 yr. CMT + 1.50%)	#	3/1/2035		15,000,000	15,682,960
NatWest Group PLC (United Kingdom)(b)	6.016% (1 yr. CMT + 2.10%)	#	3/2/2034		3,258,000	3,473,900
NatWest Group PLC (United Kingdom)(b)	8.125% (5 yr. CMT + 3.75%)	#	–	(c)	3,752,000	3,984,148
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		6,740,000	6,905,511

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035		$4,285,000	$4,473,570
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		10,000,000	11,265,571
Standard Chartered PLC (United Kingdom)†(b)	5.905% (1 yr. CMT + 1.45%)	#	5/14/2035		7,300,000	7,556,602
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		8,000,000	7,452,140
Toronto-Dominion Bank (Canada)(b)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		13,554,000	13,894,043
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		11,444,000	11,857,119
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034		4,571,000	4,778,430
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		11,165,000	10,981,035
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		3,062,000	3,008,377
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		8,841,000	9,200,433
UBS Group AG (Switzerland)†(b)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,564,612
UBS Group AG (Switzerland)†(b)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		7,000,000	6,785,495
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033		5,000,000	4,971,338
UBS Group AG (Switzerland)†(b)	6.373% (SOFR + 3.34%)	#	7/15/2026		10,000,000	10,106,600
UBS Group AG (Switzerland)†(b)	6.537% (SOFR + 3.92%)	#	8/12/2033		11,443,000	12,418,312
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD SOFR ICE Swap Rate + 4.16%)	#	–	(c)	7,500,000	7,912,973
UniCredit SpA (Italy)†(b)	5.459% (5 yr. CMT + 4.75%)	#	6/30/2035		3,270,000	3,195,120
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,478,000	13,932,408
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029		5,097,000	5,265,007
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		10,000,000	11,019,880

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	$8,040,000	$7,290,672
Westpac Banking Corp. (Australia)(b)	2.668% (5 yr. CMT + 1.75%)	#	11/15/2035	8,000,000	6,889,107
Total					674,558,604

Beverages 0.65%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	17,000,000	17,147,186
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029	11,358,000	10,946,797
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	4,730,000	4,923,404
Total					33,017,387

Building Materials 0.34%
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028	3,200,000	3,408,432
Sisecam U.K. PLC (United Kingdom)†(b)	8.25%		5/2/2029	13,300,000	13,779,897
Total					17,188,329

Chemicals 0.97%
Celanese U.S. Holdings LLC	6.35%		11/15/2028	15,000,000	15,788,660
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	14,846,000	14,255,108
OCP SA (Malaysia)†(b)	7.50%		5/2/2054	7,500,000	8,049,600
Rain Carbon, Inc.†	12.25%		9/1/2029	4,717,000	5,054,155
Solvay Finance America LLC†	5.65%		6/4/2029	6,205,000	6,406,015
Total					49,553,538

Coal 0.64%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029	9,464,000	9,971,545
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%		5/15/2026	7,000,000	7,282,051
Indika Energy Tbk. PT (Indonesia)†(b)	8.75%		5/7/2029	15,000,000	15,274,613
Total					32,528,209

Commercial Services 1.55%
Ashtead Capital, Inc.†	5.80%		4/15/2034	4,091,000	4,215,323
Block, Inc.†	6.50%		5/15/2032	8,000,000	8,306,104
Gartner, Inc.†	3.75%		10/1/2030	10,000,000	9,266,662
Global Payments, Inc.	5.30%		8/15/2029	16,515,000	16,839,325
GXO Logistics, Inc.	6.50%		5/6/2034	4,960,000	5,156,963
JSW Infrastructure Ltd. (India)(b)	4.95%		1/21/2029	10,000,000	9,619,700
Quanta Services, Inc.	5.25%		8/9/2034	5,000,000	5,039,194

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp.	3.25%	3/15/2032	$5,200,000	$4,452,122
UL Solutions, Inc.†	6.50%	10/20/2028	15,000,000	15,857,666
Total				78,753,059

Computers 0.65%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	15,554,000	14,966,195
Leidos, Inc.	4.375%	5/15/2030	6,375,000	6,203,682
Western Digital Corp.	2.85%	2/1/2029	13,470,000	12,095,413
Total				33,265,290

Distribution/Wholesale 0.14%
Mitsubishi Corp. (Japan)†(b)	5.125%	7/17/2034	7,156,000	7,377,300

Diversified Financial Services 3.89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	1.75%	10/29/2024	8,000,000	7,951,797
Air Lease Corp.	5.20%	7/15/2031	6,497,000	6,548,342
Aircastle Ltd.†	2.85%	1/26/2028	11,469,000	10,628,832
Aircastle Ltd.†	5.95%	2/15/2029	3,075,000	3,157,497
Aircastle Ltd.†	6.50%	7/18/2028	18,040,000	18,769,030
Aircastle Ltd./Aircastle Ireland DAC†	5.75%	10/1/2031	10,000,000	10,156,577
Aviation Capital Group LLC†	3.50%	11/1/2027	3,933,000	3,773,952
Aviation Capital Group LLC†	6.375%	7/15/2030	7,339,000	7,790,017
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026	16,050,000	15,808,025
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.75%	3/1/2029	2,570,000	2,632,963
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%	5/4/2028	7,796,000	8,106,815
Blue Owl Finance LLC†	6.25%	4/18/2034	2,861,000	2,966,206
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	10,833,000	11,697,105
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	5,000,000	5,126,655
GGAM Finance Ltd. (Ireland)†(b)	8.00%	2/15/2027	3,496,000	3,646,975
LPL Holdings, Inc.†	4.375%	5/15/2031	30,862,000	28,835,776
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%	3/26/2031	3,132,000	3,304,539
Navient Corp.	6.75%	6/25/2025	5,550,000	5,573,787
Navient Corp.	11.50%	3/15/2031	7,368,000	8,277,550
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	7,104,000	6,935,699
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	3,785,000	3,201,678
Nuveen LLC†	5.85%	4/15/2034	6,390,000	6,693,531

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Synchrony Financial	4.50%		7/23/2025	$7,578,000	$7,527,128
Synchrony Financial	4.875%		6/13/2025	8,754,000	8,718,465
Total					197,828,941

Electric 9.82%
AEP Transmission Co. LLC	5.15%		4/1/2034	6,438,000	6,556,303
AES Corp.	2.45%		1/15/2031	7,975,000	6,805,671
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	4,908,000	5,059,471
AES Panama Generation Holdings SRL (Panama)(b)	4.375%		5/31/2030	482,566	432,355
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,975,331
Avangrid, Inc.	3.80%		6/1/2029	5,250,000	5,059,108
Black Hills Corp.	6.00%		1/15/2035	7,000,000	7,315,827
Comision Federal de Electricidad (Mexico)†(b)	3.348%		2/9/2031	22,000,000	18,928,226
Constellation Energy Generation LLC	6.25%		10/1/2039	5,209,000	5,660,717
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	9,114,263
Dominion Energy, Inc.	5.75% (3 mo. USD LIBOR + 3.06%)	#	10/1/2054	11,286,000	11,342,420
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	6,000,000	6,253,512
DTE Energy Co.	2.95%		3/1/2030	13,196,000	12,080,244
DTE Energy Co.	3.40%		6/15/2029	4,398,000	4,175,886
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,366,400
Electricite de France SA (France)†(b)	6.25%		5/23/2033	12,511,000	13,531,154
Emera, Inc. (Canada)(b)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	8,000,000	8,056,240
Enel Finance International NV (Netherlands)†(b)	5.125%		6/26/2029	6,477,000	6,577,188
Engie SA (France)†(b)	5.625%		4/10/2034	7,000,000	7,266,726
Entergy Corp.	7.125% (5 yr. CMT + 2.67%)	#	12/1/2054	10,846,000	11,071,271
Entergy Louisiana LLC	5.70%		3/15/2054	6,434,000	6,646,673
Entergy Texas, Inc.	5.55%		9/15/2054	4,138,000	4,150,224
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	5,249,814
Evergy Kansas Central, Inc.	5.90%		11/15/2033	6,134,000	6,548,694
Evergy Metro, Inc.	4.95%		4/15/2033	7,167,000	7,236,187
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,983,159
Eversource Energy	5.50%		1/1/2034	15,000,000	15,320,959
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,497,000	5,634,166
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,785,627
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	11,773,172

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
IPALCO Enterprises, Inc.	5.75%	4/1/2034	$5,878,000	$6,060,709
ITC Holdings Corp.†	5.40%	6/1/2033	10,000,000	10,216,366
Liberty Utilities Co.†	5.869%	1/31/2034	8,328,000	8,581,043
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	12,688,000	10,864,488
MidAmerican Energy Co.	5.85%	9/15/2054	4,923,000	5,306,152
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	8,511,759	8,315,404
Monongahela Power Co.†	5.85%	2/15/2034	3,742,000	3,952,548
Narragansett Electric Co.†	5.35%	5/1/2034	6,762,000	6,942,174
National Grid PLC (United Kingdom)(b)	5.809%	6/12/2033	9,220,000	9,664,317
New York State Electric & Gas Corp.†	5.30%	8/15/2034	7,000,000	7,070,197
NRG Energy, Inc.†	4.45%	6/15/2029	14,633,000	14,207,237
Oglethorpe Power Corp.	5.95%	11/1/2039	9,896,000	10,287,462
Oglethorpe Power Corp.	6.20%	12/1/2053	6,919,000	7,393,623
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	15,000,000	15,235,304
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,917,000	7,354,026
Pacific Gas & Electric Co.	4.55%	7/1/2030	24,339,000	23,812,515
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,680,000	7,037,271
Pacific Gas & Electric Co.	6.70%	4/1/2053	7,023,000	7,700,670
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,699,143
PPL Capital Funding, Inc.	5.25%	9/1/2034	7,000,000	7,088,244
Public Service Electric & Gas Co.	4.85%	8/1/2034	9,113,000	9,195,021
Puget Energy, Inc.	4.10%	6/15/2030	21,091,000	20,111,510
RWE Finance U.S. LLC†	5.875%	4/16/2034	12,000,000	12,396,158
Sorik Marapi Geothermal Power PT (Indonesia)†(b)	7.75%	8/5/2031	7,600,000	7,590,500
Southwestern Public Service Co.	6.00%	6/1/2054	8,000,000	8,519,461
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	10,012,711
Total				499,571,242

Electronics 0.57%
Trimble, Inc.	6.10%	3/15/2033	6,401,000	6,844,933
Vontier Corp.	2.95%	4/1/2031	25,913,000	22,437,491
Total				29,282,424

Energy-Alternate Sources 0.06%
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,969,813	2,931,701

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction 0.56%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(b)	7.00%	6/30/2034	$2,941,000	$3,053,126
GMR Hyderabad International Airport Ltd. (India)(b)	4.25%	10/27/2027	8,424,000	8,010,613
IRB Infrastructure Developers Ltd. (India)†(b)	7.11%	3/11/2032	6,128,000	6,301,116
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,234,003
Total				28,598,858

Entertainment 0.47%
Churchill Downs, Inc.†	6.75%	5/1/2031	4,000,000	4,115,480
Warnermedia Holdings, Inc.	3.755%	3/15/2027	20,444,000	19,590,107
Total				23,705,587

Environmental Control 0.18%
Veralto Corp.†	5.45%	9/18/2033	8,948,000	9,252,885

Food 0.56%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	16,000,000	16,223,536
Kroger Co.	4.90%	9/15/2031	12,181,000	12,175,793
Total				28,399,329

Gas 0.77%
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	12,729,000	12,714,312
Southwest Gas Corp.	4.05%	3/15/2032	23,563,000	22,123,209
Spire Missouri, Inc.	5.15%	8/15/2034	4,069,000	4,144,520
Total				38,982,041

Hand/Machine Tools 0.76%
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,573,648
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	21,168,089
Total				38,741,737

Health Care-Products 0.57%
Solventum Corp.†	5.45%	3/13/2031	8,573,000	8,731,822
Solventum Corp.†	5.90%	4/30/2054	20,000,000	20,249,900
Total				28,981,722

Health Care-Services 2.24%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	10,000,000	9,761,934
Centene Corp.	3.375%	2/15/2030	34,018,000	31,179,382
DaVita, Inc.†	6.875%	9/1/2032	12,000,000	12,284,378
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	17,000,000	14,334,209
HCA, Inc.	5.45%	9/15/2034	3,379,000	3,423,830

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
HCA, Inc.	5.60%		4/1/2034	$13,516,000	$13,895,857
HCA, Inc.	5.95%		9/15/2054	13,000,000	13,298,499
Molina Healthcare, Inc.†	4.375%		6/15/2028	9,500,000	9,147,901
UnitedHealth Group, Inc.	5.625%		7/15/2054	6,181,000	6,460,836
Total					113,786,826

Insurance 3.41%
ACE Capital Trust II	9.70%		4/1/2030	14,500,000	17,606,308
Aon Corp.	8.205%		1/1/2027	10,274,000	11,040,552
Aon North America, Inc.	5.75%		3/1/2054	9,886,000	10,244,736
Arch Capital Group Ltd.	7.35%		5/1/2034	9,933,000	11,653,437
Assurant, Inc.	2.65%		1/15/2032	5,914,000	5,032,322
Assurant, Inc.	3.70%		2/22/2030	9,936,000	9,347,728
Brown & Brown, Inc.	4.20%		3/17/2032	12,005,000	11,364,689
Brown & Brown, Inc.	5.65%		6/11/2034	7,997,000	8,246,370
CNO Financial Group, Inc.	6.45%		6/15/2034	10,000,000	10,440,112
F&G Annuities & Life, Inc.	7.40%		1/13/2028	12,556,000	13,164,755
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%)	#	10/15/2051	5,469,000	5,141,257
Global Atlantic Fin Co.†	7.95%		6/15/2033	12,572,000	14,198,006
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%)	#	10/15/2054	4,342,000	4,452,482
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	8.125%		2/15/2032	6,477,000	6,623,264
Intact Financial Corp. (Canada)†(b)	5.459%		9/22/2032	7,000,000	7,114,621
MGIC Investment Corp.	5.25%		8/15/2028	10,000,000	9,962,045
New York Life Global Funding†	4.55%		1/28/2033	3,390,000	3,339,873
Pine Street Trust III†	6.223%		5/15/2054	6,900,000	7,316,963
Protective Life Corp.	8.45%		10/15/2039	5,641,000	7,220,925
Total					173,510,445

Internet 0.40%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	5,700,000	5,933,369
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%		5/30/2029	5,000,000	5,312,970
Meta Platforms, Inc.	4.75%		8/15/2034	8,855,000	8,914,010
Total					20,160,349

Investment Companies 0.50%
Blue Owl Credit Income Corp.	6.65%		3/15/2031	10,000,000	10,179,273
HA Sustainable Infrastructure Capital, Inc.†	6.375%		7/1/2034	15,000,000	15,116,946
Total					25,296,219

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 0.05%
Vale Overseas Ltd. (Brazil)(b)	6.40%	6/28/2054	$2,500,000	$2,554,690

Leisure Time 0.14%
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	7,013,000	7,188,417

Lodging 0.52%
Choice Hotels International, Inc.	3.70%	12/1/2029	13,000,000	12,108,800
Choice Hotels International, Inc.	3.70%	1/15/2031	5,000,000	4,568,878
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,712,765
Total				26,390,443

Machinery-Diversified 0.41%
Flowserve Corp.	2.80%	1/15/2032	8,490,000	7,250,799
nVent Finance SARL (Luxembourg)(b)	4.55%	4/15/2028	13,548,000	13,421,763
Total				20,672,562

Media 1.09%
Cox Communications, Inc.†	5.45%	9/1/2034	13,000,000	12,930,848
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	16,191,000	15,693,505
Discovery Communications LLC	3.95%	3/20/2028	19,551,000	18,511,735
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,576,000	8,612,035
Total				55,748,123

Mining 1.36%
Anglo American Capital PLC (United Kingdom)†(b)	5.50%	5/2/2033	14,504,000	14,696,239
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	11,000,000	11,320,763
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	10/15/2027	6,701,000	6,652,028
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	5,000,000	4,996,771
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,535,980
Glencore Funding LLC†	5.893%	4/4/2054	6,922,000	6,938,291
Kinross Gold Corp. (Canada)(b)	6.25%	7/15/2033	8,016,000	8,581,392
WE Soda Investments Holding PLC (United Kingdom)†(b)	9.50%	10/6/2028	7,070,000	7,325,609
Total				69,047,073

Miscellaneous Manufacturing 0.16%
Trinity Industries, Inc.†	7.75%	7/15/2028	8,000,000	8,388,152

Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	5.10%	3/1/2030	5,000,000	5,026,250

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 10.29%
Apache Corp.	5.10%	9/1/2040	$9,517,000	$8,424,251
Apache Corp.	5.25%	2/1/2042	10,857,000	9,694,250
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	15,000,000	15,998,145
California Resources Corp.†	8.25%	6/15/2029	6,505,000	6,714,962
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,919,716
Civitas Resources, Inc.†	8.75%	7/1/2031	10,900,000	11,776,654
CNX Resources Corp.†	7.375%	1/15/2031	5,000,000	5,228,535
Comstock Resources, Inc.†	5.875%	1/15/2030	8,750,000	8,278,393
Continental Resources, Inc.†	5.75%	1/15/2031	40,605,000	41,198,112
Coterra Energy, Inc.	5.60%	3/15/2034	10,476,000	10,729,938
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,133,000	3,233,316
Crescent Energy Finance LLC†	9.25%	2/15/2028	16,000,000	16,975,728
Devon Energy Corp.	5.20%	9/15/2034	8,418,000	8,323,358
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	3,294,000	3,477,771
Diamondback Energy, Inc.	6.25%	3/15/2033	12,020,000	12,919,260
Ecopetrol SA (Colombia)(b)	4.625%	11/2/2031	7,000,000	5,926,117
Ecopetrol SA (Colombia)(b)	8.375%	1/19/2036	4,762,000	4,825,016
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,000,000	7,238,896
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	4,343,000	4,616,826
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	10,000,000	10,182,220
Eni SpA (Italy)†(b)	5.50%	5/15/2034	5,122,000	5,280,346
Eni SpA (Italy)†(b)	5.70%	10/1/2040	11,398,000	11,239,871
EQT Corp.	5.75%	2/1/2034	6,430,000	6,570,823
EQT Corp.	7.00%	2/1/2030	16,252,000	17,716,452
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	4,669,000	4,816,144
Marathon Oil Corp.	5.70%	4/1/2034	8,727,000	9,212,473
Matador Resources Co.†	6.50%	4/15/2032	5,333,000	5,416,541
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	7,500,000	7,569,225
Nabors Industries Ltd.†(d)	7.50%	1/15/2028	6,800,000	6,706,312
Nabors Industries, Inc.†	8.875%	8/15/2031	5,000,000	5,013,940
Occidental Petroleum Corp.	5.55%	10/1/2034	10,000,000	10,167,540
Occidental Petroleum Corp.	6.375%	9/1/2028	10,000,000	10,496,680
Occidental Petroleum Corp.	6.45%	9/15/2036	7,010,000	7,601,592
Occidental Petroleum Corp.	8.875%	7/15/2030	8,050,000	9,500,481
OGX Austria GmbH (Brazil)†(b)(e)	8.50%	6/1/2018	1,800,000	36
Ovintiv, Inc.	6.25%	7/15/2033	15,000,000	15,847,788
Ovintiv, Inc.	6.50%	2/1/2038	7,362,000	7,841,489
Ovintiv, Inc.	6.625%	8/15/2037	4,635,000	4,958,149

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Patterson-UTI Energy, Inc.	5.15%		11/15/2029	$19,246,000	$19,141,653
Patterson-UTI Energy, Inc.	7.15%		10/1/2033	8,749,000	9,489,950
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030	4,571,000	4,756,962
Permian Resources Operating LLC†	6.25%		2/1/2033	3,507,000	3,598,284
Permian Resources Operating LLC†	9.875%		7/15/2031	7,500,000	8,422,800
Petroleos Mexicanos (Mexico)(b)	6.49%		1/23/2027	16,220,000	15,745,689
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA (Peru)†(b)	6.24%		7/3/2036	7,303,000	7,649,104
Precision Drilling Corp. (Canada)†(b)	6.875%		1/15/2029	3,250,000	3,303,134
Raizen Fuels Finance SA (Luxembourg)†(b)	6.45%		3/5/2034	12,265,000	12,935,552
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%		6/15/2029	9,000,000	9,365,301
Seadrill Finance Ltd.†	8.375%		8/1/2030	3,147,000	3,324,519
SM Energy Co.†	7.00%		8/1/2032	4,921,000	5,044,867
Talos Production, Inc.†	9.00%		2/1/2029	8,000,000	8,505,568
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	11,000,000	10,685,164
Transocean Aquila Ltd.†	8.00%		9/30/2028	3,334,000	3,438,194
Transocean, Inc.(d)	7.50%		4/15/2031	5,500,000	5,273,771
Transocean, Inc.†	8.25%		5/15/2029	4,358,000	4,419,209
Vermilion Energy, Inc. (Canada)†(b)	6.875%		5/1/2030	11,000,000	11,096,778
Viper Energy, Inc.†	7.375%		11/1/2031	20,856,000	22,202,839
Vital Energy, Inc.†	7.75%		7/31/2029	2,750,000	2,785,283
YPF SA (Argentina)(b)	9.00%	(f)	6/30/2029	4,000,000	4,077,440
Total					523,899,407

Oil & Gas Services 0.21%
NOV, Inc.	3.60%		12/1/2029	5,672,000	5,382,756
Oceaneering International, Inc.	6.00%		2/1/2028	5,500,000	5,576,048
Total					10,958,804

Pharmaceuticals 0.35%
Bayer U.S. Finance II LLC†	4.375%		12/15/2028	7,450,000	7,291,707
Bayer U.S. Finance LLC†	6.50%		11/21/2033	10,000,000	10,666,923
Total					17,958,630

Pipelines 4.01%
6297782 LLC†	5.026%		10/1/2029	8,850,000	8,833,293
6297782 LLC†	5.584%		10/1/2034	10,000,000	9,960,573
Cheniere Energy Partners LP†	5.75%		8/15/2034	10,000,000	10,359,700
Cheniere Energy, Inc.†	5.65%		4/15/2034	9,989,000	10,285,369
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	5,727,000	6,018,572
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	7,430,000	6,898,537

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		$5,564,000	$4,907,871
Enbridge, Inc. (Canada)(b)	5.625%		4/5/2034		10,000,000	10,323,684
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		22,191,000	24,377,035
Energy Transfer LP†	6.00%		2/1/2029		9,096,000	9,325,683
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%)	#	–	(c)	7,000,000	6,988,548
EQM Midstream Partners LP†	6.375%		4/1/2029		10,000,000	10,288,520
Greensaif Pipelines Bidco SARL (Luxembourg)†(b)	6.129%		2/23/2038		10,000,000	10,453,018
Kinder Morgan, Inc.	5.40%		2/1/2034		15,000,000	15,232,687
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		5,250,000	5,407,773
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,276,029
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031		12,554,000	12,337,873
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028		5,985,000	5,978,598
Transcanada Trust (Canada)(b)	5.875% (3 mo. USD LIBOR + 4.64%)	#	8/15/2076		10,000,000	9,860,725
Venture Global LNG, Inc.†	8.375%		6/1/2031		5,882,000	6,249,143
Total						204,363,231

REITS 3.15%
American Tower Corp.	2.10%		6/15/2030		8,000,000	6,964,420
American Tower Corp.	3.80%		8/15/2029		20,000,000	19,204,745
Crown Castle, Inc.	3.30%		7/1/2030		25,575,000	23,603,930
EPR Properties	4.95%		4/15/2028		8,495,000	8,397,181
Equinix Europe 2 Financing Corp. LLC	5.50%		6/15/2034		15,000,000	15,529,953
GLP Capital LP/GLP Financing II, Inc.	5.625%		9/15/2034		12,000,000	12,139,488
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,263,696
Host Hotels & Resorts LP	5.70%		7/1/2034		10,000,000	10,141,338
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		8,572,000	8,918,698
Prologis Targeted U.S. Logistics Fund LP†	5.25%		1/15/2035		5,363,000	5,415,760
VICI Properties LP	6.125%		4/1/2054		3,230,000	3,296,651
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025		29,976,000	29,757,172
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029		8,026,000	7,814,455
Total						160,447,487

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail 0.76%
Alimentation Couche-Tard, Inc. (Canada)†(b)	5.617%	2/12/2054	$4,345,000	$4,409,878
Bayer Corp.†	6.65%	2/15/2028	14,827,000	15,590,171
Home Depot, Inc.	5.30%	6/25/2054	4,043,000	4,130,136
Park River Holdings, Inc.†	6.75%	8/1/2029	6,000,000	5,077,445
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	5,000,000	4,932,023
Victoria’s Secret & Co.†	4.625%	7/15/2029	5,000,000	4,361,982
Total				38,501,635

Semiconductors 1.74%
Broadcom, Inc.†	3.469%	4/15/2034	29,970,000	26,492,639
Broadcom, Inc.†	4.15%	4/15/2032	7,433,000	7,093,814
Broadcom, Inc.	5.15%	11/15/2031	13,042,000	13,327,132
Entegris, Inc.†	4.75%	4/15/2029	12,649,000	12,423,179
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,494,000	1,537,358
Marvell Technology, Inc.	5.95%	9/15/2033	8,833,000	9,387,851
Micron Technology, Inc.	5.30%	1/15/2031	4,635,000	4,753,780
Qorvo, Inc.†	3.375%	4/1/2031	15,000,000	13,357,048
Total				88,372,801

Software 1.91%
Atlassian Corp. (Australia)(b)	5.50%	5/15/2034	5,728,000	5,870,245
Concentrix Corp.(d)	6.60%	8/2/2028	15,000,000	15,731,840
MSCI, Inc.†	3.625%	9/1/2030	6,100,000	5,657,989
MSCI, Inc.†	3.625%	11/1/2031	21,075,000	19,142,236
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,264,492
Oracle Corp.	5.375%	7/15/2040	15,535,000	15,370,522
Oracle Corp.	6.125%	7/8/2039	14,843,000	16,026,061
Workday, Inc.	3.80%	4/1/2032	11,695,000	10,977,013
Total				97,040,398

Telecommunications 2.17%
AT&T, Inc.	3.50%	9/15/2053	34,095,000	24,275,156
AT&T, Inc.	4.30%	2/15/2030	10,025,000	9,925,758
AT&T, Inc.	5.40%	2/15/2034	16,453,000	16,996,295
Sprint Capital Corp.	6.875%	11/15/2028	39,475,000	42,786,543
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,403,851
T-Mobile USA, Inc.	3.875%	4/15/2030	8,521,000	8,200,183
Total				110,587,786

Toys/Games/Hobbies 0.35%
Hasbro, Inc.	6.05%	5/14/2034	17,000,000	17,607,284

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.14%
GATX Corp.	6.05%		6/5/2054	$7,000,000	$7,337,134
Total Corporate Bonds (cost $3,926,116,908)					3,994,094,841

FLOATING RATE LOANS(g) 6.51%

Aerospace/Defense 0.24%
TransDigm, Inc. 2024 Term Loan K	8.085% (3 mo. USD Term SOFR + 2.75%)		3/22/2030	11,909,849	11,971,483

Commercial Services 0.06%
APi Group DE, Inc. 2024 Term Loan B	7.247% (1 mo. USD Term SOFR + 2.00%)		1/3/2029	2,778,000	2,786,306

Computers 0.13%
Amentum Government Services Holdings LLC 2024 Term Loan B	–	(h)	7/30/2031	6,462,000	6,457,961

Diversified Financial Services 0.59%
Advisor Group, Inc. 2024 Term Loan	9.247% (1 mo. USD Term SOFR + 4.00%)		8/17/2028	10,000,000	9,930,100
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.312% (1 mo. USD Term SOFR + 2.00%)		6/22/2028	11,263,400	11,319,154
CPI Holdco B LLC Term Loan	7.247% (1 mo. USD Term SOFR + 2.00%)		5/19/2031	5,000,000	5,001,325
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(b)	7.085% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	3,851,000	3,880,922
Total					30,131,501

Electric 0.20%
Calpine Corp. 2024 Term Loan B5	7.247% (1 mo. USD Term SOFR + 2.00%)		12/16/2027	10,026,321	10,059,057

Engineering & Construction 0.19%
AECOM 2024 Term Loan B	7.122% (1 mo. USD Term SOFR + 1.88%)		4/18/2031	9,643,000	9,753,509

Entertainment 0.53%
Flutter Financing BV Term Loan B (Netherlands)(b)	7.585% (3 mo. USD Term SOFR + 2.25%)		11/29/2030	25,099,893	25,162,643
Six Flags Entertainment Corp. 2024 Term Loan B	7.342% (1 mo. USD Term SOFR + 2.00%)		5/1/2031	1,739,000	1,744,434
Total					26,907,077

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Financial 0.08%
LPL Holdings, Inc. 2019 Term Loan B1	7.192% (1 mo. USD Term SOFR + 1.75%)	11/12/2026	$4,296,109	$4,303,412

Food Service 0.27%
Aramark Services, Inc. 2024 Term Loan B7	7.247% (1 mo. USD Term SOFR + 2.00%)	4/6/2028	4,000,000	4,018,000
Aramark Services, Inc. 2024 Term Loan B8	7.247% (1 mo. USD Term SOFR + 2.00%)	6/22/2030	9,900,000	9,953,212
Total				13,971,212

Health Care Services 0.39%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	8.312% (1 mo. USD Term SOFR + 3.00%)	2/22/2028	2,992,500	3,003,722
DaVita, Inc. 2024 Extended Term Loan B1	7.247% (1 mo. USD Term SOFR + 2.00%)	5/9/2031	12,000,000	12,019,380
ICON Luxembourg SARL 2024 LUX Term Loan B (Luxembourg)(b)	7.335% (3 mo. USD Term SOFR + 2.00%)	7/3/2028	3,878,695	3,904,702
PRA Health Sciences, Inc. 2024 US Term Loan B	7.335% (3 mo. USD Term SOFR + 2.00%)	7/3/2028	966,380	972,859
Total				19,900,663

Health Services 0.41%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.426% (1 mo. USD Term SOFR + 2.00%)	2/22/2028	13,377,975	13,382,189
IQVIA, Inc. 2022 Term Loan A2	6.407% (3 mo. USD Term SOFR + 1.25%)	6/16/2027	7,578,947	7,578,947
Total				20,961,136

Lodging 0.45%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	7.026% (1 mo. USD Term SOFR + 1.75%)	11/8/2030	13,365,000	13,404,494
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	7.097% (1 mo. USD Term SOFR + 1.75%)	4/8/2027	9,493,671	9,517,405
Total				22,921,899

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Manufacturing 0.27%
DirecTV Financing LLC Term Loan	10.361% (1 mo. USD Term SOFR + 5.00%)	8/2/2027	$4,147,790	$4,177,716
Virgin Media Bristol LLC USD Term Loan N	7.951% (1 mo. USD Term SOFR + 2.50%)	1/31/2028	10,000,000	9,681,950
Total				13,859,666

Media 1.19%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	34,088,615	34,104,125
Charter Communications Operating LLC 2023 Term Loan B4	7.332% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	10,686,765	10,644,018
Univision Communications, Inc. 2021 First Lien Term Loan B	8.611% (1 mo. USD Term SOFR + 3.25%)	3/16/2026	16,000,000	16,011,920
Total				60,760,063

Oil & Gas 0.16%
Apache Corp. 2024 3 Year Tranche Term Loan A1	7.20% (1 mo. USD Term SOFR + 1.75%)	1/30/2027	8,000,000	8,050,000

Pharmaceuticals 0.14%
Elanco Animal Health, Inc. Term Loan B	7.192% (1 mo. USD Term SOFR + 1.75%)	8/1/2027	6,849,036	6,850,371

Pipelines 0.44%
Buckeye Partners LP 2024 Term Loan B2	7.247% (1 mo. USD Term SOFR + 2.00%)	11/22/2030	4,112,924	4,119,566
Buckeye Partners LP 2024 Term Loan B3	7.247% (1 mo. USD Term SOFR + 2.00%)	11/1/2026	8,786,247	8,832,639
Epic Crude Services LP Term Loan B	10.361% (1 mo. USD Term SOFR + 5.00%)	3/2/2026	9,468,924	9,510,351
Total				22,462,556

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts 0.27%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.347% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	$3,911,798	$3,892,239
Iron Mountain, Inc. 2023 Term Loan B	7.247% (1 mo. USD Term SOFR + 2.00%)		1/31/2031	9,950,000	9,948,458
Total					13,840,697

Regional 0.09%
Seminole Tribe of Florida 2022 Term Loan A	6.485% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	4,444,444	4,400,000

Retail 0.27%
KFC Holding Co. 2021 Term Loan B	7.206% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	13,900,039	13,959,114

Software 0.14%
AppLovin Corp. 2024 Term Loan (2030)	7.747% (1 mo. USD Term SOFR + 2.50%)		8/16/2030	6,959,302	6,978,893
Total Floating Rate Loans (cost $330,954,048)					331,286,576

FOREIGN GOVERNMENT OBLIGATIONS 0.70%

Bermuda 0.22%
Bermuda Government International Bonds	5.00%		7/15/2032	11,390,000	11,353,552

Dominican Republic 0.07%
Dominican Republic International Bonds†(b)	7.05%		2/3/2031	3,000,000	3,222,723

Mexico 0.22%
Mexico Government International Bonds(b)	6.00%		5/7/2036	11,250,000	11,358,697

Panama 0.11%
Panama Government International Bonds(b)	7.50%		3/1/2031	5,000,000	5,359,623

Serbia 0.08%
Serbia International Bonds†(b)	6.00%		6/12/2034	3,960,000	4,028,686
Total Foreign Government Obligations (cost $34,295,034)					35,323,281

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(i) (Cost $131,337)	0.388%	#(j)	7/16/2054	4,173,977	49,777

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.85%
Government National Mortgage Association(k)	5.50%		TBA	$46,301,000	$46,602,803
Government National Mortgage Association(k)	6.00%		TBA	22,279,000	22,603,060
Government National Mortgage Association(k)	6.50%		TBA	58,010,000	59,211,624
Uniform Mortgage-Backed Security(k)	5.00%		TBA	47,509,000	47,178,169
Uniform Mortgage-Backed Security(k)	5.50%		TBA	143,499,000	145,015,722
Uniform Mortgage-Backed Security(k)	6.00%		TBA	77,499,000	79,021,187
Total Government Sponsored Enterprises Pass-Throughs (cost $399,353,947)					399,632,565

MUNICIPAL BONDS 0.31%

Natural Gas 0.31%
Texas Natural Gas Securitization Finance Corp. (cost $15,000,000)	5.169%		4/1/2041	15,000,000	15,507,516

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.04%
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.062% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	3,950,000	159,678
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.252% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	5,160,000	1,678,043
GS Mortgage Securities Trust Series 2015-GS1 Class XB(i)	0.326%	#(j)	11/10/2048	30,000,000	71,298
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.723%	#(j)	8/5/2034	16,028,000	87,946
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.665%	#(j)	8/5/2034	18,308,000	2,157
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,260,107)					1,999,122

U.S. TREASURY OBLIGATIONS 4.55%
U.S. Treasury Bonds	4.375%		8/15/2043	72,744,000	73,482,806
U.S. Treasury Bonds	4.50%		2/15/2044	124,790,000	127,948,747
U.S. Treasury Bonds	4.625%		5/15/2054	28,187,800	30,134,520
Total U.S. Treasury Obligations (cost $225,254,610)					231,566,073
Total Long-Term Investments (cost $5,331,924,894)					5,400,356,244

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.10%

REPURCHASE AGREEMENTS 0.91%
Repurchase Agreement dated 8/30/2024, 5.200% due 9/3/2024 with Barclays Bank PLC collateralized by $25,060,300 of U.S. Treasury Bond at 4.625% due 5/15/2044; value: $26,530,612; proceeds: $26,015,022 (cost $26,000,000)	$26,000,000	$26,000,000
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $18,144,900 of U.S. Treasury Note at 0.750% due 4/30/2026; $3,311,000 of U.S. Treasury Note at 4.250% due 6/30/2029; value: $20,649,932; proceeds: $20,251,307 (cost $20,245,008)	20,245,008	20,245,008
Total Repurchase Agreements (cost $46,245,008)		46,245,008

Time Deposits 0.02%
CitiBank N.A.(l) (cost $999,557)	999,557	999,557

	Shares
Money Market Funds 0.17%
Fidelity Government Portfolio(l) (cost $8,996,015)	8,996,015	8,996,015
Total Short-Term Investments (cost $56,240,580)		56,240,580
Total Investments in Securities 107.22% (cost $5,388,165,474)		5,456,596,824
Other Assets and Liabilities - Net(m) (7.22)%		(367,453,245)
Net Assets 100.00%		$5,089,143,579

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $2,129,443,758, which represents 41.84% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

(e)	Defaulted (non-income producing security).
(f)	Step Bond - Security with a predetermined schedule of interest rate changes.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.HY.41(4)	Goldman Sachs	5.00%	12/20/2028	$32,175,000	$(100,244)	$2,389,899	$2,289,655

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,389,899. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at August 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	4.945%	7/12/2025	$479,000,000	$–	$2,239,277	$2,239,277

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.960%	12-Month USD SOFR Index	11/15/2033	$113,416,000	$–	$(4,603,381)	$(4,603,381)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$7,393,000	$13,121

NSA  Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian Dollar	Sell	State Street Bank and Trust	11/22/2024	14,791,000	$10,802,106	$11,001,350	$(199,244)

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2024	4,196	Short	$(496,799,209)	$(492,767,750)	$4,031,459
U.S. 5-Year Treasury Note	December 2024	498	Short	(54,641,269)	(54,480,422)	160,847
Total Unrealized Appreciation on Futures Contracts						$4,192,306

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2024	1,322	Long	$274,645,360	$274,376,970	$(268,390)
U.S. Treasury Bond	December 2024	1,886	Long	234,356,987	232,213,750	(2,143,237)
U.S. Ultra Treasury Bond	December 2024	3,728	Long	499,329,964	491,863,000	(7,466,964)
Total Unrealized Depreciation on Futures Contracts						$(9,878,591)

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$313,973,063	$12,510,137	$326,483,200
Remaining Industries	–	64,413,293	–	64,413,293
Corporate Bonds	–	3,994,094,841	–	3,994,094,841
Floating Rate Loans	–	331,286,576	–	331,286,576
Foreign Government Obligations	–	35,323,281	–	35,323,281
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	49,777	–	49,777
Government Sponsored Enterprises Pass-Throughs	–	399,632,565	–	399,632,565
Municipal Bonds	–	15,507,516	–	15,507,516
Non-Agency Commercial Mortgage-Backed Securities	–	1,999,122	–	1,999,122
U.S. Treasury Obligations	–	231,566,073	–	231,566,073
Short-Term Investments
Repurchase Agreements	–	46,245,008	–	46,245,008
Time Deposits	–	999,557	–	999,557
Money Market Funds	8,996,015	–	–	8,996,015
Total	$8,996,015	$5,435,090,672	$12,510,137	$5,456,596,824
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,289,655	$–	$2,289,655
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	2,239,277	–	2,239,277
Liabilities	–	(4,603,381)	–	(4,603,381)
Centrally Cleared CPI Swap Contracts
Assets	–	13,121	–	13,121
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(199,244)	–	(199,244)
Futures Contracts
Assets	4,192,306	–	–	4,192,306
Liabilities	(9,878,591)	–	–	(9,878,591)
Total	$(5,686,285)	$(260,572)	$–	$(5,946,857)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.69%

ASSET-BACKED SECURITIES 26.36%

Automobiles 7.98%
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	$111,378	$107,324
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	4,786,459	4,740,098
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,109,798
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%	7/25/2029	1,090,000	1,103,324
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	2,683,446	2,711,258
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,832,000	1,860,842
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	15,179,912	15,275,819
Exeter Automobile Receivables Trust Series 2024-3 Class D	5.98%	9/16/2030	585,000	598,001
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	1,975,000	1,996,073
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	1,010,000	1,018,761
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	2,256,667	2,237,555
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	1,000,000	1,019,803
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	701,744	710,497
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	2,430,000	2,443,084
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	1,435,000	1,458,281
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,224,858
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	2,015,000	2,041,990
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	830,000	838,186
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	6,777,167	6,709,205

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	$2,521,195	$2,463,174
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	875,000	896,422
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%		9/17/2029	740,000	754,301
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	5,500,000	5,533,448
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%		7/15/2026	294,085	293,045
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	855,000	866,440
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	1,800,000	1,817,523
Total					62,829,110

Credit Card 1.94%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%		4/15/2029	2,435,000	2,495,352
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	870,000	909,565
BA Credit Card Trust Series 2024-A1 Class A	4.93%		5/15/2029	2,270,000	2,313,279
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	3,475,000	3,439,117
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	1,055,000	1,062,635
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	2,318,000	2,356,239
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	1,410,000	1,413,005
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	1,280,000	1,308,862
Total					15,298,054

Other 14.93%
ACREC Ltd. Series 2021-FL1 Class A†	6.603% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	1,018,633	1,009,029
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	155,761	155,171
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,281,988
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,509,740

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	6.651% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	$1,980,000	$1,982,333
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.663% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	4,555,530	4,559,490
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	2,102,628	1,923,241
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	6.416% (3 mo. USD Term SOFR + 1.13%)	#	10/17/2032	1,270,000	1,271,646
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.724% (3 mo. USD Term SOFR + 1.44%)	#	10/22/2030	335,163	335,499
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	707,330	707,888
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.771% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	1,374,545	1,366,602
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	6.575% (3 mo. USD Term SOFR + 1.31%)	#	7/27/2031	663,975	664,614
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	6.382% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2032	1,169,729	1,171,184
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.647% (3 mo. USD Term SOFR + 1.36%)	#	7/17/2031	2,709,417	2,713,205
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	6.176% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2031	3,250,000	3,250,978	(a)
Cedar Funding XI Clo Ltd. Series 2019-11A Class A1R†	6.374% (3 mo. USD Term SOFR + 1.31%)	#	5/29/2032	3,220,000	3,222,171
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.541% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	2,933,628	2,937,247
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	6.431% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	2,461,119	2,464,893
Dell Equipment Finance Trust Series 2024-1 Class A2†	5.58%		3/22/2030	1,200,000	1,205,541

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	6.268% (3 mo. USD Term SOFR + 1.15%)	#	8/15/2031	$2,850,435	$2,853,252
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.543% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028	1,235,998	1,236,909
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.495% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	455,024	455,421
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	3,060,000	3,123,585
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.471% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	2,100,000	2,088,845
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.453% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	1,351,805	1,338,571
KKR CLO 15 Ltd. Series 15 Class A1R2†	6.318% (3 mo. USD Term SOFR + 1.10%)	#	1/18/2032	2,450,000	2,453,098
KKR CLO 15 Ltd. Series 15 Class BR2†	6.768% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	1,630,000	1,631,412
KKR CLO 23 Ltd. Series 23 Class BR†(b)	1.00% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	1,600,000	1,600,000
KKR CLO 24 Ltd. Series 24 Class A1R†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	4,724,021	4,728,272
KKR CLO 40 Ltd. Series 40A Class AR†	6.582% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	2,390,000	2,393,364
KREF Ltd. Series 2021-FL2 Class A†	6.523% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	1,167,633	1,145,363
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	5,810,000	5,805,429
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,303,471
LFT CRE Ltd. Series 2021-FL1 Class A†	6.621% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	1,066,785	1,064,161
LFT CRE Ltd. Series 2021-FL1 Class B†	7.201% (1 mo. USD Term SOFR + 1.86%)	#	6/15/2039	1,570,000	1,549,461
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	395,000	396,175
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	6.379% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	2,450,000	2,449,977

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	$1,460,000	$1,370,286
MF1 LLC Series 2024-FL14 Class A†	7.079% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	2,270,000	2,261,914
MF1 Ltd. Series 2021-FL7 Class A†	6.536% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	745,464	741,504
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	6.512% (3 mo. USD Term SOFR + 1.23%)	#	4/20/2033	2,080,000	2,081,678
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.516% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	2,148,337	2,151,559
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	2,421,293	2,423,216
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	88,615	88,648
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.378% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	1,632,535	1,633,753
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	4,945	4,941
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,198,034
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	5,445,000	5,493,906
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	102,059	101,884
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	965,000	983,663
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	6.385% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	2,869,943	2,873,073
Romark CLO Ltd. Series 2017-1A Class A1R†	6.575% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	3,856,519	3,860,105
RR 12 Ltd. Series 2020-12A Class AAR3†	6.551% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2036	2,000,000	2,002,122
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	2,750,000	2,752,930
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	821,214	809,887

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	$4,303,241	$4,256,585
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	330,000	338,333
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.585% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	342,836	343,131
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.623% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	3,116,145	3,118,327
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	348,561	348,711
Total					117,587,416

Rec Vehicle Loan 0.30%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	5,950	5,936
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	1,302,656	1,295,891
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	1,095,853	1,093,965
Total					2,395,792

Student Loan 1.21%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	375,418	347,255
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	2,452,978	2,204,021
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	5,145,016	4,673,228
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	2,505,057	2,322,430
Total					9,546,934
Total Asset-Backed Securities (cost $209,076,355)					207,657,306

CORPORATE BONDS 59.66%

Aerospace/Defense 1.04%
BAE Systems PLC (United Kingdom)†(c)	5.125%		3/26/2029	443,000	452,340
Boeing Co.	2.196%		2/4/2026	1,298,000	1,244,184
Boeing Co.	2.25%		6/15/2026	223,000	212,083
Boeing Co.	3.20%		3/1/2029	760,000	701,191

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Boeing Co.†	6.259%	5/1/2027	$843,000	$867,489
Boeing Co.†	6.298%	5/1/2029	1,333,000	1,392,706
Bombardier, Inc. (Canada)†(c)	7.875%	4/15/2027	373,000	374,502
HEICO Corp.	5.25%	8/1/2028	772,000	791,733
Rolls-Royce PLC (United Kingdom)†(c)	3.625%	10/14/2025	249,000	244,115
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	400,000	410,366
Triumph Group, Inc.†	9.00%	3/15/2028	1,442,000	1,524,658
Total				8,215,367

Agriculture 2.01%
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	2,000,000	2,099,176
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	4,954,000	5,128,420
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	4,352,000	4,150,796
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	4,414,000	4,421,398
Total				15,799,790

Airlines 0.13%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	74,911	74,210
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	955,316	964,817
Total				1,039,027

Apparel 0.39%
PVH Corp.	4.625%	7/10/2025	1,561,000	1,551,564
Tapestry, Inc.	7.05%	11/27/2025	1,503,000	1,531,415
Total				3,082,979

Auto Manufacturers 1.84%
Daimler Truck Finance North America LLC†	5.125%	9/25/2027	553,000	562,371
Ford Motor Credit Co. LLC	5.80%	3/8/2029	1,429,000	1,456,919
Ford Motor Credit Co. LLC	5.85%	5/17/2027	823,000	837,174
General Motors Financial Co., Inc.	5.35%	7/15/2027	577,000	587,515
General Motors Financial Co., Inc.	5.40%	4/6/2026	1,204,000	1,215,500
General Motors Financial Co., Inc.	5.40%	5/8/2027	814,000	829,084
General Motors Financial Co., Inc.	5.55%	7/15/2029	699,000	718,349
Hyundai Capital America†	2.00%	6/15/2028	910,000	826,240
Hyundai Capital America†	5.30%	1/8/2029	584,000	595,399
Hyundai Capital America†	5.50%	3/30/2026	115,000	116,202
Hyundai Capital America†	5.65%	6/26/2026	1,665,000	1,690,155
Hyundai Capital America†	6.10%	9/21/2028	1,497,000	1,568,788

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.50%		1/16/2029	$2,000,000	$2,130,669
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	376,929
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	1,007,835
Total					14,519,129

Auto Parts & Equipment 0.11%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	876,000	886,238

Banks 17.60%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	5,620,000	5,589,198
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	1,000,000	995,527
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	1,327,000	1,408,379
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	2,317,000	2,297,517
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	5.381%		3/13/2029	1,000,000	1,031,784
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	4,122,000	3,955,422
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	2,522,000	2,548,577
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	4,197,000	3,968,036
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%)	#	3/20/2030	1,197,000	1,227,136
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	1,792,000	1,814,101
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,069,386
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	1,142,000	1,132,993
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	3,750,000	3,761,334
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,872,000	1,934,451
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	1,022,995
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	446,000	435,783
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,357,000	1,291,433
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	436,000	431,487
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%)	#	5/20/2030	1,426,000	1,464,146
BPCE SA (France)†(c)	4.50%		3/15/2025	2,114,000	2,099,871

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(c)	5.716% (1 yr. CMT + 1.96%)	#	1/18/2030	$705,000	$722,638
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%)	#	1/18/2027	2,788,000	2,823,756
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%)	#	3/15/2030	540,000	556,171
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	1,811,000	1,846,320
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	646,000	664,278
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	2,058,000	2,045,402
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	608,000	586,410
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	5,328,000	5,292,541
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	1,087,000	1,107,956
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	458,000	472,832
Discover Bank	4.25%		3/13/2026	1,275,000	1,264,094
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	1,472,000	1,505,076
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	2,139,000	2,198,350
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	4,434,000	4,189,646
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,467,000	2,354,474
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	4,000,000	3,945,728
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%)	#	5/17/2028	1,164,000	1,189,296
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	788,000	785,858
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	4,314,000	4,313,394
ING Groep NV (Netherlands)(c)	6.083% (SOFR + 1.56%)	#	9/11/2027	2,971,000	3,051,318
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	1,102,000	1,106,057
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	5,156,000	5,118,050

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	$759,000	$771,630
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%)	#	10/14/2025	6,843,000	6,807,598
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%)	#	1/12/2027	403,000	384,083
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	4,341,000	4,315,652
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	476,000	484,266
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	871,000	873,807
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	614,000	617,073
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	2,290,000	2,380,967
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	839,000	855,658
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	764,000	794,782
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	2,232,000	2,095,484
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	3,337,000	3,306,281
Societe Generale SA (France)†(c)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	631,000	601,268
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	1,992,000	1,966,913
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	613,000	625,613
State Street Corp.	4.53% (SOFR + 1.02%)	#	2/20/2029	460,000	460,874
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	1,425,000	1,465,148
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	563,000	577,657
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	2,554,000	2,555,389
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	802,000	816,749
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	434,000	446,152

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	$1,707,000	$1,784,922
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,197,723
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%)	#	9/11/2025	2,557,000	2,555,345
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	788,184
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	2,520,000	2,451,822
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	5,134,000	5,164,816
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	851,000	874,236
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	949,000	1,007,019
Total					138,646,312

Beverages 0.22%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,231,757
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	491,000	507,126
Total					1,738,883

Biotechnology 0.25%
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,960,216

Chemicals 0.86%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	1,250,000	1,290,295
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,984,000	1,905,034
Kraton Corp.†	5.00%		7/15/2027	973,000	985,440
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	1,835,000	1,736,193
Solvay Finance America LLC†	5.65%		6/4/2029	817,000	843,467
Total					6,760,429

Commercial Services 0.77%
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	644,000	657,203
GXO Logistics, Inc.	6.25%		5/6/2029	1,116,000	1,164,904
Quanta Services, Inc.	4.75%		8/9/2027	546,000	548,584
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,685,193
Total					6,055,884

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.14%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	$948,000	$869,519
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(c)	6.00%		6/4/2029	252,000	261,576
Total					1,131,095

Diversified Financial Services 4.23%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.45%		4/15/2027	974,000	1,013,763
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	906,000	939,893
Aircastle Ltd.†	5.25%		8/11/2025	6,323,000	6,307,760
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	5,016,897
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	331,298
Aviation Capital Group LLC†	5.375%		7/15/2029	439,000	444,128
Aviation Capital Group LLC†	5.50%		12/15/2024	2,287,000	2,283,295
Aviation Capital Group LLC†	6.25%		4/15/2028	1,239,000	1,288,044
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	2,247,000	2,213,124
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	614,000	628,777
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	3,679,000	3,825,677
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	337,000	337,966
KODIT Global Co. Ltd. (South Korea)†(c)	5.357%		5/29/2027	1,060,000	1,082,705
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,408,289
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	340,103
Navient Corp.	5.875%		10/25/2024	3,421,000	3,418,811
Navient Corp.	6.75%		6/25/2025	800,000	803,429
Nuveen LLC†	5.55%		1/15/2030	443,000	459,481
Radian Group, Inc.	6.20%		5/15/2029	812,000	846,082
Synchrony Financial	5.935% (SOFR + 2.13%)	#	8/2/2030	336,000	342,171
Total					33,331,693

Electric 5.01%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	437,085
AES Corp.†	3.30%		7/15/2025	2,791,000	2,738,604
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	722,000	727,493
Ameren Corp.	5.00%		1/15/2029	1,053,000	1,068,449
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,054,186
Calpine Corp.†	5.25%		6/1/2026	401,000	399,987
CenterPoint Energy, Inc.	5.40%		6/1/2029	860,000	884,603
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	803,000	775,839
DTE Energy Co.	4.875%		6/1/2028	1,718,000	1,737,511

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
DTE Energy Co.	5.10%	3/1/2029	$1,088,000	$1,109,082
Enel Finance International NV (Netherlands)†(c)	5.125%	6/26/2029	858,000	871,272
Engie SA (France)†(c)	5.25%	4/10/2029	452,000	463,923
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	1,977,000	1,978,641
Fells Point Funding Trust†	3.046%	1/31/2027	2,777,000	2,670,024
FirstEnergy Pennsylvania Electric Co.†	5.15%	3/30/2026	1,081,000	1,085,450
Liberty Utilities Co.†	5.577%	1/31/2029	678,000	696,493
Niagara Mohawk Power Corp.†	3.508%	10/1/2024	2,337,000	2,330,257
OGE Energy Corp.	5.45%	5/15/2029	344,000	356,101
Pacific Gas & Electric Co.	3.15%	1/1/2026	4,190,729	4,092,696
Pacific Gas & Electric Co.	5.55%	5/15/2029	642,000	660,979
Puget Energy, Inc.	3.65%	5/15/2025	2,587,000	2,557,083
System Energy Resources, Inc.	6.00%	4/15/2028	7,890,000	8,246,805
Trans-Allegheny Interstate Line Co.†	3.85%	6/1/2025	2,520,000	2,496,153
Total				39,438,716

Energy-Alternate Sources 0.18%
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	1,425,970	1,374,280

Entertainment 0.47%
Everi Holdings, Inc.†	5.00%	7/15/2029	2,000,000	1,983,805
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,348,000	1,291,698
Warnermedia Holdings, Inc.	4.054%	3/15/2029	419,000	391,605
Total				3,667,108

Environmental Control 0.15%
Veralto Corp.†	5.35%	9/18/2028	1,154,000	1,190,067

Food 0.44%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,492,000	1,459,252
Kroger Co.	4.60%	8/15/2027	597,000	598,673
Kroger Co.	4.65%	9/15/2029	604,000	604,103
Kroger Co.	4.70%	8/15/2026	479,000	480,501
Tyson Foods, Inc.	5.40%	3/15/2029	273,000	281,552
Total				3,424,081

Gas 0.67%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	3,505,000	3,482,425
NiSource, Inc.	5.20%	7/1/2029	480,000	491,601
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,294,553
Total				5,268,579

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Hand/Machine Tools 0.48%
Regal Rexnord Corp.	6.05%	2/15/2026	$1,497,000	$1,516,172
Regal Rexnord Corp.	6.05%	4/15/2028	2,206,000	2,280,439
Total				3,796,611

Health Care-Products 0.40%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	232,000	233,924
Solventum Corp.†	5.40%	3/1/2029	1,796,000	1,833,334
Solventum Corp.†	5.45%	2/25/2027	1,088,000	1,103,468
Total				3,170,726

Health Care-Services 0.90%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,637,359
Centene Corp.	4.25%	12/15/2027	3,076,000	3,009,820
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	413,444
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	496,000	508,834
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	520,000	543,503
Total				7,112,960

Home Furnishings 0.04%
LG Electronics, Inc. (South Korea)†(c)	5.625%	4/24/2027	313,000	319,331

Insurance 3.57%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,714,000	1,732,810
Aon Corp.	8.205%	1/1/2027	1,183,000	1,271,265
Aon North America, Inc.	5.15%	3/1/2029	490,000	501,964
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,058,782
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,294,216
Brighthouse Financial Global Funding†	5.65%	6/10/2029	968,000	992,528
CNO Financial Group, Inc.	5.25%	5/30/2025	750,000	749,079
CNO Global Funding†	5.875%	6/4/2027	1,223,000	1,253,607
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,230,656
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,464,515
F&G Annuities & Life, Inc.	6.50%	6/4/2029	591,000	603,305
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,438,000	1,507,719
F&G Global Funding†	0.90%	9/20/2024	1,368,000	1,364,769
F&G Global Funding†	1.75%	6/30/2026	1,080,000	1,015,197
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,483,529
F&G Global Funding†	5.875%	6/10/2027	842,000	857,181
GA Global Funding Trust†	0.80%	9/13/2024	1,032,000	1,030,559

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	5.50%	1/8/2029	$1,386,000	$1,422,634
Jackson National Life Global Funding†	5.55%	7/2/2027	1,119,000	1,143,908
Jackson National Life Global Funding†	5.60%	4/10/2026	837,000	846,121
Met Tower Global Funding†	5.25%	4/12/2029	511,000	527,481
MGIC Investment Corp.	5.25%	8/15/2028	750,000	747,153
NMI Holdings, Inc.	6.00%	8/15/2029	344,000	352,562
RGA Global Funding†	5.448%	5/24/2029	660,000	681,171
Total				28,132,711

Internet 0.56%
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	2,000,000	1,908,687
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	600,000	652,284
Uber Technologies, Inc.†	4.50%	8/15/2029	1,895,000	1,862,045
Total				4,423,016

Investment Companies 0.11%
Blue Owl Credit Income Corp.†	6.60%	9/15/2029	827,000	842,886

Leisure Time 0.03%
Harley-Davidson Financial Services, Inc.†	5.95%	6/11/2029	253,000	258,940

Lodging 0.31%
Hyatt Hotels Corp.	5.25%	6/30/2029	502,000	510,300
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,542,477
Las Vegas Sands Corp.	5.90%	6/1/2027	337,000	344,087
Total				2,396,864

Machinery-Diversified 0.06%
AGCO Corp.	5.45%	3/21/2027	215,000	218,356
IDEX Corp.	4.95%	9/1/2029	208,000	210,789
Total				429,145

Media 0.22%
Discovery Communications LLC	3.95%	3/20/2028	287,000	271,744
FactSet Research Systems, Inc.	2.90%	3/1/2027	982,000	942,501
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	551,635
Total				1,765,880

Mining 1.38%
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	354,000	325,602
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	4,500,000	4,497,735
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	201,000	193,552

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	$788,000	$780,875
First Quantum Minerals Ltd. (Canada)†(c)	6.875%	10/15/2027	500,000	496,346
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,077,675
Glencore Funding LLC†	5.338%	4/4/2027	1,224,000	1,245,051
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,239,161
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,012,646
Total				10,868,643

Office/Business Equipment 0.02%
CDW LLC/CDW Finance Corp.	5.10%	3/1/2030	156,000	156,819

Oil & Gas 7.18%
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	2,306,000	2,193,589
Apache Corp.	4.375%	10/15/2028	2,530,000	2,467,767
Chord Energy Corp.†	6.375%	6/1/2026	2,228,000	2,245,924
CITGO Petroleum Corp.†	7.00%	6/15/2025	837,000	839,071
Civitas Resources, Inc.†	8.375%	7/1/2028	858,000	905,631
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,186,185
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	3,018,874
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	536,914
Crescent Energy Finance LLC†	9.25%	2/15/2028	825,000	875,311
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,765,614
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,206,331
Diamondback Energy, Inc.	5.15%	1/30/2030	355,000	363,343
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,279,000	2,320,528
EQT Corp.	3.90%	10/1/2027	3,000,000	2,933,226
HF Sinclair Corp.†	5.00%	2/1/2028	1,500,000	1,480,067
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,359,000	2,350,113
Marathon Oil Corp.	5.30%	4/1/2029	873,000	899,496
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,710,336
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	585,000	594,468
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	225,000	4
Ovintiv, Inc.	5.65%	5/15/2028	2,000,000	2,058,897
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	3,594,000	3,488,903
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	750,000	741,403
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,329,533
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,408,335
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	2,719,000	2,857,666

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	$2,000,000	$1,940,958
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,833,585
Total				56,552,072

Packaging & Containers 0.03%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	258,000	267,076

Pharmaceuticals 0.86%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	3,750,000	3,707,769
Bayer U.S. Finance LLC†	6.125%	11/21/2026	587,000	602,180
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,886,176
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	636,000	609,530
Total				6,805,655

Pipelines 1.62%
6297782 LLC†	4.911%	9/1/2027	756,000	757,797
6297782 LLC†	5.026%	10/1/2029	916,000	914,271
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	524,000	538,731
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,050,502
EnLink Midstream LLC†	5.625%	1/15/2028	1,810,000	1,844,468
EnLink Midstream Partners LP	4.15%	6/1/2025	1,013,000	1,002,583
EQM Midstream Partners LP†	7.50%	6/1/2027	87,000	89,730
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	281,000	287,927
Kinder Morgan, Inc.	5.00%	2/1/2029	500,000	506,736
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	2,879,000	2,912,739
Venture Global LNG, Inc.†	8.125%	6/1/2028	650,000	681,195
Western Midstream Operating LP	6.35%	1/15/2029	448,000	472,665
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	699,166
Total				12,758,510

REITS 3.75%
American Tower Corp.	3.60%	1/15/2028	4,211,000	4,073,559
American Tower Corp.	5.50%	3/15/2028	1,653,000	1,698,741
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,477,679
EPR Properties	4.75%	12/15/2026	3,360,000	3,320,681
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,272,907
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,067,000	1,981,694
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	158,000	165,748

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Kite Realty Group Trust	4.00%	3/15/2025	$1,755,000	$1,737,551
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	4,577,000	4,530,349
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,522,427
Vornado Realty LP	3.50%	1/15/2025	1,500,000	1,485,854
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%	9/17/2024	5,314,000	5,305,916
Total				29,573,106

Retail 0.26%
CEC Entertainment LLC†	6.75%	5/1/2026	700,000	698,253
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	1,305,000	1,317,127
Total				2,015,380

Semiconductors 0.64%
Broadcom, Inc.	5.05%	7/12/2027	1,162,000	1,179,986
Broadcom, Inc.	5.05%	7/12/2029	807,000	822,931
Entegris, Inc.†	4.375%	4/15/2028	955,000	918,132
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,291,523
Foundry JV Holdco LLC†	5.90%	1/25/2030	302,000	310,765
Qorvo, Inc.	1.75%	12/15/2024	529,000	522,661
Total				5,045,998

Software 0.24%
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	961,000	982,903
Concentrix Corp.	6.65%	8/2/2026	730,000	750,563
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	173,000	178,244
Total				1,911,710

Telecommunications 0.31%
Altice France SA (France)†(c)	8.125%	2/1/2027	800,000	644,333
Sprint Capital Corp.	6.875%	11/15/2028	1,664,000	1,803,592
Total				2,447,925

Trucking & Leasing 0.14%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	316,000	314,247
GATX Corp.	5.40%	3/15/2027	380,000	387,141
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%	11/15/2026	380,000	369,795
Total				1,071,183

Water 0.04%
Essential Utilities, Inc.	4.80%	8/15/2027	316,000	318,185
Total Corporate Bonds (cost $469,121,392)				469,971,205

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(f) 2.01%

Diversified Financial Services 0.19%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.097% (1 mo. USD Term SOFR + 1.75%)		4/28/2028	$1,447,496	$1,451,636

Health Care Services 0.26%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	8.312% (1 mo. USD Term SOFR + 3.00%)		2/22/2028	1,995,000	2,002,481

Internet 0.29%
Gen Digital, Inc. 2021 Term Loan A	6.847% (1 mo. USD Term SOFR + 1.50%)		9/10/2027	2,312,500	2,313,656

Media 0.19%
Univision Communications, Inc. 2021 First Lien Term Loan B	8.611% (1 mo. USD Term SOFR + 3.25%)		3/16/2026	1,500,000	1,501,118

Oil & Gas 0.51%
Occidental Petroleum Corp. 2 Year Term Loan	–	(g)	12/29/2025	3,156,000	3,156,394
Occidental Petroleum Corp. 364 Day Term Loan	–	(g)	12/27/2024	863,000	863,108
Total					4,019,502

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	7.192% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	1,888,891	1,889,259

Pipelines 0.08%
Buckeye Partners LP 2024 Term Loan B3	7.247% (1 mo. USD Term SOFR + 2.00%)		11/1/2026	620,339	623,615

Semiconductors 0.25%
Broadcom, Inc. 2023 Term Loan A3	6.372% (1 mo. USD Term SOFR + 1.13%)		8/14/2026	2,000,000	1,992,500
Total Floating Rate Loans (cost $15,798,464)					15,793,767

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.10%

Colombia 0.07%
Colombia Government International Bonds	3.875%		4/25/2027	609,000	584,944

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Panama 0.03%
Panama Government International Bonds	8.875%		9/30/2027	$217,000	$238,705
Total Foreign Government Obligations (cost $810,408)					823,649

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1(h)	0.275%	#(i)	11/25/2026	13,296,697	44,512
Government National Mortgage Association Series 2013-193 IO(h)	0.172%	#(i)	1/16/2055	17,937	135
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(i)	1/16/2048	109,053	99,821
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	14,548	14,206
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $173,626)					158,674

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.64%
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	92,847	94,073
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	84,429	87,289
Federal Home Loan Mortgage Corp.	6.144% (1 yr. USD RFUCCT + 1.78%)	#	5/1/2036	12,594	13,016
Federal Home Loan Mortgage Corp.	6.208% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	45,664	47,142
Federal Home Loan Mortgage Corp.	6.291% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	14,798	15,322
Federal Home Loan Mortgage Corp.	6.357% (1 yr. USD RFUCCT + 1.80%)	#	10/1/2038	12,804	13,210
Federal Home Loan Mortgage Corp.	6.401% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	37,836	39,027
Federal Home Loan Mortgage Corp.	6.787% (1 yr. USD RFUCCT + 1.92%)	#	9/1/2036	44,609	46,038
Federal National Mortgage Association	6.119% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	28,117	28,990
Federal National Mortgage Association	6.136% (1 yr. USD RFUCCT + 1.81%)	#	12/1/2040	19,356	20,026
Federal National Mortgage Association	6.167% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	19,903	20,578
Federal National Mortgage Association	6.291% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	41,371	42,775
Federal National Mortgage Association	6.355% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	10,618	10,974

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.357% (1 yr. CMT + 2.24%)	#	3/1/2038	$3,044	$3,140
Federal National Mortgage Association	6.446% (1 yr. USD RFUCCT + 1.53%)	#	6/1/2038	44,353	44,913
Federal National Mortgage Association	6.501% (1 yr. USD RFUCCT + 1.61%)	#	8/1/2037	3,972	4,099
Federal National Mortgage Association	6.563% (1 yr. USD RFUCCT + 1.62%)	#	8/1/2038	7,988	8,112
Federal National Mortgage Association	6.608% (1 yr. USD RFUCCT + 1.80%)	#	3/1/2042	144,424	149,431
Federal National Mortgage Association	6.617% (1 yr. CMT + 2.20%)	#	1/1/2038	28,236	29,141
Federal National Mortgage Association	6.621% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	47,814	49,456
Federal National Mortgage Association	6.747% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2038	15,756	16,384
Federal National Mortgage Association	6.805% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	32,780	33,899
Federal National Mortgage Association	7.516% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	22,842	23,625
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	38,314	39,692
Federal National Mortgage Association	7.682% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	168,351	174,458
Uniform Mortgage-Backed Security(j)	5.50%		TBA	3,914,000	3,974,923
Total Government Sponsored Enterprises Pass-Throughs (cost $5,033,648)					5,029,733

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.87%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(i)	12/25/2059	65,657	62,846
Bank5 Series 2023-5YR2 Class A3	6.656%	#(i)	7/15/2056	1,200,000	1,271,668
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	93,341	90,452
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2029	2,310,000	2,411,382
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(i)	11/15/2056	800,000	865,860
BWAY Mortgage Trust Series 2013-1515 Class XB†(h)	0.534%	#(i)	3/10/2033	47,800,000	918
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.779% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	1,477,436	1,477,747
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	2,742,690	2,738,172

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2024-CNYN Class A†	6.779% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	$1,483,611	$1,479,447
BXHPP Trust Series 2021-FILM Class A†	6.102% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	2,580,000	2,485,836
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(h)	1.755%	#(i)	5/10/2058	724,801	12,876
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.21%	#(i)	11/10/2049	2,507,994	41,484
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.781%	#(i)	12/10/2054	3,308,871	38,634
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(h)	0.269%	#(i)	7/10/2047	2,488,824	16
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	0.44%	#(i)	6/10/2048	5,246,963	7,226
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(h)	1.289%	#(i)	10/15/2045	861,123	28
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.478%	#(i)	8/10/2049	753,296	11,935
CONE Trust Series 2024-DFW1 Class A†	6.979% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	650,000	651,159
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB(h)	0.32%	#(i)	12/15/2049	20,135,000	95,436
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.686%	#(i)	9/15/2037	39,135,267	79,202
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(h)	0.103%	#(i)	6/15/2057	82,732,000	44,425
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(h)	1.071%	#(i)	11/15/2049	3,955,739	48,249
DBJPM Mortgage Trust Series 2016-C3 Class XA(h)	1.546%	#(i)	8/10/2049	7,835,073	153,601
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	113,082	108,695
DBWF Mortgage Trust Series 2015-LCM Class XA†(h)	0.537%	#(i)	6/10/2034	226,164	881
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.116%	#(i)	12/10/2036	61,529,000	59,270
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2023-HQA1 Class M1A†	7.349% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	1,295,770	1,309,858

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5 Class M2†	6.999% (30 day USD SOFR Average + 1.65%)	#	1/25/2034	$2,083,750	$2,093,525
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.549% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	646,711	657,827
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.449% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	151,616	152,774
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.649% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	393,264	402,761
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	6.599% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	2,188,847	2,192,455
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	6.599% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	1,791,449	1,796,626
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.498% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	1,259,732	1,261,102
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.349% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	773,167	774,301
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	6.349% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	995,340	996,554
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.752% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	3,000,000	2,778,430
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.502% (1 mo. USD Term SOFR + 6.16%)	#	5/15/2026	560,000	123,634
GS Mortgage Securities Trust Series 2015-GS1 Class XA(h)	0.90%	#(i)	11/10/2048	984,989	6,188

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	$600,000	$445,594
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	200,000	108,698
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	469,000	180,139
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	618,000	125,330
HONO Mortgage Trust Series 2021-LULU Class A†	6.602% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	700,000	677,796
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(h)	1.302%	#(i)	4/15/2046	54,012	2
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(h)	0.951%	#(i)	11/15/2047	1,397,259	40
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,672,500
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(h)	0.503%	#(i)	6/10/2027	2,906,000	1,337
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(h)	0.16%	#(i)	6/10/2027	1,292,000	129
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(h)	0.675%	#(i)	5/15/2048	1,238,425	3,070
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.706%	#(i)	12/15/2049	3,186,352	30,084
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.093%	#(i)	9/15/2050	6,765,526	135,466
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.834% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	658,000	446,203
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.534% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	449,000	272,951
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.934% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	332,000	185,520

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(h)	0.555%	#(i)	7/5/2033	$95,152,000	$752,189
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†(h)	0.639%	#(i)	7/5/2031	129,394,000	2,860
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†(h)	0.308%	#(i)	7/5/2031	50,413,000	413
KIND Commercial Mortgage Trust Series 2024-1 Class A†	7.24% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	670,000	670,546
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(h)	1.829%	#(i)	3/10/2049	824,703	10,486
LSTAR Commercial Mortgage Trust Series 2016-4 XB Class XB†(h)	0.807%	#(i)	3/10/2049	19,753,000	161,865
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	820,248	813,181
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(h)	0.676%	#(i)	7/15/2050	5,101,639	10,448
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.403%	#(i)	11/15/2049	3,806,820	73,223
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(h)	1.57%	#(i)	8/15/2049	3,334,080	69,985
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	62,965	61,032
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(i)	1/26/2060	94,740	88,423
One New York Plaza Trust Series 2020-1NYP Class A†	6.402% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	300,000	286,193
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	25,560	24,951
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	20,737	19,770
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	7.392% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	900,000	935,412
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(d)	1/25/2060	60,517	58,919
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(h)	0.722%	#(i)	6/15/2048	3,013,411	8,052
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(h)	0.096%	#(i)	6/15/2048	58,000,000	17,151

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(h)	1.849%	#(i)	8/15/2049	$1,564,291	$34,903
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(h)	1.121%	#(i)	10/15/2049	7,056,835	125,137
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,000,000	1,046,410
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(h)	0.644%	#(i)	8/15/2047	15,000,000	321
Total Non-Agency Commercial Mortgage-Backed Securities (cost $43,532,697)					38,340,209

U.S. TREASURY OBLIGATIONS 1.03%
U.S. Treasury Inflation-Indexed Notes(k) (cost $8,066,208)	0.375%		7/15/2025	8,280,500	8,114,409
Total Long-Term Investments (cost $751,612,798)					745,888,952

SHORT-TERM INVESTMENTS 0.53%

REPURCHASE AGREEMENTS 0.53%
Repurchase Agreement dated 8/30/2024, 5.200% due 9/3/2024 with Barclays Bank PLC collateralized by $963,900 of U.S. Treasury Bond at 4.625% due 5/15/2044; value: $1,020,408; proceeds: $1,000,578 (cost $1,000,000)				1,000,000	1,000,000
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $3,453,300 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $3,280,517; proceeds: $3,217,068 (cost $3,216,068)				3,216,068	3,216,068
Total Repurchase Agreements (cost $4,216,068)					4,216,068
Total Investments in Securities 95.22% (cost $755,828,866)					750,105,020
Other Assets and Liabilities - Net(l) 4.78%					37,619,736
Net Assets 100.00%					$787,724,756

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $466,397,328, which represents 59.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond - Security with a predetermined schedule of interest rate changes.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(g)	Interest Rate to be determined.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$52,244	$94,645	$146,889

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $94,645. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at August 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$–	$7,296	$7,296
Bank of America(2)	12-Month USD SOFR Index	4.718%	9/28/2025	64,240,000	–	351,955	351,955
Bank of America(2)	12-Month USD SOFR Index	5.013%	3/7/2025	98,473,000	(290)	87,585	87,295
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					(290)	446,836	$446,546

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3-Month USD Fed Funds Index	0.184%	10/21/2025	$165,637	$–	$(7,224)	$(7,224)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	$10,000,000	$1,337,656
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	1,360,908
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	629,059
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	611,273
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,025,794
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	985,946
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	961,070
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	905,597
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	900,552
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	914,961
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,211,367
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	868,691
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	879,274
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	872,182
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	851,839
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	856,027
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	861,830
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	843,718
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	424,164
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,010,125

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	$50,000,000	$269,911
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,567,382
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	1,584,981
Bank of America	2.700%	CPI Urban Consumer NSA	10/15/2024	70,000,000	518,955
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	878,448
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$25,131,710

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	1.990%	CPI Urban Consumer NSA	7/18/2025	$85,000,000	$(200,536	)(1)
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000		(114,126)
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000		(327,086)
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000		(565,828)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	(94,616	)(2)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(611,755	)(3)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(401,015)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(715,906	)(4)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(3,030,868)

NSA	Non-seasonally adjusted.
(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $173,377, which includes upfront payment of $(27,159). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $121,711, which includes upfront payment of $27,095. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $1,228,787, which includes upfront payment of $617,032. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $209,587, which includes upfront payment of $(506,319). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,529,606
Bank of America	1.747%	CPI Urban Consumer NSA	8/22/2026	20,000,000	3,193,373
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,147,886
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	600,681
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,026,341
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	484,672
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	483,461
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	462,696
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	430,906
Barclays Bank PLC	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,493,868
Barclays Bank PLC	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,143,649
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,091,826
Barclays Bank PLC	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,157,003
Barclays Bank PLC	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	1,744,971
Barclays Bank PLC	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,661,625
Barclays Bank PLC	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,167,079
Barclays Bank PLC	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,635,539
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	844,259
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	36,261
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	441,368
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,078,604
Total Unrealized Appreciation on CPI OTC Swap Contracts					$25,855,674

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2024

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,387,261)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(773,410)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,747,923)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(361,460)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	(10,791)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,422,711)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(6,703,556)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2024	1,557	Long	$323,466,328	$323,150,486	$(315,842)
U.S. 5-Year Treasury Note	December 2024	784	Long	86,062,543	85,768,375	(294,168)
Total Unrealized Depreciation on Futures Contracts						$(610,010)

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$114,336,438	$3,250,978	$117,587,416
Remaining Industries	–	90,069,890	–	90,069,890
Corporate Bonds	–	469,971,205	–	469,971,205
Floating Rate Loans	–	15,793,767	–	15,793,767
Foreign Government Obligations	–	823,649	–	823,649
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	158,674	–	158,674
Government Sponsored Enterprises Pass-Throughs	–	5,029,733	–	5,029,733
Non-Agency Commercial Mortgage-Backed Securities	–	38,340,209	–	38,340,209
U.S. Treasury Obligations	–	8,114,409	–	8,114,409
Short–Term Investments
Repurchase Agreements	–	4,216,068	–	4,216,068
Total	$–	$746,854,042	$3,250,978	$750,105,020
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$146,889	$–	$146,889
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	446,546	–	446,546
Liabilities	–	(7,224)	–	(7,224)
Centrally Cleared CPI Swap Contracts
Assets	–	25,131,710	–	25,131,710
Liabilities	–	(3,030,868)	–	(3,030,868)
OTC CPI Swap Contracts
Assets	–	25,855,674	–	25,855,674
Liabilities	–	(6,703,556)	–	(6,703,556)
Futures Contracts
Assets	–	–	–	–
Liabilities	(610,010)	–	–	(610,010)
Total	$(610,010)	$41,839,171	$–	$41,229,161

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.92%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.92%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	10,060,469		$196,279,744
Lord Abbett Investment Trust-Convertible Fund-Class I(b)(d)	1,485,050		20,211,528
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(e)	32,430,323		304,845,038
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(f)	11,071,991		262,406,177
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(g)	16,915,968		72,062,023
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(h)	4,597,669		37,471,006
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	21,426,313		342,178,211
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(b)(i)	4,583,477		193,468,578
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(j)	17,091,399		110,239,525
Lord Abbett Investment Trust-Income Fund-Class I(b)(k)	78,444,324		195,326,367
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(l)	5,661,563		91,887,166
Lord Abbett Securities Trust-International Value Fund-Class I(b)(m)	9,329,801		79,583,205
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(k)	3,637,311		14,112,768
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(n)	3,800,315		38,079,157
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(l)	920,339		19,759,668

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(o)(p)	$8,796,979	(q)	8,835,686
Total Investments in Underlying Funds (cost 1,766,476,705)			1,986,745,847

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.01%

REPURCHASE AGREEMENTS 0.01%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $217,100 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $206,321; proceeds: $202,167 (cost $202,104)	$202,104	$202,104
Total Investments in Securities 99.93% (cost $1,766,678,809)		1,986,947,951
Other Assets and Liabilities - Net(r) 0.07%		1,313,892
Net Assets 100.00%		$1,988,261,843

(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek current income and capital appreciation.
(g)	Fund investment objective is to seek high total return.
(h)	Fund investment objective is to seek a high level of current income.
(i)	Fund investment objective is to seek capital appreciation.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Fund investment objective is to seek long-term capital appreciation.
(m)	Fund investment objective is to seek a high level of total return.
(n)	The Fund’s investment objective is to seek current income consistent with the preservation of capital.
(o)	The Fund’s investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $8,835,686 or 0.44% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2024

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2024	542	Short	$(62,022,317)	$(61,550,875)	$471,442

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$1,977,910,161	$–	$–	$1,977,910,161
Private Credit Fund	–	8,835,686	–	8,835,686
Short-Term Investments
Repurchase Agreements	–	202,104	–	202,104
Total	$1,977,910,161	$9,037,790	$–	$1,986,947,951
Other Financial Instruments
Futures Contracts
Assets	$471,442	$–	$–	$471,442
Liabilities	–	–	–	–
Total	$471,442	$–	$–	$471,442

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.85%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.85%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,267,506		$44,239,039
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	28,730,090		270,062,846
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,432,404		57,647,966
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,299,015		26,833,803
Lord Abbett Investment Trust-Floating Rate Fund-Class I(b)(g)	1,919,130		15,640,909
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	4,754,938		75,936,364
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(b)(h)	1,002,012		42,294,950
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(i)	10,244,460		66,076,770
Lord Abbett Investment Trust-Income Fund-Class I(b)(j)	36,350,393		90,512,478
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(k)	2,500,623		40,585,114
Lord Abbett Securities Trust-International Value Fund-Class I(b)(l)	3,734,410		31,854,514
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	7,916,356		30,715,462
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(m)	955,501		9,574,121
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(n)	377,353		8,101,778

	Principal Amount
Lord Abbett Private Credit Fund 1, LP(o)(p)	$3,848,678	(q)	3,865,612
Total Investments in Underlying Funds (cost 780,720,616)			813,941,726

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND August 31, 2024

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.20%

REPURCHASE AGREEMENTS 0.20%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $1,792,500 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $1,702,862; proceeds: $1,669,832 (cost $1,669,313)	$1,669,313	$1,669,313
Total Investments in Securities 100.05% (cost $782,389,929)		815,611,039
Other Assets and Liabilities - Net(r) (0.05)%		(414,021)
Net Assets 100.00%		$815,197,018
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek capital appreciation.
(i)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	The Fund’s investment objective is to seek current income consistent with the preservation of capital.
(n)	Fund investment objective is long-term capital appreciation.
(o)	The Fund’s investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $3,865,612 or 0.47% of net assets.
(q)	Principal amount represents partnership interest.
(r)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2024

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2024	224	Short	$(25,632,808)	$(25,438,000)	$194,808

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$810,076,114	$–	$–	$810,076,114
Private Credit Fund	–	3,865,612	–	3,865,612
Short-Term Investments
Repurchase Agreements	–	1,669,313	–	1,669,313
Total	$810,076,114	$5,534,925	$–	$815,611,039
Other Financial Instruments
Futures Contracts	$194,808	$–	$–	$194,808
Assets
Liabilities	–	–	–	–
Total	$194,808	$–	$–	$194,808

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 95.94%

ASSET-BACKED SECURITIES 21.32%

Automobiles 9.06%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,946,470	$1,971,181
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	6.849% (30 day USD SOFR Average + 1.50%)	#	12/26/2031	942,513	942,939
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,199,992
Carvana Auto Receivables Trust Series 2024-P2 Class A2	5.63%		11/10/2027	1,270,000	1,275,812
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	1,245,000	1,259,700
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	2,325,000	2,361,604
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	1,705,000	1,729,787
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,298,890
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	1,530,000	1,553,498
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%		3/15/2027	17,549	17,511
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	1,127,513	1,124,061
Flagship Credit Auto Trust Series 2022-4 Class A2†	6.15%		9/15/2026	302,244	302,384
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%		6/15/2027	605,000	607,858
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	975,000	974,202
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	1,105,000	1,117,803
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%		9/15/2026	151,436	150,084
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%		3/15/2027	1,309,442	1,312,423
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	720,000	723,910
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	1,010,000	1,017,458
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%		11/20/2026	1,920,000	1,930,914
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%		12/27/2027	620,000	580,076

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	$176,667	$175,171
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,446,425
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	1,370,000	1,392,227
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,434,557
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,155,000	1,170,119
OneMain Direct Auto Receivables Trust Series 2019-1 Class A†	3.63%	9/14/2027	363,140	359,499
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	738,686
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	154,591	151,033
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	301,128
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	674,223	672,116
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%	7/17/2028	1,215,000	1,218,115
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%	6/15/2032	1,654,707	1,674,167
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%	12/15/2026	522,155	519,961
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	1,685,000	1,689,246
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,800,000	1,808,517
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%	8/17/2026	129,595	129,674
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	605,670	606,785
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	1,680,000	1,722,910
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%	1/18/2028	1,260,000	1,258,970
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	1,063,826	1,065,790
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%	3/15/2030	1,125,000	1,139,383
Total				45,126,566

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.02%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.113% (3 mo. USD Term SOFR + 0.81%)	#	5/15/2028	$1,555,000	$1,553,616
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,905,040
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	1,610,000	1,620,783
Total					5,079,439

Other 10.89%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	10,220	10,181
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,280,000	1,284,339
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	840,000	848,282
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	348,401
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	1,680,000	1,694,831
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.706% (3 mo. USD Term SOFR + 1.42%)	#	4/17/2035	1,500,000	1,502,471
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	668,195
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	1,853,099	1,867,863
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	131,921	120,666
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.804% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	1,000,000	994,884
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.528% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	1,000,000	1,000,294
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.802% (3 mo. USD Term SOFR + 1.52%)	#	7/20/2033	1,000,000	1,001,447
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.632% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	1,500,000	1,502,242

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	$148,599	$148,716
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.771% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	307,251	305,476
Carlyle Global Market Strategies CLO Ltd. Series 2014-2R Class A1†	6.43% (3 mo. USD Term SOFR + 1.31%)	#	5/15/2031	500,277	500,835
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	665,059	665,664
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.832% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	1,500,000	1,491,562
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	1,848,924	1,850,560
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.541% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030	733,407	734,312
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	533,726	534,256
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	1,480,000	1,504,424
DLLAA LLC Series 2023-1A Class A3†	5.64%		2/22/2028	1,255,000	1,279,759
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	1,230,000	1,234,639
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2035	1,500,000	1,501,976
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.683% (3 mo. USD Term SOFR + 1.38%)	#	1/15/2031	339,234	339,662
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	6.463% (3 mo. USD Term SOFR + 1.16%)	#	4/15/2029	156,443	156,532
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.916% (3 mo. USD Term SOFR + 1.63%)	#	1/17/2034	580,000	580,744
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	6.552% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2034	1,500,000	1,501,457

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.495% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	$81,425	$81,496
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	1,350,000	1,378,052
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.471% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	460,000	457,556
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.503% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	86,232	85,940
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.903% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	558,089	557,745
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.082% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	510,000	510,275
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.691% (3 mo. USD Term SOFR + 1.41%)	#	4/19/2033	1,161,971	1,163,253
Mariner Finance Issuance Trust Series 2022-AA Class A†	6.45%		10/20/2037	690,000	692,836
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	1,435,000	1,459,130
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	48,914	48,888
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	42,368	42,387
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.625% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	260,173	260,441
OCP CLO Ltd. Series 2014-5 Class A1R†	6.621% (3 mo. USD Term SOFR + 1.34%)	#	4/26/2031	582,969	583,564
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.699% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	1,000,000	1,000,358
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	429,968	430,904

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	$30,769	$30,781
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.378% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	832,926	833,548
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	6.543% (3 mo. USD Term SOFR + 1.44%)	#	11/18/2031	1,142,948	1,144,675
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	7,088	7,082
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	690,000	645,555
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	6,722	6,711
Post Road Equipment Finance Series 2021-1 Class A2†	4.88%		11/15/2028	624,531	623,288
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.643% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	159,845	159,927
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.924% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	1,308,000	1,310,040
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	6.636% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	1,500,000	1,502,215
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	6.385% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	1,655,736	1,657,542
Rockford Tower CLO Ltd. Series 2018-1A Class A†	6.49% (3 mo. USD Term SOFR + 1.36%)	#	5/20/2031	472,812	473,424
Romark CLO Ltd. Series 2017-1A Class A1R†	6.575% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	602,581	603,141
RR 3 Ltd. Series 2018-3A Class A1R2†	6.653% (3 mo. USD Term SOFR + 1.35%)	#	1/15/2030	283,994	284,539
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	1,250,000	1,251,332
RR Ltd. Series 2022-24A Class A1AR†	7.031% (3 mo. USD Term SOFR + 1.73%)	#	1/15/2036	1,040,000	1,042,492

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	$995,631	$981,899
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	2,400,000	2,460,601
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.743% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	1,030,000	1,031,496
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2034	970,000	971,278
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,275,000	1,299,979
Total					54,249,040

Rec Vehicle Loan 0.26%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	4,537	4,526
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	68,611	68,255
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	151,525	151,264
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	1,036,000	1,044,223
Total					1,268,268

Student Loan 0.09%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	148,582	137,436
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	333,409	302,835
Total					440,271
Total Asset-Backed Securities (cost $105,543,364)					106,163,584

CORPORATE BONDS 57.93%

Aerospace/Defense 1.32%
BAE Systems PLC (United Kingdom)†(a)	5.00%		3/26/2027	300,000	303,431
BAE Systems PLC (United Kingdom)†(a)	5.125%		3/26/2029	223,000	227,702
Boeing Co.	2.196%		2/4/2026	1,300,000	1,246,101
Boeing Co.†	6.259%		5/1/2027	450,000	463,072
Boeing Co.†	6.298%		5/1/2029	711,000	742,846
HEICO Corp.	5.25%		8/1/2028	188,000	192,805
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,337,717
L3Harris Technologies, Inc.	4.40%		6/15/2028	130,000	129,488
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	1,547,000	1,516,653
Rolls-Royce PLC (United Kingdom)†(a)	5.75%		10/15/2027	400,000	410,367
Total					6,570,182

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.36%
BAT Capital Corp.	2.789%		9/6/2024	$890,000	$889,777
BAT International Finance PLC (United Kingdom)(a)	5.931%		2/2/2029	348,000	365,257
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	1,302,000	1,269,624
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	709,000	733,962
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	367,194
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,233,821
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	1,800,000	1,716,781
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	200,335
Total					6,776,751

Airlines 0.29%
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	1,406,236	1,434,035

Apparel 0.23%
Tapestry, Inc.	7.00%		11/27/2026	1,100,000	1,134,913

Auto Manufacturers 3.19%
BMW U.S. Capital LLC†	4.60%		8/13/2027	231,000	232,373
BMW U.S. Capital LLC†	4.65%		8/13/2026	232,000	232,989
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,581,185
Ford Motor Credit Co. LLC	4.063%		11/1/2024	381,000	379,880
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,121,002
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	456,733
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	220,082
General Motors Financial Co., Inc.	5.40%		5/8/2027	374,000	380,930
General Motors Financial Co., Inc.	5.99% (SOFR + 0.62%)	#	10/15/2024	606,000	606,212
Hyundai Capital America†	1.00%		9/17/2024	400,000	399,276
Hyundai Capital America†	5.50%		3/30/2026	335,000	338,502
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,071,265
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,578,723
Hyundai Capital America†	6.25%		11/3/2025	498,000	505,586
Hyundai Capital America†	6.517% (SOFR + 1.15%)	#	8/4/2025	1,737,000	1,745,242
Nissan Motor Acceptance Co. LLC†	1.125%		9/16/2024	1,500,000	1,497,460
Toyota Motor Credit Corp.	4.55%		8/7/2026	1,212,000	1,217,176
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	666,000	671,600
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	550,746
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	684,000	690,296
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	398,352
Total					15,875,610

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment 0.16%
Magna International, Inc. (Canada)(a)	5.98%		3/21/2026	$784,000	$784,023

Banks 18.20%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	300,000	308,835
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	285,497
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	892,432
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.381%		3/13/2029	400,000	412,714
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	1,500,000	1,439,382
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	376,000	364,987
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	118,000	116,793
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	220,000	208,762
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	128,000	127,457
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	3,765,000	3,724,421
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	702,000	663,703
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%)	#	3/20/2030	636,000	652,012
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	500,000	506,167
Bank of Montreal (Canada)(a)	5.266%		12/11/2026	169,000	172,069
Bank of Nova Scotia (Canada)(a)	5.35%		12/7/2026	204,000	208,109
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%)	#	5/7/2026	832,000	818,022
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,562,441
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	841,000	862,373
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%)	#	9/30/2028	249,269	229,841
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	4,490,000	4,387,144
BNP Paribas SA (France)†(a)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	268,000	266,423

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	$259,000	$263,051
BNP Paribas SA (France)†(a)	5.497% (SOFR + 1.59%)	#	5/20/2030	480,000	492,840
BPCE SA (France)†(a)	4.50%		3/15/2025	560,000	556,257
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	198,827
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	390,000	395,002
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	245,000	249,431
Canadian Imperial Bank of Commerce (Canada)(a)	5.615%		7/17/2026	297,000	302,192
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	3,245,000	3,193,245
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	839,000	855,363
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	1,432,000	1,442,604
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	650,000	645,268
Citizens Bank NA	5.284% (SOFR + 1.02%)	#	1/26/2026	1,342,000	1,338,718
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	250,000	249,859
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	2,000,000	1,986,690
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	527,000	537,160
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	2,788,000	2,798,381
Deutsche Bank AG (Germany)(a)	4.50%		4/1/2025	1,000,000	993,848
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	2,061,000	2,055,543
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,287,000	2,182,684
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	279,000	280,874
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%)	#	3/10/2026	4,270,000	4,219,589

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	$900,000	$893,383
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%)	#	8/14/2027	517,000	528,072
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%)	#	9/11/2027	808,000	829,843
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	521,000	518,948
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	1,600,000	1,572,614
KeyBank NA	4.70%		1/26/2026	404,000	402,423
Lloyds Banking Group PLC (United Kingdom)(a)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	392,000	398,523
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	347,000	354,906
Macquarie Bank Ltd. (Australia)†(a)	5.391%		12/7/2026	309,000	315,215
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	226,000	215,391
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	754,000	732,387
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	342,000	342,575
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	1,568,000	1,570,264
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	1,216,000	1,208,900
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	399,501
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,011,894
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 yr. CMT + 0.45%)	#	10/11/2025	820,000	816,153
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 yr. CMT + 1.55%)	#	9/12/2025	625,000	624,837
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	721,000	707,010
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,357,020
Morgan Stanley Bank NA	4.968% (SOFR + 0.93%)	#	7/14/2028	317,000	321,014

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
National Securities Clearing Corp.†	5.15%		6/26/2026	$1,342,000	$1,359,414
NatWest Group PLC (United Kingdom)(a)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	200,000	200,645
NatWest Group PLC (United Kingdom)(a)	5.583% (1 yr. CMT + 1.10%)	#	3/1/2028	222,000	226,451
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	1,018,000	1,033,060
NatWest Markets PLC (United Kingdom)†(a)	5.416%		5/17/2027	457,000	466,073
PNC Financial Services Group, Inc.	5.492% (SOFR + 1.20%)	#	5/14/2030	1,105,000	1,143,005
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	238,000	247,589
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	410,101
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	335,000	330,781
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	332,000	338,831
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	272,223
Standard Chartered PLC (United Kingdom)†(a)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	335,000	349,267
Svenska Handelsbanken AB (Sweden)†(a)	6.619% (SOFR + 1.25%)	#	6/15/2026	1,552,000	1,572,701
Swedbank AB (Sweden)†(a)	6.136%		9/12/2026	388,000	398,932
Swedbank AB (Sweden)†(a)	6.749% (SOFR + 1.38%)	#	6/15/2026	800,000	811,550
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026	679,000	691,289
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	236,000	233,925
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	158,000	158,418

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	$248,000	$254,456
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	190,000	195,320
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	536,000	560,468
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	470,000	465,882
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	1,755,000	1,746,396
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	2,211,000	2,234,366
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%)	#	8/11/2028	1,296,000	1,356,527
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	1,481,000	1,440,932
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	2,664,000	2,627,905
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	2,059,000	2,018,576
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	2,341,000	2,331,026
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,069,000	2,137,198
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	444,000	456,123
Total					90,637,313

Beverages 0.06%
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	270,000	278,868

Biotechnology 0.13%
Illumina, Inc.	5.75%		12/13/2027	446,000	459,893
Illumina, Inc.	5.80%		12/12/2025	168,000	169,697
Total					629,590

Chemicals 0.77%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,986,000	3,827,351

Commercial Services 0.50%
Element Fleet Management Corp. (Canada)†(a)	5.643%		3/13/2027	315,000	321,458
Global Payments, Inc.	2.65%		2/15/2025	551,000	544,055
ITR Concession Co. LLC†	4.197%		7/15/2025	725,000	717,323

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Triton Container International Ltd.†	2.05%		4/15/2026	$944,000	$898,456
Total					2,481,292

Cosmetics/Personal Care 0.37%
Unilever Capital Corp.	4.25%		8/12/2027	1,859,000	1,866,442

Diversified Financial Services 4.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	2,000,000	1,987,949
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	778,000	773,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%		4/15/2027	267,000	277,900
Aircastle Ltd.†	5.25%		8/11/2025	1,477,000	1,473,440
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	981,000	997,913
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	817,713
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,741,436
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	553,371
Aviation Capital Group LLC†	5.50%		12/15/2024	1,582,000	1,579,437
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	1,640,000	1,568,858
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	80,000	74,028
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.875%		2/15/2025	851,000	840,046
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	725,000	714,070
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	1,150,000	1,151,851
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	84,000	87,349
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%		5/29/2027	583,000	595,488
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,211,430
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,326
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	482,230
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	952,878
Nuveen Finance LLC†	4.125%		11/1/2024	823,000	821,016
Radian Group, Inc.	4.50%		10/1/2024	1,064,000	1,063,055
Total					19,950,456

Electric 4.63%
AES Corp.†	3.30%		7/15/2025	2,392,000	2,347,094
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(b)	6/15/2026	752,000	757,721

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Alliant Energy Finance LLC†	5.40%		6/6/2027	$177,000	$180,880
Ameren Corp.	5.70%		12/1/2026	591,000	604,672
American Electric Power Co., Inc.	5.20%		1/15/2029	505,000	517,554
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	367,428
Avangrid, Inc.	3.20%		4/15/2025	1,259,000	1,243,467
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,117,000	2,074,765
DTE Energy Co.	4.22%	(b)	11/1/2024	251,000	250,445
DTE Energy Co.	4.875%		6/1/2028	436,000	440,951
DTE Energy Co.	5.10%		3/1/2029	514,000	523,960
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	858,842
Eversource Energy	4.75%		5/15/2026	881,000	881,907
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,771,042
FirstEnergy Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	683,169
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	874,585
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	746,554
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	309,995
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	434,538
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	215,000	222,438
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	375,000	378,180
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	229,015
NRG Energy, Inc.†	2.00%		12/2/2025	1,100,000	1,055,901
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	807,256
Pacific Gas & Electric Co.	3.30%		12/1/2027	131,000	125,038
Pacific Gas & Electric Co.	5.45%		6/15/2027	145,000	147,267
Public Service Enterprise Group, Inc.	5.85%		11/15/2027	320,000	332,618
Puget Energy, Inc.	3.65%		5/15/2025	897,000	886,627
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,246,183
Tampa Electric Co.	4.90%		3/1/2029	445,000	453,701
WEC Energy Group, Inc.	5.60%		9/12/2026	304,000	310,154
Total					23,063,947

Engineering & Construction 0.16%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	768,000	812,420

Entertainment 0.75%
Warnermedia Holdings, Inc.	3.638%		3/15/2025	1,043,000	1,033,226
Warnermedia Holdings, Inc.	3.755%		3/15/2027	1,148,000	1,100,051
Warnermedia Holdings, Inc.	3.788%		3/15/2025	170,000	168,479
Warnermedia Holdings, Inc.	6.412%		3/15/2026	1,412,000	1,412,540
Total					3,714,296

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Environmental Control 0.27%
Veralto Corp.†	5.50%	9/18/2026	$1,346,000	$1,364,159

Food 0.14%
Campbell Soup Co.	5.30%	3/20/2026	178,000	180,151
Kroger Co.	4.60%	8/15/2027	369,000	370,034
Tyson Foods, Inc.	5.40%	3/15/2029	133,000	137,166
Total				687,351

Gas 1.38%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	962,481
National Fuel Gas Co.	5.20%	7/15/2025	750,000	748,673
National Fuel Gas Co.	5.50%	1/15/2026	900,000	906,029
National Fuel Gas Co.	5.50%	10/1/2026	241,000	244,595
NiSource, Inc.	5.25%	3/30/2028	1,554,000	1,589,199
Southwest Gas Corp.	5.80%	12/1/2027	883,000	913,012
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,487,216
Total				6,851,205

Hand/Machine Tools 0.31%
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,042,178
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	508,602
Total				1,550,780

Health Care-Products 0.72%
GE HealthCare Technologies, Inc.	5.55%	11/15/2024	800,000	799,842
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	389,000	392,270
Smith & Nephew PLC (United Kingdom)(a)	5.15%	3/20/2027	954,000	967,821
Solventum Corp.†	5.40%	3/1/2029	869,000	887,064
Solventum Corp.†	5.45%	2/25/2027	526,000	533,478
Total				3,580,475

Health Care-Services 0.70%
Centene Corp.	2.45%	7/15/2028	713,000	652,930
Centene Corp.	4.25%	12/15/2027	2,302,000	2,252,472
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	265,000	271,857
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	278,000	290,565
Total				3,467,824

Home Furnishings 0.04%
LG Electronics, Inc. (South Korea)†(a)	5.625%	4/24/2027	200,000	204,046

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 4.79%
AEGON Funding Co. LLC†	5.50%	4/16/2027	$1,693,000	$1,711,580
Aon Corp.	8.205%	1/1/2027	503,000	540,529
Assurant, Inc.	4.90%	3/27/2028	899,000	901,394
Athene Global Funding†	5.516%	3/25/2027	525,000	535,511
Athene Global Funding†	5.583%	1/9/2029	407,000	418,215
Athene Global Funding†	5.684%	2/23/2026	363,000	367,143
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,680,785
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	669,912
CNO Global Funding†	1.65%	1/6/2025	1,109,000	1,093,618
CNO Global Funding†	5.875%	6/4/2027	681,000	698,043
Corebridge Global Funding†	5.20%	1/12/2029	244,000	249,349
Corebridge Global Funding†	5.75%	7/2/2026	161,000	164,302
Equitable Financial Life Global Funding†	5.45%	3/3/2028	411,000	419,253
F&G Global Funding†	0.90%	9/20/2024	1,345,000	1,341,823
F&G Global Funding†	5.15%	7/7/2025	1,475,000	1,469,943
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	316,000	314,774
GA Global Funding Trust†	0.80%	9/13/2024	1,081,000	1,079,491
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,200,059
GA Global Funding Trust†	3.85%	4/11/2025	2,033,000	2,015,660
GA Global Funding Trust†	5.50%	1/8/2029	158,000	162,176
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	309,442
Jackson National Life Global Funding†	1.75%	1/12/2025	300,000	296,112
Jackson National Life Global Funding†	5.50%	1/9/2026	1,861,000	1,873,330
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	671,624
Jackson National Life Global Funding†	5.60%	4/10/2026	436,000	440,751
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	386,470
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	923,000	939,672
Principal Life Global Funding II†	5.00%	1/16/2027	451,000	457,088
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,094,160
RGA Global Funding†	5.448%	5/24/2029	363,000	374,644
Total				23,876,853

Internet 0.46%
Netflix, Inc.	4.875%	4/15/2028	1,000,000	1,020,107
Uber Technologies, Inc.†	4.50%	8/15/2029	1,314,000	1,291,149
Total				2,311,256

Lodging 0.41%
Hyatt Hotels Corp.	1.80%	10/1/2024	218,000	217,368

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Hyatt Hotels Corp.	5.75%	1/30/2027	$125,000	$127,488
Las Vegas Sands Corp.	2.90%	6/25/2025	846,000	828,619
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	685,221
Las Vegas Sands Corp.	5.90%	6/1/2027	181,000	184,806
Total				2,043,502

Machinery: Construction & Mining 0.96%
Caterpillar Financial Services Corp.	4.40%	10/15/2027	2,524,000	2,539,602
Weir Group PLC (United Kingdom)†(a)	2.20%	5/13/2026	2,375,000	2,268,415
Total				4,808,017

Media 0.13%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	655,000	671,158

Mining 0.70%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	200,000	192,589
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	238,000	235,848
Glencore Funding LLC†	4.00%	4/16/2025	776,000	770,039
Glencore Funding LLC†	5.338%	4/4/2027	623,000	633,715
Glencore Funding LLC†	5.371%	4/4/2029	618,000	630,808
Newmont Corp./Newcrest Finance Pty. Ltd.†	5.30%	3/15/2026	1,026,000	1,035,834
Total				3,498,833

Oil & Gas 3.59%
Aker BP ASA (Norway)†(a)	2.00%	7/15/2026	467,000	444,235
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,834,248
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,509,587
Diamondback Energy, Inc.	5.20%	4/18/2027	176,000	178,999
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,700,000	1,730,977
EQT Corp.†	3.125%	5/15/2026	729,000	708,224
EQT Corp.	3.90%	10/1/2027	594,000	580,779
HF Sinclair Corp.†	5.00%	2/1/2028	913,000	900,867
HF Sinclair Corp.†	6.375%	4/15/2027	650,000	655,345
Marathon Oil Corp.	5.30%	4/1/2029	444,000	457,476
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	222,974
Occidental Petroleum Corp.	5.875%	9/1/2025	1,318,000	1,326,389
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,574,502
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,304,867

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	5.65%	5/15/2025	$477,000	$477,828
Phillips 66 Co.	3.55%	10/1/2026	1,250,000	1,225,147
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	500,000	525,499
Viper Energy, Inc.†	5.375%	11/1/2027	1,250,000	1,239,756
Total				17,897,699

Pharmaceuticals 0.44%
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,171,745

Pipelines 1.86%
6297782 LLC†	4.911%	9/1/2027	465,000	466,105
DCP Midstream Operating LP	5.375%	7/15/2025	370,000	370,159
Enbridge, Inc. (Canada)(a)	5.90%	11/15/2026	226,000	232,372
Energy Transfer LP†	5.625%	5/1/2027	806,000	808,444
Energy Transfer LP†	6.00%	2/1/2029	546,000	559,787
EnLink Midstream Partners LP	4.15%	6/1/2025	1,234,000	1,221,311
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	557,409
ONEOK, Inc.	5.65%	11/1/2028	205,000	213,017
Plains All American Pipeline LP/PAA Finance Corp.	3.60%	11/1/2024	569,000	567,055
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	931,000	957,324
TransCanada PipeLines Ltd. (Canada)(a)	6.203%	3/9/2026	1,224,000	1,224,146
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,088,992
Williams Cos., Inc.	5.40%	3/2/2026	22,000	22,220
Total				9,288,341

REITS 1.97%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,038,743
American Tower Corp.	3.65%	3/15/2027	1,474,000	1,440,396
Crown Castle, Inc.	3.65%	9/1/2027	361,000	351,064
Crown Castle, Inc.	4.80%	9/1/2028	206,000	207,066
Crown Castle, Inc.	5.00%	1/11/2028	205,000	206,915
GLP Capital LP/GLP Financing II, Inc.	3.35%	9/1/2024	337,000	337,000
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	350,000	349,426
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	885,973
Kite Realty Group Trust	4.00%	3/15/2025	647,000	640,567
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	1,600,000	1,583,692
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	485,269
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	405,347

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	$1,350,000	$1,340,145
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	553,226
Total				9,824,829

Retail 0.08%
Home Depot, Inc.	5.15%	6/25/2026	387,000	393,268

Semiconductors 0.39%
Broadcom, Inc.	5.05%	7/12/2027	691,000	701,696
Qorvo, Inc.	1.75%	12/15/2024	1,027,000	1,014,693
SK Hynix, Inc. (South Korea)†(a)	5.50%	1/16/2027	200,000	203,256
Total				1,919,645

Shipbuilding 0.24%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	1,186,000	1,174,983

Software 0.80%
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	427,000	436,732
Oracle Corp.	2.30%	3/25/2028	358,000	332,326
Roper Technologies, Inc.	4.50%	10/15/2029	1,757,000	1,754,262
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,459,317
Total				3,982,637

Telecommunications 0.76%
AT&T, Inc.	5.539%	2/20/2026	984,000	984,188
Sprint Capital Corp.	6.875%	11/15/2028	568,000	615,650
T-Mobile USA, Inc.	2.625%	4/15/2026	2,250,000	2,182,636
Total				3,782,474

Toys/Games/Hobbies 0.24%
Mattel, Inc.†	3.375%	4/1/2026	1,250,000	1,215,629

Transportation 0.03%
Ryder System, Inc.	5.30%	3/15/2027	126,000	128,103

Trucking & Leasing 0.14%
GATX Corp.	5.40%	3/15/2027	184,000	187,458
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%	1/12/2027	527,000	534,819
Total				722,277

Water 0.25%
Essential Utilities, Inc.	4.80%	8/15/2027	1,236,000	1,244,546
Total Corporate Bonds (cost $284,692,642)				288,499,124

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(c) 5.06%

Aerospace/Defense 0.40%
RTX Corp. Term Loan	6.718% (3 mo. USD Term SOFR + 1.38%)	11/6/2026	$2,000,000	$1,991,250

Chemicals 0.24%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.89% (1 mo. USD Term SOFR + 1.50%)	3/18/2027	1,200,000	1,203,750

Diversified Financial Services 0.42%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.312% (1 mo. USD Term SOFR + 2.00%)	6/22/2028	995,000	999,925
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(a)	7.085% (3 mo. USD Term SOFR + 1.75%)	10/31/2027	1,060,051	1,068,855
Total				2,068,780

Financial 0.40%
LPL Holdings, Inc. 2019 Term Loan B1	7.192% (1 mo. USD Term SOFR + 1.75%)	11/12/2026	1,989,583	1,992,966

Health Care Products 0.29%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.515% (1 mo. USD Term SOFR + 1.13%)	9/30/2024	102,827	102,856
Solventum Corp. Delayed Draw Term Loan	–	8/15/2025	471,000	471,294
Solventum Corp. Term Loan	6.796% (1 mo. USD Term SOFR + 1.38%)	2/16/2027	887,000	884,783
Total				1,458,933

Health Care Services 0.35%
HCA, Inc. 2021 Term Loan A	6.722% (1 mo. USD Term SOFR + 1.38%)	6/30/2026	1,752,548	1,756,929

Health Services 0.19%
IQVIA, Inc. 2022 Term Loan A2	6.407% (3 mo. USD Term SOFR + 1.25%)	6/16/2027	947,368	947,369

Media 0.36%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	1,765,731	1,766,535

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.58%
Apache Corp. 2024 3 Year Tranche Term Loan A1	7.20% (1 mo. USD Term SOFR + 1.75%)		1/30/2027	$966,667	$972,708
Occidental Petroleum Corp. 2 Year Term Loan	–	(d)	12/29/2025	1,912,000	1,912,239
Total					2,884,947

Real Estate Investment Trusts 0.30%
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.347%(1 mo. USD Term SOFR + 1.00%)		1/31/2025	1,476,388	1,469,006

Regional 0.18%
Seminole Tribe of Florida 2022 Term Loan A	6.485% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	888,889	880,000

Retail 0.33%
KFC Holding Co. 2021 Term Loan B	7.206% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	1,649,523	1,656,533

Semiconductors 1.02%
Broadcom, Inc. 2023 Term Loan A3	6.372% (1 mo. USD Term SOFR + 1.13%)		8/14/2026	1,250,000	1,245,312
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.727% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	1,077,196	1,079,216
Microchip Technology, Inc. 2021 Term Loan A	6.401% (1 mo. USD Term SOFR + 1.13%)		8/29/2025	2,766,000	2,767,729
Total					5,092,257
Total Floating Rate Loans (cost $25,191,515)					25,169,255

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.34%

Japan 0.34%
Development Bank of Japan, Inc.† (cost $1,700,798)	4.00%		8/28/2027	1,706,000	1,702,236

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,608)	3.00%	#(e)	1/16/2048	6,543	5,989

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.00%
Uniform Mortgage-Backed Security(f) (cost $4,990,462)	5.50%		TBA	$4,910,000	$4,986,426

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.22%
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	250,000	241,649
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	220,000	190,841
BX Commercial Mortgage Trust Series 2020-VKNG Class A†	6.382% (1 mo. USD Term SOFR + 1.04%)	#	10/15/2037	502,813	500,808
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	575,390	574,442
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,848	2,834
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	2,990	2,984
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(e)	5/25/2065	9,950	9,743
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.299% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	436,740	434,861
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.349% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	545,348	545,553
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.699% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	855,287	861,350
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	6.349% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	285,276	284,993
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.748% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	389,270	401,084
GCAT Trust Series 2020-NQM2 Class A1†	2.555%	(b)	4/25/2065	29,815	28,134

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.752% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	$270,000	$250,059
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	218,101
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	411,844
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	28,000	10,755
HONO Mortgage Trust Series 2021-LULU Class A†	6.602% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	250,000	242,070
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	204,990	197,756
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	6,900	6,688
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.342% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	91,916	91,961
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.337% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	520,000	514,585
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(e)	4/25/2065	23,093	21,607
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	39,461
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,260,012)					6,084,163

U.S. TREASURY OBLIGATIONS 9.07%
U.S. Treasury Inflation-Indexed Notes(g)	0.25%		1/15/2025	2,341,272	2,301,288
U.S. Treasury Notes	4.25%		1/31/2026	2,122,200	2,125,184
U.S. Treasury Notes	4.375%		8/15/2026	8,305,000	8,372,965
U.S. Treasury Notes	4.625%		6/30/2026	9,895,000	10,004,193
U.S. Treasury Notes	4.875%		4/30/2026	22,089,000	22,378,055
Total U.S. Treasury Obligations (cost $44,672,494)					45,181,685
Total Long-Term Investments (cost $473,057,895)					477,792,462

SHORT-TERM INVESTMENTS 4.88%

U.S. TREASURY OBLIGATIONS 3.99%
U.S. Treasury Bills	Zero Coupon		9/5/2024	12,405,000	12,401,406
U.S. Treasury Bills	Zero Coupon		9/24/2024	7,508,000	7,485,302
Total U.S. Treasury Obligations (cost $19,880,700)					19,886,708

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.89%
Repurchase Agreement dated 8/30/2024, 5.200% due 9/3/2024 with Barclays Bank PLC collateralized by $2,409,700 of U.S. Treasury Bond at 4.625% due 5/15/2044; value: $2,551,020; proceeds: $2,501,444 (cost $2,500,000)	$2,500,000	$2,500,000
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $2,064,700 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $1,961,365; proceeds: $1,923,488 (cost $1,922,890)	1,922,890	1,922,890
Total Repurchase Agreements (cost $4,422,890)		4,422,890
Total Short-Term Investments (cost $24,303,590)		24,309,598
Total Investments in Securities 100.82% (cost $497,361,485)		502,102,060
Other Assets and Liabilities - Net(h) (0.82)%		(4,082,675)
Net Assets 100.00%		$498,019,385

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $217,266,938, which represents 43.63% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond - Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(d)	Interest Rate to be determined.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2024

Centrally Cleared Interest Rate Swap Contracts at August 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%		3/25/2027	$33,283,000	$396	$517,889	$518,285
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%		9/28/2025	32,684,000	$–	$179,067	179,067
Goldman Sachs(2)	12-Month USD SOFR Index	5.013%		3/7/2025	47,990,000	$(141)	$42,684	42,543
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts						$255	$739,640	$739,895

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index		5/31/2028	$22,498,000	$(77,262)	$(235,530)	$(312,792)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$920,000	$1,633
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	1,800,000	5,224
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$6,857

NSA	Non-seasonally adjusted.

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2024	342	Long	$71,037,830	$70,981,032	$(56,798)

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$106,163,584	$–	$106,163,584
Corporate Bonds	–	288,499,124	–	288,499,124
Floating Rate Loans	–	25,169,255	–	25,169,255
Foreign Government Obligations	–	1,702,236	–	1,702,236
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,989	–	5,989
Government Sponsored Enterprises Pass-Throughs	–	4,986,426	–	4,986,426
Non-Agency Commercial Mortgage-Backed Securities	–	6,084,163	–	6,084,163
U.S. Treasury Obligations	–	45,181,685	–	45,181,685
Short-Term Investments
U.S. Treasury Obligations	–	19,886,708	–	19,886,708
Repurchase Agreements	–	4,422,890	–	4,422,890
Total	$–	$502,102,060	$–	$502,102,060
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$739,895	$–	$739,895
Liabilities	–	(312,792)	–	(312,792)
Centrally Cleared CPI Swap Contracts
Assets	–	6,857	–	6,857
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(56,798)	–	–	(56,798)
Total	$(56,798)	$433,960	$–	$377,162

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.61%

ASSET-BACKED SECURITIES 24.80%

Automobiles 9.12%
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	$36,838,646	$36,870,025
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	70,765,000	71,345,768
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,848,443
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%		4/19/2027	13,557,419	13,613,955
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	38,840,000	39,378,952
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	22,377,441
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	6.449% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	38,505,403	38,584,494
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%		5/17/2027	115,723,988	114,620,444
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%		2/15/2028	70,260,000	70,418,605
CarMax Auto Owner Trust Series 2023-1 Class A3	4.75%		10/15/2027	60,370,000	60,307,457
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	60,475,000	61,096,235
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	46,294,160
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,358,598
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	5,957,589	5,740,760
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	96,941,284	96,002,330
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	50,854,429
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%		11/10/2027	35,330,751	35,201,564
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,627,335
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%		7/25/2029	56,335,000	57,023,611
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	125,810,372	127,114,284
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	22,835,000	23,104,622

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$31,012,273	$31,100,547
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	79,525,000	80,541,552
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%	6/15/2034	31,440,000	32,135,902
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	20,518,155	20,418,933
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	34,820,944	34,901,791
Enterprise Fleet Financing LLC Series 2024-3 Class A2†	5.31%	4/20/2027	34,500,000	34,753,320
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	8,846,871	8,569,612
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	38,924,198
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	16,286,099	16,274,857
Exeter Automobile Receivables Trust Series 2024-3 Class A2	5.82%	2/15/2027	28,322,000	28,361,084
Exeter Automobile Receivables Trust Series 2024-3 Class D	5.98%	9/16/2030	28,717,000	29,355,207
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	38,408,172	38,571,553
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	39,845,000	40,012,249
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	101,640,000	102,724,499
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	114,114,584
Ford Credit Auto Owner Trust Series REV1 2021-1 Class A†	1.37%	10/17/2033	36,875,000	34,994,382
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	32,648,196	32,722,536
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%	11/20/2026	42,850,000	43,093,568
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	26,625,000	26,855,948
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	112,739,672
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	60,800,000	60,285,079

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	$13,333,333	$13,238,732
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%	11/20/2028	63,155,000	64,330,264
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	69,590,000	70,778,416
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	29,801,333	30,173,057
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	49,035,000	49,299,024
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	56,670,000	57,480,381
Hyundai Auto Receivables Trust Series 2024-B Class A3	4.84%	3/15/2029	45,800,000	46,322,056
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	10,784,001	10,787,020
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	46,955,000	47,832,148
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	100,245,000	101,587,732
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	108,265,000	109,729,955
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	39,778,000	40,495,034
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	51,056,000	51,559,560
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	54,491,001	53,236,989
Prestige Auto Receivables Trust Series 2022-1A Class A3†	6.09%	5/15/2026	1,915,040	1,915,393
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	7,500,000	7,476,474
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,602,686
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	41,800,000	41,903,764
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	45,994,926	46,014,368
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	77,430,000	78,537,930
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,404,135
SBNA Auto Lease Trust Series 2023-A Class A3†	6.51%	4/20/2027	106,755,000	108,518,795
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	63,090,000	63,473,675

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	$51,760,000	$51,947,821
SBNA Auto Lease Trust Series 2024-B Class A3†	5.56%	11/22/2027	65,700,000	66,684,265
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	44,841,000	45,343,228
SFS Auto Receivables Securitization Trust Series 2024-1 Class A3†	4.95%	5/21/2029	28,836,000	29,022,454
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	39,730,000	40,516,757
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%	6/22/2026	57,485,000	57,692,912
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%	5/25/2033	29,655,000	28,865,252
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%	8/17/2026	2,300,899	2,301,572
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	77,510,000	78,571,391
Westlake Automobile Receivables Trust Series 2021-2A Class C†	0.89%	7/15/2026	8,381,014	8,351,404
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	27,987,454	27,989,643
Westlake Automobile Receivables Trust Series 2022-2A Class B†	6.14%	3/15/2028	37,325,000	37,659,014
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	23,985,000	23,899,067
Westlake Automobile Receivables Trust Series 2023-1A Class A2A†	5.51%	6/15/2026	13,338,410	13,338,927
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	78,728,688	78,873,973
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,311,051
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	72,105,000	72,806,942
Total				3,891,107,846

Credit Card 2.02%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%	4/15/2029	114,965,000	117,814,407
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%	4/15/2031	41,125,000	42,995,250
BA Credit Card Trust Series 2024-A1 Class A	4.93%	5/15/2029	111,875,000	114,007,986
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%	5/15/2027	41,400,000	40,972,504

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card (continued)
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6	6.222% (1 mo. USD Term SOFR + 0.88%)	#	5/14/2029	$13,080,000	$13,235,417
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%		7/15/2027	79,536,000	78,690,588
Discover Card Execution Note Trust Series 2022-A4 Class A	5.03%		10/15/2027	36,665,000	36,789,133
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31%		3/15/2028	25,004,000	24,930,503
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	111,470,000	112,498,322
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	20,402,000	20,840,015
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%		12/15/2026	46,000,000	44,043,611
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	70,348,000	71,508,503
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	74,115,000	74,272,939
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	65,175,000	66,644,605
Total					859,243,783

Other 13.06%
ACAM Ltd. Series 2019-FL1 Class AS†	7.203% (1 mo. USD Term SOFR + 1.86%)	#	11/17/2034	11,228,767	11,225,258
ACREC Ltd. Series 2021-FL1 Class A†	6.603% (1 mo. USD Term SOFR + 1.26%)	#	10/16/2036	37,453,592	37,100,464
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	629,227	626,845
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	70,756,906
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	94,355,000	96,123,647
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	74,345,849
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	33,189,029
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.706% (3 mo. USD Term SOFR + 1.42%)	#	4/17/2035	118,500,000	118,695,231

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	6.651% (3 mo. USD Term SOFR + 1.35%)	#	4/15/2035	$31,440,000	$31,477,048
Apex Credit CLO Ltd. Series 2018-2A Class A1RR†	6.522% (3 mo. USD Term SOFR + 1.24%)	#	10/20/2031	46,967,985	47,073,553
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	6.604% (3 mo. USD Term SOFR + 1.32%)	#	4/20/2031	40,062,600	40,100,558
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.663% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2031	78,719,564	78,787,995
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	6.59% (3 mo. USD Term SOFR + 1.27%)	#	4/25/2035	73,900,000	73,958,784
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	7,133,481	6,874,323
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	46,587,224	42,612,612
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.521% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	15,011,681	14,974,201
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.801% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	76,014,568	75,719,111
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.804% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	68,450,000	68,099,820
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.187% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	42,894,586	42,841,113
ARES L CLO Ltd. Series 2018-50A Class AR†	6.613% (3 mo. USD Term SOFR + 1.31%)	#	1/15/2032	89,304,427	89,372,399
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	6.416% (3 mo. USD Term SOFR + 1.13%)	#	10/17/2032	62,210,000	62,290,628
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.593% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	100,000,000	100,075,437
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	6.528% (3 mo. USD Term SOFR + 1.40%)	#	2/20/2036	9,000,000	9,002,650

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Barings CLO Ltd. Series 2019-3A Class A1R†	6.614% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2031	$7,092,650	$7,098,504
Barings Loan Partners CLO Ltd. Series LP-3A Class AR†	6.802% (3 mo. USD Term SOFR + 1.52%)	#	7/20/2033	65,450,000	65,544,701
BDS Ltd. Series 2021-FL7 Class A†	6.526% (1 mo. USD Term SOFR + 1.18%)	#	6/16/2036	17,118,757	16,986,034
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	6.632% (3 mo. USD Term SOFR + 1.35%)	#	4/20/2034	74,180,000	74,290,891
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	41,441,204	41,473,901
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.771% (1 mo. USD Term SOFR + 1.43%)	#	12/15/2038	42,521,964	42,276,245
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2031	52,419,971	52,467,602
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.832% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2032	8,000,000	7,954,997
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	6.382% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2032	17,545,936	17,567,754
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2031	98,917,419	99,004,979
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	6.176% (3 mo. USD Term SOFR + 1.08%)	#	1/20/2031	65,740,000	65,759,788	(a)
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	6.646% (3 mo. USD Term SOFR + 1.55%)	#	1/20/2031	31,370,000	31,387,661	(a)
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.896% (3 mo. USD Term SOFR + 1.80%)	#	1/20/2031	15,112,000	15,124,256	(a)
Cedar Funding X CLO Ltd. Series 2019-10A Class AR†	6.644% (3 mo. USD Term SOFR + 1.36%)	#	10/20/2032	10,610,000	10,620,348

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Cedar Funding XIV CLO Ltd. Series 2021-14A Class A†	6.663% (3 mo. USD Term SOFR + 1.36%)	#	7/15/2033		$96,630,000	$96,719,271
CIFC Funding Ltd. Series 2013-2A Class A1L2†	6.541% (3 mo. USD Term SOFR + 1.26%)	#	10/18/2030		27,209,398	27,242,966
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029		7,800,608	7,808,350
Dell Equipment Finance Trust Series 2024-1 Class A2†	5.58%		3/22/2030		56,075,000	56,333,909
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028		20,565,000	20,642,555
Dryden 113 CLO Ltd. Series 2022-113A Class A1R†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2035		42,490,000	42,545,965
Dryden 55 CLO Ltd. Series 2018-55A Class A1†	6.583% (3 mo. USD Term SOFR + 1.28%)	#	4/15/2031		16,372,730	16,387,941
Dryden CLO Ltd. Series 2019-72A Class AR†	6.46% (3 mo. USD Term SOFR + 1.34%)	#	5/15/2032		60,176,684	60,240,092
Dryden Senior Loan Fund Series 2017-47A Class A1R†	6.543% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2028		18,591,467	18,605,168
Elmwood CLO VII Ltd. Series 2020-4A Class AR†	6.916% (3 mo. USD Term SOFR + 1.63%)	#	1/17/2034		67,120,000	67,206,112
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	6.552% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2034		107,000,000	107,103,937
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	11,985,385	8,765,522
Flatiron CLO 28 Ltd. Series 2024-1A Class A1†	6.587% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2036		$15,750,000	15,763,655
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.495% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030		16,644,283	16,658,829
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	6.471% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039		67,520,000	67,161,334
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.722% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		29,514,082	29,541,939

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.247% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030	$23,027,000	$23,042,825
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	6.453% (1 mo. USD Term SOFR + 1.11%)	#	9/17/2036	13,683,156	13,549,202
KKR CLO 15 Ltd. Series 15 Class A1R2†	6.318% (3 mo. USD Term SOFR + 1.10%)	#	1/18/2032	93,840,000	93,958,662
KKR CLO 15 Ltd. Series 15 Class BR2†	6.768% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	7,890,000	7,896,835
KKR CLO 23 Ltd. Series 23 Class BR†(b)	1.00% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	17,910,000	17,910,000
KKR CLO 23 Ltd. Series 23 Class CR†(b)	1.00% (3 mo. USD Term SOFR + 1.90%)	#	10/20/2031	7,750,000	7,750,000
KKR CLO 24 Ltd. Series 24 Class A1R†	6.624% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	123,830,058	123,941,497
KKR CLO 40 Ltd. Series 40A Class AR†	6.582% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	116,335,000	116,498,755
KREF Ltd. Series 2021-FL2 Class A†	6.523% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	32,334,448	31,717,733
Lendmark Funding Trust Series 2021-1A Class A†	5.12%		7/20/2032	82,215,000	82,150,313
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	128,680,596
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,700,000	36,886,836
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	29,550,000	30,049,227
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.903% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	49,470,616	49,440,127
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	20,947,127
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	6.379% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	75,370,000	75,369,283
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	7.082% (3 mo. USD Term SOFR + 1.80%)	#	10/22/2030	47,090,000	47,115,439
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	32,907,979	32,940,251
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	67,540,000	63,389,802
MF1 LLC Series 2022-FL9 Class A†	7.486% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	44,252,085	44,239,030

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL6 Class AS†	6.903% (1 mo. USD Term SOFR + 1.56%)	#	7/16/2036	$19,790,000	$19,437,501
MF1 Ltd. Series 2021-FL7 Class A†	6.536% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	48,596,046	48,337,904
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	6.512% (3 mo. USD Term SOFR + 1.23%)	#	4/20/2033	90,070,000	90,142,683
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	3,434,123	3,435,685
Mountain View CLO LLC Series 2017-1A Class BR†	7.298% (3 mo. USD Term SOFR + 2.01%)	#	10/16/2029	36,501,623	36,526,697
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	6.533% (3 mo. USD Term SOFR + 1.25%)	#	7/23/2036	47,610,000	47,650,468
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	6.567% (3 mo. USD Term SOFR + 1.28%)	#	10/23/2036	96,990,000	97,066,175
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	6.625% (3 mo. USD Term SOFR + 1.36%)	#	12/21/2029	35,074,993	35,111,134
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	6.516% (3 mo. USD Term SOFR + 1.23%)	#	7/25/2030	34,588,222	34,640,105
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.699% (3 mo. USD Term SOFR + 1.42%)	#	4/26/2036	69,640,000	69,664,916
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	19,807,218	19,850,302
Octagon Investment Partners 32 Ltd. Series 2017-1A Class A1R†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	48,425,861	48,464,326
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	5,065,818	5,067,746
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	6.378% (3 mo. USD Term SOFR + 1.26%)	#	2/14/2031	61,170,094	61,215,746
OneMain Financial Issuance Trust Series 2018-2A Class A†	3.57%		3/14/2033	181,068	180,908

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	$75,865,000	$73,073,540
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,449,070
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	16,814,375
OneMain Financial Issuance Trust Series 2021-3A Class A†	5.94%		5/15/2034	105,705,000	106,654,421
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	1,621,488	1,618,699
Perimeter Master Note Business Trust	2.13%		5/15/2027	90,000,000	88,352,126
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	92,276,941
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	51,688,000	52,687,636
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	35,011,000	34,807,306	(a)
Rad CLO 2 Ltd. Series 2018-2A Class AR†	6.643% (3 mo. USD Term SOFR + 1.34%)	#	10/15/2031	59,331,960	59,362,392
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	6.636% (3 mo. USD Term SOFR + 1.35%)	#	4/17/2036	78,800,000	78,916,340
Regatta XIII Funding Ltd. Series 2018-2A Class A1R†	6.401% (3 mo. USD Term SOFR + 1.10%)	#	7/15/2031	64,003,282	64,102,821
Romark CLO Ltd. Series 2017-1A Class A1R†	6.575% (3 mo. USD Term SOFR + 1.29%)	#	10/23/2030	27,598,215	27,623,880
RR 12 Ltd. Series 2020-12A Class AAR3†	6.551% (3 mo. USD Term SOFR + 1.25%)	#	1/15/2036	48,700,000	48,751,679
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%)	#	7/15/2037	90,275,000	90,371,177
RR Ltd. Series 2022-24A Class A1AR†	7.031% (3 mo. USD Term SOFR + 1.73%)	#	1/15/2036	112,280,000	112,549,052
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	10,828,390	10,679,045
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	66,070,204	65,353,871
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	44,495,440
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	16,295,000	16,706,455

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.743% (3 mo. USD Term SOFR + 1.42%)	#	4/20/2036	$71,860,000	$71,964,360
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.323% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	6,041,611	6,045,768
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	6.585% (3 mo. USD Term SOFR + 1.32%)	#	1/29/2032	22,147,205	22,166,280
Valley Stream Park CLO Ltd. Series 2022-1A Class AR†	6.912% (3 mo. USD Term SOFR + 1.63%)	#	10/20/2034	112,700,000	112,848,442
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	6.623% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	60,720,315	60,762,819
Verde CLO Ltd. Series 2019-1A Class AR†	6.663% (3 mo. USD Term SOFR + 1.36%)	#	4/15/2032	19,326,917	19,326,917
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	77,880,000	79,445,357
Wind River CLO Ltd. Series 2013-1A Class A1RR†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2030	4,668,275	4,670,289
Total					5,571,751,001

Rec Vehicle Loan 0.13%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	238,620	238,050
Octane Receivables Trust Series 2022-1A Class A2†	4.18%		3/20/2028	18,130,455	18,036,292
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	20,660,091	20,624,498
Octane Receivables Trust Series 2023-1A Class A†	5.87%		5/21/2029	17,376,237	17,434,184
Total					56,333,024

Student Loan 0.47%
Navient Private Education Refi Loan Trust Series 2020-FA Class A†	1.22%		7/15/2069	29,322,411	27,122,706
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	81,054,922	72,828,528
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	77,996,479	70,844,358
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	29,639,571	27,478,751
Total					198,274,343
Total Asset-Backed Securities (cost $10,590,619,421)					10,576,709,997

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 57.63%

Aerospace/Defense 1.22%
BAE Systems PLC (United Kingdom)†(c)	5.00%	3/26/2027	$10,519,000	$10,639,285
BAE Systems PLC (United Kingdom)†(c)	5.125%	3/26/2029	20,503,000	20,935,259
Boeing Co.	2.196%	2/4/2026	76,341,000	73,175,829
Boeing Co.	2.25%	6/15/2026	10,368,000	9,860,420
Boeing Co.	3.20%	3/1/2029	41,998,000	38,748,203
Boeing Co.	4.875%	5/1/2025	37,083,000	36,935,692
Boeing Co.†	6.259%	5/1/2027	40,012,000	41,174,321
Boeing Co.†	6.298%	5/1/2029	63,282,000	66,116,461
Bombardier, Inc. (Canada)†(c)	7.125%	6/15/2026	5,644,000	5,745,609
Bombardier, Inc. (Canada)†(c)	7.875%	4/15/2027	19,074,000	19,150,792
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%	8/15/2026	56,985,000	57,111,792
HEICO Corp.	5.25%	8/1/2028	22,984,000	23,571,479
Rolls-Royce PLC (United Kingdom)†(c)	3.625%	10/14/2025	11,568,000	11,341,074
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	16,832,000	17,268,218
Triumph Group, Inc.†	9.00%	3/15/2028	82,301,000	87,018,658
Total				518,793,092

Agriculture 0.81%
BAT Capital Corp.	2.259%	3/25/2028	20,595,000	18,981,600
BAT Capital Corp.	2.789%	9/6/2024	27,255,000	27,248,159
BAT Capital Corp.	3.557%	8/15/2027	5,439,000	5,306,907
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	41,587,000	43,649,215
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%	7/26/2026	8,800,000	8,581,173
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	10,000,000	10,213,063
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	130,231,000	134,816,147
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	47,780,000	45,571,012
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	51,875,000	51,961,945
Total				346,329,221

Airlines 0.27%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	6,083,868	6,026,920
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	59,021,611	59,608,574
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	47,268,359	48,202,759
Total				113,838,253

Apparel 0.24%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,751,873
Tapestry, Inc.	7.00%	11/27/2026	75,134,000	77,518,681

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Apparel (continued)
Tapestry, Inc.	7.35%	11/27/2028	$6,182,000	$6,487,759
Total				103,758,313

Auto Manufacturers 2.84%
BMW U.S. Capital LLC†	4.60%	8/13/2027	19,939,000	20,057,509
BMW U.S. Capital LLC†	4.65%	8/13/2026	20,081,000	20,166,603
Daimler Truck Finance North America LLC†	5.125%	9/25/2027	27,676,000	28,144,970
Ford Motor Credit Co. LLC	2.30%	2/10/2025	45,441,000	44,796,144
Ford Motor Credit Co. LLC	3.375%	11/13/2025	90,599,000	88,537,539
Ford Motor Credit Co. LLC	3.664%	9/8/2024	8,046,000	8,042,460
Ford Motor Credit Co. LLC	4.063%	11/1/2024	18,729,000	18,673,922
Ford Motor Credit Co. LLC	4.389%	1/8/2026	10,224,000	10,106,722
Ford Motor Credit Co. LLC	4.687%	6/9/2025	10,043,000	9,995,361
Ford Motor Credit Co. LLC	5.125%	6/16/2025	25,607,000	25,544,156
Ford Motor Credit Co. LLC	5.80%	3/8/2029	64,650,000	65,913,114
Ford Motor Credit Co. LLC	5.85%	5/17/2027	39,899,000	40,586,174
General Motors Co.	6.125%	10/1/2025	43,531,000	44,004,809
General Motors Financial Co., Inc.	2.75%	6/20/2025	74,459,000	73,076,255
General Motors Financial Co., Inc.	4.35%	1/17/2027	9,511,000	9,431,906
General Motors Financial Co., Inc.	5.35%	7/15/2027	28,768,000	29,292,235
General Motors Financial Co., Inc.	5.40%	5/8/2027	35,422,000	36,078,391
General Motors Financial Co., Inc.	5.55%	7/15/2029	32,397,000	33,293,762
Hyundai Capital America†	1.00%	9/17/2024	24,328,000	24,283,962
Hyundai Capital America†	1.30%	1/8/2026	19,188,000	18,298,272
Hyundai Capital America†	1.50%	6/15/2026	47,772,000	45,114,189
Hyundai Capital America†	2.00%	6/15/2028	42,180,000	38,297,575
Hyundai Capital America†	5.25%	1/8/2027	40,238,000	40,759,424
Hyundai Capital America†	5.30%	1/8/2029	23,600,000	24,060,631
Hyundai Capital America†	5.50%	3/30/2026	46,107,000	46,589,048
Hyundai Capital America†	5.65%	6/26/2026	46,778,000	47,484,724
Hyundai Capital America†	5.95%	9/21/2026	48,250,000	49,367,083
Hyundai Capital America†	6.10%	9/21/2028	35,000,000	36,678,412
Nissan Motor Acceptance Co. LLC†	1.85%	9/16/2026	18,061,000	16,837,805
Nissan Motor Acceptance Co. LLC†	2.00%	3/9/2026	35,001,000	33,248,636
Volkswagen Group of America Finance LLC†	4.90%	8/14/2026	19,838,000	19,887,006
Volkswagen Group of America Finance LLC†	5.40%	3/20/2026	60,840,000	61,351,587
Volkswagen Group of America Finance LLC†	5.70%	9/12/2026	63,166,000	64,303,978
Volkswagen Group of America Finance LLC†	6.00%	11/16/2026	39,108,000	40,151,397
Total				1,212,455,761

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.47%
Clarios Global LP†	6.75%		5/15/2025	$5,500,000	$5,518,128
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	33,811,000	34,206,149
Goodyear Tire & Rubber Co.	9.50%		5/31/2025	17,552,000	17,625,877
ZF North America Capital, Inc.†	4.75%		4/29/2025	81,949,000	81,421,486
ZF North America Capital, Inc.†	6.875%		4/14/2028	61,514,000	63,604,861
Total					202,376,501

Banks 17.06%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	91,136,749
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	47,785,320
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	30,400,000	31,295,274
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	73,907,000	78,439,376
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,896,871
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	5.381%		3/13/2029	47,200,000	48,700,196
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	131,403,000	126,092,755
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	81,286,000	78,905,184
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	40,584,000	40,168,775
Bank of America Corp.	1.734% (SOFR + 0.96%)	#	7/22/2027	30,964,000	29,382,327
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%)	#	1/23/2026	100,819,000	100,002,328
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	166,560,000	164,764,816
Bank of America Corp.	3.95%		4/21/2025	54,676,000	54,257,321
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	62,426,000	63,083,848
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	139,211,000	131,616,451
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%)	#	3/20/2030	55,106,000	56,493,362
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	31,316,000	31,702,228
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	65,707,680
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%)	#	5/7/2026	63,703,000	62,632,741
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	10,111,615

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	$93,499,000	$93,781,588
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%)	#	5/9/2027	56,636,000	57,452,612
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	69,331,000	71,643,934
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	33,243,000	34,087,815
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	32,648,705
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%)	#	1/13/2027	17,024,000	16,210,314
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,783,389	33,916,499
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	17,065,000	16,674,079
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%)	#	1/20/2028	168,306,000	160,173,871
BNP Paribas SA (France)†(c)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	69,838,000	69,427,039
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	11,186,000	11,070,214
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	21,304,000	21,637,189
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%)	#	5/20/2030	61,402,000	63,044,535
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	53,319,230
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	22,101,648
BPCE SA (France)†(c)	5.716% (1 yr. CMT + 1.96%)	#	1/18/2030	28,760,000	29,479,513
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%)	#	1/18/2027	58,362,000	59,110,482
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%)	#	3/15/2030	24,491,000	25,224,410
Canadian Imperial Bank of Commerce (Canada)(c)	5.001%		4/28/2028	32,339,000	32,923,829
Canadian Imperial Bank of Commerce (Canada)(c)	5.237%		6/28/2027	26,340,000	26,918,134
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	236,002,000	232,933,013
Citigroup, Inc.	3.29% (SOFR + 1.53%)	#	3/17/2026	15,948,000	15,785,776
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,768,273
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	17,272,000	16,996,528

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	4.40%		6/10/2025	$170,806,000	$169,898,127
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	79,375,000	80,923,045
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	71,051,000	70,533,783
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	78,163,000	78,118,873
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	27,294,000	28,066,248
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	89,237,356
Danske Bank AS (Denmark)†(c)	0.976% (1 yr. CMT + 0.55%)	#	9/10/2025	46,616,000	46,576,786
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	46,515,000	44,863,293
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	137,918,000	137,000,124
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	84,056,000	83,123,119
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%)	#	3/1/2028	48,712,000	49,651,125
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%)	#	3/1/2030	20,526,000	21,190,719
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	37,278,000	37,416,809
Discover Bank	4.25%		3/13/2026	17,999,000	17,845,042
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.25%		4/26/2029	62,272,000	63,671,250
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	52,272,224
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	120,648,000	113,999,179
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	40,000,000	38,175,500
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	70,417,000	69,461,574
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%)	#	8/10/2026	36,746,000	36,992,780
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%)	#	3/10/2026	67,377,000	66,581,554
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%)	#	5/17/2028	56,081,000	57,299,734

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%)	#	8/14/2027	$61,627,000	$62,946,745
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	24,051,000	23,985,638
Huntington National Bank	5.699% (SOFR + 1.22%)	#	11/18/2025	80,138,000	80,126,753
Intesa Sanpaolo SpA (Italy)†(c)	3.25%		9/23/2024	20,481,000	20,452,691
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	83,375,000	83,681,917
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	10,000,000	10,092,125
JPMorgan Chase & Co.	4.979% (SOFR + 0.93%)	#	7/22/2028	23,529,000	23,834,087
KeyBank NA	4.15%		8/8/2025	10,000,000	9,908,251
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	18,212,952
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	29,412,944
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	31,204,000	31,723,257
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%)	#	8/7/2027	41,528,000	42,474,193
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	43,595,314
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	32,702,439
Macquarie Group Ltd. (Australia)†(c)	1.201% (SOFR + 0.69%)	#	10/14/2025	40,033,000	39,825,892
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%)	#	1/12/2027	67,569,000	64,397,281
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%)	#	11/28/2028	38,587,000	37,480,904
Macquarie Group Ltd. (Australia)†(c)	5.108% (SOFR + 2.21%)	#	8/9/2026	43,107,000	43,179,411
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	188,038,000	186,940,014
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	47,267,287
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	9,324,000	9,285,658
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	24,450,000	24,874,592
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	32,849,109
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	41,624,129
Morgan Stanley Bank NA	4.968% (SOFR + 0.93%)	#	7/14/2028	27,492,000	27,840,129

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
National Securities Clearing Corp.†	4.90%		6/26/2029	$15,771,000	$16,171,228
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%)	#	5/18/2029	39,204,000	39,330,353
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	32,344,000	32,505,904
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029	79,112,000	82,254,599
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%)	#	3/2/2027	22,160,000	22,487,834
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	7,446,000	7,647,973
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	40,653,000	41,460,129
PNC Financial Services Group, Inc.	6.615% (SOFR + 1.73%)	#	10/20/2027	25,722,000	26,758,343
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	35,038,000	32,894,963
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	36,786,594
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	35,635,222
Santander U.K. Group Holdings PLC (United Kingdom)†(c)	4.75%		9/15/2025	42,889,000	42,494,183
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	58,887,000	61,763,769
Societe Generale SA (France)†(c)	1.488% (1 yr. CMT + 1.10%)	#	12/14/2026	31,745,000	30,249,211
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	76,944,000	75,974,973
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	8,168,000	8,078,841
Standard Chartered PLC (United Kingdom)(c)	3.516% (5 yr. CMT + 1.85%)	#	2/12/2030	27,425,000	27,162,447
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	29,535,000	30,142,692
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	32,803,000	33,570,469
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	40,593,000	42,321,756
State Street Corp.	4.53% (SOFR + 1.02%)	#	2/20/2029	24,304,000	24,350,178

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	$54,791,000	$56,334,689
Synchrony Bank	5.40%		8/22/2025	7,930,000	7,937,559
Truist Financial Corp.	4.26% (SOFR + 1.46%)	#	7/28/2026	70,757,000	70,134,955
Truist Financial Corp.	4.873% (SOFR + 1.44%)	#	1/26/2029	23,640,000	23,702,517
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	23,827,000	24,447,312
Truist Financial Corp.	6.047% (SOFR + 2.05%)	#	6/8/2027	28,006,000	28,593,650
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	53,941,000	53,970,343
U.S. Bancorp	4.653% (SOFR + 1.23%)	#	2/1/2029	47,588,000	47,652,025
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	41,292,000	42,051,399
U.S. Bancorp	5.384% (SOFR + 1.56%)	#	1/23/2030	18,342,000	18,855,593
U.S. Bancorp	5.775% (SOFR + 2.02%)	#	6/12/2029	55,402,000	57,542,155
U.S. Bancorp	6.787% (SOFR + 1.88%)	#	10/26/2027	50,000,000	52,282,421
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%)	#	2/2/2027	12,058,000	11,454,081
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	30,138,172
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%)	#	6/5/2026	55,363,000	54,151,548
UBS Group AG (Switzerland)†(c)	2.593% (SOFR + 1.56%)	#	9/11/2025	27,442,000	27,424,242
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	57,857,000	56,084,051
UBS Group AG (Switzerland)†(c)	4.125%		9/24/2025	54,339,000	53,862,850
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	47,874,853
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	11,042,000	10,860,559
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	29,178,000	29,034,960
UBS Group AG (Switzerland)(c)	4.55%		4/17/2026	8,366,000	8,341,637
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,455,101
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	10,003,289

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	$31,428,000	$32,212,044
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%)	#	1/12/2027	72,194,000	72,956,947
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	30,943,000	32,388,132
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	35,554,000	34,592,097
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	62,273,000	61,050,413
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	78,715,000	78,379,640
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	77,683,000	78,149,284
Wells Fargo & Co.	5.198% (SOFR + 1.50%)	#	1/23/2030	60,922,000	62,201,899
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	76,550,745
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	40,086,000	41,180,510
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	31,837,000	33,783,406
Total					7,276,793,142

Beverages 0.13%
Bacardi Ltd.†	4.70%		5/15/2028	29,825,000	29,658,743
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029	12,000,000	11,565,554
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	13,964,000	14,422,635
Total					55,646,932

Biotechnology 0.30%
Amgen, Inc.	5.507%		3/2/2026	26,424,000	26,428,230
Illumina, Inc.	5.75%		12/13/2027	64,867,000	66,887,612
Illumina, Inc.	5.80%		12/12/2025	36,106,000	36,470,818
Total					129,786,660

Chemicals 0.65%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	57,531,000	59,385,573
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	90,336,000	86,740,494
Kraton Corp.†	5.00%		7/15/2027	49,321,000	49,951,586
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	36,739,000	34,760,748

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Solvay Finance America LLC†	5.65%		6/4/2029	$43,156,000	$44,554,069
Total					275,392,470

Coal 0.03%
Coronado Finance Pty. Ltd. (Australia)†(c)	10.75%		5/15/2026	13,954,000	14,516,249

Commercial Services 0.62%
Block, Inc.	2.75%		6/1/2026	20,308,000	19,523,252
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	29,116,000	29,712,904
Gartner, Inc.†	4.50%		7/1/2028	49,279,000	48,429,026
Global Payments, Inc.	2.65%		2/15/2025	10,000,000	9,873,968
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	23,443,535
GXO Logistics, Inc.	6.25%		5/6/2029	52,971,000	55,292,221
ITR Concession Co. LLC†	4.197%		7/15/2025	5,775,000	5,713,846
Quanta Services, Inc.	4.75%		8/9/2027	28,807,000	28,943,354
Triton Container International Ltd.†	2.05%		4/15/2026	44,729,000	42,571,027
Total					263,503,133

Computers 0.13%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	46,264,000	42,433,975
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(c)	6.00%		6/4/2029	12,375,000	12,845,274
Total					55,279,249

Diversified Financial Services 3.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	1.75%		10/29/2024	62,466,000	62,089,622
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025	13,447,000	13,352,325
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	23,021,000	23,247,587
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	52,601,000	54,568,751
Air Lease Corp.	5.85%		12/15/2027	29,247,000	30,304,350
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	62,314,443
Aircastle Ltd.†	5.95%		2/15/2029	32,497,000	33,368,842
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	142,876,252
American Express Co.	5.043% (SOFR + 0.93%)	#	7/26/2028	15,000,000	15,217,965
American Express Co.	5.282% (SOFR + 1.28%)	#	7/27/2029	57,324,000	58,898,431
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	80,929,665
Aviation Capital Group LLC†	5.375%		7/15/2029	21,957,000	22,213,481

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	5.50%		12/15/2024	$56,550,000	$56,458,395
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	31,636,608
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	28,269,000	27,042,714
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	10,875,000	10,071,751
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	29,703,000	27,485,512
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%		2/15/2027	21,656,000	20,752,649
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	36,418,000	35,868,951
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	28,081,000	27,676,945
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	20,300,628
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	27,769,000	28,449,313
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	29,584,000	30,295,984
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	15,827,000	16,458,000
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	9,686,000	9,713,773
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	83,954,228
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,822,281
LPL Holdings, Inc.	5.70%		5/20/2027	16,168,000	16,463,448
LPL Holdings, Inc.	6.75%		11/17/2028	47,490,000	50,666,170
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%		3/26/2029	11,855,000	12,345,041
Navient Corp.	4.875%		3/15/2028	2,000,000	1,905,322
Navient Corp.	5.00%		3/15/2027	5,632,000	5,534,861
Navient Corp.	5.875%		10/25/2024	80,407,000	80,355,556
Navient Corp.	6.75%		6/25/2025	25,021,000	25,128,240
Nuveen LLC†	5.55%		1/15/2030	20,736,000	21,507,439
Osaic Holdings, Inc.†(d)	10.75%		8/1/2027	33,677,000	34,689,566
Radian Group, Inc.	6.20%		5/15/2029	36,418,000	37,946,585
Synchrony Financial	4.50%		7/23/2025	65,524,000	65,084,128
Synchrony Financial	5.935% (SOFR + 2.13%)	#	8/2/2030	17,473,000	17,793,932
Total					1,407,789,734

Electric 4.36%
AEP Texas, Inc.	5.45%		5/15/2029	20,573,000	21,308,395
AES Corp.†	3.30%		7/15/2025	75,993,000	74,566,368
AES Corp.	5.45%		6/1/2028	61,750,000	62,914,018
Alexander Funding Trust II†	7.467%		7/31/2028	39,587,000	42,543,079
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(e)	6/15/2026	68,347,000	68,867,017
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,846,921
Ameren Corp.	5.00%		1/15/2029	30,000,000	30,440,156

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
American Electric Power Co., Inc.	5.20%	1/15/2029	$52,421,000	$53,724,113
American Electric Power Co., Inc.	5.699%	8/15/2025	46,726,000	47,036,827
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%	8/1/2028	12,691,000	12,522,442
Black Hills Corp.	5.95%	3/15/2028	37,913,000	39,571,656
Calpine Corp.†	5.25%	6/1/2026	6,497,000	6,480,587
CenterPoint Energy, Inc.	5.40%	6/1/2029	41,448,000	42,633,741
Cleco Corporate Holdings LLC	3.743%	5/1/2026	11,432,000	11,203,926
Comision Federal de Electricidad (Mexico)†(c)	4.688%	5/15/2029	43,177,000	41,716,543
Constellation Energy Generation LLC	5.60%	3/1/2028	11,699,000	12,128,267
Consumers Energy Co.	4.70%	1/15/2030	28,443,000	28,863,664
DPL, Inc.	4.125%	7/1/2025	18,775,000	18,489,038
DTE Energy Co.	4.875%	6/1/2028	53,006,000	53,607,975
DTE Energy Co.	4.95%	7/1/2027	20,521,000	20,747,489
DTE Energy Co.	5.10%	3/1/2029	48,117,000	49,049,355
Duke Energy Corp.	4.85%	1/5/2029	15,076,000	15,289,127
Electricite de France SA (France)†(c)	5.70%	5/23/2028	98,145,000	101,506,562
Enel Finance International NV (Netherlands)†(c)	5.125%	6/26/2029	42,961,000	43,625,535
Engie SA (France)†(c)	5.25%	4/10/2029	21,027,000	21,581,676
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%	2/11/2025	112,184,000	112,277,113
Evergy Missouri West, Inc.†	5.15%	12/15/2027	23,835,000	24,282,908
Eversource Energy	5.95%	2/1/2029	33,504,000	35,142,134
Exelon Corp.	5.15%	3/15/2029	20,000,000	20,537,722
Fells Point Funding Trust†	3.046%	1/31/2027	114,348,000	109,943,068
FirstEnergy Corp.	2.05%	3/1/2025	70,444,000	69,422,210
FirstEnergy Transmission LLC†	4.35%	1/15/2025	125,751,000	125,173,211
ITC Holdings Corp.†	4.95%	9/22/2027	25,656,000	25,906,258
Liberty Utilities Co.†	5.577%	1/31/2029	51,528,000	52,933,490
National Grid PLC (United Kingdom)(c)	5.602%	6/12/2028	27,330,000	28,275,536
NRG Energy, Inc.†	2.00%	12/2/2025	8,450,000	8,111,240
OGE Energy Corp.	5.45%	5/15/2029	16,419,000	16,996,586
Pacific Gas & Electric Co.	3.15%	1/1/2026	120,471,909	117,653,730
Pacific Gas & Electric Co.	3.30%	12/1/2027	33,877,000	32,335,179
Pacific Gas & Electric Co.	5.45%	6/15/2027	15,023,000	15,257,835
Pacific Gas & Electric Co.	5.55%	5/15/2029	28,749,000	29,598,905
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	31,773,754
Southern Co.	5.113%	8/1/2027	42,580,000	43,276,126
Vistra Operations Co. LLC†	3.70%	1/30/2027	25,178,000	24,508,920
Total				1,859,670,402

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Energy-Alternate Sources 0.16%
Greenko Dutch BV (Netherlands)†(c)(d)	3.85%	3/29/2026	$29,436,680	$28,369,637
Greenko Dutch BV (Netherlands)(c)	3.85%	3/29/2026	12,680,850	12,221,185
Greenko Solar Mauritius Ltd. (Mauritius)(c)	5.55%	1/29/2025	13,000,000	12,956,490
Greenko Solar Mauritius Ltd. (Mauritius)†(c)	5.55%	1/29/2025	3,334,000	3,322,841
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(c)	5.50%	4/6/2025	10,564,000	10,497,697
Total				67,367,850

Engineering & Construction 0.21%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	44,948,000	47,547,726
MasTec, Inc.	5.90%	6/15/2029	39,725,000	41,115,454
Total				88,663,180

Entertainment 0.66%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	3,700,000	3,781,048
Everi Holdings, Inc.†	5.00%	7/15/2029	9,612,000	9,534,167
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029	6,763,000	6,990,426
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,906,288
Warnermedia Holdings, Inc.	3.755%	3/15/2027	148,562,000	142,356,947
Warnermedia Holdings, Inc.	4.054%	3/15/2029	19,895,000	18,594,236
Warnermedia Holdings, Inc.	6.412%	3/15/2026	91,486,000	91,520,968
Total				282,684,080

Environmental Control 0.25%
Veralto Corp.†	5.35%	9/18/2028	42,492,000	43,820,047
Veralto Corp.†	5.50%	9/18/2026	60,113,000	60,923,987
Total				104,744,034

Food 0.73%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	5,630,000	5,443,293
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	65,716,000	64,273,582
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	20,000,000	19,971,098
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	73,867,787
Kroger Co.	4.60%	8/15/2027	31,787,000	31,876,055
Kroger Co.	4.65%	9/15/2029	32,193,000	32,198,520
Kroger Co.	4.70%	8/15/2026	25,494,000	25,573,896
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	43,000,000	43,325,553
Tyson Foods, Inc.	5.40%	3/15/2029	12,250,000	12,633,729
Total				309,163,513

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	$16,483,000	$16,692,697

Gas 0.74%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	54,394,378
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,632,919
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	107,466,077
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,847,139
NiSource, Inc.	5.20%	7/1/2029	24,005,000	24,585,161
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	43,070,450
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,621,002
Total				313,617,126

Hand/Machine Tools 0.41%
Regal Rexnord Corp.	6.05%	2/15/2026	35,742,000	36,199,742
Regal Rexnord Corp.	6.05%	4/15/2028	120,296,000	124,355,267
Werner FinCo LP/Werner FinCo, Inc.†	11.50%	6/15/2028	14,000,000	15,439,424
Total				175,994,433

Health Care-Products 0.34%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	12,250,000	12,351,581
Solventum Corp.†	5.40%	3/1/2029	80,331,000	82,000,853
Solventum Corp.†	5.45%	2/25/2027	48,673,000	49,364,984
Total				143,717,418

Health Care-Services 1.35%
Centene Corp.	2.45%	7/15/2028	55,420,000	50,750,848
Centene Corp.	4.25%	12/15/2027	190,733,000	186,629,379
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,026,000	14,102,023
HCA, Inc.	5.25%	4/15/2025	191,891,000	191,819,093
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,509,543
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,339,420
Humana, Inc.	5.70%	3/13/2026	32,237,000	32,238,326
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	23,601,000	24,211,649
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	24,765,000	25,884,343
IQVIA, Inc.	6.25%	2/1/2029	19,836,000	20,970,579
Total				575,455,203

Home Builders 0.06%
Toll Brothers Finance Corp.	4.875%	11/15/2025	24,292,000	24,188,057

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Home Furnishings 0.08%
Leggett & Platt, Inc.	3.50%	11/15/2027	$18,646,000	$17,755,907
LG Electronics, Inc. (South Korea)†(c)	5.625%	4/24/2027	14,866,000	15,166,702
Total				32,922,609

Housewares 0.01%
Newell Brands, Inc.	5.70%	4/1/2026	5,000,000	4,987,610

Insurance 3.93%
AEGON Funding Co. LLC†	5.50%	4/16/2027	80,352,000	81,233,824
Aon Corp.	8.205%	1/1/2027	71,754,000	77,107,630
Aon North America, Inc.	5.15%	3/1/2029	20,630,000	21,133,709
Athene Global Funding†	5.339%	1/15/2027	42,849,000	43,399,353
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,800,832
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,350,890
Athene Global Funding†	5.684%	2/23/2026	33,939,000	34,326,361
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	60,551,493
Brighthouse Financial Global Funding†	5.65%	6/10/2029	47,534,000	48,738,448
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	90,734,437
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,544,608
CNO Global Funding †	1.75%	10/7/2026	29,008,000	27,188,781
Corebridge Financial, Inc.	3.50%	4/4/2025	25,000,000	24,743,533
Corebridge Global Funding†	4.65%	8/20/2027	29,314,000	29,453,858
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,699,813
Corebridge Global Funding†	5.75%	7/2/2026	19,800,000	20,206,044
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	58,544,473
F&G Annuities & Life, Inc.	6.50%	6/4/2029	28,793,000	29,392,464
F&G Annuities & Life, Inc.	7.40%	1/13/2028	58,240,000	61,063,662
F&G Global Funding†	0.90%	9/20/2024	31,336,000	31,261,988
F&G Global Funding†	1.75%	6/30/2026	36,106,000	33,939,535
F&G Global Funding†	2.00%	9/20/2028	16,130,000	14,150,982
F&G Global Funding†	2.30%	4/11/2027	58,675,000	54,505,615
F&G Global Funding†	5.875%	6/10/2027	41,457,000	42,204,454
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	18,531,000	18,459,132
GA Global Funding Trust†	0.80%	9/13/2024	50,588,000	50,517,383
GA Global Funding Trust†	1.95%	9/15/2028	2,244,000	2,024,761
GA Global Funding Trust†	3.85%	4/11/2025	58,346,000	57,848,341
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	71,924,129
Global Atlantic Fin Co.†	4.40%	10/15/2029	10,000,000	9,555,925
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,649,216

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	3.05%	4/29/2026	$7,346,000	$7,141,742
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,796,862
Jackson National Life Global Funding†	5.55%	7/2/2027	56,344,000	57,598,194
Jackson National Life Global Funding†	5.60%	4/10/2026	39,234,000	39,661,519
Kemper Corp.	4.35%	2/15/2025	25,199,000	25,035,872
Met Tower Global Funding†	5.25%	4/12/2029	13,896,000	14,344,190
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	39,016,350
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	38,246,126
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,528,475
NMI Holdings, Inc.	6.00%	8/15/2029	16,531,000	16,942,457
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,697,005
Principal Life Global Funding II†	5.10%	1/25/2029	42,790,000	43,674,549
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,193,652
Total				1,677,132,667

Internet 0.52%
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	60,280,000	57,527,818
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	61,050,000	66,369,897
Uber Technologies, Inc.†	4.50%	8/15/2029	96,642,000	94,961,364
Uber Technologies, Inc.†	6.25%	1/15/2028	2,500,000	2,523,225
Uber Technologies, Inc.†	7.50%	9/15/2027	1,660,000	1,694,175
Total				223,076,479

Leisure Time 0.03%
Harley-Davidson Financial Services, Inc.†	5.95%	6/11/2029	12,454,000	12,746,383

Lodging 0.37%
Hyatt Hotels Corp.	1.80%	10/1/2024	35,093,000	34,991,206
Hyatt Hotels Corp.	5.25%	6/30/2029	24,657,000	25,064,695
Hyatt Hotels Corp.	5.75%	1/30/2027	9,778,000	9,972,663
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	72,037,647
Las Vegas Sands Corp.	5.90%	6/1/2027	16,172,000	16,512,074
Total				158,578,285

Machinery-Diversified 0.05%
AGCO Corp.	5.45%	3/21/2027	9,903,000	10,057,576
IDEX Corp.	4.95%	9/1/2029	10,974,000	11,121,172
Total				21,178,748

Media 0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	58,265,000	57,150,111
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	12,250,000	12,230,207

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027	$68,713,000	$66,601,683
Discovery Communications LLC	3.95%	3/20/2028	14,428,000	13,661,056
FactSet Research Systems, Inc.	2.90%	3/1/2027	26,584,000	25,514,701
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,063,000
Total				215,220,758

Mining 1.66%
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%	12/15/2027	27,772,000	27,737,041
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	30,799,000	28,328,320
Anglo American Capital PLC (United Kingdom)†(c)	3.625%	9/11/2024	113,828,000	113,770,708
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	8,570,000	8,252,455
Anglo American Capital PLC (United Kingdom)†(c)	4.00%	9/11/2027	21,664,000	21,205,755
Anglo American Capital PLC (United Kingdom)†(c)	4.50%	3/15/2028	41,549,000	41,173,307
Anglo American Capital PLC (United Kingdom)†(c)	4.75%	4/10/2027	31,135,000	31,107,261
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	50,052,540
First Quantum Minerals Ltd. (Canada)†(c)	6.875%	10/15/2027	52,706,000	52,320,814
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	31,155,749
Freeport-McMoRan, Inc.	4.55%	11/14/2024	46,515,000	46,393,861
Glencore Funding LLC†	1.625%	4/27/2026	28,863,000	27,487,925
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,273,674
Glencore Funding LLC†	4.00%	3/27/2027	64,763,000	63,622,138
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	57,894,846
Glencore Funding LLC†	5.371%	4/4/2029	56,456,000	57,626,072
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,746,402
New Gold, Inc. (Canada)†(c)	7.50%	7/15/2027	5,284,000	5,338,536
Total				706,487,404

Office/Business Equipment 0.02%
CDW LLC/CDW Finance Corp.	5.10%	3/1/2030	8,246,000	8,289,292

Oil & Gas 5.34%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	36,649,000	37,182,719
Aker BP ASA (Norway)†(c)	2.00%	7/15/2026	64,912,000	61,747,717
Apache Corp.	4.375%	10/15/2028	20,715,000	20,205,457
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	25,140,000	25,239,504
California Resources Corp.†	7.125%	2/1/2026	12,279,000	12,335,422
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	24,602,000	24,133,635
Chesapeake Energy Corp.†	5.50%	2/1/2026	5,922,000	5,929,149

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Chord Energy Corp.†	6.375%	6/1/2026	$34,739,000	$35,018,475
CITGO Petroleum Corp.†	7.00%	6/15/2025	40,850,000	40,951,063
Civitas Resources, Inc.†	5.00%	10/15/2026	23,164,000	22,856,065
Civitas Resources, Inc.†	8.375%	7/1/2028	59,025,000	62,301,714
Continental Resources, Inc.†	2.268%	11/15/2026	154,601,000	146,059,216
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	79,444,682
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	29,878,085
Crescent Energy Finance LLC†	9.25%	2/15/2028	55,167,000	58,531,249
Devon Energy Corp.	5.25%	9/15/2024	74,848,000	74,800,958
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	79,378,086
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,658,928
Diamondback Energy, Inc.	5.15%	1/30/2030	16,627,000	17,017,744
Diamondback Energy, Inc.	5.20%	4/18/2027	15,861,000	16,131,256
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	43,204,000	46,224,089
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	116,716,000	118,842,799
EQT Corp.†	3.125%	5/15/2026	103,261,000	100,318,185
EQT Corp.	3.90%	10/1/2027	123,792,000	121,036,650
Hess Corp.	7.875%	10/1/2029	13,611,000	15,562,867
HF Sinclair Corp.†	5.00%	2/1/2028	46,437,000	45,819,912
HF Sinclair Corp.†	6.375%	4/15/2027	66,202,000	66,746,344
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	8,400,000	8,368,354
Marathon Oil Corp.	5.30%	4/1/2029	40,615,000	41,847,691
Matador Resources Co.†	6.875%	4/15/2028	18,191,000	18,675,099
Occidental Petroleum Corp.	5.00%	8/1/2027	19,165,000	19,336,143
Occidental Petroleum Corp.	5.20%	8/1/2029	19,375,000	19,659,018
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	36,585,128
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	19,403,647
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	31,150,000	623
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,531,798
Ovintiv, Inc.	5.65%	5/15/2025	29,979,000	30,031,011
Ovintiv, Inc.	5.65%	5/15/2028	52,349,000	53,890,592
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	25,863,621
Permian Resources Operating LLC†	5.375%	1/15/2026	18,205,000	18,204,665
Permian Resources Operating LLC†	8.00%	4/15/2027	6,208,000	6,415,564
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	69,396,000	67,366,699
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	44,850,000	44,783,559
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	43,260,000	42,764,115

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Range Resources Corp.	8.25%	1/15/2029	$41,149,000	$42,674,681
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	45,660,204
SM Energy Co.	6.50%	7/15/2028	3,336,000	3,357,270
SM Energy Co.	6.625%	1/15/2027	6,665,000	6,698,732
SM Energy Co.	6.75%	9/15/2026	28,686,000	28,734,967
Southwestern Energy Co.	5.70%	1/23/2025	5,000,000	4,993,310
Southwestern Energy Co.	8.375%	9/15/2028	19,515,000	20,067,821
Strathcona Resources Ltd. (Canada)†(c)	6.875%	8/1/2026	59,914,000	60,267,253
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	22,444,000	23,588,620
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	64,623,000	62,715,264
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(c)	4.00%	8/15/2026	28,492,000	27,646,963
Viper Energy, Inc.†	5.375%	11/1/2027	48,216,000	47,820,841
Total				2,279,305,223

Packaging & Containers 0.03%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	12,296,000	12,728,573

Pharmaceuticals 0.74%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	101,873,000	100,725,742
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	44,132,488
Bayer U.S. Finance LLC†	6.25%	1/21/2029	86,164,000	90,339,362
Cigna Group	5.685%	3/15/2026	20,000,000	20,006,262
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	62,772,000	60,159,448
Total				315,363,302

Pipelines 2.51%
6297782 LLC†	4.911%	9/1/2027	39,908,000	40,002,858
6297782 LLC†	5.026%	10/1/2029	48,388,000	48,296,654
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	8,000,000	8,342,801
DCP Midstream Operating LP	5.375%	7/15/2025	14,856,000	14,862,396
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	24,394,000	25,079,806
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,978,332
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	102,679,913
EnLink Midstream LLC	5.375%	6/1/2029	42,642,000	43,430,536
EnLink Midstream LLC†	5.625%	1/15/2028	46,697,000	47,586,251
EnLink Midstream Partners LP	4.15%	6/1/2025	15,384,000	15,225,809

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	7.50%	6/1/2027	$4,116,000	$4,245,172
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	36,133,000	37,023,678
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	53,644,043
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	48,760,130
ONEOK, Inc.	5.65%	11/1/2028	24,457,000	25,413,414
Plains All American Pipeline LP/PAA Finance Corp.	4.65%	10/15/2025	25,709,000	25,616,145
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	31,547,000	31,513,254
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,882,381
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	54,268,000	55,802,431
TransCanada PipeLines Ltd. (Canada)(c)	6.203%	3/9/2026	12,516,000	12,517,490
Venture Global LNG, Inc.†	8.125%	6/1/2028	108,899,000	114,125,281
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,134,434
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,321,523
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,601,831
Williams Cos., Inc.	4.90%	3/15/2029	18,000,000	18,202,103
Williams Cos., Inc.	5.30%	8/15/2028	33,178,000	34,079,920
Total				1,072,368,586

REITS 2.49%
American Tower Corp.	1.50%	1/31/2028	58,078,000	52,377,486
American Tower Corp.	1.60%	4/15/2026	6,453,000	6,132,669
American Tower Corp.	3.60%	1/15/2028	12,874,000	12,453,810
American Tower Corp.	3.65%	3/15/2027	24,644,000	24,082,165
American Tower Corp.	5.25%	7/15/2028	32,495,000	33,197,043
American Tower Corp.	5.50%	3/15/2028	40,000,000	41,106,857
Crown Castle, Inc.	3.65%	9/1/2027	29,380,000	28,571,391
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	22,018,347
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	30,937,396
EPR Properties	4.50%	6/1/2027	54,181,000	53,043,248
EPR Properties	4.75%	12/15/2026	28,430,000	28,097,312
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	33,105,000	33,050,665
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,865,149
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	60,729,000	60,864,547
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	104,735,000	100,412,555
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	38,850,000	40,755,010
Kilroy Realty LP	4.375%	10/1/2025	7,275,000	7,197,913

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Prologis Targeted U.S. Logistics Fund LP†	5.25%		4/1/2029	$10,923,000	$11,162,406
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	77,732,000	76,939,724
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	77,290,000	75,012,828
VICI Properties LP/VICI Note Co., Inc.†	3.875%		2/15/2029	27,769,000	26,381,552
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	58,402,000	57,739,219
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	71,659,000	71,067,957
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	28,243,000	28,036,823
Vornado Realty LP	2.15%		6/1/2026	17,704,000	16,757,387
Vornado Realty LP	3.50%		1/15/2025	23,249,000	23,029,739
WEA Finance LLC/Westfield U.K. & Europe Finance PLC†	3.75%		9/17/2024	87,757,000	87,623,499
Total					1,063,914,697

Retail 0.33%
CEC Entertainment LLC†	6.75%		5/1/2026	40,160,000	40,059,769
Home Depot, Inc.	5.10%		12/24/2025	56,447,000	56,954,988
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	44,143,000	44,553,221
Total					141,567,978

Savings & Loans 0.09%
Nationwide Building Society (United Kingdom)†(c)	6.655% (SOFR + 1.29%)	#	2/16/2028	40,000,000	40,372,584

Semiconductors 0.47%
Broadcom, Inc.	5.05%		7/12/2027	38,911,000	39,513,292
Broadcom, Inc.	5.05%		7/12/2029	40,931,000	41,738,996
Entegris, Inc.†	4.75%		4/15/2029	77,057,000	75,681,309
Foundry JV Holdco LLC†	5.90%		1/25/2030	14,437,000	14,855,985
Qorvo, Inc.	1.75%		12/15/2024	8,712,000	8,607,597
SK Hynix, Inc. (South Korea)†(c)(d)	5.50%		1/16/2027	17,967,000	18,259,539
Total					198,656,718

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%		8/16/2028	10,000,000	9,078,912

Software 0.39%
Atlassian Corp. (Australia)(c)	5.25%		5/15/2029	46,591,000	47,652,919
Concentrix Corp.(d)	6.60%		8/2/2028	28,375,000	29,759,398
Concentrix Corp.	6.65%		8/2/2026	43,075,000	44,288,361
Constellation Software, Inc. (Canada)†(c)	5.158%		2/16/2029	13,250,000	13,558,926
Take-Two Interactive Software, Inc.	4.95%		3/28/2028	20,148,000	20,427,508

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	$8,575,000	$8,834,926
Total				164,522,038

Telecommunications 0.27%
Altice France SA (France)†(c)	8.125%	2/1/2027	42,900,000	34,552,338
Motorola Solutions, Inc.	5.00%	4/15/2029	16,985,000	17,313,765
Sprint Capital Corp.	6.875%	11/15/2028	59,556,000	64,552,131
Total				116,418,234

Toys/Games/Hobbies 0.25%
Hasbro, Inc.	3.90%	11/19/2029	83,535,000	79,885,385
Mattel, Inc.†	3.375%	4/1/2026	26,540,000	25,810,235
Total				105,695,620

Trucking & Leasing 0.10%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	16,496,000	16,404,503
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%	11/15/2026	16,548,000	16,103,610
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.75%	5/24/2026	9,009,000	9,136,886
Total				41,644,999

Water 0.05%
Essential Utilities, Inc.	4.80%	8/15/2027	21,788,000	21,938,647
Total Corporate Bonds (cost $24,425,395,062)				24,582,413,049

FLOATING RATE LOANS(g) 6.54%

Aerospace/Defense 0.21%
RTX Corp. Term Loan	6.718% (3 mo. USD Term SOFR + 1.38%)	11/6/2026	88,000,000	87,615,000

Chemicals 0.33%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.89% (1 mo. USD Term SOFR + 1.50%)	3/18/2027	46,086,667	46,230,687
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	7.157% (3 mo. USD Term SOFR + 2.00%)	1/17/2025	93,598,186	93,130,196
Total				139,360,883

Containers & Packaging 0.07%
Berry Global, Inc. 2023 Term Loan AA	7.316% (3 mo. USD Term SOFR + 1.75%)	7/1/2029	31,196,105	31,344,910

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 0.45%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.312% (1 mo. USD Term SOFR + 2.00%)		6/22/2028	$70,132,575	$70,479,731
Avolon TLB Borrower 1 U.S. LLC Term Loan B4	-	(h)	2/12/2027	9,973,958	9,988,770
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	7.085% (3 mo. USD Term SOFR + 1.75%)		10/31/2027	20,277,899	20,446,307
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4	7.097% (1 mo. USD Term SOFR + 1.75%)		4/28/2028	43,496,939	43,621,340
Jane Street Group LLC 2024 Term Loan B	7.861% (1 mo. USD Term SOFR + 2.50%)		1/26/2028	23,289,284	23,335,863
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.347% (1 mo. USD Term SOFR + 3.00%)		12/19/2030	2,980,536	2,990,163
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	7.085% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	19,601,935	19,754,242
Total					190,616,416

Electric 0.17%
Calpine Corp. 2024 Term Loan B5	7.247% (1 mo. USD Term SOFR + 2.00%)		12/16/2027	72,417,800	72,654,245

Entertainment 0.12%
Live Nation Entertainment, Inc. Term Loan B4	7.186% (1 mo. USD Term SOFR + 1.75%)		10/19/2026	38,226,540	38,264,767
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	8.111% (1 mo. USD Term SOFR + 2.75%)		5/18/2025	12,956,209	12,980,566
Total					51,245,333

Financial 0.06%
LPL Holdings, Inc. 2019 Term Loan B1	7.192% (1 mo. USD Term SOFR + 1.75%)		11/12/2026	24,632,124	24,673,999

Food Service 0.22%
Aramark Services, Inc. 2019 Term Loan B4	7.111% (1 mo. USD Term SOFR + 1.75%)		1/15/2027	61,245,500	61,398,614

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Food Service (continued)
Aramark Services, Inc. 2024 Term Loan B7	7.247% (1 mo. USD Term SOFR + 2.00%)	4/6/2028	$31,953,495	$32,097,286
Total				93,495,900

Health Care Products 0.41%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.515% (1 mo. USD Term SOFR + 1.13%)	9/30/2024	1,288,288	1,288,662
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.64% (1 mo. USD Term SOFR + 1.25%)	9/30/2026	50,400,000	50,305,500
Solventum Corp. Delayed Draw Term Loan	-	8/15/2025	41,434,000	41,459,896
Solventum Corp. Term Loan	6.796% (1 mo. USD Term SOFR + 1.38%)	2/16/2027	81,583,000	81,379,042
Total				174,433,100

Health Care Services 0.14%
HCA, Inc. 2021 Term Loan A	6.722% (1 mo. USD Term SOFR + 1.38%)	6/30/2026	58,014,689	58,159,725

Health Services 0.57%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	7.426% (1 mo. USD Term SOFR + 2.00%)	2/22/2028	162,502,143	162,553,331
IQVIA, Inc. 2022 Term Loan A2	6.407% (3 mo. USD Term SOFR + 1.25%)	6/16/2027	80,215,037	80,215,038
Total				242,768,369

Internet 0.13%
Gen Digital, Inc. 2021 Term Loan A	6.847% (1 mo. USD Term SOFR + 1.50%)	9/10/2027	53,618,895	53,645,704
Match Group, Inc. 2020 Term Loan B	7.244% (3 mo. USD Term SOFR + 1.75%)	2/13/2027	3,000,000	3,003,750
Total				56,649,454

Leisure Time 0.03%
Carnival Corp. 2024 Term Loan B2	7.997% (1 mo. USD Term SOFR + 2.75%)	8/8/2027	13,408,318	13,487,963

Lodging 0.04%
Wynn Resorts Ltd. 2019 Term Loan A	7.097% (1 mo. USD Term SOFR + 1.75%)	9/20/2024	16,962,892	16,967,302

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Manufacturing 0.35%
DirecTV Financing LLC Term Loan	10.361% (1 mo. USD Term SOFR + 5.00%)		8/2/2027	$42,593,351	$42,900,662
Virgin Media Bristol LLC USD Term Loan N	7.951% (1 mo. USD Term SOFR + 2.50%)		1/31/2028	110,950,000	107,421,236
Total					150,321,898

Media 0.56%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)		2/1/2027	199,622,401	199,713,229
Univision Communications, Inc. 2021 First Lien Term Loan B	8.611% (1 mo. USD Term SOFR + 3.25%)		3/16/2026	37,391,493	37,419,350
Total					237,132,579

Oil & Gas 0.68%
Apache Corp. 2024 3 Year Tranche Term Loan A1	7.20% (1 mo. USD Term SOFR + 1.75%)		1/30/2027	81,683,333	82,193,854
Occidental Petroleum Corp. 2 Year Term Loan	-	(h)	12/29/2025	162,979,809	163,000,181
Occidental Petroleum Corp. 364 Day Term Loan	-	(h)	12/27/2024	45,028,191	45,033,820
Total					290,227,855

Pharmaceuticals 0.26%
Elanco Animal Health, Inc. Term Loan B	7.192% (1 mo. USD Term SOFR + 1.75%)		8/1/2027	111,668,352	111,690,127

Pipelines 0.08%
Buckeye Partners LP 2024 Term Loan B3	7.247% (1 mo. USD Term SOFR + 2.00%)		11/1/2026	34,478,680	34,660,727

Real Estate Investment Trusts 0.63%
Brixmor Operating Partnership LP Term Loan	6.372% (3 mo. USD Term SOFR + 0.93%)		7/26/2027	21,000,000	20,934,480
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.347% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	248,640,020	247,396,820
Total					268,331,300

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Regional 0.11%
Seminole Tribe of Florida 2022 Term Loan A	6.485% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	$48,644,445	$48,158,000

Retail 0.20%
KFC Holding Co. 2021 Term Loan B	7.206% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	85,821,217	86,185,957

Semiconductors 0.72%
Broadcom, Inc. 2023 Term Loan A3	6.372% (1 mo. USD Term SOFR + 1.13%)		8/14/2026	283,426,902	282,364,051
Marvell Technology Group Ltd. 2020 5 Year Term Loan A (Bermuda)(c)	6.727% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	25,276,169	25,323,562
Total					307,687,613
Total Floating Rate Loans (cost $2,793,539,532)					2,787,868,655

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.23%

Colombia 0.05%
Colombia Government International Bonds	3.875%		4/25/2027	22,166,000	21,290,443

Dominican Republic 0.03%
Dominican Republic International Bonds	6.875%		1/29/2026	14,472,000	14,739,732

Mexico 0.02%
Mexico Government International Bonds	4.50%		4/22/2029	6,475,000	6,342,792

Panama 0.03%
Panama Government International Bonds	8.875%		9/30/2027	11,265,000	12,391,762

Romania 0.10%
Romania Government International Bonds†	5.875%		1/30/2029	41,626,000	42,490,364
Total Foreign Government Obligations (cost $95,511,990)					97,255,093

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 061 Class X1(i)	0.275%	#(j)	11/25/2026	493,676,982	1,652,633
Government National Mortgage Association Series 2013-193 IO(i)	0.172%	#(j)	1/16/2055	658,726	4,964
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(j)	1/16/2048	6,209,496	5,683,797
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,926,153	1,852,637

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2014-78 IO(i)	0.007%	#(j)	3/16/2056	$8,839,366	$3,955
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,440,222	1,406,358
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,597,905)					10,604,344

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.70%
Federal Home Loan Mortgage Corp.	5.89% (1 yr. USD RFUCCT + 1.64%)	#	11/1/2043	252,761	256,098
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%)	#	2/1/2038	1,804,181	1,865,287
Federal Home Loan Mortgage Corp.	6.143% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2040	246,763	252,575
Federal Home Loan Mortgage Corp.	6.144% (1 yr. USD RFUCCT + 1.78%)	#	5/1/2036	1,041,702	1,076,645
Federal Home Loan Mortgage Corp.	6.208% (1 yr. USD RFUCCT + 1.96%)	#	2/1/2037	1,857,098	1,917,212
Federal Home Loan Mortgage Corp.	6.288% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2040	1,923,043	1,988,780
Federal Home Loan Mortgage Corp.	6.291% (1 yr. USD RFUCCT + 1.72%)	#	4/1/2037	2,008,488	2,079,544
Federal Home Loan Mortgage Corp.	6.357% (1 yr. USD RFUCCT + 1.80%)	#	10/1/2038	1,508,190	1,556,016
Federal Home Loan Mortgage Corp.	6.401% (1 yr. USD RFUCCT + 1.79%)	#	12/1/2036	2,860,354	2,950,383
Federal Home Loan Mortgage Corp.	6.459% (1 yr. USD RFUCCT + 1.88%)	#	9/1/2035	995,278	1,022,899
Federal Home Loan Mortgage Corp.	6.514% (1 yr. USD RFUCCT + 1.79%)	#	6/1/2041	1,277,913	1,314,725
Federal Home Loan Mortgage Corp.	6.749% (1 yr. USD RFUCCT + 1.85%)	#	6/1/2042	2,921,086	3,022,527
Federal Home Loan Mortgage Corp.	6.787%		9/1/2036 - 5/1/2037	4,764,394	4,922,210
Federal Home Loan Mortgage Corp.	6.942% (1 yr. CMT + 2.50%)	#	12/1/2035	1,523,402	1,583,125
Federal National Mortgage Association	5.729% (1 yr. USD RFUCCT + 1.44%)	#	12/1/2035	3,005,590	3,089,536
Federal National Mortgage Association	5.857% (1 yr. USD RFUCCT + 1.51%)	#	2/1/2036	1,605,237	1,656,946
Federal National Mortgage Association	6.048% (1 yr. USD RFUCCT + 1.79%)	#	1/1/2041	1,024,917	1,059,525

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.119% (1 yr. USD RFUCCT + 1.52%)	#	3/1/2039	$1,430,279	$1,474,663
Federal National Mortgage Association	6.136% (1 yr. USD RFUCCT + 1.81%)	#	12/1/2040	847,766	877,113
Federal National Mortgage Association	6.167% (1 yr. USD RFUCCT + 1.81%)	#	4/1/2040	716,124	740,433
Federal National Mortgage Association	6.291% (1 yr. USD RFUCCT + 1.82%)	#	12/1/2040	1,874,230	1,937,839
Federal National Mortgage Association	6.292% (1 yr. USD RFUCCT + 1.78%)	#	1/1/2041	2,232,730	2,310,464
Federal National Mortgage Association	6.354%		12/1/2036 - 3/1/2038	2,796,228	2,892,132
Federal National Mortgage Association	6.355% (1 yr. USD RFUCCT + 1.81%)	#	10/1/2040	449,219	464,276
Federal National Mortgage Association	6.357% (1 yr. CMT + 2.24%)	#	3/1/2038	224,596	231,650
Federal National Mortgage Association	6.381% (1 yr. USD RFUCCT + 1.85%)	#	7/1/2040	518,308	529,603
Federal National Mortgage Association	6.426% (1 yr. USD RFUCCT + 1.81%)	#	1/1/2042	3,188,759	3,308,627
Federal National Mortgage Association	6.446% (1 yr. USD RFUCCT + 1.53%)	#	6/1/2038	553,535	560,526
Federal National Mortgage Association	6.495% (1 yr. USD RFUCCT + 1.81%)	#	11/1/2040	4,623,690	4,772,071
Federal National Mortgage Association	6.501% (1 yr. USD RFUCCT + 1.61%)	#	8/1/2037	2,138,318	2,206,948
Federal National Mortgage Association	6.514% (1 yr. USD RFUCCT + 1.78%)	#	10/1/2036	1,344,610	1,382,300
Federal National Mortgage Association	6.531% (1 yr. USD RFUCCT + 1.63%)	#	4/1/2038	1,654,114	1,714,615
Federal National Mortgage Association	6.562% (1 yr. USD RFUCCT + 1.61%)	#	1/1/2038	609,838	630,170
Federal National Mortgage Association	6.563% (1 yr. USD RFUCCT + 1.62%)	#	8/1/2038	591,539	600,735
Federal National Mortgage Association	6.57% (1 yr. USD RFUCCT + 1.75%)	#	11/1/2038	2,012,175	2,074,197
Federal National Mortgage Association	6.608% (1 yr. USD RFUCCT + 1.80%)	#	3/1/2042	1,235,124	1,277,940
Federal National Mortgage Association	6.617% (1 yr. CMT + 2.20%)	#	1/1/2038	763,680	788,134
Federal National Mortgage Association	6.621% (1 yr. USD RFUCCT + 1.53%)	#	10/1/2035	2,408,729	2,491,447

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.641% (1 yr. USD RFUCCT + 1.65%)	#	9/1/2036	$1,075,829	$1,110,988
Federal National Mortgage Association	6.747% (1 yr. USD RFUCCT + 1.89%)	#	12/1/2038	944,554	982,214
Federal National Mortgage Association	6.752% (1 yr. USD RFUCCT + 1.74%)	#	10/1/2036	1,504,755	1,553,733
Federal National Mortgage Association	6.805% (1 yr. USD RFUCCT + 1.64%)	#	9/1/2038	1,349,999	1,396,077
Federal National Mortgage Association	6.858% (1 yr. USD RFUCCT + 1.75%)	#	5/1/2042	2,707,183	2,794,925
Federal National Mortgage Association	6.869% (1 yr. USD RFUCCT + 1.60%)	#	11/1/2036	380,983	387,375
Federal National Mortgage Association	7.074% (1 yr. USD RFUCCT + 1.58%)	#	8/1/2034	2,973,526	3,068,291
Federal National Mortgage Association	7.121% (1 yr. USD RFUCCT + 1.82%)	#	8/1/2041	1,153,528	1,194,284
Federal National Mortgage Association	7.516% (1 yr. USD RFUCCT + 1.60%)	#	10/1/2045	1,062,146	1,098,585
Federal National Mortgage Association	7.555% (1 yr. USD RFUCCT + 1.72%)	#	6/1/2042	770,272	801,728
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	1,809,694	1,874,802
Federal National Mortgage Association	7.682% (1 yr. USD RFUCCT + 1.60%)	#	12/1/2045	2,049,871	2,124,234
Uniform Mortgage-Backed Security(k)	5.50%		TBA	210,573,000	213,850,647
Total Government Sponsored Enterprises Pass-Throughs (cost $297,455,523)					297,117,799

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.47%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(i)	0.38%	#(j)	8/10/2035	214,200,000	280,131
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(j)	12/25/2059	3,785,232	3,623,130
Banc of America Commercial Mortgage Trust Series 2016-UB10 Class XA(i)	1.884%	#(j)	7/15/2049	45,136,523	810,178
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	6,962,585	6,748,850
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,174	5,855,007
BBCMS Mortgage Trust Series 2018-TALL Class A†	6.256% (1 mo. USD Term SOFR + 0.92%)	#	3/15/2037	34,308,000	32,399,563
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.408% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	31,910,000	20,837,230

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.762% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	$26,023,000	$4,311,751
BBCMS Mortgage Trust Series 2019-BWAY Class C†	7.062% (1 mo. USD Term SOFR + 1.72%)	#	11/15/2034	10,000,000	404,250
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	13,250,000	12,807,397
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	7,106,815	6,886,834
Benchmark Mortgage Trust Series 2021 B23 Class A2	1.62%		2/15/2054	28,550,000	24,765,912
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	1,012,498	1,002,382
BWAY Mortgage Trust Series 2013-1515 Class XB†(i)	0.534%	#(j)	3/10/2033	103,040,000	1,978
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	6.302% (1 mo. USD Term SOFR + 0.96%)	#	11/15/2038	38,506,768	38,161,932
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.14% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	31,387,265	31,016,943
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	53,127,634	53,040,106
BX Trust Series 2021-RISE Class A†	6.199% (1 mo. USD Term SOFR + 0.86%)	#	11/15/2036	44,109,310	43,537,728
BX Trust Series 2022-LBA6 Class A†	6.337% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	46,690,000	46,302,921
BX Trust Series 2022-PSB Class A†	7.788% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	35,662,172	35,818,161
BX Trust Series 2024-CNYN Class A†	6.779% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	68,562,629	68,370,195
BXHPP Trust Series 2021-FILM Class A†	6.102% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	122,720,000	118,241,015
BXMT Ltd. Series 2021-FL4 Class A†	6.503% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	40,600,432	38,891,398
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	2,100,000	2,018,287
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	34,765,302	7,665,749
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(i)	1.755%	#(j)	5/10/2058	49,779,133	884,316
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(i)	1.21%	#(j)	11/10/2049	141,072,275	2,333,434

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.781%	#(j)	12/10/2054	$131,397,995	$1,534,190
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,805,881	5,583,847
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(i)	0.044%	#(j)	9/10/2045	130,156,625	104
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(i)	0.269%	#(j)	7/10/2047	86,612,083	554
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA(i)	1.442%	#(j)	2/10/2048	78,184,191	101,593
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(i)	0.44%	#(j)	6/10/2048	216,365,344	297,957
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(i)	0.855%	#(j)	11/10/2048	145,836,205	764,605
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	16,900,000	16,404,019
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(i)	1.362%	#(j)	2/10/2049	88,281,470	1,053,887
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	44,660,000	43,432,757
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(i)	1.809%	#(j)	4/10/2049	49,436,418	829,647
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A2	3.788%		3/10/2051	2,660,402	2,647,637
COMM Mortgage Trust Series 2015-CR25 Class A3	3.505%		8/10/2048	8,134,974	8,025,464
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(i)	1.289%	#(j)	10/15/2045	40,900,034	1,341
Commercial Mortgage Pass-Through Certificates Series 2014-CR21 Class XA(i)	1.023%	#(j)	12/10/2047	53,048,701	13,315
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class XA(i)	0.69%	#(j)	10/10/2047	41,945,015	956
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	279,390	278,905
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class A4	3.838%		9/10/2047	15,601,673	15,571,557
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA(i)	0.823%	#(j)	9/10/2047	78,437,689	1,631
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	30,434,000	30,160,298
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	15,978,000	15,760,746

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	$45,504,000	$45,030,886
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(i)	0.505%	#(j)	7/10/2050	111,670,557	112,050
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(i)	1.478%	#(j)	8/10/2049	94,130,146	1,491,323
CONE Trust Series 2024-DFW1 Class A†	6.979% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	32,000,000	32,057,053
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(i)	0.686%	#(j)	9/15/2037	113,021,624	228,733
Credit Suisse Mortgage Capital Certificates Trust Series 2021-NQM5 Class A1†	0.938%	#(j)	5/25/2066	5,112,209	4,222,263
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(i)	2.018%	#(j)	1/15/2049	125,054,968	2,450,252
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	24,857,993	23,859,721
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(i)	1.071%	#(j)	11/15/2049	195,063,026	2,379,223
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,563,769
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(j)	11/15/2050	10,200,000	9,614,857
CSMC Trust Series 2021-BPNY Class A†	9.166% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	43,061,321	38,935,555
DBJPM Mortgage Trust Series 2016-C3 Class XA(i)	1.546%	#(j)	8/10/2049	156,587,063	3,069,780
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	4,695,326	4,513,176
DBWF Mortgage Trust Series 2015-LCM Class XA†(i)	0.537%	#(j)	6/10/2034	9,278,151	36,133
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2023-HQA1 Class M1A†	7.349% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	18,608,691	18,811,016
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M1†	6.199% (30 day USD SOFR Average + 0.85%)	#	11/25/2041	5,149,413	5,141,112
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	7.149% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	35,220,000	35,621,388

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.299% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	$69,001,642	$68,704,783
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1A†	7.349% (30 day USD SOFR Average + 2.00%)	#	4/25/2042	19,389,091	19,641,421
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	7.549% (30 day USD SOFR Average + 2.20%)	#	5/25/2042	15,965,406	16,239,823
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M1A†	7.499% (30 day USD SOFR Average + 2.15%)	#	9/25/2042	7,703,877	7,782,137
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	7.449% (30 day USD SOFR Average + 2.10%)	#	3/25/2042	7,926,493	7,987,049
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.999% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	33,159,344	34,109,824
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.649% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	20,150,264	20,636,909
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.699% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	28,946,708	29,151,923
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	6.599% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	83,897,059	84,035,330
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.599% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	16,069,863	16,129,434
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	6.599% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	25,344,524	25,417,769

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.249% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	$2,639,177	$2,640,398
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.648% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	16,142,271	16,492,327
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M1†	7.049% (30 day USD SOFR Average + 1.70%)	#	7/25/2043	6,431,447	6,466,515
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M1†	6.449% (30 day USD SOFR Average + 1.10%)	#	2/25/2044	8,896,617	8,906,481
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M1†	6.498% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	20,448,143	20,470,397
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1A1†	6.349% (30 day USD SOFR Average + 1.00%)	#	5/25/2044	36,589,985	36,643,684
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	6.349% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	56,585,083	56,654,072
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.549% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	7,938,381	7,939,932
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	7.349% (30 day USD SOFR Average + 2.00%)	#	3/25/2042	15,086,964	15,298,550
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.899% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	36,597,857	37,586,358
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.748% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	19,785,422	20,385,906

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.849% (30 day USD SOFR Average + 2.50%)	#	4/25/2043	$15,800,354	$16,089,369
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	6.701% (1 mo. USD Term SOFR + 1.36%)	#	11/15/2036	47,270,000	46,736,166
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.752% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	47,760,000	44,232,609
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.252% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	15,000,000	4,878,031
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	11.502% (1 mo. USD Term SOFR + 6.16%)	#	5/15/2026	19,706,000	4,350,596
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(i)	Zero Coupon	#(j)	11/10/2045	36,801,458	368
GS Mortgage Securities Trust Series 2014-GC26 Class XA(i)	0.981%	#(j)	11/10/2047	40,558,203	965
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	34,627,000	33,565,208
GS Mortgage Securities Trust Series 2015-GS1 Class XA(i)	0.90%	#(j)	11/10/2048	86,802,562	545,320
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,021,874
GS Mortgage Securities Trust Series 2016-GS2 Class XA(i)	1.882%	#(j)	5/10/2049	157,504,245	2,975,413
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	7,312,544	7,103,871
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	11,635,000	11,160,110
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	15,093,829	14,710,933
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	22,300,000	16,561,258
HMH Trust Series 2017-NSS Class B†	3.343%		7/5/2031	10,100,000	5,489,244
HMH Trust Series 2017-NSS Class C†	3.787%		7/5/2031	16,116,000	6,190,007
HMH Trust Series 2017-NSS Class D†	4.723%		7/5/2031	21,309,000	4,321,440
HONO Mortgage Trust Series 2021-LULU Class A†	6.602% (1 mo. USD Term SOFR + 1.26%)	#	10/15/2036	25,030,000	24,236,051
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(i)	1.474%	#(j)	8/5/2034	150,785,000	1,431,633

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(i)	1.417%	#(j)	8/5/2034	$97,397,445	$13,448
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(i)	1.302%	#(j)	4/15/2046	3,920,709	128
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(i)	0.951%	#(j)	11/15/2047	53,167,435	1,537
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA(i)	0.92%	#(j)	11/15/2047	101,964,986	2,355
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	54,790,464
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	2,616,618
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(j)	6/10/2027	14,352,000	753,329
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(j)	6/10/2027	25,795,381	541,432
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(i)	0.503%	#(j)	6/10/2027	102,274,000	47,046
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(i)	0.16%	#(j)	6/10/2027	45,476,000	4,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(i)	0.675%	#(j)	5/15/2048	44,684,435	110,777
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(i)	0.706%	#(j)	12/15/2049	134,387,446	1,268,832
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	6,627,835	6,622,545
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(i)	1.093%	#(j)	9/15/2050	238,043,560	4,766,346
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.834% (1 mo. USD Term SOFR + 1.50%)	#	4/15/2031	25,048,000	16,985,550
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	7.534% (1 mo. USD Term SOFR + 2.20%)	#	4/15/2031	14,359,000	8,728,957
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.934% (1 mo. USD Term SOFR + 2.60%)	#	4/15/2031	10,408,000	5,815,947
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(i)	1.295%	#(j)	7/5/2033	155,900,000	3,199,678

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	$18,362,728	$17,714,738
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,051,820
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,092,890
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,148,580
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.752% (1 mo. USD Term SOFR + 1.41%)	#	8/15/2033	50,480,000	48,296,644
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.902% (1 mo. USD Term SOFR + 2.56%)	#	8/15/2033	41,740,000	32,903,112
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	9.402% (1 mo. USD Term SOFR + 4.06%)	#	8/15/2033	37,430,000	21,656,654
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(i)	1.015%	#(j)	1/15/2048	95,198,722	2,332
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(i)	0.555%	#(j)	7/15/2048	101,507,431	223,306
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(i)	1.521%	#(j)	6/15/2052	99,828,914	4,881,913
KIND Commercial Mortgage Trust Series 2024-1 Class A†	7.24% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	34,670,000	34,698,284
KIND Trust Series 2021-KIND Class A†	6.405% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	77,046,719	75,571,105
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	3,893,073	3,695,155
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.632% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	28,380,000	27,802,209
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(i)	1.829%	#(j)	3/10/2049	57,459,807	730,624
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	28,376,667	28,132,181
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(i)	0.158%	#(j)	5/15/2046	67,199,556	7,392

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014 C19 Class XA(i)	1.001%	#(j)	12/15/2047	$64,143,844	$1,828
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,499,832
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(i)	1.66%	#(j)	5/15/2049	103,647,851	1,522,794
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(i)	1.403%	#(j)	11/15/2049	213,569,377	4,107,922
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,235,197
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	1,570,125	1,556,022
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(i)	1.57%	#(j)	8/15/2049	65,051,489	1,365,476
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(i)	1.014%	#(j)	8/15/2049	121,222,774	1,837,289
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	3,111,058	3,015,543
MTK Mortgage Trust Series 2021-GRNY Class A†	7.202% (1 mo. USD Term SOFR + 1.86%)	#	12/15/2038	23,552,500	23,143,298
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.737% (1 mo. USD Term SOFR + 1.40%)	#	3/15/2039	13,544,000	13,447,686
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(j)	1/26/2060	5,059,870	4,722,500
One New York Plaza Trust Series 2020-1NYP Class A†	6.402% (1 mo. USD Term SOFR + 1.06%)	#	1/15/2036	18,197,000	17,359,514
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	4,033,930
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	714,795
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	6.342% (1 mo. USD Term SOFR + 1.06%)	#	7/25/2036	6,698,193	6,701,439
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.998% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	38,753,729	38,785,598
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	429,597	425,285
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	16,349,213	16,041,087
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(j)	1/26/2060	1,497,233	1,461,569

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shops at Crystals Trust Series 2016-CSTL Class XA†(i)	0.73%	#(j)	7/5/2036	$112,000,000	$953,334
SHOW Trust Series 2022-BIZ Class A†	8.31% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	173,726,334
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	6.337% (1 mo. USD Term SOFR + 1.00%)	#	1/15/2039	56,740,000	56,149,132
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	1,225,298	1,168,189
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	3,989,113	3,836,653
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	8,700,000	8,343,340
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	8,639,480	8,350,572
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(i)	1.304%	#(j)	12/15/2050	254,437,573	6,974,795
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	2,866,711	2,772,355
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(e)	1/25/2060	3,483,070	3,391,082
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(i)	0.722%	#(j)	6/15/2048	117,887,397	314,995
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(i)	0.789%	#(j)	9/15/2048	135,704,606	406,354
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(i)	1.849%	#(j)	8/15/2049	177,864,973	3,968,559
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	13,973,417
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(i)	2.216%	#(j)	6/15/2049	111,826,832	2,130,614
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	6,000,000	5,754,276
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	48,800,000	51,064,798
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XB(i)	0.644%	#(j)	8/15/2047	77,368,500	1,656
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XA(i)	0.742%	#(j)	9/15/2057	22,322,199	467
WF-RBS Commercial Mortgage Trust Series 2014-C22 Class XB(i)	0.482%	#(j)	9/15/2057	37,769,102	514
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,256,161,750)					2,758,680,082

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 3.22%
U.S. Treasury Inflation-Indexed Notes(l)	0.25%	1/15/2025	$339,163,499	$333,371,194
U.S. Treasury Notes	4.125%	1/31/2025	289,389,000	288,462,715
U.S. Treasury Notes	4.25%	1/31/2026	178,859,700	179,111,221
U.S. Treasury Notes	4.625%	2/28/2026	250,000,000	251,831,055
U.S. Treasury Notes	5.00%	9/30/2025	317,391,300	319,585,763
Total U.S. Treasury Obligations (cost $1,363,876,592)				1,372,361,948
Total Long-Term Investments (cost $42,834,157,775)				42,483,010,967

SHORT-TERM INVESTMENTS 0.91%

REPURCHASE AGREEMENTS 0.89%
Repurchase Agreement dated 8/30/2024, 5.200% due 9/3/2024 with Barclays Bank PLC collateralized by $212,048,200 of U.S. Treasury Bond at 4.625% due 5/15/2044; value: $224,489,796; proceeds: $220,127,111 (cost $220,000,000)			220,000,000	220,000,000
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $171,707,300 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $163,112,958; proceeds: $159,964,292 (cost $159,914,540)			159,914,540	159,914,540
Total Repurchase Agreements (cost $379,914,540)				379,914,540

TIME DEPOSITS 0.00%
CitiBank N.A.(m) (cost $822,847)			822,847	822,847

			Shares
MONEY MARKET FUNDS 0.02%
Fidelity Government Portfolio(m) (cost $7,405,619)			7,405,619	7,405,619
Total Short-Term Investments (cost $388,143,006)				388,143,006
Total Investments in Securities 100.52% (cost $43,222,300,781)				42,871,153,973
Other Assets and Liabilities - Net(n) (0.52)%				(220,344,538)
Net Assets 100.00%				$42,650,809,435

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $22,684,464,455, which represents 53.19% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Step Bond - Security with a predetermined schedule of interest rate changes.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(h)	Interest Rate to be determined.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Markit CDX.NA.IG.S41(4)	Goldman Sachs	1.00%		12/20/2028	$216,728,000	$1,731,308	$3,136,433	$4,867,741

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $3,136,433. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Centrally Cleared Interest Rate Swap Contracts at August 31, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%		3/25/2027	$3,052,079,000	$36,276	$47,490,851	$47,527,127
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%		9/28/2025	2,988,105,000	$–	$16,371,080	16,371,080
Goldman Sachs(2)	12-Month USD SOFR Index	5.013%		3/7/2025	4,455,618,000	$(13,101)	$3,962,962	3,949,861
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts						$23,175	$67,824,893	$67,848,068

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index		5/31/2028	$2,290,863,000	$(7,649,920)	$(24,200,200)	$(31,850,120)

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	2.285%	CPI Urban Consumer NSA	7/15/2025	$117,695,000	$208,876
Goldman Sachs	2.548%	CPI Urban Consumer NSA	3/27/2025	245,000,000	711,037
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$919,913

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Goldman Sachs	2.000%	CPI Urban Consumer NSA	7/18/2025	$425,000,000	$(1,043,588)

NSA	Non-seasonally adjusted.

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2024(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$2,473,077	$(22,791)	$(270,331)	$(293,122)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,236,539	(18,603)	(127,957)	(146,560)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	618,269	(6,781)	(66,499)	(73,280)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,236,539	(21,836)	(124,725)	(146,561)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	618,269	(8,929)	(64,351)	(73,280)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,236,539	(13,194)	(133,367)	(146,561)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,236,539	(13,563)	(132,998)	(146,561)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	3,709,616	(29,915)	(409,768)	(439,683)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	6,547,654	(91,934)	(705,529)	(797,463)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,676,896	(75,730)	(493,887)	(569,617)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,741,517	(53,521)	(402,172)	(455,693)
					$(356,797)	$(2,931,584)	$(3,288,381)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,931,584.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	11/22/2024	14,477,000	$10,572,787	$10,767,801	$(195,014)

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2024

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2024	15,573	Short	$(1,708,990,670)	$(1,703,661,875)	$5,328,795

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2024	31,805	Long	$6,607,481,883	$6,601,028,391	$(6,453,492)

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,424,671,990	$147,079,011	$5,571,751,001
Remaining Industries	–	5,004,958,996	–	5,004,958,996
Corporate Bonds	–	24,582,413,049	–	24,582,413,049
Floating Rate Loans	–	2,787,868,655	–	2,787,868,655
Foreign Government Obligations	–	97,255,093	–	97,255,093
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,604,344	–	10,604,344
Government Sponsored Enterprises Pass-Throughs	–	297,117,799	–	297,117,799
Non-Agency Commercial Mortgage-Backed Securities	–	2,758,680,082	–	2,758,680,082
U.S. Treasury Obligations	–	1,372,361,948	–	1,372,361,948
Short-Term Investments
Repurchase Agreements	–	379,914,540	–	379,914,540
Time Deposits	–	822,847	–	822,847
Money Market Funds	7,405,619	–	–	7,405,619
Total	$7,405,619	$42,716,669,343	$147,079,011	$42,871,153,973

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$4,867,741	$–	$4,867,741
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	67,848,068	–	67,848,068
Liabilities	–	(31,850,120)	–	(31,850,120)
Centrally Cleared CPI Swap Contracts
Assets	–	919,913	–	919,913
Liabilities	–	(1,043,588)	–	(1,043,588)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,288,381)	–	(3,288,381)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(195,014)	–	(195,014)
Futures Contracts
Assets	5,328,795	–	–	5,328,795
Liabilities	(6,453,492)	–	–	(6,453,492)
Total	$(1,124,697)	$37,258,619	$–	$36,133,922

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 115.35%

ASSET-BACKED SECURITIES 18.59%

Automobiles 6.50%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$8,780,000	$8,873,461
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,356,189
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,535,000	6,645,691
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,640,985
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	7,846,192	7,751,675
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	14,330,000	14,541,370
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	18,645,000	18,938,541
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,164,719
Enterprise Fleet Financing LLC Series 2024-3 Class A4†	5.06%	3/20/2031	8,457,000	8,610,802
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	9,948,822	10,011,679
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	5,017,806
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	7,351,000	7,142,018
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	6,268,972	6,249,777
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	9,374,773	9,365,299
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	11,760,000	11,903,888
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	8,711,000	8,644,101
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	7,315,000	7,514,905
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	8,605,000	8,686,429
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,562,040

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	$6,270,000	$6,316,302
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	6,050,000	6,027,998
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,450,000	6,640,771
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,889,455
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	8,905,000	9,248,204
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	10,695,000	10,767,377
Westlake Automobile Receivables Trust Series 2020-3A Class E†	3.34%	6/15/2026	8,700,000	8,689,211
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	4,415,000	4,449,500
Total				237,650,193

Credit Card 2.55%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%	4/15/2031	6,120,000	6,398,321
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%	3/15/2027	35,150,000	34,715,170
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	13,495,000	13,784,727
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%	12/21/2026	8,410,000	8,139,996
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%	12/21/2026	8,967,000	8,483,187
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	6,125,000	6,214,285
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%	12/15/2026	5,875,000	5,467,078
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	9,915,000	10,138,569
Total				93,341,333

Other 9.51%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%	1/18/2028	7,810,000	7,836,477
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%	9/15/2028	12,780,000	13,019,556
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%	2/15/2029	6,040,000	6,099,551

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	$2,600,000	$2,625,634
AGL CLO 32 Ltd. Series 2024-32A Class A1†	6.645% (3 mo. USD Term SOFR + 1.38%)	#	7/21/2037	7,560,000	7,555,311
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	7.336% (3 mo. USD Term SOFR + 2.05%)	#	4/17/2035	8,000,000	8,011,577
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	6.521% (1 mo. USD Term SOFR + 1.18%)	#	8/15/2034	3,109,130	3,101,368
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.801% (1 mo. USD Term SOFR + 1.46%)	#	11/15/2036	6,913,808	6,886,935
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	4,325,000	4,169,069
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	4,241,373	4,241,950
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,685,000	8,790,559
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	8.182% (3 mo. USD Term SOFR + 2.90%)	#	10/21/2036	3,840,000	3,881,182
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%)	#	10/21/2036	6,890,000	7,090,052
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%)	#	4/15/2037	11,200,000	11,218,681
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.735% (3 mo. USD Term SOFR + 2.45%)	#	1/25/2036	7,030,000	7,054,117
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†	6.212% (3 mo. USD Term SOFR + 1.35%)	#	10/25/2037	10,250,000	10,250,000
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.862% (3 mo. USD Term SOFR + 1.53%)	#	7/20/2037	14,850,000	14,872,376
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.854% (30 day USD SOFR Average + 1.50%)	#	2/15/2037	3,145,275	3,135,481
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	8.282% (3 mo. USD Term SOFR + 3.00%)	#	7/20/2036	5,940,000	5,999,689

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050		$3,724,800	$3,565,551
Dryden 107 CLO Ltd. Series 2023-107A Class C†	8.118% (3 mo. USD Term SOFR + 3.00%)	#	8/15/2035		4,420,000	4,467,300
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	7.636% (3 mo. USD Term SOFR + 2.35%)	#	12/11/2033		6,450,000	6,468,271
Elmwood CLO 31 Ltd. Series 2024-7A Class A1†	6.548% (3 mo. USD Term SOFR + 1.35%)	#	7/17/2037		6,450,000	6,450,000
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	2,649,000	1,912,880
Fairstone Financial Issuance Trust Series I 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	14,898,531
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	6.564% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2031		$1,017,807	1,018,895
Generate CLO 4 Ltd. Series 4A Class ARR†	6.712% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2037		7,000,000	7,015,691
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2014-19A Class C†	7.632% (3 mo. USD Term SOFR + 2.35%)	#	4/20/2037		5,040,000	5,065,945
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-16A Class BR†	7.782% (3 mo. USD Term SOFR + 2.50%)	#	1/20/2034		7,560,000	7,587,942
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.722% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031		3,010,833	3,013,674
HPEFS Equipment Trust Series 2024-2A Class A3†	5.36%		10/20/2031		7,245,000	7,343,952
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028		13,815,000	14,105,313
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	11,218,993
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,777,029
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.903% (30 day USD SOFR Average + 1.55%)	#	1/17/2037		6,378,162	6,374,231
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%)	#	4/25/2037		5,910,000	5,974,896

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Magnetite XXXVIII Ltd. Series 2024-38A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%)	#	4/15/2037	$6,500,000	$6,514,222
MF1 LLC Series 2024-FL14 Class A†	7.079% (1 mo. USD Term SOFR + 1.74%)	#	3/19/2039	7,680,000	7,652,644
Mountain View CLO LLC Series 2017-1A Class AR†	6.638% (3 mo. USD Term SOFR + 1.35%)	#	10/16/2029	560,098	560,352
Orchard Park CLO Ltd. Series 2024-1A Class D1†(a)	1.00% (3 mo. USD Term SOFR + 2.95%)	#	10/20/2037	4,280,000	4,296,050	(b)
Palmer Square CLO Ltd. Series 2023-IA Class A1†	6.694% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2037	8,960,000	8,948,703
Rad CLO 24 Ltd. Series 2024-24A Class B†	2.053% (3 mo. USD Term SOFR + 2.00%)	#	7/20/2037	6,430,000	6,445,803
RAD CLO 6 Ltd. Series 2019-6A Class A1†	6.924% (3 mo. USD Term SOFR + 1.64%)	#	1/20/2033	8,550,000	8,563,334
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	7.296% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	5,500,000	5,507,397
RR Ltd. Series 2022-24A Class A2R†	7.701% (3 mo. USD Term SOFR + 2.40%)	#	1/15/2036	7,460,000	7,482,344
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	3,600,000	3,518,914
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	5,561,063	5,414,233
Signal Peak CLO 8 Ltd. Series 2020-8A Class A†	6.814% (3 mo. USD Term SOFR + 1.53%)	#	4/20/2033	12,021,647	12,033,798
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,577,134	1,351,182
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	7.232% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	8,660,000	8,672,988
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%)	#	10/20/2034	6,310,000	6,320,286
Voya CLO Ltd. Series 2018-1A Class A2†	6.841% (3 mo. USD Term SOFR + 1.56%)	#	4/19/2031	4,240,000	4,243,236
Total					347,624,145

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Rec Vehicle Loan 0.03%
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	$1,061,416	$1,059,587
Total Asset-Backed Securities (cost $678,327,809)				679,675,258

CORPORATE BONDS 44.48%

Aerospace/Defense 0.36%
Boeing Co.†	6.528%	5/1/2034	5,041,000	5,342,296
Boeing Co.†	6.858%	5/1/2054	3,791,000	4,085,598
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031	3,435,000	3,609,979
Total				13,037,873

Agriculture 0.72%
BAT Capital Corp.	5.834%	2/20/2031	3,251,000	3,413,483
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	10,785,000	11,014,788
Philip Morris International, Inc.	5.625%	11/17/2029	6,862,000	7,228,997
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	4,776,000	4,784,005
Total				26,441,273

Airlines 0.23%
American Airlines, Inc.†	7.25%	2/15/2028	5,126,000	5,162,672
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%	5/1/2027	3,396,000	3,190,569
Total				8,353,241

Auto Manufacturers 1.68%
BMW U.S. Capital LLC†	4.85%	8/13/2031	4,029,000	4,041,971
Ford Motor Co.	9.625%	4/22/2030	4,800,000	5,700,361
Ford Motor Credit Co. LLC	2.70%	8/10/2026	3,207,000	3,064,016
Ford Motor Credit Co. LLC	3.375%	11/13/2025	4,291,000	4,193,364
Ford Motor Credit Co. LLC	4.134%	8/4/2025	3,940,000	3,898,275
Ford Motor Credit Co. LLC	6.125%	3/8/2034	7,053,000	7,142,406
Ford Motor Credit Co. LLC	7.20%	6/10/2030	4,809,000	5,179,123
Ford Otomotiv Sanayi AS (Turkey)†(c)	7.125%	4/25/2029	3,225,000	3,323,040
General Motors Financial Co., Inc.	5.60%	6/18/2031	6,951,000	7,116,652
Hyundai Capital America†	1.80%	10/15/2025	5,169,000	4,998,572
Hyundai Capital America†	5.40%	1/8/2031	5,010,000	5,147,461
Hyundai Capital America†	5.80%	6/26/2025	3,586,000	3,607,094
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,921,000	4,141,003
Total				61,553,338

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 10.95%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	$5,400,000	$4,626,257
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	6,529,000	6,929,393
Akbank TAS (Turkey)†(c)	7.498%		1/20/2030	3,092,000	3,148,491
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	4,792,000	4,576,396
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	16,331,455
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	10,203,978
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,483,362
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,584,773
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%)	#	1/8/2039	6,200,000	6,527,453
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%)	#	6/9/2026	9,609,000	9,388,879
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%)	#	3/1/2033	9,174,000	8,891,552
BNP Paribas SA (France)†(c)(d)	5.738% (SOFR + 1.88%)	#	2/20/2035	6,580,000	6,848,597
BPCE SA (France)†(c)	5.936% (SOFR + 1.85%)	#	5/30/2035	4,341,000	4,485,155
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	13,692,000	13,473,626
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,725,000	13,330,472
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	2,405,000	2,403,642
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	6,157,000	6,286,540
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	8,151,000	8,181,351
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	6,617,000	6,599,481
Freedom Mortgage Corp.†	12.25%		10/1/2030	3,000,000	3,331,584
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,614,985
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	9,179,038
M&T Bank Corp.	5.053% (SOFR + 1.85%)	#	1/27/2034	5,074,000	4,926,998

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030		$2,821,000	$2,609,260
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032		11,002,000	9,461,752
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%)	#	3/27/2029		9,640,000	9,633,657
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%)	#	4/17/2026		3,928,000	3,936,133
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032		6,778,000	5,738,107
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028		4,606,000	4,565,595
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030		15,460,000	15,367,108
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		4,900,000	4,862,481
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		4,101,000	4,190,764
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%)	#	9/13/2029		4,202,000	4,368,918
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026		6,251,000	6,420,558
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%)	#	–	(e)	2,921,000	3,101,731
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		5,019,000	5,142,249
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035		10,375,000	10,831,573
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027		7,909,000	8,291,825
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035		7,223,000	7,483,745
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		7,299,000	7,178,735
U.S. Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033		7,885,000	7,746,915
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		7,274,000	7,569,726
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%)	#	1/30/2027		5,819,000	5,536,049
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027		8,920,000	8,366,243
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027		4,487,000	4,479,843

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	$8,174,000	$8,127,143
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,777,774
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%)	#	7/15/2026	12,446,000	12,578,675
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%)	#	8/11/2028	11,155,000	11,675,972
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	7,724,000	7,572,357
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,017,197
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	9,758,000	9,707,263
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,621,955
Total					400,314,761

Beverages 0.28%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,310,165
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,811,734
Total					10,121,899

Biotechnology 0.06%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,053,692

Building Materials 0.43%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,613,616
Sisecam U.K. PLC (United Kingdom)†(c)	8.625%		5/2/2032	3,330,000	3,447,807
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,342,656
Standard Industries, Inc.†	4.375%		7/15/2030	5,670,000	5,306,948
Total					15,711,027

Chemicals 0.81%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	10,644,000	10,684,067
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	12,233,000	11,746,109
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030	3,419,000	3,676,735
Rain Carbon, Inc.†	12.25%		9/1/2029	3,350,000	3,589,446
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	70,000	69,323
Total					29,765,680

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,448,780

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services 0.94%
Adani Ports & Special Economic Zone Ltd. (India)(c)	4.00%		7/30/2027	$3,580,000	$3,420,513
Allied Universal Holdco LLC†	7.875%		2/15/2031	3,427,000	3,482,307
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%		6/1/2029	4,043,000	3,602,013
Block, Inc.†	6.50%		5/15/2032	4,059,000	4,214,309
ERAC USA Finance LLC†	5.00%		2/15/2029	7,261,000	7,446,909
Global Payments, Inc.	4.95%		8/15/2027	8,207,000	8,299,948
GXO Logistics, Inc.	6.50%		5/6/2034	3,879,000	4,033,036
Total					34,499,035

Computers 0.20%
Amentum Escrow Corp.†	7.25%		8/1/2032	2,283,000	2,388,996
McAfee Corp.†	7.375%		2/15/2030	5,301,000	5,089,610
Total					7,478,606

Cosmetics/Personal Care 0.53%
Unilever Capital Corp.	4.625%		8/12/2034	19,462,000	19,507,557

Distribution/Wholesale 0.15%
Mitsubishi Corp. (Japan)†(c)	5.125%		7/17/2034	5,379,000	5,545,346

Diversified Financial Services 2.72%
Air Lease Corp.	5.20%		7/15/2031	4,929,000	4,967,951
Aircastle Ltd.†	2.85%		1/26/2028	6,919,000	6,412,145
Aviation Capital Group LLC†	1.95%		1/30/2026	4,918,000	4,709,032
Aviation Capital Group LLC†	5.50%		12/15/2024	11,453,000	11,434,447
Aviation Capital Group LLC†	6.375%		7/15/2030	7,653,000	8,123,314
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	16,888,000	16,155,412
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	5,671,000	5,585,502
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	5,149,000	5,272,919
Blue Owl Finance LLC†	6.25%		4/18/2034	2,248,000	2,330,665
Capital One Financial Corp.	5.70% (SOFR + 1.91%)	#	2/1/2030	4,734,000	4,873,569
LPL Holdings, Inc.†	4.00%		3/15/2029	8,718,000	8,306,809
Navient Corp.	4.875%		3/15/2028	7,575,000	7,216,407
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,745,000	4,632,586
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	4,780,000	4,043,334
Nuveen LLC†	5.85%		4/15/2034	5,042,000	5,281,500
Total					99,345,592

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 3.66%
AES Corp.†	3.95%		7/15/2030	$9,000,000	$8,503,841
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,737,211	4,480,885
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,556,883
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	7,029,381
Calpine Corp.†	5.125%		3/15/2028	3,474,000	3,392,363
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,392,000	2,493,067
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	4,918,000	4,994,073
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,563,310
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	5,322,297
Entergy Texas, Inc.	5.55%		9/15/2054	3,017,000	3,025,912
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,843,524
IPALCO Enterprises, Inc.	5.75%		4/1/2034	4,698,000	4,844,031
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	5,528,088	5,400,562
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,526,430
National Grid PLC (United Kingdom)(c)	5.809%		6/12/2033	9,665,000	10,130,762
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,310,782
Oglethorpe Power Corp.†	5.80%		6/1/2054	3,335,000	3,406,081
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	6,274,000	6,670,400
Public Service Electric & Gas Co.	4.85%		8/1/2034	12,608,000	12,721,477
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,447,066
Vistra Operations Co. LLC†	7.75%		10/15/2031	4,950,000	5,270,537
Total					133,933,664

Energy-Alternate Sources 0.15%
Greenko Dutch BV (Netherlands)†(c)	3.85%		3/29/2026	5,559,190	5,357,676

Engineering & Construction 0.32%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(c)	7.00%		6/30/2034	2,051,000	2,129,194
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	4,174,000	4,291,916
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	5,381,000	5,243,720
Total					11,664,830

Entertainment 0.25%
Jacobs Entertainment, Inc.†	6.75%		2/15/2029	3,610,000	3,458,627
Warnermedia Holdings, Inc.	3.788%		3/15/2025	5,808,000	5,756,046
Total					9,214,673

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gas 0.39%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	$7,179,000	$6,950,577
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,234,136
Total				14,184,713

Hand/Machine Tools 0.20%
Regal Rexnord Corp.	6.05%	2/15/2026	7,251,000	7,343,862

Health Care-Products 0.94%
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	11,685,000	12,068,753
Revvity, Inc.	0.85%	9/15/2024	8,876,000	8,859,969
Solventum Corp.†	5.45%	3/13/2031	6,885,000	7,012,550
Solventum Corp.†	5.60%	3/23/2034	6,224,000	6,348,192
Total				34,289,464

Health Care-Services 1.61%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,890,099
Centene Corp.	3.375%	2/15/2030	12,478,000	11,436,779
Centene Corp.	4.25%	12/15/2027	4,989,000	4,881,662
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	5,963,000	5,350,925
DaVita, Inc.†	4.625%	6/1/2030	3,836,000	3,619,474
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,661,768
HCA, Inc.	5.45%	9/15/2034	2,477,000	2,509,863
Humana, Inc.	1.35%	2/3/2027	8,740,000	8,097,607
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,440,916
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,267,245
UnitedHealth Group, Inc.	5.625%	7/15/2054	4,602,000	4,810,349
Total				58,966,687

Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	3,454,000	3,559,192

Housewares 0.09%
Newell Brands, Inc.	6.375%	9/15/2027	3,216,000	3,241,304

Insurance 1.65%
Assurant, Inc.	2.65%	1/15/2032	3,488,000	2,967,998
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,848,017
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,054,330
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,259,833
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,903,800

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	$3,794,000	$3,907,509
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,757,308
Metropolitan Life Global Funding I†	4.05%	8/25/2025	1,578,000	1,569,187
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,497,482
Principal Life Global Funding II†	5.10%	1/25/2029	7,305,000	7,456,008
Total				60,221,472

Internet 0.32%
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,468,419
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	8,550,000	8,159,635
Total				11,628,054

Iron-Steel 0.27%
ATI, Inc.	7.25%	8/15/2030	3,331,000	3,549,194
Cleveland-Cliffs, Inc.†	7.00%	3/15/2032	3,393,000	3,411,681
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,811,059
Total				9,771,934

Leisure Time 0.47%
Carnival Corp.†	6.00%	5/1/2029	7,151,000	7,187,835
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	4,354,000	4,462,907
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	2,215,000	2,288,855
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	3,062,000	3,239,225
Total				17,178,822

Lodging 0.27%
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	3,462,000	3,353,977
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,450,000	3,342,325
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,500,000	3,346,132
Total				10,042,434

Machinery-Diversified 0.38%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	13,974,000	13,843,794

Media 0.86%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	5,623,000	5,130,671
CSC Holdings LLC†	11.75%	1/31/2029	3,323,000	2,936,309
Discovery Communications LLC	3.95%	3/20/2028	4,521,000	4,280,679
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,412,382
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	4,000,000	3,696,331

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Gray Television, Inc.†(d)	7.00%	5/15/2027	$3,643,000	$3,517,047
Univision Communications, Inc.†(d)	8.50%	7/31/2031	3,535,000	3,530,454
Total				31,503,873

Mining 1.12%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	5,835,000	5,618,795
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	5,179,000	5,532,834
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	5,643,000	5,182,285
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	3,580,000	3,731,044
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,056,984
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	7,998,293
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,225,071
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	3,335,000	3,455,573
Total				40,800,879

Miscellaneous Manufacturing 0.09%
LSB Industries, Inc.†	6.25%	10/15/2028	3,377,000	3,312,233

Oil & Gas 4.45%
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,231,375
Apache Corp.	4.25%	1/15/2030	3,751,000	3,583,808
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,388,000	4,679,991
California Resources Corp.†	8.25%	6/15/2029	3,419,000	3,529,355
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,227,000	3,356,874
Civitas Resources, Inc.†	8.375%	7/1/2028	3,203,000	3,380,811
CNX Resources Corp.†	6.00%	1/15/2029	3,250,000	3,267,391
Comstock Resources, Inc.†	6.75%	3/1/2029	6,684,000	6,580,063
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	22,321,351
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	2,941,000	3,055,370
Coterra Energy, Inc.	5.60%	3/15/2034	4,244,000	4,346,875
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,569,196
Devon Energy Corp.	5.20%	9/15/2034	6,111,000	6,042,295
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	4,715,000	4,978,048
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	5,092,000	5,159,382
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,312,000	3,520,822
EQT Corp.	5.75%	2/1/2034	5,314,000	5,430,382

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
EQT Corp.	7.00%		2/1/2030	$15,389,000	$16,775,687
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029	3,100,000	3,276,430
Occidental Petroleum Corp.	6.625%		9/1/2030	10,864,000	11,710,523
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%		2/1/2038	6,037,000	6,430,191
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	2,730,000	2,634,043
Permian Resources Operating LLC†	6.25%		2/1/2033	2,177,000	2,233,665
SM Energy Co.†	6.75%		8/1/2029	7,191,000	7,309,119
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	7,498,000	7,283,396
Transocean, Inc.†	8.50%		5/15/2031	5,133,000	5,212,705
Valaris Ltd.†	8.375%		4/30/2030	3,060,000	3,194,943
Vital Energy, Inc.†	7.875%		4/15/2032	3,457,000	3,541,885
Total					162,636,011

Packaging & Containers 0.18%
LABL, Inc.†	9.50%		11/1/2028	2,992,000	3,061,606
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,431,551
Total					6,493,157

Pharmaceuticals 0.81%
Bayer U.S. Finance LLC†	6.375%		11/21/2030	5,643,000	6,001,903
CVS Health Corp.	3.25%		8/15/2029	18,488,000	17,281,405
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	5.125%		4/30/2031	3,901,000	3,656,831
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	2,980,000	2,855,973
Total					29,796,112

Pipelines 1.53%
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,652,009
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,369,606
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,601,501
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	7,804,000	8,572,772
EQM Midstream Partners LP†	7.50%		6/1/2030	3,093,000	3,377,683
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%		9/30/2040	4,615,000	3,686,737
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	3,267,000	3,397,343
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	7,507,000	7,507,000

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%	2/15/2032	$4,299,000	$4,428,194
NGPL PipeCo LLC†	3.25%	7/15/2031	3,129,000	2,744,627
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	3,243,000	3,245,000
Venture Global LNG, Inc.†	8.375%	6/1/2031	6,074,000	6,453,127
Total				56,035,599

REITS 1.38%
American Tower Corp.	2.40%	3/15/2025	5,260,000	5,177,330
American Tower Corp.	2.95%	1/15/2025	2,739,000	2,714,552
American Tower Corp.	3.80%	8/15/2029	5,139,000	4,934,659
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,719,363
EPR Properties	4.50%	6/1/2027	2,808,000	2,749,035
EPR Properties	4.95%	4/15/2028	3,475,000	3,434,986
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	5,674,000	5,403,828
VICI Properties LP	6.125%	4/1/2054	2,584,000	2,637,321
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	7,096,000	7,015,470
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,765,980
Total				50,552,524

Retail 0.46%
Bayer Corp.†	6.65%	2/15/2028	3,872,000	4,071,298
Home Depot, Inc.	5.30%	6/25/2054	3,067,000	3,133,101
Macy’s Retail Holdings LLC†	5.875%	4/1/2029	5,331,000	5,231,449
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	3,453,000	3,406,055
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	1,103,000	1,105,890
Total				16,947,793

Semiconductors 0.64%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,680,573
Broadcom, Inc.	5.15%	11/15/2031	7,781,000	7,951,113
Micron Technology, Inc.	5.30%	1/15/2031	3,923,000	4,023,533
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	4,695,000	4,809,933
Total				23,465,152

Software 0.65%
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	4,453,000	4,563,583
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,433,000	3,386,445
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,494,000	3,519,548

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Elastic NV†	4.125%	7/15/2029	$5,938,000	$5,537,058
Workday, Inc.	3.80%	4/1/2032	7,018,000	6,587,146
Total				23,593,780

Telecommunications 0.84%
Altice France SA (France)†(c)	8.125%	2/1/2027	3,648,000	2,938,157
AT&T, Inc.	4.30%	2/15/2030	5,326,000	5,273,276
Frontier Communications Holdings LLC†	5.00%	5/1/2028	3,539,000	3,439,819
Frontier Communications Holdings LLC	5.875%	11/1/2029	3,928,000	3,617,784
Sprint Capital Corp.	6.875%	11/15/2028	5,781,000	6,265,966
T-Mobile USA, Inc.	4.85%	1/15/2029	8,888,000	9,007,947
Total				30,542,949

Transportation 0.16%
Rand Parent LLC†	8.50%	2/15/2030	3,274,000	3,277,064
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	2,324,000	2,408,401
Total				5,685,465

Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	3,375,000	3,356,280
Total Corporate Bonds (cost $1,617,206,558)				1,626,342,082

FLOATING RATE LOANS(g) 1.19%

Diversified Financial Services 0.21%
CPI Holdco B LLC Term Loan	7.247% (1 mo. USD Term SOFR + 2.00%)	5/19/2031	3,043,000	3,043,807
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.347% (1 mo. USD Term SOFR + 3.00%)	12/19/2030	4,496,618	4,511,142
Total				7,554,949

Engineering & Construction 0.13%
AECOM 2024 Term Loan B	7.122% (1 mo. USD Term SOFR + 1.88%)	4/18/2031	4,649,000	4,702,277

Entertainment 0.22%
Flutter Financing BV Term Loan B (Netherlands)(c)	7.585% (3 mo. USD Term SOFR + 2.25%)	11/29/2030	7,935,142	7,954,980

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 0.09%
Asurion LLC 2020 Term Loan B8	8.611% (1 mo. USD Term SOFR + 3.25%)	12/23/2026	$3,486,512	$3,475,233

Lodging 0.21%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	7.026% (1 mo. USD Term SOFR + 1.75%)	11/8/2030	7,750,000	7,772,901

Media 0.33%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%)	2/1/2027	4,528,682	4,530,743
Charter Communications Operating LLC 2023 Term Loan B4	7.332% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	7,550,404	7,520,202
Total				12,050,945
Total Floating Rate Loans (cost $43,451,742)				43,511,285

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.81%

Angola 0.14%
Angola Government International Bonds†	8.25%	5/9/2028	5,200,000	4,979,678

Brazil 0.13%
Brazil Government International Bonds	6.125%	3/15/2034	4,842,000	4,903,502

Canada 0.86%
Ontario Teachers’ Finance Trust†	4.625%	4/10/2029	30,904,000	31,606,511

Colombia 0.15%
Colombia Government International Bonds	7.50%	2/2/2034	5,187,000	5,364,913

Japan 1.24%
Japan Finance Organization for Municipalities†	5.00%	4/23/2029	43,928,000	45,548,987

Mexico 0.13%
Mexico Government International Bonds	4.875%	5/19/2033	4,902,000	4,652,197

Peru 0.08%
Peru Government International Bonds	5.375%	2/8/2035	2,744,000	2,787,575

Senegal 0.08%
Senegal Government International Bonds†	6.25%	5/23/2033	3,380,000	2,942,189
Total Foreign Government Obligations (cost $100,208,049)				102,785,552

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.82%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series 145 Class A2	2.58%		5/25/2032	$9,141,000	$8,142,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2	3.123%	#(h)	8/25/2032	13,216,000	12,213,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,830,535
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $29,330,861)					30,186,580

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.44%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	9,622,877	7,945,380
Federal Home Loan Mortgage Corp.	2.50%		5/1/2052	1,572,190	1,362,146
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	5,095,124	4,812,724
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	13,232,231	13,069,442
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	28,299,801	28,455,099
Federal National Mortgage Association	2.00%		6/1/2051 - 11/1/2051	16,668,462	13,825,685
Federal National Mortgage Association	2.50%		8/1/2050 - 5/1/2052	145,712,328	126,938,678
Federal National Mortgage Association	3.00%		12/1/2048 - 1/1/2051	27,671,118	25,057,502
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	19,198,983	17,925,515
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	22,718,865	21,812,440
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	19,657,537	19,782,233
Government National Mortgage Association(i)	2.00%		TBA	8,873,000	7,477,433
Government National Mortgage Association(i)	2.50%		TBA	23,065,000	20,183,469
Government National Mortgage Association(i)	3.00%		TBA	49,582,000	44,940,495
Government National Mortgage Association(i)	3.50%		TBA	44,545,000	41,502,833
Government National Mortgage Association(i)	4.00%		TBA	30,398,000	29,078,627
Government National Mortgage Association(i)	4.50%		TBA	27,108,000	26,567,958
Government National Mortgage Association(i)	5.00%		TBA	18,698,000	18,655,272
Government National Mortgage Association(i)	5.50%		TBA	42,995,000	43,275,254
Government National Mortgage Association(i)	6.00%		TBA	61,492,000	62,386,433
Government National Mortgage Association(i)	6.50%		TBA	22,761,000	23,232,473

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(i)	2.00%		TBA	$32,216,000	$26,403,994
Uniform Mortgage-Backed Security(i)	2.50%		TBA	26,016,000	22,210,507
Uniform Mortgage-Backed Security(i)	3.00%		TBA	10,699,000	9,502,682
Uniform Mortgage-Backed Security(i)	3.50%		TBA	19,429,000	17,897,152
Uniform Mortgage-Backed Security(i)	4.00%		TBA	27,996,000	26,585,338
Uniform Mortgage-Backed Security(i)	5.00%		TBA	3,900,000	3,872,842
Uniform Mortgage-Backed Security(i)	5.50%		TBA	127,186,000	128,684,126
Uniform Mortgage-Backed Security(i)	6.00%		TBA	35,776,000	36,612,419
Uniform Mortgage-Backed Security(i)	6.50%		TBA	27,640,000	28,449,097
Uniform Mortgage-Backed Security(i)	7.00%		TBA	30,624,000	31,803,503
Total Government Sponsored Enterprises Pass-Throughs (cost $941,417,885)					930,308,751

MUNICIPAL BONDS 0.13%

Natural Gas 0.13%
Texas Natural Gas Securitization Finance Corp. (cost $4,551,429)	5.102%		4/1/2035	4,551,428	4,677,888

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.44%
Angel Oak Mortgage Trust Series 2020-1 Class A1†	2.466%	#(h)	12/25/2059	274,419	262,667
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	2,800,000	2,896,914
Bank5 Series 2023-5YR2 Class A3	6.656%	#(h)	7/15/2056	4,100,000	4,344,864
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.408% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	832,000	543,296
BBCMS Mortgage Trust Series 2019-BWAY Class B†	6.762% (1 mo. USD Term SOFR + 1.42%)	#	11/15/2034	1,832,000	303,544
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(h)	9/15/2056	6,900,000	7,484,407
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	8,480,000	8,965,058
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,987,266
BRAVO Residential Funding Trust Series 2021-NQM2 Class A1†	0.97%	#(h)	3/25/2060	5,820,821	5,504,387
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.14% (1 mo. USD Term SOFR + 0.80%)	#	10/15/2038	2,232,797	2,206,453

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.779% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	$8,352,435	$8,354,198
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.729% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2041	4,238,703	4,231,720
BX Trust Series 2024-VLT4 Class A†	6.828% (1 mo. USD Term SOFR + 1.49%)	#	7/15/2029	7,340,000	7,342,610
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	2,551,763	562,664
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(h)	8/25/2064	4,066,940	3,650,518
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	10,103,105	8,376,593
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(j)	0.311%	#(h)	10/10/2047	50,626,000	572
COMM Mortgage Trust Series 2015-LC21 Class AM	4.043%	#(h)	7/10/2048	6,234,000	6,090,934
Commercial Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.859%	#(h)	8/10/2047	8,500,000	3,931,089
CONE Trust Series 2024-DFW1 Class A†	6.979% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	2,700,000	2,704,814
Deephaven Residential Mortgage Trust Series 2021-3 Class A1†	1.194%	#(h)	8/25/2066	1,125,842	979,295
EQUS Mortgage Trust Series 2021-EQAZ Class A†	6.206% (1 mo. USD Term SOFR + 0.87%)	#	10/15/2038	5,041,899	4,979,941
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2023-DNA2 Class M1A†	7.448% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	5,498,648	5,603,037
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.849% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	5,770,000	5,897,345
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.699% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	5,655,000	5,940,196
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.999% (30 day USD SOFR Average + 2.65%)	#	7/25/2042	4,639,988	4,772,989

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.699% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	$5,321,785	$5,359,513
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	6.549% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	4,544,852	4,550,966
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.249% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	7,273,524	7,782,602
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M1†	7.648% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	5,111,653	5,222,503
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R04 Class 1M2†	8.898% (30 day USD SOFR Average + 3.55%)	#	5/25/2043	4,200,000	4,499,306
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R07 Class 2M1†	7.298% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	1,883,593	1,894,023
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08 Class 1M1†	6.849% (30 day USD SOFR Average + 1.50%)	#	10/25/2043	5,360,819	5,382,858
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R02 Class 1M2†	7.149% (30 day USD SOFR Average + 1.80%)	#	2/25/2044	3,100,000	3,121,639
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2M2†	7.298% (30 day USD SOFR Average + 1.95%)	#	3/25/2044	6,200,000	6,255,526

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R04 Class 1M2†	6.999% (30 day USD SOFR Average + 1.65%)	#	5/25/2044	$2,700,000	$2,710,593
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.899% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	3,586,755	3,602,100
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.748% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	4,359,823	4,492,143
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.649% (30 day USD SOFR Average + 2.30%)	#	1/25/2043	6,079,368	6,252,174
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(h)	6/25/2051	7,408,992	6,159,518
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	6,361,381	5,289,532
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	10.252% (1 mo. USD Term SOFR + 4.91%)	#	5/15/2026	7,288,000	2,370,073
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	6,842,878	5,689,899
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	15,634,702	13,506,642
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.723%	#(h)	8/5/2034	19,156,000	105,109
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(j)	0.665%	#(h)	8/5/2034	22,024,000	2,595
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	6.54% (1 mo. USD Term SOFR + 1.19%)	#	7/5/2033	5,512,015	5,168,365
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	5,607,698	4,659,200
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	9,698,911	8,415,089
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	5,231,566	4,529,414
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	4,458,954	3,868,510

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	$7,958,069	$6,889,980
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	4,407,840	3,807,883
KIND Commercial Mortgage Trust Series 2024-1 Class A†	7.24% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,990,000	3,993,255
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(h)	11/25/2060	3,719,000	2,734,174	(b)
New Residential Mortgage Loan Trust Series 2020-NQM1 Class A1†	2.464%	#(h)	1/26/2060	369,298	344,675
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.864%	#(h)	11/25/2059	4,800,000	3,628,128
PFP Ltd. Series 2023-10 Class A†	7.707% (1 mo. USD Term SOFR + 2.36%)	#	9/16/2038	7,749,422	7,778,346
Rate Mortgage Trust Series 2024-J1 Class A1†	6.00%	#(h)	7/25/2054	10,730,160	10,785,152
RCKT Mortgage Trust Series 2024-INV1 Class A1†	6.50%	#(h)	6/25/2054	2,927,119	2,978,232
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.998% (30 day USD SOFR Average + 1.65%)	#	1/25/2037	9,135,013	9,142,525
Sequoia Mortgage Trust Series 2024-7 Class A2†	6.00%	#(h)	8/25/2054	3,406,057	3,419,255
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	88,731	84,595
Starwood Mortgage Residential Trust Series 2020-3 Class A1†	1.486%	#(h)	4/25/2065	1,708,174	1,645,990
Towd Point Mortgage Trust Series 20219-HY1 Class M2†	7.392% (1 mo. USD Term SOFR + 2.11%)	#	10/25/2048	4,024,141	4,182,480
Verus Securitization Trust Series 2020-1 Class A1†	3.417%	(k)	1/25/2060	510,977	497,482
Verus Securitization Trust Series 2021-2 Class A1†	1.031%	#(h)	2/25/2066	4,498,714	4,031,463
Vista Point Securitization Trust Series 2020-2 Class A1†	1.475%	#(h)	4/25/2065	1,276,766	1,194,620
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	7.041% (1 mo. USD Term SOFR + 1.69%)	#	8/15/2041	6,250,000	6,245,524

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(h)	9/25/2051	$4,081,213	$3,396,001
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(j)	0.592%	#(h)	10/15/2057	31,258,258	588
Total Non-Agency Commercial Mortgage-Backed Securities (cost $318,380,413)					308,587,611

U.S. TREASURY OBLIGATIONS 13.45%
U.S. Treasury Bonds	2.375%		2/15/2042	46,069,000	35,210,393
U.S. Treasury Bonds	3.875%		2/15/2043	68,827,000	65,157,123
U.S. Treasury Bonds	4.25%		2/15/2054	105,786,000	106,224,020
U.S. Treasury Bonds	4.375%		8/15/2043	18,947,700	19,140,137
U.S. Treasury Bonds	4.50%		2/15/2044	98,979,000	101,484,406
U.S. Treasury Bonds	4.625%		5/15/2054	20,174,000	21,567,267
U.S. Treasury Notes	4.25%		6/30/2029	11,782,000	12,045,254
U.S. Treasury Notes	4.50%		3/31/2026	20,713,900	20,844,980
U.S. Treasury Notes	4.625%		6/30/2026	39,977,000	40,418,153
U.S. Treasury Notes	4.875%		4/30/2026	68,699,000	69,597,991
Total U.S. Treasury Obligations (cost $486,785,963)					491,689,724
Total Long-Term Investments (cost $4,219,660,709)					4,217,764,731

SHORT-TERM INVESTMENTS 1.63%

REPURCHASE AGREEMENTS 1.38%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $29,623,000 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $28,140,312; proceeds: $27,597,082 (cost $27,588,499)				27,588,499	27,588,499
Repurchase Agreement dated 8/30/2024, 5.310% due 9/3/2024 with JPMorgan Securities LLC collateralized by $27,503,800 of U.S. Treasury Bond at 1.375% due 11/15/2031; value: $23,469,388; proceeds: $23,013,570 (cost $23,000,000)				23,000,000	23,000,000
Total Repurchase Agreements (cost $50,588,499)					50,588,499

TIME DEPOSITS 0.03%
CitiBank N.A.(l) (cost $888,016)				888,016	888,016

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Shares	Fair Value
MONEY MARKET FUNDS 0.22%
Fidelity Government Portfolio(l) (cost $7,992,146)			7,992,146	$7,992,146
Total Short-Term Investments (cost $59,468,661)				59,468,661
Total Investments in Securities 116.98% (cost $4,279,129,370)				4,277,233,392
Other Assets and Liabilities - Net(m) (16.98)%				(620,903,946)
Net Assets 100.00%				$3,656,329,446
CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $1,738,633,796, which represents 47.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Step Bond - Security with a predetermined schedule of interest rate changes.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2024

Forward Foreign Currency Exchange Contracts at August 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian Dollar	Sell	State Street Bank and Trust	11/22/2024	22,644,000	$16,537,279	$16,842,308	$(305,029)

Futures Contracts at August 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2024	708	Short	$(77,562,866)	$(77,454,094)	$108,772

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2024	270	Long	$31,988,764	$31,708,125	$(280,639)
U.S. 2-Year Treasury Note	December 2024	2,399	Long	498,264,080	497,904,956	(359,124)
U.S. Ultra Treasury Bond	December 2024	1,127	Long	150,950,707	148,693,563	(2,257,144)
Total Unrealized Depreciation on Futures Contracts						$(2,896,907)

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$343,328,095	$4,296,050	$347,624,145
Remaining Industries	–	332,051,113	–	332,051,113
Corporate Bonds	–	1,626,342,082	–	1,626,342,082
Floating Rate Loans	–	43,511,285	–	43,511,285
Foreign Government Obligations	–	102,785,552	–	102,785,552
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	30,186,580	–	30,186,580
Government Sponsored Enterprises Pass-Throughs	–	930,308,751	–	930,308,751
Municipal Bonds	–	4,677,888	–	4,677,888
Non-Agency Commercial Mortgage-Backed Securities	–	305,853,437	2,734,174	308,587,611
U.S. Treasury Obligations	–	491,689,724	–	491,689,724
Short-Term Investments
Repurchase Agreements	–	50,588,499	–	50,588,499
Time Deposits	–	888,016	–	888,016
Money Market Funds	7,992,146	–	–	7,992,146
Total	$7,992,146	$4,262,211,022	$7,030,224	$4,277,233,392
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(305,029)	–	(305,029)
Futures Contracts
Assets	108,772	–	–	108,772
Liabilities	(2,896,907)	–	–	(2,896,907)
Total	$(2,788,135)	$(305,029)	$–	$(3,093,164)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 93.53%

ASSET-BACKED SECURITIES 26.94%

Automobiles 15.24%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	$15,129,174	$15,301,395
AmeriCredit Automobile Receivables Trust Series 2023-A2 Class A2	6.19%	4/19/2027	26,814,804	26,926,625
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	19,675,000	19,737,138
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	9,160,000	9,287,106
AmeriCredit Automobile Receivables Trust Series 2024-2 Class B	4.81%	4/18/2028	8,715,000	8,707,433
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	22,300,000	22,516,553
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A Class A†	1.19%	1/15/2027	5,554	5,545
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	8,005,000	7,920,561
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	17,911,573
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	27,000,000	27,474,082
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	29,170,806	28,892,634
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	3,145,210	3,143,481
CarMax Auto Owner Trust Series 2023-1 Class A2A	5.23%	1/15/2026	1,708,969	1,708,595
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	26,500,000	26,613,303
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	13,647,935	13,700,713
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	15,947,000	16,027,497
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	12,005,000	12,057,637
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	6,378,856	6,138,165
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	9,531,117	9,629,898
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	25,000,000	25,295,185

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$15,044,725	$15,087,548
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	21,343,000	21,401,283
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	16,450,000	16,689,150
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	30,145,000	30,339,993
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	18,250,000	18,426,636
Exeter Automobile Receivables Trust Series 2024-3 Class A2	5.82%	2/15/2027	6,678,000	6,687,216
Exeter Automobile Receivables Trust Series 2024-3 Class A3	5.65%	12/15/2027	8,000,000	8,068,962
First Investors Auto Owner Trust Series 2021-2A Class A†	0.48%	3/15/2027	2,326,877	2,321,827
First Investors Auto Owners Trust Series 2022-2A Class A†	6.26%	7/15/2027	10,809,528	10,855,510
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	12,571,770	12,533,275
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	2,795,777	2,794,401
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	27,485,161	27,560,643
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	32,896,318	32,863,070
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	11,710,000	11,759,153
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,800,157
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,806,895
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,696,000	19,032,348
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	51,475,000	51,079,677
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	8,344,803	8,270,275
GLS Auto Receivables Trust Series 2021-2A Class C†	1.08%	6/15/2026	141,321	141,052
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	9,207,000	9,294,126

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%		10/15/2029	$26,355,000	$26,657,666
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%		7/20/2027	32,000,000	32,482,470
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%		3/16/2026	8,189,341	8,186,645
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%		6/25/2026	12,150,000	11,911,802
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%		12/26/2025	18,486,667	18,330,101
Honda Auto Receivables 2024-2 Owner Series 2024-2 Class A3	5.27%		11/20/2028	29,720,000	30,273,065
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%		4/21/2027	37,124,000	37,207,729
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%		6/21/2028	37,343,000	38,082,515
Huntington Auto Trust Series 2024-1A Class A2†	5.50%		3/15/2027	22,422,546	22,470,665
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%		5/17/2027	19,990,000	20,275,857
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%		1/18/2028	11,045,000	11,251,327
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A2	5.09%		1/15/2026	397,878	397,813
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	14,456,000	14,797,153
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	23,980,000	24,301,200
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	24,160,000	24,476,264
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%		3/15/2027	60,443,000	59,667,160
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	6.454% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	19,850,000	19,994,397
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	43,370,000	43,489,814
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	7,035,000	7,161,812
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	36,059,439	36,353,085
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	15,622,769	15,263,239

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	$34,347,000	$32,627,297
Santander Consumer Auto Receivables Trust Series 2024-AA Class F†	10.12%	1/16/2029	17,455,475	17,571,893
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	7,200,000	7,173,816
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%	2/16/2027	3,643,511	3,650,217
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	9,810,364	9,814,511
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%	4/17/2028	14,000,000	14,063,991
Santander Drive Auto Receivables Trust Series 2024-2 Class A2	5.80%	9/15/2027	41,084,579	41,179,678
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	18,000,000	18,264,370
SBNA Auto Lease Trust Series 2023-A Class A2†	6.27%	4/20/2026	17,420,934	17,490,234
SBNA Auto Lease Trust Series 2024-A Class A2†	5.45%	1/20/2026	36,290,179	36,321,741
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	29,810,000	29,918,172
SBNA Auto Receivables Trust Series 2024-A Class A2†	5.70%	3/15/2027	8,876,730	8,884,522
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%	10/20/2027	20,835,000	20,924,538
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	19,789,000	20,200,730
Tricolor Auto Securitization Trust Series 2023-1A Class A†	6.48%	8/17/2026	482,447	482,588
Volkswagen Auto Lease Trust Series 2022-A Class A3	3.44%	7/21/2025	3,730,920	3,725,055
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%	8/16/2027	13,943,622	13,971,825
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%	12/15/2026	30,025,000	29,395,319
Westlake Automobile Receivables Trust Series 2022-2A Class A2A†	5.87%	7/15/2026	5,750,499	5,750,949
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%	1/15/2027	17,130,401	17,198,811
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%	5/17/2027	24,500,000	24,660,362
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	32,920,000	33,139,036

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%		2/15/2028	$25,785,000	$26,033,874
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	23,575,000	23,876,392
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	7,603,000	7,677,015
Total					1,607,837,031

Credit Card 1.04%
Discover Card Execution Note Trust Series 2022-A2 Class A	3.32%		5/15/2027	66,374,000	65,608,774
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,272,035
Synchrony Card Funding LLC Series 2022-A1 Class A	3.37%		4/15/2028	16,140,000	15,963,204
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	16,698,000	16,549,739
Total					109,393,752

Other 10.55%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	684,321	681,730
Affirm Asset Securitization Trust Series 2023-A Class A†	6.61%		1/18/2028	6,500,000	6,524,059
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	14,715,000	14,990,827
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	22,591,000	23,014,459
Affirm Asset Securitization Trust Series 2024-X1 Class A†	6.27%		5/15/2029	37,620,789	37,690,711
Allegro CLO VII Ltd. Series 2018-1A Class AR†	6.431% (3 mo. USD Term SOFR + 1.13%)	#	6/13/2031	35,506,705	35,567,020
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	43,260,113	43,604,775
Apidos CLO XXV Ltd. Series 2016-25A Class A1R2†	6.432% (3 mo. USD Term SOFR + 1.15%)	#	10/20/2031	30,851,185	30,870,137
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	13,380,674	12,239,095
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	6.606% (3 mo. USD Term SOFR + 1.32%)	#	4/17/2033	50,000,000	50,065,204

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Benefit Street Partners CLO XIX Ltd. Series 2019-19A Class AR†	6.481% (3 mo. USD Term SOFR + 1.18%)	#	1/15/2033	$28,520,000	$28,562,780
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	6.524% (3 mo. USD Term SOFR + 1.24%)	#	7/20/2029	35,663,687	35,691,825
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	6.431% (3 mo. USD Term SOFR + 1.13%)	#	10/15/2031	29,660,325	29,705,798
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.65%		9/22/2028	32,775,000	32,887,064
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,972,840
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	29,889,910	29,999,895
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	12,500,000	12,502,397
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	6.268% (3 mo. USD Term SOFR + 1.15%)	#	8/15/2031	31,867,123	31,898,609
FS Rialto Series 2021-FL2 Class A†	6.673% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	8,479,014	8,423,925
Galaxy XIX CLO Ltd. Series 2015-19A Class A1RR†	6.495% (3 mo. USD Term SOFR + 1.21%)	#	7/24/2030	23,948,608	23,969,538
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	6.291% (3 mo. USD Term SOFR + 1.17%)	#	11/22/2031	47,763,136	47,811,204
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	14,000,000	13,564,100
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	18,000,000	18,160,004
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	6.503% (1 mo. USD Term SOFR + 1.16%)	#	6/16/2036	3,206,933	3,196,063
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	7,686,719	7,686,083
KKR CLO 40 Ltd. Series 40A Class AR†	6.582% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	27,660,000	27,698,935
KREF Ltd. Series 2021-FL2 Class A†	6.523% (1 mo. USD Term SOFR + 1.18%)	#	2/15/2039	15,139,308	14,850,556
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	20,784,400

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LFT CRE Ltd. Series 2021-FL1 Class A†	6.621% (1 mo. USD Term SOFR + 1.28%)	#	6/15/2039	$9,446,752	$9,423,509
Madison Park Funding XL Ltd. Series 9A Class AR2†	6.313% (3 mo. USD Term SOFR + 1.25%)	#	5/28/2030	28,456,066	28,485,127
Madison Park Funding XLII Ltd. Series 13A Class AR†	6.433% (3 mo. USD Term SOFR + 1.15%)	#	11/21/2030	44,758,358	44,790,939
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	7/21/2030	35,027,120	35,061,470
MF1 Ltd. Series 2021-FL6 Class A†	6.553% (1 mo. USD Term SOFR + 1.21%)	#	7/16/2036	18,635,208	18,477,517
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	6.544% (3 mo. USD Term SOFR + 1.26%)	#	3/17/2030	39,178,733	39,263,954
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	6.513% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2029	7,384,574	7,387,384
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	6.455% (3 mo. USD Term SOFR + 1.20%)	#	7/30/2031	32,730,252	32,757,944
Pagaya AI Debt Trust Series 2022-1 Class A†	2.03%		10/15/2029	448,762	447,990
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	28,750,000	29,042,908
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	21,000,000	21,145,190
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	6.385% (3 mo. USD Term SOFR + 1.10%)	#	10/25/2031	48,707,810	48,760,931
SCF Equipment Leasing LLC Series 2023-1A Class A2†	6.56%		1/22/2030	15,198,811	15,387,921
SCF Equipment Leasing LLC Series 2024-1A Class A2†	5.88%		11/20/2029	6,500,000	6,553,451
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	6.323% (3 mo. USD Term SOFR + 1.22%)	#	11/18/2030	15,104,027	15,114,420
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	6.601% (3 mo. USD Term SOFR + 1.30%)	#	4/15/2033	40,000,000	40,045,011
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	27,175,000	27,707,402

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verizon Master Trust Series 2022-7 Class A1A	5.23%		11/22/2027	$19,900,000	$19,891,843
Total					1,113,358,944

Rec Vehicle Loan 0.00%
Octane Receivables Trust Series 2021-1A Class A†	0.93%		3/22/2027	114,674	114,399

Student Loan 0.11%
Navient Private Education Refi Loan Trust Series 2020-EA Class A†	1.69%		5/15/2069	12,556,330	11,607,971
Total Asset-Backed Securities (cost $2,831,314,125)					2,842,312,097

CORPORATE BONDS 56.89%

Aerospace/Defense 0.72%
Boeing Co.	4.875%		5/1/2025	25,852,000	25,749,306
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	51,356,000	50,348,566
Total					76,097,872

Agriculture 0.43%
Philip Morris International, Inc.	5.125%		11/15/2024	31,580,000	31,555,331
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	14,303,000	13,641,737
Total					45,197,068

Auto Manufacturers 6.65%
American Honda Finance Corp.	5.966% (SOFR + 0.60%)	#	8/14/2025	22,201,000	22,227,506
American Honda Finance Corp.	6.08% (SOFR + 0.71%)	#	7/9/2027	22,231,000	22,210,196
American Honda Finance Corp.	6.081% (SOFR + 0.71%)	#	1/9/2026	44,151,000	44,257,754
American Honda Finance Corp.	6.139% (SOFR + 0.77%)	#	3/12/2027	26,612,000	26,652,463
BMW U.S. Capital LLC†	6.166% (SOFR + 0.80%)	#	8/13/2026	13,000,000	13,073,951
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	29,133,397
Daimler Truck Finance North America LLC†	6.33% (SOFR + 0.96%)	#	9/25/2027	23,668,000	23,698,011
Ford Motor Credit Co. LLC	2.30%		2/10/2025	15,648,000	15,425,938
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	3,019,691
Ford Motor Credit Co. LLC	4.063%		11/1/2024	26,087,000	26,010,284
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,583,501
Ford Motor Credit Co. LLC	4.389%		1/8/2026	25,965,000	25,667,159

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	4.687%		6/9/2025	$9,515,000	$9,469,866
Ford Motor Credit Co. LLC	5.125%		6/16/2025	6,100,000	6,085,030
General Motors Financial Co., Inc.	4.35%		4/9/2025	9,808,000	9,757,756
General Motors Financial Co., Inc.	5.99% (SOFR + 0.62%)	#	10/15/2024	44,943,000	44,958,690
General Motors Financial Co., Inc.	6.429% (SOFR + 1.05%)	#	7/15/2027	44,543,000	44,524,654
General Motors Financial Co., Inc.	6.716% (SOFR + 1.35%)	#	5/8/2027	26,796,000	27,006,100
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,620,677
Hyundai Capital America†	6.517% (SOFR + 1.15%)	#	8/4/2025	40,797,000	40,990,571
Hyundai Capital America†	6.687% (SOFR + 1.32%)	#	11/3/2025	40,746,000	41,018,269
Hyundai Capital America†	6.871% (SOFR + 1.50%)	#	1/8/2027	30,859,000	31,258,922
Mercedes-Benz Finance North America LLC†	5.998% (SOFR + 0.63%)	#	7/31/2026	26,583,000	26,630,493
Toyota Motor Credit Corp.	6.02% (SOFR + 0.65%)	#	1/5/2026	53,162,000	53,289,844
Toyota Motor Credit Corp.	6.135% (SOFR + 0.77%)	#	8/7/2026	3,000,000	3,015,990
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,318,562
Volkswagen Group of America Finance LLC†	6.20% (SOFR + 0.83%)	#	3/20/2026	24,100,000	24,112,241
Volkswagen Group of America Finance LLC†	6.299% (SOFR + 0.93%)	#	9/12/2025	22,115,000	22,186,884
Total					701,204,400

Auto Parts & Equipment 0.23%
Magna International, Inc. (Canada)(a)	5.98%		3/21/2026	24,436,000	24,436,726

Banks 33.26%
AIB Group PLC (Ireland)†(a)	7.583% (SOFR + 3.46%)	#	10/14/2026	48,327,000	49,667,226
ANZ New Zealand International Ltd. (United Kingdom)†(a)	5.982% (SOFR + 0.60%)	#	2/18/2025	17,916,000	17,939,551
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	6.059% (SOFR + 0.68%)	#	7/16/2027	35,570,000	35,606,600

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	6.19% (SOFR + 0.81%)	#	1/18/2027	$26,601,000	$26,717,123
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	39,628,000	39,510,474
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	33,000,000	31,515,251
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.90%)	#	2/13/2026	20,717,000	20,416,506
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%)	#	10/22/2025	10,000,000	9,957,567
Bank of America Corp.	3.093% (3 mo. USD Term SOFR + 1.35%)	#	10/1/2025	62,757,000	62,634,580
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	47,308,000	46,798,114
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	4,124,000	4,174,862
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	24,987,000	24,980,553
Bank of Montreal (Canada)(a)	6.321% (SOFR + 0.95%)	#	9/25/2025	43,632,000	43,887,420
Bank of Montreal (Canada)(a)	6.529% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,881,055
Bank of Nova Scotia (Canada)(a)	5.25%		12/6/2024	44,634,000	44,616,439
Bank of Nova Scotia (Canada)(a)	6.459% (SOFR + 1.09%)	#	6/12/2025	43,743,000	44,028,731
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%)	#	5/7/2026	38,434,000	37,788,279
Barclays PLC (United Kingdom)(a)	5.304% (1 yr. CMT + 2.30%)	#	8/9/2026	17,383,000	17,416,045
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%)	#	11/2/2026	26,514,000	27,187,809
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%)	#	1/13/2027	18,750,000	17,853,817
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	36,190,000	35,360,967
BNP Paribas SA (France)†(a)	2.819% (3 mo. USD Term SOFR + 1.37%)	#	11/19/2025	107,248,000	106,616,900
BPCE SA (France)†(a)	5.94% (SOFR + 0.57%)	#	1/14/2025	27,056,000	27,078,630
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%)	#	1/18/2027	40,639,000	41,160,187

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025	$15,693,000	$15,709,593
Canadian Imperial Bank of Commerce (Canada)(a)	5.789% (SOFR + 0.42%)	#	10/18/2024	13,509,000	13,512,833
Citibank NA	6.075% (SOFR + 0.71%)	#	8/6/2026	18,165,000	18,196,483
Citibank NA	6.176% (SOFR + 0.81%)	#	9/29/2025	43,778,000	43,946,777
Citigroup, Inc.	2.014% (SOFR + 0.69%)	#	1/25/2026	91,108,000	89,870,253
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	22,324,000	22,033,697
Citigroup, Inc.	5.61% (SOFR + 1.55%)	#	9/29/2026	31,595,000	31,828,951
Citizens Bank NA	5.284% (SOFR + 1.02%)	#	1/26/2026	27,991,000	27,922,537
Citizens Bank NA	6.064% (SOFR + 1.45%)	#	10/24/2025	16,274,000	16,264,813
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%)	#	9/11/2026	51,669,000	49,834,279
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%)	#	12/20/2025	5,831,000	5,792,193
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	77,205,000	77,492,482
First-Citizens Bank & Trust Co.	2.969% (3 mo. USD Term SOFR + 1.72%)	#	9/27/2025	60,672,000	60,511,369
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%)	#	5/21/2027	44,883,000	45,405,915
Goldman Sachs Bank USA	6.14% (SOFR + 0.77%)	#	3/18/2027	44,364,000	44,565,696
Goldman Sachs Group, Inc.	0.855% (SOFR + 0.61%)	#	2/12/2026	17,699,000	17,347,260
Goldman Sachs Group, Inc.	3.272% (3 mo. USD Term SOFR + 1.46%)	#	9/29/2025	9,593,000	9,573,732
Goldman Sachs Group, Inc.	5.859% (SOFR + 0.49%)	#	10/21/2024	63,161,000	63,166,907
Goldman Sachs Group, Inc.	6.431% (SOFR + 1.07%)	#	8/10/2026	43,667,000	43,775,938
HSBC Holdings PLC (United Kingdom)(a)	1.645% (SOFR + 1.54%)	#	4/18/2026	38,658,000	37,781,304
HSBC Holdings PLC (United Kingdom)(a)	2.099% (SOFR + 1.93%)	#	6/4/2026	8,933,000	8,725,209

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%)	#	3/10/2026	$151,498,000	$149,709,430
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%)	#	9/12/2026	7,393,000	7,338,648
HSBC USA, Inc.	6.329% (SOFR + 0.96%)	#	3/4/2027	26,831,000	26,940,680
ING Groep NV (Netherlands)(a)	3.869% (SOFR + 1.64%)	#	3/28/2026	22,055,000	21,893,035
JPMorgan Chase & Co.	2.301% (SOFR + 1.16%)	#	10/15/2025	99,304,000	98,912,924
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%)	#	12/15/2025	70,914,000	70,933,364
JPMorgan Chase Bank NA	6.368% (SOFR + 1.00%)	#	12/8/2026	26,705,000	27,090,426
Lloyds Banking Group PLC (United Kingdom)(a)	3.511% (1 yr. CMT + 1.60%)	#	3/18/2026	58,668,000	58,132,241
Macquarie Bank Ltd. (Australia)†(a)	4.875%		6/10/2025	9,554,000	9,522,389
Macquarie Bank Ltd. (Australia)†(a)	6.298% (SOFR + 0.92%)	#	7/2/2027	22,238,000	22,363,240
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	14,900,000	14,200,587
Macquarie Group Ltd. (Australia)†(a)	6.207%		11/22/2024	86,276,000	86,400,570
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	6.819% (SOFR + 1.44%)	#	4/17/2026	35,250,000	35,459,228
Morgan Stanley	0.864% (SOFR + 0.75%)	#	10/21/2025	10,310,000	10,242,583
Morgan Stanley	2.188% (SOFR + 1.99%)	#	4/28/2026	57,056,000	55,948,944
Morgan Stanley	2.63% (SOFR + 0.94%)	#	2/18/2026	8,049,000	7,952,012
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026	22,316,000	22,224,233
National Australia Bank Ltd. (Australia)†(a)	6.02% (SOFR + 0.65%)	#	12/10/2025	17,634,000	17,682,938
National Bank of Canada (Canada)(a)	6.271% (SOFR + 0.90%)	#	3/25/2027	41,500,000	41,571,441
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,245,816
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	24,562,000	25,228,244

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
NatWest Markets PLC (United Kingdom)†(a)	6.82% (SOFR + 1.45%)	#	3/22/2025	$40,000,000	$40,257,640
Royal Bank of Canada (Canada)(a)	6.159% (SOFR + 0.79%)	#	7/23/2027	35,810,000	35,856,706
Royal Bank of Canada (Canada)(a)	6.319% (SOFR + 0.95%)	#	1/19/2027	22,170,000	22,277,760
Royal Bank of Canada (Canada)(a)	6.449% (SOFR + 1.08%)	#	7/20/2026	43,671,000	44,027,899
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%)	#	11/21/2026	52,040,000	53,074,098
Skandinaviska Enskilda Banken AB (Sweden)†(a)	6.259% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,412,022
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%)	#	1/21/2026	9,234,000	9,117,708
Standard Chartered PLC (United Kingdom)†(a)	2.819% (3 mo. USD LIBOR + 1.21%)	#	1/30/2026	59,522,000	58,872,281
State Street Corp.	6.212% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,757,363
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	6.678% (SOFR + 1.30%)	#	7/13/2026	21,769,000	22,065,238
Svenska Handelsbanken AB (Sweden)†(a)	6.619% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,931,603
Swedbank AB (Sweden)†(a)	6.749% (SOFR + 1.38%)	#	6/15/2026	41,440,000	42,038,303
Toronto-Dominion Bank (Canada)(a)	3.766%		6/6/2025	21,057,000	20,890,641
Toronto-Dominion Bank (Canada)(a)	4.285%		9/13/2024	63,599,000	63,575,406
Toronto-Dominion Bank (Canada)(a)	5.719% (SOFR + 0.35%)	#	9/10/2024	4,700,000	4,700,108
Toronto-Dominion Bank (Canada)(a)	6.45% (SOFR + 1.08%)	#	7/17/2026	43,611,000	44,048,115
UBS AG	2.95%		4/9/2025	8,386,000	8,281,215
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	42,709,000	41,774,443
UBS Group AG (Switzerland)†(a)	2.593% (SOFR + 1.56%)	#	9/11/2025	44,522,000	44,493,189
UBS Group AG (Switzerland)(a)	3.75%		3/26/2025	25,394,000	25,197,274
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	26,655,000	26,421,433

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%)	#	5/12/2026	$33,697,000	$33,531,806
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%)	#	7/15/2026	8,984,000	9,079,770
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%)	#	9/22/2026	60,545,000	58,906,973
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%)	#	2/11/2026	49,079,000	48,414,025
Wells Fargo & Co.	2.188% (SOFR + 2.00%)	#	4/30/2026	44,216,000	43,347,921
Wells Fargo & Co.	2.406% (3 mo. USD Term SOFR + 1.09%)	#	10/30/2025	126,850,000	126,190,435
Wells Fargo & Co.	3.908% (SOFR + 1.32%)	#	4/25/2026	9,962,000	9,877,763
Wells Fargo Bank NA	6.426% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,622,592
Total					3,508,087,610

Beverages 0.25%
Keurig Dr. Pepper, Inc.	6.249% (SOFR + 0.88%)	#	3/15/2027	26,617,000	26,766,506

Biotechnology 0.14%
Amgen, Inc.	5.25%		3/2/2025	4,114,000	4,115,752
Amgen, Inc.	5.507%		3/2/2026	10,484,000	10,485,678
Total					14,601,430

Chemicals 0.21%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	22,354,000	22,438,147

Commercial Services 0.14%
GXO Logistics, Inc.	1.65%		7/15/2026	15,777,000	14,885,251

Computers 0.19%
Hewlett Packard Enterprise Co.	5.90%		10/1/2024	19,673,000	19,677,691

Diversified Financial Services 3.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.65%		10/29/2024	17,587,000	17,474,651
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	30,189,000	30,007,101
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	16,543,000	16,450,973

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Air Lease Corp.	3.375%		7/1/2025	$15,250,000	$15,034,584
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,559,068
Aircastle Ltd.†	5.25%		8/11/2025	25,349,000	25,287,902
American Express Co.	6.299% (SOFR + 0.93%)	#	3/4/2025	36,253,000	36,322,882
American Express Co.	6.338% (SOFR + 1.33%)	#	10/30/2026	21,495,000	21,865,584
Aviation Capital Group LLC†	1.95%		9/20/2026	6,119,000	5,753,698
Aviation Capital Group LLC†	4.875%		10/1/2025	7,982,000	7,944,261
Aviation Capital Group LLC†	5.50%		12/15/2024	16,108,000	16,081,907
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	34,088,000	32,609,290
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.875%		2/15/2025	15,997,000	15,791,078
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	22,223,000	21,887,959
Jefferies Financial Group, Inc.	6.05%		3/12/2025	44,695,000	44,699,738
Nuveen Finance LLC†	4.125%		11/1/2024	2,755,000	2,748,357
Synchrony Financial	4.875%		6/13/2025	5,004,000	4,983,687
Total					353,502,720

Electric 1.54%
AES Corp.†	3.30%		7/15/2025	17,000,000	16,680,856
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(b)	6/15/2026	15,377,000	15,493,996
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,438,370
Cleco Corporate Holdings LLC	3.743%		5/1/2026	5,000,000	4,900,247
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,253,681
Georgia Power Co.	6.116% (SOFR + 0.75%)	#	5/8/2025	21,750,000	21,802,853
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,864,535
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	7,428,000	7,461,085
NRG Energy, Inc.†	2.00%		12/2/2025	20,874,000	20,037,161
Vistra Operations Co. LLC†	5.125%		5/13/2025	49,155,000	48,990,090
Total					162,922,874

Electronics 0.04%
Trimble, Inc.	4.75%		12/1/2024	4,389,000	4,375,339

Entertainment 0.28%
Warnermedia Holdings, Inc.	6.412%		3/15/2026	28,977,000	28,988,076

Food 0.16%
Kroger Co.	4.70%		8/15/2026	16,542,000	16,593,841

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas 0.35%
East Ohio Gas Co.†	1.30%		6/15/2025	$6,238,000	$6,052,559
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,503,544
Total					36,556,103

Hand/Machine Tools 0.24%
Regal Rexnord Corp.	6.05%		2/15/2026	25,378,000	25,703,012

Health Care-Products 1.10%
Baxter International, Inc.	1.322%		11/29/2024	66,318,000	65,672,798
GE HealthCare Technologies, Inc.	5.55%		11/15/2024	50,475,000	50,465,021
Total					116,137,819

Health Care-Services 0.06%
UnitedHealth Group, Inc.	5.864% (SOFR + 0.50%)	#	7/15/2026	6,677,000	6,699,095

Insurance 2.37%
Athene Global Funding†	2.55%		6/29/2025	5,500,000	5,393,064
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,329,543
Athene Global Funding†	6.581% (SOFR + 1.21%)	#	3/25/2027	26,628,000	26,737,474
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,531,052
Corebridge Global Funding†	6.671% (SOFR + 1.30%)	#	9/25/2026	29,760,000	29,996,107
F&G Global Funding†	0.90%		9/20/2024	35,540,000	35,456,059
GA Global Funding Trust†	0.80%		9/13/2024	37,195,000	37,143,079
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,124,495
GA Global Funding Trust†	5.869% (SOFR + 0.50%)	#	9/13/2024	7,486,000	7,486,475
GA Global Funding Trust†	6.73% (SOFR + 1.36%)	#	4/11/2025	51,514,000	51,753,001
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	9,043,482
RenaissanceRe Finance, Inc.	3.70%		4/1/2025	5,804,000	5,747,399
Total					249,741,230

Lodging 0.49%
Hyatt Hotels Corp.	1.80%		10/1/2024	13,979,000	13,938,451
Las Vegas Sands Corp.	2.90%		6/25/2025	38,482,000	37,691,380
Total					51,629,831

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.12%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	$8,289,000	$8,263,665
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,863,412
Total					13,127,077

Mining 0.23%
Glencore Funding LLC†	6.43% (SOFR + 1.06%)	#	4/4/2027	23,809,000	23,841,150

Oil & Gas 0.09%
Ovintiv, Inc.	5.65%		5/15/2025	9,308,000	9,324,148

Pharmaceuticals 0.22%
Cigna Group	5.685%		3/15/2026	22,943,000	22,950,183

Pipelines 0.65%
TransCanada PipeLines Ltd. (Canada)(a)	6.203%		3/9/2026	25,053,000	25,055,982
TransCanada PipeLines Ltd. (Canada)(a)	6.888% (SOFR + 1.52%)	#	3/9/2026	43,659,000	43,676,401
Total					68,732,383

REITS 1.98%
American Tower Corp.	1.60%		4/15/2026	37,582,000	35,716,407
Crown Castle, Inc.	1.35%		7/15/2025	6,000,000	5,819,879
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	23,773,000	23,733,981
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	31,465,000	31,535,230
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	23,008,000	22,058,453
Public Storage Operating Co.	5.969% (SOFR + 0.60%)	#	7/25/2025	13,071,000	13,096,260
Public Storage Operating Co.	6.07% (SOFR + 0.70%)	#	4/16/2027	21,144,000	21,238,418
VICI Properties LP	4.375%		5/15/2025	11,723,000	11,623,666
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	12,957,000	12,575,252
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	31,180,000	30,952,383
Total					208,349,929

Retail 0.46%
Home Depot, Inc.	5.10%		12/24/2025	37,331,000	37,666,956
Home Depot, Inc.	5.15%		6/25/2026	11,079,000	11,258,447
Total					48,925,403

Semiconductors 0.34%
Qorvo, Inc.	1.75%		12/15/2024	36,498,000	36,060,615

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.60%
AT&T, Inc.	5.539%		2/20/2026	$63,669,000	$63,681,167
Total Corporate Bonds (cost $5,954,877,605)					6,001,234,696

FLOATING RATE LOANS(c) 4.16%

Aerospace/Defense 0.45%
RTX Corp. 2023 Term Loan	6.718% (3 mo. USD Term SOFR + 1.38%)		5/7/2025	46,875,000	46,875,000

Health Care Products 0.86%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	6.515% (1 mo. USD Term SOFR + 1.13%)		9/30/2024	3,307,721	3,308,681
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	6.64% (1 mo. USD Term SOFR + 1.25%)		9/30/2026	40,000,000	39,925,000
Solventum Corp. Delayed Draw Term Loan	6.796% (3 mo. USD Term SOFR + 1.63%)		8/15/2025	47,500,000	47,529,687
Total					90,763,368

Insurance 0.13%
Brown & Brown, Inc. Term Loan	–	(d)	10/27/2026	13,750,000	13,664,063

Oil & Gas 0.76%
Occidental Petroleum Corp. 364 Day Term Loan	–	(d)	12/27/2024	80,000,000	80,010,000

Real Estate Investment Trusts 0.48%
Digital Realty Trust LP Term Loan	6.377% (3 mo. USD Term SOFR + 0.95%)		3/31/2025	11,128,776	11,114,865
Invitation Homes Operating Partnership LP 2020 Term Loan A	6.347% (1 mo. USD Term SOFR + 1.00%)		1/31/2025	40,000,000	39,800,000
Total					50,914,865

Semiconductors 1.48%
Broadcom, Inc. 2023 Term Loan A3	6.372% (1 mo. USD Term SOFR + 1.13%)		8/14/2026	72,500,000	72,228,125
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.727% (1 mo. USD Term SOFR + 1.38%)		12/7/2025	26,718,750	26,768,848
Microchip Technology, Inc. 2021 Term Loan A	6.401% (1 mo. USD Term SOFR + 1.13%)		8/29/2025	57,234,000	57,269,771
Total					156,266,744
Total Floating Rate Loans (cost $439,379,271)					438,494,040

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.26%

South Korea 0.26%
Korea National Oil Corp.†	6.207% (SOFR + 0.83%)	#	4/3/2027	$12,514,000	$12,561,265
Korea National Oil Corp.†	6.461% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,198,795
Total					27,760,060
Total Foreign Government Obligations (cost $27,514,000)					27,760,060

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.57%
BX Trust Series 2021-ARIA Class A†	6.351% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	9,304,000	9,235,014
BXHPP Trust Series 2021-FILM Class A†	6.102% (1 mo. USD Term SOFR + 0.76%)	#	8/15/2036	20,000,000	19,270,048
BXMT Ltd. Series 2020-FL2 Class A†	6.353% (1 mo. USD Term SOFR + 1.01%)	#	2/15/2038	12,846,764	12,466,656
BXMT Ltd. Series 2021-FL4 Class A†	6.503% (1 mo. USD Term SOFR + 1.16%)	#	5/15/2038	9,906,748	9,489,733
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A3	3.549%		11/10/2048	10,000,000	9,773,559
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	10,336,866	10,030,310
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3	3.05%		4/10/2049	3,286,239	3,210,629
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A4	3.329%		4/15/2049	9,600,000	9,310,330
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3	3.231%		6/15/2057	2,516,686	2,500,493
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A4	2.823%		1/15/2049	8,126,677	7,904,788
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5	3.09%		1/15/2049	5,200,000	5,021,574
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6 Class M1†	6.149% (30 day USD SOFR Average + 0.80%)	#	10/25/2041	585,417	584,776
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	6.299% (30 day USD SOFR Average + 0.95%)	#	12/25/2041	8,579,818	8,542,906

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	6.349% (30 day USD SOFR Average + 1.00%)	#	1/25/2042	$10,106,567	$10,110,358
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02 Class 2M1†	6.249% (30 day USD SOFR Average + 0.90%)	#	11/25/2041	6,094,416	6,097,234
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.549% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	11,247,576	11,249,774
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	6.349% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	16,834,269	16,846,765
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.752% (1 mo. USD Term SOFR + 1.41%)	#	5/15/2026	40,000,000	37,045,736
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	4,837,726	4,692,662
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	10,000,000	9,596,090
KIND Trust Series 2021-KIND Class A†	6.405% (1 mo. USD Term SOFR + 1.06%)	#	8/15/2038	24,545,068	24,074,976
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4	3.252%		10/15/2048	7,500,000	7,413,491
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A3	3.473%		12/15/2047	8,456,232	8,342,962
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	5,700,000	5,538,923
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A3	2.91%		2/15/2048	10,284,331	10,241,456
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 Class A5	3.148%		5/15/2048	7,000,000	6,901,945
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A4	3.37%		1/15/2059	5,896,321	5,785,681
Total Non-Agency Commercial Mortgage-Backed Securities (cost $276,513,827)					271,278,869

U.S. TREASURY OBLIGATIONS 2.71%
U.S. Treasury Inflation-Indexed Notes(e)	0.375%		7/15/2025	106,458,612	104,323,254
U.S. Treasury Notes	4.25%		5/31/2025	69,090,000	68,933,944

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes	4.25%	1/31/2026	$72,380,300	$72,482,085
U.S. Treasury Notes	5.00%	9/30/2025	39,279,000	39,550,577
Total U.S. Treasury Obligations (cost $283,690,624)				285,289,860
Total Long-Term Investments (cost $9,813,289,452)				9,866,369,622

SHORT-TERM INVESTMENTS 6.73%

COMMERCIAL PAPER 6.45%

Chemicals 1.12%
FMC Corp.†	6.233%	9/6/2024	44,768,000	44,745,243
FMC Corp.†	6.239%	9/6/2024	73,906,000	73,868,431
Total				118,613,674

Commercial Services 0.24%
Global Payments, Inc.	6.047%	9/3/2024	25,000,000	25,000,000

Diversified Financial Services 0.72%
Brookfield Corporate Treasury Ltd.†	5.922%	9/25/2024	52,470,000	52,284,665
Brookfield Infrastructure Holdings Canada, Inc.	6.143%	11/21/2024	23,850,000	23,556,715
Total				75,841,380

Gas 0.07%
WGL Holdings, Inc.†	5.956%	9/23/2024	7,000,000	6,977,250

Home Furnishings 0.56%
Whirlpool Corp.†	5.917%	9/17/2024	25,000,000	24,943,514
Whirlpool Corp.†	5.921%	9/17/2024	34,000,000	33,923,179
Total				58,866,693

Leisure Time 0.32%
Brunswick Corp.†	6.017%	9/27/2024	34,000,000	33,866,267

Mining 0.50%
Glencore Funding LLC†	5.558%	12/20/2024	53,131,000	52,270,301

Oil & Gas 1.89%
APA Corp.†	6.047%	9/3/2024	140,000,000	140,000,000
Ovintiv, Inc.	6.189%	9/20/2024	22,857,000	22,791,699
Ovintiv, Inc.	6.239%	9/20/2024	20,000,000	19,942,389
Ovintiv, Inc.	6.241%	9/20/2024	17,143,000	17,093,618
Total				199,827,706

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 0.51%
Targa Resources Corp.†	5.884%	9/3/2024	$25,000,000	$25,000,000
Targa Resources Corp.†	6.115%	9/6/2024	4,000,000	3,998,000
Targa Resources Corp.†	6.118%	9/3/2024	25,000,000	25,000,000
Total				53,998,000

Retail 0.28%
AutoNation, Inc.†	5.834%	9/3/2024	30,000,000	30,000,000

Telecommunications 0.24%
AT&T, Inc.†	5.613%	9/30/2024	25,000,000	24,897,250
Total Commercial Paper (cost $679,922,609)				680,158,521

REPURCHASE AGREEMENTS 0.28%
Repurchase Agreement dated 8/30/2024, 2.800% due 9/3/2024 with Fixed Income Clearing Corp. collateralized by $32,165,200 of U.S. Treasury Note at 0.750% due 4/30/2026; value: $30,555,273; proceeds: $29,965,417 (cost $29,956,098)			29,956,098	29,956,098
Total Short-Term Investments (cost $709,878,707)				710,114,619
Total Investments in Securities 100.26% (cost $10,523,168,159)				10,576,484,241
Other Assets and Liabilities - Net (0.26)%				(27,632,158)
Net Assets 100.00%				$10,548,852,083
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2024, the total value of Rule 144A securities was $4,867,079,795, which represents 46.14% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond - Security with a predetermined schedule of interest rate changes.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2024.
(d)	Interest Rate to be determined.
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2024

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$2,842,312,097	$–	$2,842,312,097
Corporate Bonds	–	6,001,234,696	–	6,001,234,696
Floating Rate Loans	–	438,494,040	–	438,494,040
Foreign Government Obligations	–	27,760,060	–	27,760,060
Non-Agency Commercial Mortgage-Backed Securities	–	271,278,869	–	271,278,869
U.S. Treasury Obligations	–	285,289,860	–	285,289,860
Short-Term Investments
Commercial Paper	–	680,158,521	–	680,158,521
Repurchase Agreements	–	29,956,098	–	29,956,098
Total	$–	$10,576,484,241	$–	$10,576,484,241

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	331

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi - Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward

Notes to Schedule of Investments (unaudited)(continued)

exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their Net Asset Value as of the close of each business day.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

Income Taxes-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S federal tax returns remains open generally three years after the filing of the tax returns. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2024 the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Convertible Fund	$11,676,384	$11,890,154
Core Plus Bond Fund	4,573,964	4,741,880
Floating Rate Fund	17,645,529	18,173,816
High Yield Fund	125,223,864	130,268,187
Income Fund	9,717,046	9,995,572
Short Duration Income Fund	8,015,284	8,228,466
Total Return Fund	8,674,365	8,880,162

Notes to Schedule of Investments (unaudited)(continued)

5.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the period ended August 31, 2024:

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Net Change in Appreciation (Depreciation	)	Value at 8/31/2024	Shares as of 8/31/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc.-Class I	$180,037,886	$2,896,235	$(21,351,271)	$2,125,371	$32,571,523		$196,279,744	10,060,469	$2,626,235
Lord Abbett Investment Trust-Convertible Fund-Class I	19,964,976	343,319	(2,153,363)	51,647	2,004,949		20,211,528	1,485,050	315,319
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	306,601,550	21,172,303	(33,631,790)	(7,614,935)	18,317,910		304,845,038	32,430,323	11,210,830
Lord Abbett Research Fund, Inc.-Dividend Growth Fund,-Class I	374,842,735	4,549,657	(179,252,116)	30,960,508 (a)	33,192,532		262,406,177	11,071,991	2,315,517
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	71,952,100	3,247,223	(8,029,648)	(2,068,580)	6,960,928		72,062,023	16,915,968	3,170,144
Lord Abbett Investment Trust-Floating Rate Fund-Class I	–	40,450,303	(2,984,000)	9,443	(4,740)		37,471,006	4,597,669	1,744,676
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	179,655,644	131,882,470	(25,980,572)	4,227,555	52,393,114		342,178,211	21,426,313	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	184,282,052	43,659,588	(91,530,742)	(14,024,907)	71,082,587		193,468,578	4,583,477	–
Lord Abbett Investment Trust-High Yield Fund-Class I	117,789,806	6,455,506	(19,308,980)	(3,091,507)	8,394,700		110,239,525	17,091,399	6,338,161
Lord Abbett Investment Trust-Income Fund-Class I	149,141,183	57,841,407	(20,261,453)	(270,593)	8,875,823		195,326,367	78,444,324	8,318,659

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund (continued)

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Net Change in Appreciation (Depreciation	)	Value at 8/31/2024	Shares as of 8/31/2024	Dividend Income
Lord Abbett Investment Trust–Inflation Focused–Fund–Class I	$58,674,642	$140,163	$(59,370,583)	$(2,273,169)	$2,828,947		$–	–	$182,713
Lord Abbett Securities Trust–International Equity Fund–Class I	83,472,809	1,805,190	(9,295,025)	(138,599)	16,042,791		91,887,166	5,661,563	1,677,189
Lord Abbett Securities Trust–International Value Fund-Class I	74,160,195	2,597,661	(8,001,105)	(37,140)	10,863,594		79,583,205	9,329,801	2,486,661
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	45,851,386	(31,993,351)	157,403	97,330		14,112,768	3,637,311	902,898
Lord Abbett Investment Trust–Ultra Short Bond Fund–Class I	76,846,090	1,907,966	(41,200,724)	694,686	(168,861)		38,079,157	3,800,315	1,857,837
Lord Abbett Value Opportunities Fund-Class I	–	19,759,668	–	–	–		19,759,668	920,339	–
Lord Abbett Private Credit Fund 1, LP	–	8,949,823	(152,844)	–	38,707		8,835,686	8,796,979	294,754
Total				$8,707,183	$263,491,834		$1,986,745,847		$43,441,593

(a)	Includes $1,887,139 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Income Fund

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Net Change in Appreciation (Depreciation	)	Value at 8/31/2024	Shares as of 8/31/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc. - Class I	$44,620,631	$1,027,240	$(9,424,872)	$737,424	$7,278,616		$44,239,039	2,267,506	$614,240
Lord Abbett Investment Trust-Convertible Fund-Class I	2,468,781	16,090	(2,572,567)	(168)	87,864		–	–	16,090
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	263,647,815	30,986,853	(33,790,734)	(7,697,235)	16,916,147		270,062,846	28,730,090	9,924,193
Lord Abbett Research Fund, Inc.–Dividend Growth Fund,– Class I	90,411,307	1,529,251	(47,888,479)	6,362,276 (a)	7,659,790		57,647,966	2,432,404	487,072
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund-Class I	26,924,420	1,435,426	(3,351,076)	(683,329)	2,508,362		26,833,803	6,299,015	1,181,953
Lord Abbett Investment Trust-Floating Rate Fund-Class I	–	16,993,487	(1,355,000)	4,443	(2,021)		15,640,909	1,919,130	728,763
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	44,647,634	25,062,060	(7,246,026)	1,106,424	12,366,272		75,936,364	4,754,938	–
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	39,276,625	15,854,822	(26,002,036)	3,557,914	9,607,625		42,294,950	1,002,012	–
Lord Abbett Investment Trust-High Yield Fund-Class I	69,732,496	4,423,240	(11,224,678)	(177,404)	3,323,116		66,076,770	10,244,460	3,766,383
Lord Abbett Investment Trust-Income Fund-Class I	48,053,844	49,402,723	(10,225,593)	(142,138)	3,423,642		90,512,478	36,350,393	3,615,000
Lord Abbett Investment Trust–Inflation Focused– Fund–Class I	47,667,276	95,844	(48,271,304)	(2,509,729)	3,017,913		–	–	102,142

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund (continued)

Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss )	Net Change in Appreciation (Depreciation	)	Value at 8/31/2024	Shares as of 8/31/2024	Dividend Income
Lord Abbett Securities Trust-International Equity Fund-Class I	$40,230,217	$1,181,767	$(7,921,654)	$(498,465)	$7,593,249		$40,585,114	2,500,623	$806,767
Lord Abbett Securities Trust-International Value Fund-Class I	33,038,173	1,323,166	(6,893,248)	162,517	4,223,906		31,854,514	3,734,410	1,026,166
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	7,668,682	42,802,732	(20,110,478)	(8,145)	362,671		30,715,462	7,916,356	1,288,702
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	44,018,646	854,113	(35,533,501)	599,941		(365,078)	9,574,121	955,501	673,844
Lord Abbett Value Opportunities Fund-Class I	–	8,101,778	–	–	–		8,101,778	377,353	–
Lord Abbett Private Credit Fund 1, LP	–	3,915,548	(66,870)	–	16,934		3,865,612	3,848,678	128,955
Total				$814,326	$78,019,008		$813,941,726		$24,360,270

(a)	Includes $426,179 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of August 31, 2024, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.88%
Lord Abbett Investment Trust-Convertible Fund-Class I	1.02%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	15.34%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	13.21%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.63%
Lord Abbett Investment Trust-Floating Rate Fund–Class I	1.89%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	17.22%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.74%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.55%
Lord Abbett Investment Trust-Income Fund-Class I	9.83%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.62%
Lord Abbett Securities Trust-International Value Fund-Class I	4.01%
Lord Abbett Investment Trust-Short Duration Income Fund–Class I	0.71%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.92%
Lord Abbett Securities Trust-Value Opportunities Fund–Class I	0.99%
Lord Abbett Private Credit Fund 1 LP	0.44%
Total	100.00%

Multi-Asset Income Fund

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.43%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	33.18%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	7.08%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.30%
Lord Abbett Investment Trust-Floating Rate Fund–Class I	1.92%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.33%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	5.20%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.12%
Lord Abbett Investment Trust-Income Fund-Class I	11.12%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.99%
Lord Abbett Securities Trust-International Value Fund-Class I	3.91%
Lord Abbett Investment Trust-Short Duration Income Fund–Class I	3.77%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.18%
Lord Abbett Securities Trust-Value Opportunities Fund–Class I	1.00%
Lord Abbett Private Credit Fund 1 LP	0.47%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector as of August 31, 2024, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.90%
ExxonMobil Corp.	3.44%
UnitedHealth Group, Inc.	3.33%
Philip Morris International, Inc.	2.90%
Walmart, Inc.	2.86%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.64%
NextEra Energy, Inc.	2.58%
CRH PLC	2.40%
AbbVie, Inc.	2.27%
Broadcom, Inc.	2.10%

Holdings by Sector	% of Investments
Communication Services	3.76%
Consumer Discretionary	6.60%
Consumer Staples	9.04%
Energy	7.94%
Financials	24.03%
Health Care	12.25%
Industrials	15.14%
Information Technology	9.91%
Materials	5.82%
Utilities	4.54%
Repurchase Agreement	0.97%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Bank of America Corp., 7.250%	3.85%
Bill Holdings, Inc., 4/1/2027	3.72%
RingCentral, Inc., 3/15/2026	3.59%
NextEra Energy, Inc., 6.926%, 9/1/2025	3.20%
Shopify, Inc., 0.125%, 11/1/2025	3.08%
Uber Technologies, Inc., 12/15/2025	3.01%
Match Group Financeco 2, Inc., 0.875%, 6/15/2026	2.94%
NuVasive, Inc., 0.375%, 3/15/2025	2.68%
Lumentum Holdings, Inc., 0.500%, 12/15/2026	2.08%
Okta, Inc., 0.125%, 9/1/2025	1.98%

Holdings by Asset Allocation	% of Investments
Convertible Bonds	85.41%
Convertible Preferred Stocks	7.24%
Options Purchased	0.28%
Repurchase Agreements	5.03%
Time Deposits	0.20%
Money Market Funds	1.84%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 4.250%, 6/30/2029	3.93%
U.S. Treasury Bonds, 4.500%, 2/15/2044	3.80%
U.S. Treasury Notes, 4.625%, 6/30/2026	3.15%
U.S. Treasury Notes, 4.500%, 3/31/2026	2.37%
U.S. Treasury Bonds, 4.250%, 2/15/2054	1.84%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	1.81%
U.S. Treasury Bonds, 3.875%, 2/15/2043	1.70%
U.S. Treasury Bonds, 4.625%, 5/15/2054	1.23%
Uniform Mortgage-Backed Security, 6.500%, 1/1/2199	1.17%
U.S. Treasury Bonds, 2.375%, 2/15/2042	1.16%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	14.84%
Corporate Bonds	29.06%
Floating Rate Loans	1.41%
Foreign Government Obligations	2.65%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.96%
Government Sponsored Enterprises Pass-Throughs	21.93%
Municipal Bonds	0.07%
Non-Agency Commercial Mortgage-Backed Securities	6.29%
U.S. Treasury Obligations	21.41%
Repurchase Agreements	1.38%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.58%
NVIDIA Corp.	6.39%
UnitedHealth Group, Inc.	3.97%
Exxon Mobil Corp.	3.84%
Apple, Inc.	3.15%
Eli Lilly & Co.	2.75%
Philip Morris International, Inc.	2.62%
Broadcom, Inc.	2.61%
Mastercard, Inc., Class A	2.59%
JPMorgan Chase & Co.	2.57%

Holdings by Sector	% of Investments
Communication Services	0.77%
Consumer Discretionary	6.41%
Consumer Staples	8.45%
Energy	4.40%
Financials	19.12%
Health Care	14.56%
Industrials	7.82%
Information Technology	28.97%
Materials	4.76%
Utilities	3.84%
Repurchase Agreements	0.90%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Saudi Government International Bonds, 3.450%, 2/2/2061	1.84%
Peru Government International Bonds, 3.000%, 1/15/2034	1.47%
Brazil Government International Bonds, 6.125%, 3/15/2034	1.46%
Indonesia Government International Bonds, 1.850%, 3/12/2031	1.44%
Brazil Government International Bonds, 7.125%, 5/13/2054	1.40%
Republic of South Africa Government International Bonds, 4.300%, 10/12/2028	1.35%
Egypt Government International Bonds, 7.600%, 3/1/2029	1.20%
Turkiye Government International Bonds, 7.625%, 5/15/2034	1.19%
Colombia Government International Bonds, 5.000%, 6/15/2045	1.15%
Colombia Government International Bonds, 7.500%, 2/2/2034	1.13%

Holdings by Asset Allocation	% of Investments
Convertible Bonds	0.04%
Corporate Bonds	35.66%
Foreign Government Obligations	61.91%
Government Sponsored Enterprises Securities	2.23%
Repurchase Agreements	0.16%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Invesco Senior Loan ETF	1.02%
McAfee LLC, 8.592%, 3/1/2029	0.63%
Cloud Software Group, Inc., 9.335%, 3/30/2029	0.63%
Charter NEX U.S., Inc., 8.497%, 12/1/2027	0.63%
Jane Street Group LLC, 1/26/2028	0.61%
AI Aqua Merger Sub, Inc., 8.843%, 7/31/2028	0.58%
ACBL Holdings Corp.	0.57%
Sedgwick Claims Management Services, Inc., 7/31/2031	0.57%
First Eagle Investment Management LLC, 8.335%, 3/5/2029	0.57%
Nuvei Technologies Corp., 7/18/2031	0.56%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	3.14%
Common Stocks	0.31%
Convertible Bonds	0.12%
Corporate Bonds	7.63%
Exchange-Traded Funds	1.54%
Floating Rate Loans	79.98%
Preferred Stocks	0.57%
Warrants	0.01%
Repurchase Agreements	6.34%
Time Deposits	0.04%
Money Market Funds	0.32%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.52%
Alphabet, Inc.	2.75%
Shell PLC	2.58%
Diamondback Energy, Inc.	2.52%
UnitedHealth Group, Inc.	2.33%
Wells Fargo & Co.	2.32%
AbbVie, Inc.	2.20%
RTX Corp.	2.12%
Charles Schwab Corp.	2.09%
Parker-Hannifin Corp.	2.02%

Holdings by Sector	% of Investments
Communication Services	4.45%
Consumer Discretionary	5.23%
Consumer Staples	4.50%
Energy	8.31%
Financials	26.83%
Health Care	13.95%
Industrials	14.37%
Information Technology	9.82%
Materials	4.35%
Real Estate	3.93%
Utilities	3.70%
Repurchase Agreements	0.56%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	12.33%
Microsoft Corp.	6.14%
Alphabet, Inc.	3.92%
Amazon.com, Inc.	3.90%
Apple, Inc.	3.28%
Spotify Technology SA	2.91%
MercadoLibre, Inc.	2.80%
Netflix, Inc.	2.73%
Eli Lilly & Co.	2.65%
Meta Platforms, Inc.	2.65%

Holdings by Sector	% of Investments
Communication Services	14.73%
Consumer Discretionary	10.86%
Consumer Staples	1.09%
Financials	1.42%
Health Care	15.25%
Industrials	8.69%
Information Technology	46.78%
Repurchase Agreements	1.18%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Fidelity Government Portfolio	3.18%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030	0.65%
Frontier Communications Holdings LLC, 6.000%, 1/15/2030	0.62%
Vistra Operations Co. LLC, 7.750%, 10/15/2031	0.62%
Cloud Software Group, Inc., 9.000%, 9/30/2029	0.48%
American Airlines, Inc., 7.250%, 2/15/2028	0.44%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.44%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/2030	0.44%
Venture Global LNG, Inc., 9.500%, 2/1/2029	0.43%
CHS/Community Health Systems, Inc., 6.125%, 4/1/2030	0.41%

Holdings by Asset Allocation	% of Investments
Common Stocks	1.23%
Convertible Bonds	0.25%
Corporate Bonds	86.93%
Floating Rate Loans	6.68%
Non-Agency Commercial Mortgage-Backed Securities	0.00%
Preferred Stocks	0.18%
Warrants	0.00%
Repurchase Agreements	1.20%
Time Deposits	0.35%
Money Market Funds	3.18%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Income Fund

Ten Largest Holdings	% of Investments
Uniform Mortgage-Backed Security, 5.500%, TBA	2.49%
U.S. Treasury Bonds, 4.500%, 2/15/2044	2.34%
U.S. Treasury Bonds, 4.375%, 8/15/2043	1.35%
Uniform Mortgage-Backed Security, 6.000%, TBA	1.11%
Government National Mortgage Association, 6.500%, TBA	1.09%
Uniform Mortgage-Backed Security, 5.000%, TBA	0.86%
BAT Capital Corp., 7.750%, 10/19/2032	0.86%
Government National Mortgage Association, 5.500%, TBA	0.85%
Sprint Capital Corp., 6.875%, 11/15/2028	0.78%
Continental Resources, Inc., 5.750%,	0.76%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	7.16%
Corporate Bonds	73.20%
Floating Rate Loans	6.07%
Foreign Government Obligations	0.65%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%
Government Sponsored Enterprises Pass-Throughs	7.32%
Municipal Bonds	0.28%
Non-Agency Commercial Mortgage-Backed Securities	0.04%
U.S. Treasury Obligations	4.24%
Repurchase Agreements	0.85%
Time Deposits	0.02%
Money Market Funds	0.17%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Taiwan Semiconductor Manufacturing Co. Ltd.	3.76%
Novo Nordisk AS	3.00%
Schneider Electric SE	2.15%
Hitachi Ltd.	2.14%
Shell PLC	2.11%
SAP SE	2.10%
Unilever PLC	2.08%
Sumitomo Mitsui Financial Group, Inc.	1.74%
CRH PLC	1.73%
UniCredit SpA	1.68%

Holdings by Sector	% of Investments
Communication Services	5.87%
Consumer Discretionary	8.89%
Consumer Staples	7.06%
Energy	5.05%
Financials	17.90%
Health Care	12.75%
Industrials	17.26%
Information Technology	13.16%
Materials	6.48%
Real Estate	2.10%
Utilities	2.46%
Repurchase Agreements	1.02%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.35%
Sanofi SA	2.90%
Novartis AG	2.70%
Roche Holding AG	2.63%
Unilever PLC	2.62%
Sumitomo Mitsui Financial Group, Inc.	2.31%
Imperial Brands PLC	2.27%
Erste Group Bank AG	2.19%
Orange SA	2.15%
Sompo Holdings, Inc.	2.13%

Holdings by Sector	% of Investments
Communication Services	3.17%
Consumer Discretionary	4.73%
Consumer Staples	8.86%
Energy	8.50%
Financials	28.05%
Health Care	11.93%
Industrials	12.51%
Information Technology	4.91%
Materials	5.51%
Real Estate	2.87%
Utilities	6.82%
Repurchase Agreements	2.14%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.78%
U.S. Treasury Notes, 5.000%, 9/30/2025	0.74%
U.S. Treasury Notes, 4.125%, 1/31/2025	0.67%
Broadcom, Inc., 6.372%, 8/14/2026	0.66%
U.S. Treasury Notes, 4.625%, 2/28/2026	0.59%
Invitation Homes Operating Partnership LP, 6.347%, 1/31/2025	0.58%
Citigroup, Inc., 3.106%, 4/8/2026	0.54%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	0.50%
Charter Communications Operating LLC, 7.082%, 2/1/2027	0.46%
HCA, Inc., 5.250%, 4/15/2025	0.45%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	24.67%
Corporate Bonds	57.34%
Floating Rate Loans	6.50%
Foreign Government Obligations	0.23%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	0.69%
Non-Agency Commercial Mortgage-Backed Securities	6.44%
U.S. Treasury Obligations	3.20%
Repurchase Agreements	0.89%
Time Deposits	0.00%
Money Market Funds	0.02%
Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
HSBC Holdings PLC 2.999% (3 mo. USD Term SOFR + 1.43%), 3/10/2026	1.42%
APA Corp., 6.046%, 6/3/2024	1.32%
Wells Fargo & Co., 2.406% (3 mo. USD Term SOFR + 1.09%), 10/30/2025	1.19%
BNP Paribas SA (France), 2.819% (3 mo. USD Term SOFR + 1.37%), 11/19/2025	1.01%
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2025	0.99%
JPMorgan Chase & Co., 2.301% (SOFR + 1.16%), 10/15/2025	0.94%
Citigroup, Inc., 2.014% (SOFR + 0.69%), 1/25/2026	0.85%
Macquarie Group Ltd. 6.207%, 11/22/2024	0.82%
Occidental Petroleum Corp., 364 Day Term Loan, 6.180%, 12/27/2024	0.76%
Danske Bank AS, 1 yr. CMT + 2.10%, 6.466%, 1/9/2026	0.73%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	26.87%
Commercial Paper	6.43%
Corporate Bonds	56.74%
Floating Rate Loans	4.15%
Foreign Government Obligations	0.26%
Non-Agency Commercial Mortgage-Backed Securities	2.56%
U.S. Treasury Obligations	2.70%
Repurchase Agreements	0.28%
Total	100%

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
CommVault Systems, Inc.	3.20%
Criteo SA	2.17%
Allegion PLC	2.15%
BJ’s Wholesale Club Holdings, Inc.	2.10%
Permian Resources Corp.	2.09%
Belden, Inc.	2.06%
TPG, Inc.	2.02%
EMCOR Group, Inc.	2.01%
Curtiss-Wright Corp.	1.96%
Descartes Systems Group, Inc.	1.89%

Holdings by Sector	% of Investments
Communication Services	2.17%
Consumer Discretionary	10.65%
Consumer Staples	2.10%
Energy	5.56%
Financials	16.34%
Health Care	9.36%
Industrials	21.78%
Information Technology	18.02%
Materials	6.97%
Real Estate	4.13%
Utilities	2.53%
Repurchase Agreements	0.39%
Total	100.00%

QPHR-INV-3Q

(10/24)